UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2023

Date of reporting period:	August 31, 2023

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Annual Report
August 31, 2023
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Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Fund Information 3
Blue Chip Fund (unaudited) 4
Bond Market Index Fund (unaudited) 5
Diversified Real Asset Fund (unaudited) 6
Edge MidCap Fund (unaudited) 7
Global Multi-Strategy Fund (unaudited) 8
Global Sustainable Listed Infrastructure Fund (unaudited) 9
International Equity Index Fund (unaudited) 10
International Small Company Fund (unaudited) 11
Opportunistic Municipal Fund (unaudited) 12
Origin Emerging Markets Fund (unaudited) 13
Small-MidCap Dividend Income Fund (unaudited) 14
Spectrum Preferred and Capital Securities Income Fund (unaudited) 15
Financial Statements 17
Notes to Financial Statements 40
Schedules of Investments 67
Financial Highlights (includes performance information) 187
Report of Independent Registered Public Accounting Firm 215
Shareholder Expense Example 217
Supplemental Information 220

1
Economic & Financial Market Review
Global economic growth continued to slow gradually, but showed signs of resiliency as consumption activity remained strong in many developed markets. Higher levels of inflation from a year ago are driving year-over-year inflation lower (known as base effects). Global inflation fell from
6.8% in August 2022 to 3.7% in July 2023, still well above the central banks’ targets of 2%—and further decline will likely be slower.
The aggressive tightening by global central banks continued to weigh heavily on global financial conditions, with global policy rates rising by 214 basis points (bps) in the twelve months ending August 2023. The United States Federal Reserve (Fed) hiked interest rates seven times for a 300 bps total increase since August 2022. The Fed is taking a data-dependent approach and may hike rates further if inflation pressures remain high.
Although manufacturing activity remained weak, services activity continued to expand, albeit at a lower level. As such, U.S. real gross domestic product (GDP) grew an average quarter-over-quarter annualized rate of 2.5% in the four quarters ending June 2023. However, economic activity continues to slow—the global manufacturing Purchasing Manager’ Index (PMI) was below 50 for the eleventh consecutive month.
1
Similarly,
developed market PMIs were below 50 again, as they have been since October 2022. Emerging market (EM) PMIs, on the other hand, continued
a streak of eight consecutive months above 50, albeit only barely.
Global earnings growth continued to show signs of resiliency, with the MSCI All Country World Index (ACWI) trailing 12 months earnings per share (TTM EPS) increasing by 2%. The MSCI World Index TTM EPS increased by 5%, much higher than the MSCI Emerging Markets
Index’s -15%. Within developed markets, the MSCI Europe Index earnings (14%) grew at a faster pace than the U.S. (0%). Within the U.S., large-cap growth stocks, represented by the Russell 1000 Growth Index, delivered the highest earnings growth (1%). Small-cap and mid-cap, represented by the S&P Small-Cap 600 Index and the S&P Mid-Cap 400 Index, both saw negative year-over-year earnings growth. Large-cap tech, represented by the NASDAQ 100 Index, delivered -7% earnings growth.
Global equities outperformed global bonds in the last twelve months, with the MSCI ACWI Index recording a 14% gain year-over-year, while the
Bloomberg Global Aggregate Index gained 3%. Within equities, developed markets (MSCI World Index) outperformed emerging markets (MSCI
Emerging Markets Index) by 14%, and the U.S. (MSCI U.S. Index) underperformed developed market ex-U.S. (MSCI World ex-U.S. Index)
marginally by 1%. Among major markets, the MSCI China Index was the worst performer with an 8% loss. The NASDAQ 100 Index was the top outperformer on the other hand, with a 27% gain. The Bloomberg U.S. Treasury Index delivered a 2% loss as the U.S. 10-year Treasury yield rose from 3.19% to 4.11%. Global high yield bonds outperformed investment grade corporate bonds and global treasury bonds by 6% and 11%
respectively. The DXY Index, a proxy for USD strength, dropped by 5%. Commodity prices, represented by the S&P GSCI Total Return Index, fell by 2%, and Nymex crude oil dropped from 89.6 to 83.6 USD/barrel as the demand-supply dynamic improved.
Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Asset Allocation. Data as of August 31, 2023.

In global PMI readings, a number above 50 means that manufacturing activity is expanding, and a number below 50 indicates contraction..
Index descriptions:
MSCI All Country World Index (ACWI) includes large and mid-cap stocks across developed and emerging market countries.
MSCI China Index captures large and mid cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings.
MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries.
MSCI World ex-U.S. Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries-- excluding the United States.
MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets (DM) countries in Europe.
MSCI Emerging Markets Index consists of large and mid-cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each of the 24 countries.
MSCI U.S. Index is designed to measure the performance of the large and mid-cap segments of the U.S. market.
NASDAQ 100 Index is a basket of the 100 largest, most actively traded U.S. companies listed on the NASDAQ stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.
Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.

Economic & Financial Market Review
Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S.
trade partners' currencies.
S&P Mid-Cap 400 Index, more commonly known as the S&P 400, is a stock market index from S&P Dow Jones Indices. The index serves as a gauge for the U.S. mid-cap equities sector and is the most widely followed mid-cap index.
S&P Small-Cap 600 Index is a stock market index established by Standard & Poor's. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit PrincipalAm.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at 3.75% for
Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred and Capital Securities Income
Fund and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund; Class C
shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months; Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R shares do not have a sales charge. See the prospectus for details.
Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Blue Chip Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The fund invests in securities of foreign companies.
Over its fiscal year, Blue Chip Fund’s performance was helped by company selection, specifically within the Industrials sector. The fund’s largest contributor was Microsoft. Its two largest businesses, Office and cloud platform Azure, continue to gain share as they make businesses more efficient. Shares increased the past few months around excitement on incorporating generative artificial intelligence into its products, including launching Microsoft 365 Copilot last March. The next largest contributor was TransDigm, a supplier of airplane components led by a highly respected management team. TransDigm saw success in both its OEM and aftermarket businesses, with a pick-up in volumes and pricing.
The third largest contributor was Netflix, a leading entertainment streaming service with over 200 million paid members in 190 countries. The company introduced new pricing tiers to better monetize its services, including an ad-supported subscription, and efforts to stop password sharing with household sub-accounts.
Sector allocation detracted from relative performance, both a heavier weight in the Financials sector and a lighter weight in Technology. The largest detractor from Blue Chip Fund’s performance was American Tower, a communications real estate company with over two hundred thousand cell towers and communication sites. Shares declined over the last twelve months due to concerns on spending from its telecom carrier customers. The next largest detractor was Brookfield Corporation, a global investor and asset manager focused on real estate, infrastructure, renewable power and energy transition. The company continues to have investment and fund-raising success. The third largest detractor was
Charles Schwab. Shares came under pressure in March, around the regional bank weakness, despite having different fundamentals that drive the company’s deposit growth and withdrawals.
Value of a $10,000 Investment* August 31, 2013 - August 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 18.15% 12.09% 14.22% 9/30/13 6/14/12
Including Sales Charge 11.65% 10.82% 13.58%
Class C Shares Excluding Sales Charge 17.24% 11.26% 13.53% 9/30/13 6/14/12
Including Sales Charge 16.24% 11.26% 13.53%
Class J Shares Excluding Sales Charge 18.34% 12.22% 14.40% 9/11/17 6/14/12
Including Sales Charge 17.34% 12.22% 14.40%
Institutional Shares 18.45% 12.40% 14.68% 6/14/12 –
R-3 Shares 17.92% 11.87% 14.10% 3/29/16 6/14/12
R-4 Shares 18.12% 12.08% 14.32% 3/29/16 6/14/12
R-5 Shares 18.29% 12.22% 14.46% 3/29/16 6/14/12
R-6 Shares 18.61% 12.51% 14.73% 1/3/17 6/14/12
^
Extended performance is calculated based on the historical performance of the fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Bond Market Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks to provide current income. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "index") at the time of purchase. The index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
During the most recently completed fiscal year ending August 31, 2023, the portfolio performed in line with the index during the past twelve months. The top contributors to performance included security specific impacts within U.S. Treasury securities, slightly higher allocation compared to index weight to investment grade corporate bonds, and lower allocation compared to index weight to commercial mortgage-backed securities.
The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to index weight to U.S. Treasury securities, and security specific impacts within government related credit.
Value of a $10,000 Investment* August 31, 2013 - August 31, 2023
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -1.79% -0.08% 0.77% 3/16/10
Including Sales Charge -2.76% -0.08% 0.77%
Institutional Shares -1.38% 0.34% 1.34% 12/30/09
R-1 Shares -2.28% -0.55% 0.35% 12/30/09
R-3 Shares -2.02% -0.23% 0.66% 12/30/09
R-4 Shares -1.68% 0.02% 0.88% 12/30/09
R-5 Shares -1.56% 0.09% 0.98% 12/30/09

Diversified Real Asset Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: BlackRock Financial Management, Inc.; ClearBridge Investments (North America) Pty Limited; CoreCommodity Management LLC; Delaware Investments Fund
Advisers; Impax Asset Management Limited; Newton Investment Management North America LLC; Nuveen Asset Management LLC; Pictet Asset Management SA; Principal
Real Estate Investors, LLC; Wellington Management Company LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks a long-term total return in excess of inflation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt.
During the one-year period, asset allocation contributed positively to performance. Specifically, an allocation to floating rate debt within the real return component of the portfolio benefited results as floating rate debt outperformed Treasury Inflation-protected securities (TIPS). An underweight to REITs, which were the weakest segment of the real asset universe, also aided results. Manager selection was neutral overall, but there were some standout contributions from Delaware in global infrastructure and Wellington within commodities. Delaware displayed very strong selection within transportation infrastructure, especially airports, where favorable merger and acquisition activity buoyed results. High conviction out-of-index exposures in toll roads and electric utilities were also rewarded. Meanwhile, Wellington outpaced the broad commodity index through its structural underweight to energy, especially natural gas, which was under pressure through much of the period.
An underweight to natural resources hindered results as this was the best performing real asset. Within commodities, favorable manager selection generated by Wellington during the period was offset by weakness from CoreCommodity. Unlike Wellington, CoreCommodity was overweight energy, particularly natural gas, which hindered results. Energy experienced significant weakness early in the calendar year of 2023, in the face of Europe's milder than expected winter and a weaker than anticipated reopening in China. Similarly, within infrastructure, favorable manager selection generated by Delaware was offset by weakness in Clearbridge. Clearbridge's more defensive style, anchored by its dividend requirement and bias towards utility stocks, was not rewarded. Underweights to the high-flying transportation sector and exposure to wireless towers were further detractors during the period. Derivatives used within the Fund performed as expected and were not among the most positive or negative contributors to performance.
Value of a $10,000 Investment* August 31, 2013 - August 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
+-
Class A Shares Excluding Sales Charge -3.63% 3.40% 2.46% 3/16/10 –
Including Sales Charge -7.28% 2.61% 2.07%
Institutional Shares -3.32% 3.77% 2.85% 3/16/10 –
R-3 Shares -3.83% 3.24% 2.31% 3/29/16 3/16/10
R-6 Shares -3.26% 3.82% 2.88% 12/31/14 3/16/10
+-Extended performance is calculated based on the historical performance of the fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.
***The fund uses a blended benchmark, Diversified Real Asset Index (Linked), which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Diversified Real Asset Index (Linked) is composed of 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Index NTR,
15% Bloomberg US Treasury TIPS Index, 15% Bloomberg Commodity Index, and 15% S&P Global Natural Resources Index NTR. Performance for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Edge MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in real estate investment trust securities. The fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics.
Fair Isaac Corporation (FICO) engages in the provision of decision management solutions, operating through its Software and Scores segments.
FICO contributed to relative performance due to stronger than expected guidance for revenue growth and earnings. Lennox International Inc.
(LII) provides climate control solutions by designing, manufacturing, and marketing heating, ventilation, air conditioning, and refrigeration equipment. LII contributed to relative performance as the company has a strong backlog in its commercial segment and has shown improvement in the industry-wide supply chain issues. Lincoln Electric Holdings, Inc. (LECO) designs and manufactures welding and cutting products. LECO contributed to performance as revenues, margins and earnings grew. The company continued to pass on higher prices due to rising costs while growing volume.
Essential Utilities (WTRG) operates as a fully regulated water, wastewater, and natural gas distribution utility, serving residential, commercial, and industrial customers in Pennsylvania and various other states. The company lagged as historically warm winter weather in the Northeast impacted natural gas sales in Q1, resulting in a 5% year-over-year earnings per share (EPS) decline in Q1 and presenting a headwind to its 2023 earnings per share (EPS) guidance of 5-7% growth. Alexandria Real Estate Equities, Inc. (ARE) acquires, manages, expands, and develops office and laboratory space properties. ARE detracted from relative performance as investors grew concerned over the company’s small biotech exposure and higher potential development costs. FMC Corp (FMC) detracted from performance during the quarter because management narrowed the company’s 2023 guidance despite seeing strong pricing power across segments. Investors are worried that destocking is happening with input costs coming down and demand weakening after very strong 2021 and 2022 years.
Value of a $10,000 Investment* September 28, 2015 - August 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 12.20% 6.80% 10.40% 12/31/18 9/28/15
Including Sales Charge 5.99% 5.61% 9.61%
Institutional Shares 12.51% 7.14% 10.77% 9/28/15 –
R-6 Shares 12.66% 7.26% 10.94% 1/3/17 9/28/15
^Extended performance is calculated based on the historical performance of the fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Global Multi-Strategy Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Gotham Asset Management, LLC; Graham Capital Management, L.P.; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management LLC; Sound Point
Capital Management, LP; Wellington Management Company LLP; Westchester Capital Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.
The largest contributor to the fund’s performance was the fund’s allocation to the equity long/short sleeve managed by Gotham Asset Management.
While Gotham often invests in value stocks, the firm’s investment process really focuses on quality value stocks with excellent cash flow characteristics. As a result, Gotham’s performance benefited from security selection across the communications and technology sectors, as well as more traditional value sectors like healthcare, energy, and utilities. The emerging market debt long/short sleeve was also a significant contributor.
Emerging market debt experienced a nice rebound; after a challenging first three quarters of 2022, the fourth quarter of 2022 and first half of
2023 have proven to be a friendlier investing environment. For the year ending August 31, 2023, Finisterre drove its largest gains from their investments in Brazil, Mexico, and El Salvador. Losses in the sleeve came from duration hedges, as well as investments in Tunisia. The allocation to the equity long/short sleeve managed by Los Angeles Capital was also a contributor. Over the past year, Los Angeles Capital’s dynamic allocation process has favored investments in the Information Technology, and Energy sectors, which, along with good security selection, has helped to drive better returns than the average Equity Hedge manager over the reporting period.
The fund’s only detracting sleeve was the small remaining allocation to the credit long/short sleeve managed by Sound Point Capital Management.
This sleeve has been mostly liquidated, but the largest remaining investment is in a reorganized (post-bankruptcy) company which focuses on metal recycling, primarily in Europe and North America. That company’s costs are very sensitive to natural gas prices, which have been volatile in the last year, pressuring performance of Sound Point’s sleeve. Derivatives are used by Global Multi-Strategy Fund’s subadvisors on both the long and short side of their portfolios to either gain exposure to asset classes or markets or to express a bearish view on markets or specific assets.
In addition, derivatives are used by GMS’s subadvisors for hedging purposes.
Value of a $10,000 Investment* August 31, 2013 - August 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 4.79% 3.08% 2.96% 10/24/11 –
Including Sales Charge 0.87% 2.30% 2.57%
Institutional Shares 5.35% 3.55% 3.37% 10/24/11 –
R-6 Shares 5.35% 3.60% 3.41% 6/12/17 10/24/11
^Extended performance is calculated based on the historical performance of the fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Global Sustainable Listed Infrastructure Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Principal Real Estate Investors, LLC
Value of $10,000 Investment* September 22, 2022
-
August 31, 2023
Average Annual Total Returns*
as of
August 31, 2023
No performance information is shown below because the Fund has not yet had a calendar year of performance.
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks total return. The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies that are subject to the sub-advisor’s sustainable investing strategy. It invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The fund also invests in REITs but only those REITs that are engaged in the development, operation, or management of infrastructure assets. It is non-diversified.
Our fund outperformed its benchmark over the fiscal period (note that the fund's inception was in September 2022, so the period is less than 12 months). Security selection in North America, Europe and Latin America contributed positively. Within North America, the largest component of positive contribution came from the Energy sector. The portfolio benefited from an overweight to Archaea Energy specifically. This leading renewable natural gas producer performed strongly due to its agreeing to be acquired at a meaningful premium by a major energy company.
Archaea produces renewable natural gas (RNG) from landfills, which is treated and then blended with conventional natural gas for distribution by utilities to customers. An overweight to Chilean utilities was the main driver of Latin American outperformance. The stocks continued to benefit from receding political risk, normalization of business activity post-the pandemic and most recently, market anticipation of rate cuts in Chile. Our portfolio also benefited materially from an overweight to Europe. European transportation operators Vinci and Aena and utility companies Enel,
National Grid and Severn Trent were notable positive contributors as the market rewarded compelling valuations. Foreign exchange provided a positive tailwind during the period.
Security selection in Asia was a modest detractor from performance. An underweight to Mexican airports also detracted. The stocks outperformed on continued strong passenger traffic recovery driving aeronautical and non-aeronautical revenue growth. An overweight to tower operator China
Tower detracted, reflecting general weakness in Chinese equities in the final months of the period.

International Equity Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index at the time of purchase. The index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the index.
During the twelve-months ending in August 2023, the International Equity Index Fund was in line with the MSCI EAFE Index NTR. The fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the index posted positive returns as industrials and information technology posted the best returns for the year. UniCredit, Novo Nordisk, and UBS Group contributed to fund performance for the twelve-month period ending in August.
The real estate and communication services sectors were the weakest performers. Credit Suisse Group, Adyen, and Sea Limited detracted from fund performance for the twelve-month period ending in August.
Value of a $10,000 Investment* August 31, 2013 - August 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Institutional Shares 18.18% 3.96% 4.67% 12/30/09 –
R-1 Shares 17.20% 3.05% 3.76% 12/30/09 –
R-3 Shares 17.50% 3.38% 4.08% 12/30/09 –
R-4 Shares 17.68% 3.56% 4.28% 12/30/09 –
R-5 Shares 17.87% 3.69% 4.41% 12/30/09 –
R-6 Shares 18.16% 3.98% 4.66% 1/3/17 12/30/09
^Extended performance is calculated based on the historical performance of the fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

International Small Company Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency.
The portfolio outperformed its index for the twelve-month period ending August 31, 2023, on the back of strong stock selection. Stock selection in Europe and Asia Pacific stood out as key contributors to relative performance during the year. European aerospace and defense holdings performed exceptionally well amid elevated levels of defense spending amid the neighboring Russian invasion of Ukraine. Israeli cyber security as well as semiconductor holdings have performed well amid strong demand for their end products. In Asia Pacific, it was stock selection among
Australian metals and mining companies that contributed the most to relative outperformance while a Singapore utility holding performed well amid their divestment of coal-based power production in favor of profitable renewable energy projects.
Stock selection within the United Kingdom stood out as a key detractor from relative performance during the period. British based software and services holdings weighed on relative returns. A software holding pulled back following a potential acquisition bid from private equity that did not come to fruition. In IT services it was a holding that specializes in services primarily targeted at the video gaming industry which underperformed amid concerns that artificial intelligence will negatively impact their business model.
Value of a $10,000 Investment* June 11, 2014 - August 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Institutional Shares 10.91% -0.06% 3.04% 12/31/14 6/11/14
R-6 Shares 11.06% 0.03% 3.04% 1/3/17 6/11/14
^Extended performance is calculated based on the historical performance of the fund’s Class A Shares, which discontinued operations on February 23, 2021, adjusted for the fees and expenses of the share class shown.

Opportunistic Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market.
For the twelve-month period, yields on the Bloomberg Municipal Bond Index decreased resulting in gains in the broad municipal bond index.
Opportunistic Municipal Bond Fund underperformed its benchmark. Duration was a negative detractor, sector allocation and security selection were positive contributors. During the fiscal year ending August 31, 2023, the top sectors contributors were tobacco, State, recreation and tourism while the top individual security contributors were Port of Seattle, New York State Bridge Authority, Regional Transportation District – Colorado.
The top sector detractors for the fiscal year included healthcare, hospital, waste and pollution while the top individual security detractors were
Tulsa County Oklahoma Industrial Authority, New York Transportation Development Corporation, Metropolitan Pier and Exposition.
Value of a $10,000 Investment* August 31, 2013 - August 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 0.33% 1.27% 4.15% 6/14/12 –
Including Sales Charge -3.41% 0.51% 3.75%
Institutional Shares 0.72% 1.55% 4.40% 3/10/15 6/14/12
^Extended performance is calculated based on the historical performance of the fund’s Class A Shares, adjusted for the fees and expenses of the share class shown.

Origin Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
The Origin portfolios benefited from the broad market background, as the stocks held have the best earnings revisions across several different sectors - financials, industrials and even some energy names as well as technology – have so far been rewarded with far more stable positive share price trends than those stocks enjoyed in 2022. Stock selection within Financials was the leading contributor to performance, with Grupo
Financiero Banorte the leading holdings in terms of positive effect within the sector.
Stock selection in the Communication Services sector provided the second biggest beneficial effect on relative performance. At a country level,
Taiwan was the outright leader in terms of additive performance, led by Global Unichip Corp, followed by stock selection in Korea. The main drag at sector level proved to be stock selection within Materials, followed by Consumer Discretionary, while at a geographic level, holdings in
China proved the most significant detractor from overall performance.
Value of a $10,000 Investment* January 23, 2015 - August 31, 2023
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 0.08% -1.59% 0.67% 1/23/15
Including Sales Charge -5.41% -2.71% 0.01%
Institutional Shares 0.44% -1.21% 0.89% 1/23/15
R-6 Shares 0.61% -1.07% 0.97% 1/23/15

Small-MidCap Dividend Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts.
M.D.C. Holdings, Inc. (MDC), which builds and sells homes through its subsidiaries under the name Richmond American homes in Colorado,
Virginia, Maryland, California, Arizona and Nevada, added to results as sentiment for housing improved as interest rates dropped. The company has shown solid margin and balance sheet management in the face of softer year-over-year housing demand. NVent Electric plc (NVT) is an electrical equipment company that sells enclosures for electrical and tech equipment, fasteners/connectors and thermal management equipment.
The company contributed to results after beating results and raising guidance, benefitting from strong demand and improving supply chain costs.
Federal Agricultural Mortgage Corp (AGM) is a Government Sponsored Entity, providing a secondary market for a variety of loans made to borrowers in rural America. AGM outperformed due to stronger than expected results due to continued strong export demand, higher commodity prices and increasing rural infrastructure financing.
ServisFirst Bancshares, Inc. (SFBS) is a Southeast bank focused on commercial, cash management, private banking, and the professional consumer market as well as personal financial services. SFBS lagged as investors worried about regional banks following the takeover of Silicon
Valley Bank and Signature Bank early in 2023. East West Bancorp, Inc. (EWBC) is a bank focused on Asian-Americans. EWBC is primarily based in California and specializes in commercial, construction, and real estate lending as well as financing international trade. EWBC detracted as investors worried about regional banks, especially banks in California with commercial real estate exposure. Cullen/Frost Bankers, Inc. (CFR)
detracted despite higher net interest income and net interest margins during the quarter as the takeover of Silicon Valley Bank and Signature bank dominated headlines and investors became anxious about regional banks.
Value of a $10,000 Investment* August 31, 2013 - August 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 10.11% 3.95% 8.03% 6/6/11 –
Including Sales Charge 4.04% 2.78% 7.42%
Class C Shares Excluding Sales Charge 9.34% 3.17% 7.38% 6/14/12 –
Including Sales Charge 8.34% 3.17% 7.38%
Institutional Shares 10.42% 4.24% 8.36% 6/6/11 –
R-6 Shares 10.49% 4.30% 8.40% 1/3/17 6/6/11
^Extended performance is calculated based on the historical performance of the fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Spectrum Preferred and Capital Securities Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from fund performance during the fiscal year?
The investment seeks to provide current income. The fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
The bond market has gone through a fickle mood of being convinced that the Fed is done raising rates (and will cut soon) to thinking that rate cuts are still on the table. This has made the U.S. Treasury market somewhat of a roller coaster rise with 5 year yields rising from a low in August
2022 of 3.28% to a peak of 4.47% in October 2022 and up and down throughout the period to finish right back at the highs during August 2023.
The bond market continues to anticipate the Fed keeping rates elevated for longer as the back end of the curve is cheapening and real rates are rising, but the idea that the Fed may tolerate an inflation target higher than 2% was taken off the table at Jackson Hole. The implication of this is that more economic friction will be required to slow spending and labor growth and that will likely price equity lower over the near-term causing credit spreads to widen. A conflict that the Fed must deal with is that the ongoing fiscal backdrop of continued government excess spending is not aligned with the Fed’s disinflationary goal. However, the effect of fiscal excess may lead to a “fiscal fit” causing even higher real rates on the term structure of treasuries if labor markets don’t cool. This would result in a stagflationary economic environment and limited fiscal flexibility to foster growth.
Yet, as the Fed is more likely toward the end of its rate hike cycle than the beginning, the capital securities sectors have stabilized after falling precipitously from February into March. The price declines happened primarily in two stages during the period: 1) during the 4th quarter of
2022, duration explained most of the price declines as yields rose by about 20 basis points (bps), but spreads widened by about 100 bps and 2)
during the 1st quarter of 2023 all of the spread loss was recovered only to be given back by two times when the deposit crisis hit the U.S. regional bank system - prices declined materially as spreads widened by 190 bps from February into March. The differential in performance between
Value of a $10,000 Investment* August 31, 2013 - August 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 0.23% 1.74% 3.86% 6/28/05 –
Including Sales Charge -3.57% 0.96% 3.46%
Class C Shares Excluding Sales Charge -0.66% 0.94% 3.25% 1/16/07 –
Including Sales Charge -1.61% 0.94% 3.25%
Class J Shares Excluding Sales Charge 0.24% 1.72% 3.85% 12/29/03 –
Including Sales Charge -0.71% 1.72% 3.85%
Institutional Shares 0.48% 1.98% 4.14% 5/1/02 –
R-1 Shares -0.30% 1.19% 3.32% 11/1/04 –
R-3 Shares 0.11% 1.54% 3.65% 6/1/04 –
R-4 Shares 0.21% 1.69% 3.82% 6/1/04 –
R-5 Shares 0.21% 1.80% 3.95% 6/1/04 –
R-6 Shares 0.59% 2.08% 4.17% 1/3/17 5/1/02

Spectrum Preferred and Capital Securities Income Fund
investment grade and below investment grade paper widened noticeably but has retraced more recently as the Fed’s Bank Term Funding Program
(BTFP) has prevented realized loss impacts in liquidity portfolios from being necessary. As a result of the BTFP’s renewed quantitative easing effect, equity has rallied throughout the spring and summer though inflation is still a burden to global economies. The Fed has assured markets that its inflation fighting job is not complete.
Allocations to Contingent Convertible Bonds (CoCo) Additional Tier 1 (AD1), Insurance hybrids, and short U.S. Treasury 10 year futures contributed to absolute performance and allocations to $25 par preferred stock, Tier2 CoCo and 2year U.S. Treasury notes detracted from absolute performance. The fund tactics were primarily to be underweight the retail $25 par sector because of the sector’s long duration risk and overweight
Contingent Convertible Capital Securities because of the sector’s shorter duration, yield, and liquidity. The fund outperformed its benchmark during the period.
^Extended performance is calculated based on the historical performance of the fund’s Institutional Shares, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund(a)
Investment in securities--at cost ................................................................
$ 6,223,779 $ 2,638,791 $ 3,679,397
Investment in affiliated Funds--at cost ..........................................................
$ 2 $ 55,110 $ 76,170
Assets
Investment in securities--at value  ................................................................ $ 9,473,696 $ 2,461,988
(b)
$ 3,457,728
(b)
Investment in affiliated Funds--at value ........................................................... 2 55,110 76,170
Cash ............................................................................................... – – 259
Deposits with counterparty ........................................................................ – 3 885
Receivables:
Dividends and interest ....................................................................... 8,033 14,764 10,357
Expense reimbursement from Manager ..................................................... 326 31 –
Expense reimbursement from Distributor ................................................... 3 1 –
Foreign currency contracts ................................................................. – – 86
Fund shares sold ............................................................................. 6,730 1,324 1,452
Investment securities sold ................................................................... 5,666 33,179 22,721
Variation margin on futures ................................................................. – – 4,297
Variation margin on swaps .................................................................. – – 25
Total Assets   9,494,456 2,566,400 3,573,980
Liabilities
Accrued management and investment advisory fees .............................................. 4,656 293 2,257
Accrued administrative service fees .............................................................. 1 1 –
Accrued distribution fees .......................................................................... 476 6 16
Accrued service fees .............................................................................. 5 5 –
Accrued transfer agent fees ....................................................................... 899 49 654
Accrued custodian fees ............................................................................ – – 84
Accrued directors' expenses ....................................................................... 18 6 9
Accrued professional fees ......................................................................... 24 33 123
Accrued other expenses ........................................................................... 111 21 58
Cash overdraft ..................................................................................... – 3 1,429
Deposits from counterparty ....................................................................... – – 129
Payables:
Expense reimbursement to Manager ........................................................ – – 47
Foreign currency contracts .................................................................. – – 111
Fund shares redeemed ....................................................................... 5,496 325 3,904
Interfund borrowing ......................................................................... 5,455 – –
Investment securities purchased ............................................................ – 64,880 52,526
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 852 ) ........... – – 1,519
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ...................... – – 202
Variation margin on futures ................................................................. – – 6,240
Variation margin on swaps .................................................................. – – 83
Collateral obligation on securities loaned, at value ............................................... – 13,660 12,097
Total Liabilities
17,141 79,282 81,488
Net Assets Applicable to Outstanding Shares ..................................................
$ 9,477,315 $ 2,487,118 $ 3,492,492
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 6,345,125 $ 2,648,110 $ 3,737,351
Total distributable earnings (accumulated loss) ...................................................
3,132,190 (160,992) (244,859)
Total Net Assets
$ 9,477,315 $ 2,487,118 $ 3,492,492

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund(a)
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,300,000 710,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,005,219 N/A $ 73,729
Shares Issued and Outstanding .............................................................. 29,190 6,778
Net Asset Value per share ................................................................... $ 34 .44
(c)
$ 10 .88
(c)
Maximum Offering Price ....................................................................
$ 36 .44 $ 11 .30
Class C : Net Assets ................................................................................ $ 288,734 N/A N/A
Shares Issued and Outstanding .............................................................. 9,128
Net Asset Value per share ...................................................................
$ 31 .63
(c)
Class J : Net Assets ................................................................................ $ 196,453 $ 29,452 N/A
Shares Issued and Outstanding .............................................................. 5,595 3,548
Net Asset Value per share ...................................................................
$ 35 .11
(c)
$ 8 .30
(c)
Institutional : Net Assets ........................................................................... $ 2,555,465 $ 2,434,617 $ 2,002,048
Shares Issued and Outstanding .............................................................. 72,101 286,156 184,227
Net Asset Value per share ...................................................................
$ 35 .44 $ 8 .51 $ 10 .87
R-1 : Net Assets .................................................................................... N/A $ 507 N/A
Shares Issued and Outstanding .............................................................. 61
Net Asset Value per share ...................................................................
$ 8 .34
R-3 : Net Assets .................................................................................... $ 11,611 $ 8,995 $ 271
Shares Issued and Outstanding .............................................................. 339 1,084 25
Net Asset Value per share ...................................................................
$ 34 .23 $ 8 .30 $ 10 .79
R-4 : Net Assets .................................................................................... $ 2,025 $ 3,829 N/A
Shares Issued and Outstanding .............................................................. 58 457
Net Asset Value per share ...................................................................
$ 34 .69 $ 8 .39
R-5 : Net Assets .................................................................................... $ 12,616 $ 9,718 N/A
Shares Issued and Outstanding .............................................................. 360 1,163
Net Asset Value per share ...................................................................
$ 35 .06 $ 8 .36
R-6 : Net Assets .................................................................................... $ 5,405,192 N/A $ 1,416,444
Shares Issued and Outstanding .............................................................. 151,707 130,394
Net Asset Value per share ...................................................................
$ 35 .63 $ 10 .86
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund(a)
Global Sustainable
Listed Infrastructure
Fund
Investment in securities--at cost ................................................................
$ 71,299 $ 354,241 $ 16,210
Investment in affiliated Funds--at cost ..........................................................
$ 1,805 $ 85,033 $ 682
Foreign currency--at cost ........................................................................
$ – $ 16 $ –
Assets
Investment in securities--at value  ................................................................ $ 74,351 $ 347,042 $ 15,270
(b)
Investment in affiliated Funds--at value ........................................................... 1,805 85,033 682
Foreign currency--at value ........................................................................ – 15 –
Cash ............................................................................................... – 550 –
Deposits with counterparty ........................................................................ – 36,975 –
Receivables:
Dividends and interest ....................................................................... 130 3,013 37
Expense reimbursement from Manager ..................................................... – 42 5
Foreign currency contracts ................................................................. – 1,339 –
Fund shares sold ............................................................................. 123 948 1
Investment securities sold ................................................................... 75 5,993 89
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ........................... – 5,507 –
Variation margin on futures ................................................................. – 462 –
Variation margin on swaps .................................................................. – 31 –
Prepaid expenses ..................................................................................
– – 8
Total Assets   76,484 486,950 16,092
Liabilities
Accrued management and investment advisory fees .............................................. 42 548 10
Accrued distribution fees .......................................................................... 4 8 –
Accrued transfer agent fees ....................................................................... 18 52 –
Accrued directors' expenses ....................................................................... 3 4 2
Accrued professional fees ......................................................................... 20 161 26
Accrued registration fees .......................................................................... 4 – –
Accrued other expenses ........................................................................... 2 67 –
Cash overdraft ..................................................................................... – – 44
Deposits from counterparty ....................................................................... – 100 –
Payables:
Dividends and interest on securities sold short ............................................. – 26 –
Expense reimbursement to Manager ........................................................ 8 – –
Foreign currency contracts .................................................................. – 1,225 –
Fund shares redeemed ....................................................................... 8 481 –
Investment securities purchased ............................................................ – 3,619 –
Options and swaptions contracts written  (premiums received $ 0 , $ 1,446 and $ 0 ) ......... – 1,122 –
Short sales (proceeds received $ 0 , $ 27,245 and $ 0 ) ........................................ – 28,138 –
OTC swap agreements--at value (premiums received $ 0 , $ 57 and $ 0 ) ..................... – 127 –
Variation margin on futures ................................................................. – 452 –
Variation margin on swaps .................................................................. – 8 –
Collateral obligation on securities loaned, at value ............................................... – – 1
Total Liabilities
109 36,138 83
Net Assets Applicable to Outstanding Shares ..................................................
$ 76,375 $ 450,812 $ 16,009
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 72,989 $ 463,845 $ 15,929
Total distributable earnings (accumulated loss) ...................................................
3,386 (13,033) 80
Total Net Assets
$ 76,375 $ 450,812 $ 16,009
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 1,750,000 200,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 17,724 $ 38,521 N/A
Shares Issued and Outstanding .............................................................. 1,522 3,718
Net Asset Value per share ................................................................... $ 11 .65
(c)
$ 10 .36
(c)
Maximum Offering Price ....................................................................
$ 12 .33 $ 10 .76
Institutional : Net Assets ........................................................................... $ 30,598 $ 343,287 $ 16,009
Shares Issued and Outstanding .............................................................. 2,601 32,505 1,539
Net Asset Value per share ...................................................................
$ 11 .76 $ 10 .56 $ 10 .40
R-6 : Net Assets .................................................................................... $ 28,053 $ 69,004 N/A
Shares Issued and Outstanding .............................................................. 2,371 6,528
Net Asset Value per share ...................................................................
$ 11 .83 $ 10 .57
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
Investment in securities--at cost ................................................................
$ 1,067,319 $ 673,139 $ 152,980
Investment in affiliated Funds--at cost ..........................................................
$ 4,610 $ 13,893 $ –
Assets
Investment in securities--at value  ................................................................ $ 1,226,064
(a)
$ 696,488
(a)
$ 142,283
Investment in affiliated Funds--at value ........................................................... 4,610 13,893 –
Cash ............................................................................................... – – 1,516
Deposits with counterparty ........................................................................ 63 – –
Receivables:
Dividends and interest ....................................................................... 6,651 2,352 1,851
Expense reimbursement from Manager ..................................................... 38 – –
Fund shares sold ............................................................................. 444 201 508
Investment securities sold ................................................................... 18,272 12,687 –
Total Assets   1,256,142 725,621 146,158
Liabilities
Accrued management and investment advisory fees .............................................. 259 591 50
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 4 – 9
Accrued service fees .............................................................................. 8 – –
Accrued transfer agent fees ....................................................................... 12 6 28
Accrued custodian fees ............................................................................ – 91 –
Accrued directors' expenses ....................................................................... 4 4 4
Accrued professional fees ......................................................................... 55 33 38
Accrued other expenses ........................................................................... 166 5 10
Cash overdraft ..................................................................................... 629 5,203 –
Payables:
Dividends payable ........................................................................... – – 481
Expense reimbursement to Manager ........................................................ – 4 4
Fund shares redeemed ....................................................................... 270 141 767
Interest expense and fees payable ........................................................... – – 74
Investment securities purchased ............................................................ 17,126 1,807 2,000
Variation margin on futures ................................................................. 10 – –
Collateral obligation on securities loaned, at value ............................................... 5,004 11,229 –
Floating rate notes issued .........................................................................
– – 7,283
Total Liabilities
23,548 19,114 10,748
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,232,594 $ 706,507 $ 135,410
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,067,363 $ 743,601 $ 160,704
Total distributable earnings (accumulated loss) ...................................................
165,231 (37,094) (25,294)
Total Net Assets
$ 1,232,594 $ 706,507 $ 135,410
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 650,000 300,000 300,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A N/A $ 41,241
Shares Issued and Outstanding .............................................................. 4,373
Net Asset Value per share ................................................................... $ 9 .43
(b)
Maximum Offering Price ....................................................................
$ 9 .80
Institutional : Net Assets ........................................................................... $ 65,622 $ 36,678 $ 94,169
Shares Issued and Outstanding .............................................................. 6,084 3,771 9,978
Net Asset Value per share ...................................................................
$ 10 .79 $ 9 .73 $ 9 .44
R-1 : Net Assets .................................................................................... $ 394 N/A N/A
Shares Issued and Outstanding .............................................................. 38
Net Asset Value per share ...................................................................
$ 10 .41
R-3 : Net Assets .................................................................................... $ 12,167 N/A N/A
Shares Issued and Outstanding .............................................................. 1,153
Net Asset Value per share ...................................................................
$ 10 .55
R-4 : Net Assets .................................................................................... $ 10,011 N/A N/A
Shares Issued and Outstanding .............................................................. 937
Net Asset Value per share ...................................................................
$ 10 .68
R-5 : Net Assets .................................................................................... $ 14,032 N/A N/A
Shares Issued and Outstanding .............................................................. 1,309
Net Asset Value per share ...................................................................
$ 10 .72
R-6 : Net Assets .................................................................................... $ 1,130,368 $ 669,829 N/A
Shares Issued and Outstanding .............................................................. 104,691 68,437
Net Asset Value per share ...................................................................
$ 10 .80 $ 9 .79
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ................................................................
$ 2,839,060 $ 955,937 $ 6,215,036
Investment in affiliated Funds--at cost ..........................................................
$ 32,836 $ 13,928 $ 108,485
Foreign currency--at cost ........................................................................
$ 92 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 2,611,825
(a)
$ 1,270,785 $ 5,696,400
(a)
Investment in affiliated Funds--at value ........................................................... 32,836 13,928 108,485
Foreign currency--at value ........................................................................ 92 – –
Deposits with counterparty ........................................................................ – – 9,233
Receivables:
Dividends and interest ....................................................................... 3,821 2,444 82,280
Expense reimbursement from Manager ..................................................... 147 54 –
Expense reimbursement from Distributor ................................................... – – 1
Foreign tax refund ........................................................................... 997 – –
Fund shares sold ............................................................................. 470 418 9,601
Investment securities sold ................................................................... 992 – 3,663
Variation margin on futures ................................................................. – – 179
Total Assets   2,651,180 1,287,629 5,909,842
Liabilities
Accrued management and investment advisory fees .............................................. 2,165 848 3,425
Accrued distribution fees .......................................................................... 1 59 279
Accrued service fees .............................................................................. – – 1
Accrued transfer agent fees ....................................................................... 32 106 922
Accrued chief compliance officer fees ............................................................ – – 1
Accrued directors' expenses ....................................................................... 7 4 11
Accrued foreign tax ............................................................................... 8,175 – –
Accrued professional fees ......................................................................... 47 22 35
Accrued other expenses ........................................................................... 309 11 154
Cash overdraft ..................................................................................... – – 176
Payables:
Fund shares redeemed ....................................................................... 1,111 839 5,160
Investment securities purchased ............................................................ – – 8,087
Variation margin on futures ................................................................. – – 342
Collateral obligation on securities loaned, at value ............................................... 6,680 – 137,021
Total Liabilities
18,527 1,889 155,614
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,632,653 $ 1,285,740 $ 5,754,228
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,375,920 $ 971,396 $ 6,643,517
Total distributable earnings (accumulated loss) ...................................................
(743,267) 314,344 (889,289)
Total Net Assets
$ 2,632,653 $ 1,285,740 $ 5,754,228

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 1,700,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 4,982 $ 156,039 $ 697,257
Shares Issued and Outstanding .............................................................. 518 9,487 80,367
Net Asset Value per share ................................................................... $ 9 .61
(b)
$ 16 .45
(b)
$ 8 .68
(b)
Maximum Offering Price ....................................................................
$ 10 .17 $ 17 .41 $ 9 .02
Class C : Net Assets ................................................................................ N/A $ 29,705 $ 147,896
Shares Issued and Outstanding .............................................................. 1,828 17,049
Net Asset Value per share ...................................................................
$ 16 .25
(b)
$ 8 .67
(b)
Class J : Net Assets ................................................................................ N/A N/A $ 31,131
Shares Issued and Outstanding .............................................................. 3,715
Net Asset Value per share ...................................................................
$ 8 .38
(b)
Institutional : Net Assets ........................................................................... $ 73,802 $ 698,401 $ 3,930,780
Shares Issued and Outstanding .............................................................. 7,814 42,199 457,115
Net Asset Value per share ...................................................................
$ 9 .44 $ 16 .55 $ 8 .60
R-1 : Net Assets .................................................................................... N/A N/A $ 459
Shares Issued and Outstanding .............................................................. 54
Net Asset Value per share ...................................................................
$ 8 .55
R-3 : Net Assets .................................................................................... N/A N/A $ 1,981
Shares Issued and Outstanding .............................................................. 232
Net Asset Value per share ...................................................................
$ 8 .54
R-4 : Net Assets .................................................................................... N/A N/A $ 946
Shares Issued and Outstanding .............................................................. 111
Net Asset Value per share ...................................................................
$ 8 .50
R-5 : Net Assets .................................................................................... N/A N/A $ 1,987
Shares Issued and Outstanding .............................................................. 232
Net Asset Value per share ...................................................................
$ 8 .55
R-6 : Net Assets .................................................................................... $ 2,553,869 $ 401,595 $ 941,791
Shares Issued and Outstanding .............................................................. 270,010 24,132 109,574
Net Asset Value per share ...................................................................
$ 9 .46 $ 16 .64 $ 8 .60
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2023

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real
Asset Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 593 $ 5,719 $ 4,245
Dividends ............................................................................................... 60,293 544 86,514
Withholding tax ........................................................................................ (922) – (4,519)
Interest .................................................................................................. 18 81,822 58,115
Securities lending - net .................................................................................
4 121 197
Total Income 59,986 88,206 144,552
Expenses:
Management and investment advisory fees ............................................................ 51,176 3,393 29,831
Distribution f ees - Class A ............................................................................. 2,193 N/A 261
Distribution f ees - Class C ............................................................................. 2,635 N/A N/A
Distribution f ees - Class J .............................................................................. 242 47 N/A
Distribution f ees - R-1 ................................................................................. N/A 2 N/A
Distribution f ees - R-3 ................................................................................. 26 21 1
Distribution f ees - R-4 ................................................................................. 2 3 N/A
Administrative service fees - R-1 ...................................................................... N/A 2 N/A
Administrative service fees - R-3 ...................................................................... 7 6 –
Administrative service fees - R-4 ...................................................................... 1 1 N/A
Administrative service fees - R-5 ...................................................................... 1 1 –
Registration fees - Class A ............................................................................. 56 N/A 25
Registration fees - Class C ............................................................................. 19 N/A N/A
Registration fees - Class J .............................................................................. 18 16 N/A
Registration fees - Institutional ........................................................................ 111 68 58
Registration fees - R-6 ................................................................................. 16 N/A 22
Service fees - R-1 ...................................................................................... N/A 2 N/A
Service fees - R-3 ...................................................................................... 26 21 1
Service fees - R-4 ...................................................................................... 6 8 N/A
Service fees - R-5 ...................................................................................... 23 25 –
Shareholder meeting expense .......................................................................... 355 32 127
Shareholder reports - Class A .......................................................................... 80 N/A 20
Shareholder reports - Class C .......................................................................... 18 N/A N/A
Shareholder reports - Class J ........................................................................... 3 2 N/A
Shareholder reports - Institutional ..................................................................... 148 10 149
Shareholder reports - R-6 .............................................................................. 10 N/A 10
Transfer agent fees - Class A ........................................................................... 959 N/A 141
Transfer agent fees - Class C ........................................................................... 247 N/A N/A
Transfer agent fees - Class J ........................................................................... 99 53 N/A
Transfer agent fees - Institutional ...................................................................... 2,377 100 2,084
Chief compliance officer expenses ..................................................................... 5 1 2
Custodian fees .......................................................................................... 4 38 201
Directors' expenses ..................................................................................... 204 59 96
Professional fees ....................................................................................... 37 42 154
Other expenses ......................................................................................... 232 29 116
Total Gross Expenses 61,336 3,982 33,299
Less: Reimbursement from Manager .................................................................. 2,598 364 685
Less: Reimbursement from Manager - Class A ........................................................ – N/A 22
Less: Reimbursement from Manager - Institutional ................................................... 478 – 1,019
Less: Reimbursement from Distributor - Class J ...................................................... 32 6 N/A
Total Net Expenses 58,228 3,612 31,573
Net Investment Income (Loss) 1,758 84,594 112,979

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2023

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real
Asset Fund
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (107,672) (28,359) (66,055)
Foreign currency contracts ............................................................................. – – (50)
Foreign currency transactions .......................................................................... – – (671)
Futures contracts ....................................................................................... – – (83,236)
Options and swaptions ................................................................................. – – 205
Short sales .............................................................................................. – – 17
Swap agreements ....................................................................................... – – (27,247)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 1,610,098 (82,098) (96,970)
Foreign currency contracts ............................................................................. – – (90)
Futures contracts ....................................................................................... – – 14,600
Options and swaptions ................................................................................. – – (641)
Swap agreements ....................................................................................... – – 58
Translation of assets and liabilities in foreign currencies .............................................. – – 229
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 1,502,426 (110,457) (259,851)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,504,184 $ (25,863) $ (146,872)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-5 shares discontinued operations and converted to Class R-6 shares on January 13, 2023.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2023

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-
Strategy Fund
(a)
Global Sustainable
Listed Infrastructure
Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 77 $ 3,415 $ 31
Dividends ............................................................................................... 1,655 4,111 482
Foreign tax reclaims .................................................................................... – 194 –
Withholding tax ........................................................................................ – (134) (28)
Interest .................................................................................................. 1 11,907 –
Total Income 1,733 19,493 485
Expenses:
Management and investment advisory fees ............................................................ 600 6,635 98
Distribution f ees - Class A ............................................................................. 42 95 N/A
Registration fees - Class A ............................................................................. 17 19 N/A
Registration fees - Institutional ........................................................................ 18 29 32
Registration fees - R-6 ................................................................................. 19 19 N/A
Shareholder meeting expense .......................................................................... 10 96 –
Shareholder reports - Class A .......................................................................... 1 3 N/A
Shareholder reports - Institutional ..................................................................... 4 41 –
Shareholder reports - R-6 .............................................................................. 1 – N/A
Transfer agent fees - Class A ........................................................................... 35 48 N/A
Transfer agent fees - Institutional ...................................................................... 41 314 1
Custodian fees .......................................................................................... 2 173 12
Directors' expenses ..................................................................................... 5 14 3
Dividends and interest on securities sold short ........................................................ – 655 –
Professional fees ....................................................................................... 24 203 33
Short sale fees .......................................................................................... – 360 –
Other expenses ......................................................................................... 4 36 1
Total Gross Expenses 823 8,740 180
Less: Reimbursement from Manager .................................................................. 17 62 –
Less: Reimbursement from Manager - Class A ........................................................ 33 – N/A
Less: Reimbursement from Manager - Institutional ................................................... 28 600 65
Less: Reimbursement from Manager - R-6 ............................................................ 24 72 N/A
Total Net Expenses 721 8,006 115
Net Investment Income (Loss) 1,012 11,487 370
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,629 (11,615) 780
Foreign currency contracts ............................................................................. – 2,230 –
Foreign currency transactions .......................................................................... (1) 272 (7)
Futures contracts ....................................................................................... – (4,285) –
Options and swaptions ................................................................................. – 1,162 –
Capital gain distributions received from other investment companies ................................ – 1 –
Short sales .............................................................................................. – 1,208 –
Swap agreements ....................................................................................... – 3,482 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 7,478 28,063 (940)
Foreign currency contracts ............................................................................. – (2,704) –
Futures contracts ....................................................................................... – 1,156 –
Options and swaptions ................................................................................. – 253 –
Short sales .............................................................................................. – (5,505) –
Swap agreements ....................................................................................... – (2,695) –
Translation of assets and liabilities in foreign currencies .............................................. – 26 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 9,106 11,049 (167)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 10,118 $ 22,536 $ 203
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Period from September 22, 2022, date operations commenced, through August 31, 2023.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2023

See accompanying notes.
Amounts in thousands
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 194 $ 363 $ –
Dividends ............................................................................................... 36,610 20,616 4
Foreign tax reclaims .................................................................................... 599 305 –
Withholding tax ........................................................................................ (3,208) (1,710) –
Interest .................................................................................................. 10 8 6,573
Securities lending - net .................................................................................
107 72 –
Total Income 34,312 19,654 6,577
Expenses:
Management and investment advisory fees ............................................................ 2,685 6,905 579
Distribution f ees - Class A ............................................................................. N/A N/A 108
Distribution f ees - R-1 ................................................................................. 1 N/A N/A
Distribution f ees - R-3 ................................................................................. 29 N/A N/A
Distribution f ees - R-4 ................................................................................. 9 N/A N/A
Administrative service fees - R-1 ...................................................................... 1 N/A N/A
Administrative service fees - R-3 ...................................................................... 8 N/A N/A
Administrative service fees - R-4 ...................................................................... 3 N/A N/A
Administrative service fees - R-5 ...................................................................... 2 N/A N/A
Registration fees - Class A ............................................................................. N/A N/A 18
Registration fees - Institutional ........................................................................ 15 19 27
Registration fees - R-6 ................................................................................. 18 19 N/A
Service fees - R-1 ...................................................................................... 1 N/A N/A
Service fees - R-3 ...................................................................................... 29 N/A N/A
Service fees - R-4 ...................................................................................... 23 N/A N/A
Service fees - R-5 ...................................................................................... 38 N/A N/A
Shareholder meeting expense .......................................................................... 13 3 7
Shareholder reports - Class A .......................................................................... N/A N/A 1
Shareholder reports - Institutional ..................................................................... 12 5 2
Transfer agent fees - Class A ........................................................................... N/A N/A 36
Transfer agent fees - Institutional ...................................................................... 38 20 81
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 239 249 2
Directors' expenses ..................................................................................... 27 19 7
Index license fees ...................................................................................... 301 – –
Interest expense and fees ............................................................................... – – 262
Professional fees ....................................................................................... 106 47 44
Other expenses ......................................................................................... 96 41 5
Total Gross Expenses 3,695 7,327 1,179
Less: Reimbursement from Manager .................................................................. – – 25
Less: Reimbursement from Manager - Class A ........................................................ N/A N/A 11
Less: Reimbursement from Manager - Institutional ................................................... 80 28 51
Less: Reimbursement from Manager - R-6 ............................................................ 255 67 N/A
Total Net Expenses 3,360 7,232 1,092
Net Investment Income (Loss) 30,952 12,422 5,485
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 7,229 (40,367) (4,799)
Foreign currency transactions .......................................................................... (518) (157) –
Futures contracts ....................................................................................... 214 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 133,563 99,608 (500)
Futures contracts ....................................................................................... 64 – –
Translation of assets and liabilities in foreign currencies .............................................. 317 125 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 140,869 59,209 (5,299)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 171,821 $ 71,631 $ 186

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2023

See accompanying notes.
Amounts in thousands
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income
Fund
Spectrum Preferred
and Capital
Securities Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,258 $ 871 $ 2,911
Dividends ............................................................................................... 94,847 28,670 31,181
Withholding tax ........................................................................................ (10,912) (121) –
Interest .................................................................................................. 23 6 289,673
Securities lending - net .................................................................................
125 3 947
Total Income 86,341 29,429 324,712
Expenses:
Management and investment advisory fees ............................................................ 24,130 8,984 40,611
Distribution f ees - Class A ............................................................................. 13 367 1,826
Distribution f ees - Class C ............................................................................. N/A 371 1,603
Distribution f ees - Class J .............................................................................. N/A N/A 50
Distribution f ees - R-1 ................................................................................. N/A N/A 2
Distribution f ees - R-3 ................................................................................. N/A N/A 15
Distribution f ees - R-4 ................................................................................. N/A N/A 1
Administrative service fees - R-1 ...................................................................... N/A N/A 1
Administrative service fees - R-3 ...................................................................... N/A N/A 4
Registration fees - Class A ............................................................................. 17 20 50
Registration fees - Class C ............................................................................. N/A 17 17
Registration fees - Class J .............................................................................. N/A N/A 15
Registration fees - Institutional ........................................................................ 19 36 235
Registration fees - R-6 ................................................................................. 18 17 17
Service fees - R-1 ...................................................................................... N/A N/A 1
Service fees - R-3 ...................................................................................... N/A N/A 15
Service fees - R-4 ...................................................................................... N/A N/A 2
Service fees - R-5 ...................................................................................... N/A N/A 6
Shareholder meeting expense .......................................................................... 31 115 419
Shareholder reports - Class A .......................................................................... 1 10 41
Shareholder reports - Class C .......................................................................... N/A 4 12
Shareholder reports - Class J ........................................................................... N/A N/A 2
Shareholder reports - Institutional ..................................................................... 32 46 263
Shareholder reports - R-6 .............................................................................. – – 4
Transfer agent fees - Class A ........................................................................... 17 165 591
Transfer agent fees - Class C ........................................................................... N/A 55 138
Transfer agent fees - Class J ........................................................................... N/A N/A 46
Transfer agent fees - Institutional ...................................................................... 110 574 3,470
Chief compliance officer expenses ..................................................................... 1 1 3
Custodian fees .......................................................................................... 941 6 43
Directors' expenses ..................................................................................... 61 29 140
Professional fees ....................................................................................... 79 25 44
Other expenses ......................................................................................... 35 16 139
Total Gross Expenses 25,505 10,858 49,826
Less: Reimbursement from Manager - Class A ........................................................ 28 98 –
Less: Reimbursement from Manager - Class C ........................................................ N/A 53 –
Less: Reimbursement from Manager - Institutional ................................................... 89 250 –
Less: Reimbursement from Manager - R-6 ............................................................ 132 – –
Less: Reimbursement from Distributor - Class J ...................................................... N/A N/A 7
Total Net Expenses 25,256 10,457 49,819
Net Investment Income (Loss) 61,085 18,972 274,893
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 196 , $ 0 and $ 0 , respectively) ...................... (323,567) 16,282 (255,725)
Foreign currency transactions .......................................................................... (2,336) 5 –
Futures contracts ....................................................................................... – – (7,883)
Options and swaptions ................................................................................. – – 5,731
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (4,642) , $ 0 and $ 0 , respectively) ............................... 292,504 70,408 (9,818)
Futures contracts ....................................................................................... – – (1,059)
Options and swaptions ................................................................................. – – (37)
Translation of assets and liabilities in foreign currencies .............................................. (243) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions (33,642) 86,695 (268,791)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 27,443 $ 105,667 $ 6,102

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,758 $ (6,854)
Net realized gain (loss) on investments ...................................................................................................... (107,672) 164,417
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,610,098 (3,112,210)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,504,184 (2,954,647)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (57,147) (707,526)
Total Dividends and Distributions (57,147) (707,526)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(680,787) 1,310,811
Total Increase (Decrease) in Net Assets 766,250 (2,351,362)
Net Assets
Beginning of period ..........................................................................................................................
8,711,065 11,062,427
End of period ................................................................................................................................
$ 9,477,315 $ 8,711,065
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold .................................... $ 363,827 $ 27,493 $ 39,638 $ 739,154 $ 4,740 $ 684 $ 4,651 $ 677,768
Reinvested ............................... 5,338 1,883 1,022 15,210 73 18 53 32,338
Redeemed ................................
(368,399) (57,553) (28,384) (1,062,552) (5,854) (1,446) (1,771) (1,068,718)
Net Increase (Decrease)
$ 766 $ (28,177) $ 12,276 $ (308,188) $ (1,041) $ (744) $ 2,933 $ (358,612)
Shares:
Sold .................................... 12,834 988 1,265 24,369 157 23 152 22,154
Reinvested ............................... 185 71 35 514 3 1 2 1,089
Redeemed ................................
(12,805) (2,117) (938) (34,906) (199) (48) (61) (34,642)
Net Increase (Decrease)
214 (1,058) 362 (10,023) (39) (24) 93 (11,399)
Year Ended August 31, 2022
Dollars:
Sold .................................... $ 807,570 $ 51,978 $ 49,558 $ 1,267,920 $ 8,023 $ 1,964 $ 8,101 $ 1,269,219
Reinvested ............................... 73,802 26,887 14,404 194,441 884 364 791 378,787
Redeemed ................................
(770,601) (76,770) (55,089) (1,050,923) (4,754) (3,883) (8,787) (873,075)
Net Increase (Decrease)
$ 110,771 $ 2,095 $ 8,873 $ 411,438 $ 4,153 $ (1,555) $ 105 $ 774,931
Shares:
Sold .................................... 24,212 1,532 1,319 35,987 226 50 228 36,892
Reinvested ............................... 1,862 729 357 4,790 22 9 20 9,300
Redeemed ................................
(23,482) (2,391) (1,577) (30,861) (134) (107) (268) (23,630)
Net Increase (Decrease)
2,592 (130) 99 9,916 114 (48) (20) 22,562
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on
investments ............................... $ (5,419) $ (1,962) $ (1,024) $ (15,841) $ (73) $ (18) $ (53) $ (32,757)
Total Dividends and Distributions
$ (5,419) $ (1,962) $ (1,024) $ (15,841) $ (73) $ (18) $ (53) $ (32,757)
Year Ended August 31, 2022
From net investment income and net realized gain on
investments ............................... $ (75,167) $ (28,072) $ (14,420) $ (204,612) $ (884) $ (364) $ (791) $ (383,216)
Total Dividends and Distributions
$ (75,167) $ (28,072) $ (14,420) $ (204,612) $ (884) $ (364) $ (791) $ (383,216)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 84,594 $ 18,388
Net realized gain (loss) on investments ...................................................................................................... (28,359) (13,307)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(82,098) (129,982)
Net Increase (Decrease) in Net Assets Resulting from Operations (25,863) (124,901)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (38,726) (17,934)
Total Dividends and Distributions (38,726) (17,934)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
638,716 1,157,471
Total Increase (Decrease) in Net Assets 574,127 1,014,636
Net Assets
Beginning of period ..........................................................................................................................
1,912,991 898,355
End of period ................................................................................................................................
$ 2,487,118 $ 1,912,991
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold ......................................................... $ 6,904 $ 820,763 $ 123 $ 2,799 $ 1,953 $ 2,075
Reinvested .................................................... 389 38,078 4 84 32 139
Redeemed .....................................................
(9,010) (220,171) (450) (1,681) (659) (2,656)
Net Increase (Decrease)
$ (1,717) $ 638,670 $ (323) $ 1,202 $ 1,326 $ (442)
Shares:
Sold ......................................................... 827 95,391 15 334 229 246
Reinvested .................................................... 47 4,480 – 10 4 17
Redeemed .....................................................
(1,086) (25,687) (53) (202) (78) (316)
Net Increase (Decrease)
(212) 74,184 (38) 142 155 (53)
Year Ended August 31, 2022
Dollars:
Sold ......................................................... $ 12,574 $ 1,328,710 $ 152 $ 2,492 $ 1,107 $ 3,027
Reinvested .................................................... 609 16,869 12 146 58 240
Redeemed .....................................................
(12,302) (183,631) (321) (4,450) (2,213) (5,608)
Net Increase (Decrease)
$ 881 $ 1,161,948 $ (157) $ (1,812) $ (1,048) $ (2,341)
Shares:
Sold ......................................................... 1,374 147,636 17 267 119 323
Reinvested .................................................... 63 1,713 1 15 6 25
Redeemed .....................................................
(1,344) (19,486) (35) (482) (234) (598)
Net Increase (Decrease)
93 129,863 (17) (200) (109) (250)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............. $ (389) $ (38,078) $ (4) $ (84) $ (32) $ (139)
Total Dividends and Distributions
$ (389) $ (38,078) $ (4) $ (84) $ (32) $ (139)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ............. $ (609) $ (16,869) $ (12) $ (146) $ (58) $ (240)
Total Dividends and Distributions
$ (609) $ (16,869) $ (12) $ (146) $ (58) $ (240)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 112,979 $ 119,902
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (177,037) 404,457
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
(82,814) (492,871)
Net Increase (Decrease) in Net Assets Resulting from Operations (146,872) 31,488
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (486,079) (326,365)
Total Dividends and Distributions (486,079) (326,365)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(503,099) 539,566
Total Increase (Decrease) in Net Assets (1,136,050) 244,689
Net Assets
Beginning of period ..........................................................................................................................
4,628,542 4,383,853
End of period ................................................................................................................................
$ 3,492,492 $ 4,628,542
Class A Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2023
(b)
Dollars:
Sold ......................................................... $ 20,690 $ 559,282 $ 34 N/A $ 6 $ 322,989
Reinvested .................................................... 12,307 255,661 32 N/A 8 195,816
Redeemed .....................................................
(90,270) (1,083,094) (26) N/A (78) (696,456)
Net Increase (Decrease)
$ (57,273) $ (268,151) $ 40 N/A $ (64) $ (177,651)
Shares:
Sold ......................................................... 1,825 49,218 2 N/A – 27,767
Reinvested .................................................... 1,086 22,650 3 N/A 1 17,350
Redeemed .....................................................
(7,927) (93,835) (2) N/A (7) (60,378)
Net Increase (Decrease)
(5,016) (21,967) 3 N/A (6) (15,261)
Year Ended August 31, 2022
(c)
Dollars:
Sold ......................................................... $ 97,318 $ 1,245,535 $ 68 – $ 36 $ 636,787
Reinvested .................................................... 6,202 151,580 17 1 4 157,486
Redeemed .....................................................
(28,614) (697,978) (19) (14) (1) (1,028,842)
Net Increase (Decrease)
$ 74,906 $ 699,137 $ 66 $ (13) $ 39 $ (234,569)
Shares:
Sold ......................................................... 7,266 93,023 6 – 3 47,624
Reinvested .................................................... 474 11,596 1 – – 12,056
Redeemed .....................................................
(2,152) (52,578) (2) (1) – (77,567)
Net Increase (Decrease)
5,588 52,041 5 (1) 3 (17,887)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
(b)
From net investment income and net realized gain on investments ............. $ (13,136) $ (273,505) $ (32) $ N/A $ (8) $ (199,398)
Total Dividends and Distributions
$ (13,136) $ (273,505) $ (32) $ N/A $ (8) $ (199,398)
Year Ended August 31, 2022
(c)
From net investment income and net realized gain on investments ............. $ (6,684) $ (160,097) $ (17) $ (1) $ (4) $ (159,562)
Total Dividends and Distributions
$ (6,684) $ (160,097) $ (17) $ (1) $ (4) $ (159,562)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-5 shares discontinued operations and converted to Class R-6 shares on January 13, 2023.
(c)
Class R-4 shares discontinued operations on June 24, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,012 $ 3,769
Net realized gain (loss) on investments and foreign currencies ............................................................................. 1,628 105,749
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,478 (169,018)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,118 (59,500)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (12,416) (140,225)
Total Dividends and Distributions (12,416) (140,225)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(32,342) (274,258)
Total Increase (Decrease) in Net Assets (34,640) (473,983)
Net Assets
Beginning of period ..........................................................................................................................
111,015 584,998
End of period ................................................................................................................................
$ 76,375 $ 111,015
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 5,045 $ 18,920 $ 2,826
Reinvested .................................................................................... 2,232 6,105 1,954
Redeemed .....................................................................................
(5,837) (54,231) (9,356)
Net Increase (Decrease)
$ 1,440 $ (29,206) $ (4,576)
Shares:
Sold ......................................................................................... 443 1,658 247
Reinvested .................................................................................... 208 563 179
Redeemed .....................................................................................
(515) (4,692) (807)
Net Increase (Decrease)
136 (2,471) (381)
Year Ended August 31, 2022
Dollars:
Sold ......................................................................................... $ 5,438 $ 28,271 $ 22,219
Reinvested .................................................................................... 5,392 20,070 105,996
Redeemed .....................................................................................
(7,314) (68,826) (385,504)
Net Increase (Decrease)
$ 3,516 $ (20,485) $ (257,289)
Shares:
Sold ......................................................................................... 368 2,024 1,464
Reinvested .................................................................................... 388 1,430 7,510
Redeemed .....................................................................................
(511) (4,407) (30,240)
Net Increase (Decrease)
245 (953) (21,266)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,232) $ (6,177) $ (4,007)
Total Dividends and Distributions
$ (2,232) $ (6,177) $ (4,007)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ............................................. $ (5,394) $ (20,450) $ (114,381)
Total Dividends and Distributions
$ (5,394) $ (20,450) $ (114,381)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 11,487 $ 4,469
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (7,545) 34,312
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
18,594 (50,305)
Net Increase (Decrease) in Net Assets Resulting from Operations 22,536 (11,524)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (49,293) (21,550)
Total Dividends and Distributions (49,293) (21,550)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(2,050) (51,009)
Total Increase (Decrease) in Net Assets (28,807) (84,083)
Net Assets
Beginning of period ..........................................................................................................................
479,619 563,702
End of period ................................................................................................................................
$ 450,812 $ 479,619
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 9,500 $ 111,942 $ 29,221
Reinvested .................................................................................... 3,628 29,922 2,209
Redeemed .....................................................................................
(10,428) (144,120) (33,924)
Net Increase (Decrease)
$ 2,700 $ (2,256) $ (2,494)
Shares:
Sold ......................................................................................... 915 10,560 2,730
Reinvested .................................................................................... 356 2,890 213
Redeemed .....................................................................................
(1,012) (13,397) (3,214)
Net Increase (Decrease)
259 53 (271)
Year Ended August 31, 2022
Dollars:
Sold ......................................................................................... $ 7,764 $ 143,357 $ 25,590
Reinvested .................................................................................... 1,140 11,318 643
Redeemed .....................................................................................
(7,733) (119,042) (114,046)
Net Increase (Decrease)
$ 1,171 $ 35,633 $ (87,813)
Shares:
Sold ......................................................................................... 683 12,421 2,194
Reinvested .................................................................................... 101 987 56
Redeemed .....................................................................................
(679) (10,308) (9,915)
Net Increase (Decrease)
105 3,100 (7,665)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (4,216) $ (36,388) $ (8,689)
Total Dividends and Distributions
$ (4,216) $ (36,388) $ (8,689)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ............................................. $ (1,345) $ (13,625) $ (6,580)
Total Dividends and Distributions
$ (1,345) $ (13,625) $ (6,580)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Global Sustainable Listed Infrastructure
Fund
Period Ended
August 31, 2023
(a)
Operations
Net investment income (loss) ....................................................................................................................................... $ 370
Net realized gain (loss) on investments and foreign currencies .................................................................................................... 773
Net change in unrealized appreciation/(depreciation) of investments ..............................................................................................
(940)
Net Increase (Decrease) in Net Assets Resulting from Operations 203
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................................................ (123)
Total Dividends and Distributions (123)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................................................
15,929
Total Increase (Decrease) in Net Assets 16,009
Net Assets
Beginning of period .................................................................................................................................................
–
End of period .......................................................................................................................................................
$ 16,009
Institutional
Capital Share Transactions:
Period Ended August 31, 2023
(a)
Dollars:
Sold .............................................................................................................. $ 15,818
Reinvested ......................................................................................................... 122
Redeemed ..........................................................................................................
(11)
Net Increase (Decrease)
$ 15,929
Shares:
Sold .............................................................................................................. 1,528
Reinvested ......................................................................................................... 12
Redeemed ..........................................................................................................
(1)
Net Increase (Decrease)
1,539
Dividends and Distributions to Shareholders:
Period Ended August 31, 2023
(a)
From net investment income and net realized gain on investments .................................................................. $ (123)
Total Dividends and Distributions
$ (123)
(a)
Period from September 22, 2022, date operations commenced, through August 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Index Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 30,952 $ 34,722
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 6,925 (6,578)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
133,944 (273,860)
Net Increase (Decrease) in Net Assets Resulting from Operations 171,821 (245,716)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (27,481) (61,068)
Total Dividends and Distributions (27,481) (61,068)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
102,254 44,704
Total Increase (Decrease) in Net Assets 246,594 (262,080)
Net Assets
Beginning of period ..........................................................................................................................
986,000 1,248,080
End of period ................................................................................................................................
$ 1,232,594 $ 986,000
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold ......................................................... $ 28,812 $ 48 $ 3,168 $ 2,101 $ 5,252 $ 322,042
Reinvested .................................................... 1,269 7 233 212 360 25,400
Redeemed .....................................................
(11,728) (34) (3,406) (1,927) (6,984) (262,571)
Net Increase (Decrease)
$ 18,353 $ 21 $ (5) $ 386 $ (1,372) $ 84,871
Shares:
Sold ......................................................... 2,708 3 311 206 525 30,641
Reinvested .................................................... 131 1 24 22 37 2,613
Redeemed .....................................................
(1,124) (3) (345) (190) (662) (25,651)
Net Increase (Decrease)
1,715 1 (10) 38 (100) 7,603
Year Ended August 31, 2022
Dollars:
Sold ......................................................... $ 16,138 $ 43 $ 2,821 $ 3,578 $ 3,817 $ 152,932
Reinvested .................................................... 2,602 19 715 478 803 56,451
Redeemed .....................................................
(14,831) (118) (5,830) (3,591) (5,987) (165,336)
Net Increase (Decrease)
$ 3,909 $ (56) $ (2,294) $ 465 $ (1,367) $ 44,047
Shares:
Sold ......................................................... 1,467 4 261 335 347 14,176
Reinvested .................................................... 221 2 62 41 69 4,808
Redeemed .....................................................
(1,374) (11) (537) (333) (539) (14,767)
Net Increase (Decrease)
314 (5) (214) 43 (123) 4,217
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............. $ (1,269) $ (7) $ (233) $ (212) $ (360) $ (25,400)
Total Dividends and Distributions
$ (1,269) $ (7) $ (233) $ (212) $ (360) $ (25,400)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ............. $ (2,602) $ (19) $ (715) $ (478) $ (803) $ (56,451)
Total Dividends and Distributions
$ (2,602) $ (19) $ (715) $ (478) $ (803) $ (56,451)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 12,422 $ 18,985
Net realized gain (loss) on investments and foreign currencies ............................................................................. (40,524) 1,985
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
99,733 (324,668)
Net Increase (Decrease) in Net Assets Resulting from Operations 71,631 (303,698)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,570) (99,426)
Total Dividends and Distributions (8,570) (99,426)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(61,203) (73,753)
Total Increase (Decrease) in Net Assets 1,858 (476,877)
Net Assets
Beginning of period ..........................................................................................................................
704,649 1,181,526
End of period ................................................................................................................................
$ 706,507 $ 704,649
Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold ................................................................................................... $ 14,707 $ 72,767
Reinvested .............................................................................................. 498 8,072
Redeemed ...............................................................................................
(31,800) (125,447)
Net Increase (Decrease)
$ (16,595) $ (44,608)
Shares:
Sold ................................................................................................... 1,653 7,837
Reinvested .............................................................................................. 56 901
Redeemed ...............................................................................................
(3,490) (13,657)
Net Increase (Decrease)
(1,781) (4,919)
Year Ended August 31, 2022
Dollars:
Sold ................................................................................................... $ 25,908 $ 139,248
Reinvested .............................................................................................. 8,197 91,228
Redeemed ...............................................................................................
(47,337) (290,997)
Net Increase (Decrease)
$ (13,232) $ (60,521)
Shares:
Sold ................................................................................................... 2,414 12,077
Reinvested .............................................................................................. 719 7,941
Redeemed ...............................................................................................
(4,566) (26,917)
Net Increase (Decrease)
(1,433) (6,899)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (498) $ (8,072)
Total Dividends and Distributions
$ (498) $ (8,072)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (8,197) $ (91,229)
Total Dividends and Distributions
$ (8,197) $ (91,229)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 5,485 $ 5,849
Net realized gain (loss) on investments ...................................................................................................... (4,799) (8,969)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(500) (22,726)
Net Increase (Decrease) in Net Assets Resulting from Operations 186 (25,846)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (5,476) (5,875)
Total Dividends and Distributions (5,476) (5,875)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,472 (4,527)
Total Increase (Decrease) in Net Assets (3,818) (36,248)
Net Assets
Beginning of period ..........................................................................................................................
139,228 175,476
End of period ................................................................................................................................
$ 135,410 $ 139,228
Class A Institutional
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold ................................................................................................... $ 7,457 $ 51,708
Reinvested .............................................................................................. 1,737 3,643
Redeemed ...............................................................................................
(15,144) (47,929)
Net Increase (Decrease)
$ (5,950) $ 7,422
Shares:
Sold ................................................................................................... 791 5,461
Reinvested .............................................................................................. 185 386
Redeemed ...............................................................................................
(1,607) (5,075)
Net Increase (Decrease)
(631) 772
Year Ended August 31, 2022
Dollars:
Sold ................................................................................................... $ 23,837 $ 68,211
Reinvested .............................................................................................. 1,850 3,934
Redeemed ...............................................................................................
(25,814) (76,545)
Net Increase (Decrease)
$ (127) $ (4,400)
Shares:
Sold ................................................................................................... 2,202 6,481
Reinvested .............................................................................................. 174 368
Redeemed ...............................................................................................
(2,432) (7,560)
Net Increase (Decrease)
(56) (711)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (1,806) $ (3,670)
Total Dividends and Distributions
$ (1,806) $ (3,670)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (1,915) $ (3,960)
Total Dividends and Distributions
$ (1,915) $ (3,960)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 61,085 $ 88,033
Net realized gain (loss) on investments and foreign currencies ............................................................................. (325,903) (234,479)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
292,261 (812,743)
Net Increase (Decrease) in Net Assets Resulting from Operations 27,443 (959,189)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (69,003) (142,189)
Total Dividends and Distributions (69,003) (142,189)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
391,895 (480,040)
Total Increase (Decrease) in Net Assets 350,335 (1,581,418)
Net Assets
Beginning of period ..........................................................................................................................
2,282,318 3,863,736
End of period ................................................................................................................................
$ 2,632,653 $ 2,282,318
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold ......................................................................................... $ 847 $ 20,392 $ 806,453
Reinvested .................................................................................... 110 2,373 66,235
Redeemed .....................................................................................
(1,275) (43,542) (459,698)
Net Increase (Decrease)
$ (318) $ (20,777) $ 412,990
Shares:
Sold ......................................................................................... 88 2,190 86,398
Reinvested .................................................................................... 12 267 7,467
Redeemed .....................................................................................
(134) (4,607) (48,952)
Net Increase (Decrease)
(34) (2,150) 44,913
Year Ended August 31, 2022
Dollars:
Sold ......................................................................................... $ 1,047 $ 39,942 $ 425,440
Reinvested .................................................................................... 244 4,233 137,294
Redeemed .....................................................................................
(2,780) (32,743) (1,052,717)
Net Increase (Decrease)
$ (1,489) $ 11,432 $ (489,983)
Shares:
Sold ......................................................................................... 82 3,494 35,911
Reinvested .................................................................................... 19 328 10,620
Redeemed .....................................................................................
(222) (2,797) (88,132)
Net Increase (Decrease)
(121) 1,025 (41,601)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on investments ............................................. $ (111) $ (2,378) $ (66,514)
Total Dividends and Distributions
$ (111) $ (2,378) $ (66,514)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ............................................. $ (249) $ (4,286) $ (137,654)
Total Dividends and Distributions
$ (249) $ (4,286) $ (137,654)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 18,972 $ 15,427
Net realized gain (loss) on investments and foreign currencies ............................................................................. 16,287 56,738
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
70,408 (136,215)
Net Increase (Decrease) in Net Assets Resulting from Operations 105,667 (64,050)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (66,938) (13,607)
Total Dividends and Distributions (66,938) (13,607)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
185,908 26,002
Total Increase (Decrease) in Net Assets 224,637 (51,655)
Net Assets
Beginning of period ..........................................................................................................................
1,061,103 1,112,758
End of period ................................................................................................................................
$ 1,285,740 $ 1,061,103
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold .............................................................................. $ 27,180 $ 3,653 $ 121,266 $ 339,546
Reinvested ......................................................................... 8,436 2,273 45,132 7,307
Redeemed ..........................................................................
(30,134) (22,255) (238,061) (78,435)
Net Increase (Decrease)
$ 5,482 $ (16,329) $ (71,663) $ 268,418
Shares:
Sold .............................................................................. 1,736 233 7,663 21,233
Reinvested ......................................................................... 546 149 2,906 471
Redeemed ..........................................................................
(1,945) (1,441) (15,127) (5,046)
Net Increase (Decrease)
337 (1,059) (4,558) 16,658
Year Ended August 31, 2022
Dollars:
Sold .............................................................................. $ 31,834 $ 3,463 $ 158,657 $ 86,955
Reinvested ......................................................................... 1,389 164 9,795 1,413
Redeemed ..........................................................................
(26,013) (23,930) (200,309) (17,416)
Net Increase (Decrease)
$ 7,210 $ (20,303) $ (31,857) $ 70,952
Shares:
Sold .............................................................................. 1,879 207 9,237 4,812
Reinvested ......................................................................... 84 10 589 85
Redeemed ..........................................................................
(1,536) (1,435) (11,761) (1,027)
Net Increase (Decrease)
427 (1,218) (1,935) 3,870
Dividends and Distributions to Shareholders:
Year Ended August 31, 2023
From net investment income and net realized gain on investments .................................. $ (9,313) $ (2,315) $ (48,001) $ (7,309)
Total Dividends and Distributions
$ (9,313) $ (2,315) $ (48,001) $ (7,309)
Year Ended August 31, 2022
From net investment income and net realized gain on investments .................................. $ (1,538) $ (167) $ (10,488) $ (1,414)
Total Dividends and Distributions
$ (1,538) $ (167) $ (10,488) $ (1,414)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 274,893 $ 295,836
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ (257,877) 46,101
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions .................................
(10,914) (1,143,067)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,102 (801,130)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (320,871) (346,751)
Total Dividends and Distributions (320,871) (346,751)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(409,914) (830,667)
Total Increase (Decrease) in Net Assets (724,683) (1,978,548)
Net Assets
Beginning of period ..........................................................................................................................
6,478,911 8,457,459
End of period ................................................................................................................................
$ 5,754,228 $ 6,478,911
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold .......................... $ 148,101 $ 28,101 $ 3,653 $ 2,192,106 $ 13 $ 655 $ 128 $ 186 $ 525,956
Reinvested ..................... 30,509 6,256 1,802 171,598 23 294 49 118 37,065
Redeemed ......................
(250,075) (58,388) (8,577) (2,434,198) (28) (6,370) (122) (916) (797,853)
Net Increase (Decrease)
$ (71,465) $ (24,031) $ (3,122) $ (70,494) $ 8 $ (5,421) $ 55 $ (612) $ (234,832)
Shares:
Sold .......................... 16,897 3,185 428 252,210 1 76 14 21 60,849
Reinvested ..................... 3,497 717 214 19,851 3 34 6 14 4,279
Redeemed ......................
(28,553) (6,664) (1,017) (280,351) (3) (751) (14) (106) (91,275)
Net Increase (Decrease)
(8,159) (2,762) (375) (8,290) 1 (641) 6 (71) (26,147)
Year Ended August 31, 2022
Dollars:
Sold .......................... $ 189,619 $ 22,493 $ 6,973 $ 1,799,183 $ 22 $ 6,682 $ 506 $ 435 $ 268,352
Reinvested ..................... 32,321 6,964 1,792 168,471 22 92 49 154 40,688
Redeemed ......................
(245,248) (71,715) (8,745) (2,500,578) (102) (1,026) (285) (1,474) (546,312)
Net Increase (Decrease)
$ (23,308) $ (42,258) $ 20 $ (532,924) $ (58) $ 5,748 $ 270 $ (885) $ (237,272)
Shares:
Sold .......................... 18,882 2,243 713 185,803 2 721 50 44 27,338
Reinvested ..................... 3,280 706 188 17,213 2 10 5 16 4,170
Redeemed ......................
(24,892) (7,276) (911) (255,879) (10) (99) (30) (150) (57,468)
Net Increase (Decrease)
(2,730) (4,327) (10) (52,863) (6) 632 25 (90) (25,960)
Dividends and Distributions to
Shareholders:
Year Ended August 31, 2023
From net investment income and net
realized gain on investments ......... $ (38,465) $ (7,175) $ (1,826) $ (208,238) $ (23) $ (315) $ (49) $ (118) $ (64,662)
Total Dividends and Distributions
$ (38,465) $ (7,175) $ (1,826) $ (208,238) $ (23) $ (315) $ (49) $ (118) $ (64,662)
Year Ended August 31, 2022
From net investment income and net
realized gain on investments ......... $ (40,364) $ (7,981) $ (1,825) $ (222,556) $ (22) $ (100) $ (49) $ (154) $ (73,700)
Total Dividends and Distributions
$ (40,364) $ (7,981) $ (1,825) $ (222,556) $ (22) $ (100) $ (49) $ (154) $ (73,700)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond
Market Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, Global Sustainable Listed Infrastructure
Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund,
Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund, each a series of the Fund, (known as the
"Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and
R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective June 24, 2022, Class R-4 shares discontinued operations for Diversified Real Asset Fund.
Effective September 22, 2022, the initial purchase of $9,500,000 of Institutional shares of Global Sustainable Listed Infrastructure Fund was made by Principal Financial Services, Inc. (“PFSI”), an affiliate of the Principal Global Investors, LLC (“the Manager”).
Effective January 13, 2023, Class R-5 shares discontinued operations and converted into Class R-6 shares for Diversified Real Asset Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August 31,
2023:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Diversified Real Asset Fund
Euro 9 .6%
British Pound Sterling 5 .6
Global Sustainable Listed Infrastructure Fund
Euro 10 .6%
Canadian Dollar 8 .8
Hong Kong Dollar 8 .4
British Pound Sterling 7 .0
International Equity Index Fund
Euro 32 .1%
Japanese Yen 21 .9
British Pound Sterling 14 .1
Swiss Franc 9 .7
Australian Dollar 7 .0
International Small Company Fund
Japanese Yen 29 .4%
Euro 19 .0
British Pound Sterling 14 .7
Canadian Dollar 13 .6
Australian Dollar 7 .3
Origin Emerging Markets Fund
Hong Kong Dollar 16 .2%
New Taiwan Dollar 14 .9
Indian Rupee 14 .2
South Korean Won 13 .6
Chinese Renminbi 9 .8
Brazilian Real 8 .3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-
dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended August 31, 2023, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in foreign tax reclaims on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25% of their total net assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for Diversified Real Asset
Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-
Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2023, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of August
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 461,32 4 13.2 0%
GMS Cayman Corporation 4,722 1.05
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

31, 2023 is included in interfund lending on the statements of assets and liabilities.  Any outstanding borrowing as of August 31, 2023 is included in interfund borrowing on the statements of assets and liabilities.
During the year ended August 31, 2023, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of August 31,
2023 is included in borrowing on the statements of assets and liabilities.
During the year ended August 31, 2023, Funds borrowing against the line of credit were as follows (amounts in thousands):
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments,  certain of the Funds invest  in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Fund $ 402 4.48% $ 18
Bond Market Index Fund 494 3.90 19
Diversified Real Asset Fund 453 5.00 23
Edge MidCap Fund 10 5.17 —
Global Multi-Strategy Fund 72 4.52 3
Global Sustainable Listed Infrastructure Fund 15 5.28 1
International Equity Index Fund 176 4.58 8
International Small Company Fund 149 5.02 7
Origin Emerging Markets Fund 494 4.22 21
Small-MidCap Dividend Income Fund 113 5.01 6
Spectrum Preferred and Capital Securities Income Fund 41 5.31 2
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Fund $ 2,065 5.02% $ 104
Diversified Real Asset Fund 670 3.96 27
Edge MidCap Fund 72 4.53 3
Global Multi-Strategy Fund 27 5.36 1
International Equity Index Fund 636 4.60 29
Opportunistic Municipal Fund 45 4.61 2
Origin Emerging Markets Fund 97 5.93 6
Spectrum Preferred and Capital Securities Income Fund 1,440 4.75 68
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Spectrum Preferred and Capital Securities Income Fund $ 37 3.43%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of August 31, 2023, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Total Return Swaps $ — $ (96) $ (96)
$ —
$ (96) $ (96) $ — $ (96)
Barclays Bank PLC
Written Interest Rate Swaptions — (11) (11)
$ — $ (11) $ (11) $ — $ (11)
BNP Paribas
Foreign Currency Contracts 33 — 33
$ 33 $ — $ 33 $ — $ 33
Citigroup Inc
Purchased Interest Rate Swaptions 188 — 188
Total Return Swaps — (106) (106)
Written Interest Rate Swaptions — (66) (66)
$ 188 $ (172) $ 16 $ (16) $ —
Deutsche Bank AG
Foreign Currency Contracts 29 — 29
$ 29 $ — $ 29 $ — $ 29
JPMorgan Chase
Foreign Currency Contracts 17 (17) —
Written Interest Rate Swaptions — (24) (24)
$ 17 $ (41) $ (24) $ — $ (24)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended August 31, 2023, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund (continued)
Morgan Stanley & Co
Foreign Currency Contracts $ — $ (94) $ (94)
$ — $ (94) $ (94) $ — $ (94)
Toronto Dominion Bank
Foreign Currency Contracts 7 — 7
$ 7 $ — $ 7 $ — $ 7
Total OTC $ 274 $ (414) $ (140) $ (156)
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 1,065 (1,055) 10
$ 1,065 $ (1,055) $ 10 $ — $ 10
Barclays Bank PLC
Foreign Currency Contracts 11 — 11
$ 11 $ — $ 11 $ — $ 11
Citigroup Inc
Foreign Currency Contracts 12 (24) (12)
$ 12 $ (24) $ (12) $ — $ (12)
Deutsche Bank AG
Foreign Currency Contracts — (26) (26)
$ — $ (26) $ (26) $ — $ (26)
Goldman Sachs & Co
Credit Default Swaps — (60) (60)
Equity Basket Swaps — (67) (67)
Foreign Currency Contracts 119 (54) 65
$ 119 $ (181) $ (62) $ 57 $ (5)
JPMorgan Chase
Equity Basket Swaps 8 — 8
Foreign Currency Contracts 114 (9) 105
$ 1 22 $ (9) $ 113 $ (87) $ 26
Merrill Lynch
Foreign Currency Contracts 4 (2) 2
$ 4 $ (2) $ 2 $ — $ 2
Morgan Stanley & Co
Equity Basket Swaps 5,499 — 5,499
Foreign Currency Contracts 7 (51) (44)
$ 5,506 $ (51) $ 5,455 $ — $ 5,455
RBC Dominon Securities Corp
Foreign Currency Contracts 7 — 7
$ 7 $ — $ 7 $ — $ 7
Royal Bank of Scotland
Foreign Currency Contracts — (1) (1)
$ — $ (1) $ (1) $ — $ (1)
Toronto Dominion Bank
Foreign Currency Contracts — (3) (3)
$ — $ (3) $ (3) $ — $ (3)
Total OTC $ 6,846 $ (1,3 52 ) $ 5,494 $ 5,464
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2023, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2023, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy. During the year ended August 31, 2023, Opportunistic Municipal Fund had an average outstanding balance for the liability of $7,074,000 at a weighted average annual interest rate of 3.42%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities) Shorts
Total Deposits
with Counterparty
Bond Market Index Fund $ — $ — $ 3 $ — $ 3
Diversified Real Asset Fund 885 — — — 885
Global Multi-Strategy Fund 8,314 1,293 — 27,368 36,975
International Equity Index Fund 63 — — — 63
Spectrum Preferred and Capital Securities Income Fund 9,233 — — — 9,233
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 129
Global Multi-Strategy Fund 100
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. Spectrum Preferred and
Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the year, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss.
A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are typically categorized as Level 2 within the disclosure hierarchy. As of August 31, 2023, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of August 31, 2023, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 26 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2023 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
www.Principalam.com. As of August 31, 2023, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full
Total Percentage of
Outstanding Shares
Owned
Blue Chip Fund 33.47%
Bond Market Index Fund 92.83
Diversified Real Asset Fund 14.32
International Equity Index Fund 60.56
International Small Company Fund 93.50
Origin Emerging Markets Fund 40.97
Small-MidCap Dividend Income Fund 28.16
Spectrum Preferred and Capital Securities Income Fund 6.29
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives August 31, 2023 Liability Derivatives August 31, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 15,181
*
Payables, Total distributable earnings (accumulated loss)
$ 11,072
*
Foreign Exchange Contracts Receivables
$ 86
Payables
$ 111
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,533
*
Payables, Total distributable earnings (accumulated loss)
$ 1,796
*
Total
$ 16,800
*
$ 12,979
*
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 490
*
Payables, Total distributable earnings (accumulated loss)
$ 179
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 350
*
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 6,314
*
Payables, Total distributable earnings (accumulated loss)
$ 1,370
*
Foreign Exchange Contracts Receivables
$ 1,356
*
Payables
$ 1,225
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 314
*
Payables, Total distributable earnings (accumulated loss)
$ 717
*
Total
$ 8,474
*
$ 3,841
*
International Equity Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 22
*
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,781
*
Payables, Total distributable earnings (accumulated loss)
$ 1,628
*
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments*
$ (434) $ 129
Futures contracts
$ (86,129) $ 14,877
Options and swaptions
$ 248 $ 155
Swap agreements
$ (25,601) $ (152)
Foreign Exchange Contracts
Investment transactions/Investments*
$ (155) $ 21
Foreign currency contracts
$ (50) $ (90)
Options and swaptions
$ 34 $ (9)
Interest Rate Contracts
Investment transactions/Investments*
$ 519 $ 550
Futures contracts
$ 2,893 $ (277)
Options and swaptions
$ (77) $ (787)
Swap agreements
$ (1,646) $ 210
Total $ (110,398) $ 14,627
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts
$ (5,695) $ 412
Credit Contracts
Swap agreements
$ (678) $ (714)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Equity Contracts
Investment transactions/Investments*
$ (1,796) $ (121)
Futures contracts
$ (2,966) $ 1,214
Options and swaptions
$ 1,250 $ 252
Swap agreements
$ 3,744 $ (2,020)
Foreign Exchange Contracts
Foreign currency contracts
$ 2,230 $ (2,704)
Futures contracts
$ 25 $ (38)
Interest Rate Contracts
Investment transactions/Investments*
$ 173 $ (11)
Futures contracts
$ 4,351 $ (432)
Options and swaptions
$ (88) $ 1
Swap agreements
$ 416 $ 39
Total $ 966 $ (4,122)
International Equity Index Fund
Equity Contracts
Futures contracts
$ 214 $ 64
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Investment transactions/Investments*
$ (525) $ —
Futures contracts
$ (7,883) $ (1,059)
Options and swaptions
$ 5,731 $ (37)
Total $ (2,677) $ (1,096)
*Investment transactions includes purchased options and/or purchased swaptions.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023
55
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year  ended August
31, 2023 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 358,542
Futures - Short
175,603
Purchased Options
478
Total Return Swaps - Receive Positive Return
352,716
Written Options

Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
3,040
Foreign Currency Contracts - Contracts to Deliver
4,202
Purchased Options
4,015
Written Options
4,015
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
28,526
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
50,323
Futures - Long
48,383
Futures - Short
51,804
Purchased Interest Rate Swaptions
83,924
Purchased Options
1,894
Written Interest Rate Swaptions
70,423
Written Options
2,123
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
12,507
Futures - Short
10,068
Credit Contracts
Credit Default Swaps – Buy Protection
4,712
Exchange Cleared Credit Default Swaps – Buy Protection
13,759
Equity Contracts
Futures - Long
37,652
Futures - Short
25,142
Purchased Options
300
Total Return Equity Basket Swaps
100,967
Written Options
334
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
79,430
Foreign Currency Contracts - Contracts to Deliver
112,747
Futures - Long
1,465
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
20,736
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
13,105
Futures - Long
20,348
Futures - Short
187,765
Purchased Options
278
Written Options
278
International Equity Index Fund
Equity Contracts
Futures - Long
1,945
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Long
702,103
Futures - Short
134,861
Written Options
100
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2023 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 9,473,696 $ — $ — $ 9,473,696
Investment Companies* 2 — — 2
Total investments in securities $ 9,473,698 $ — $ — $ 9,473,698
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Fund
Bonds* $ — $ 718,063 $ — $ 718,063
Investment Companies* 66,779 — — 66,779
Municipal Bonds* — 3,282 — 3,282
U.S. Government & Government Agency Obligations* — 1,728,974 — 1,728,974
Total investments in securities $ 66,779 $ 2,450,319 $ — $ 2,517,098
Diversified Real Asset Fund
Bonds* — 14,509 — 14,509
Common Stocks
Basic Materials 81,012 27,794 — 108,806
Communications — 4,857 8 4,865
Consumer, Cyclical 14,305 4,852 1 19,158
Consumer, Non-cyclical 44,069 95,475 4 139,548
Energy 292,018 64,636 — 356,654
Financial 422,220 193,305 — 615,525
Industrial 78,054 173,718 47 251,819
Technology 10,026 2,421 — 12,447
Utilities 337,115 338,869 — 675,984
Investment Companies* 164,844 — — 164,844
Preferred Stocks
Industrial — 2 292 294
Utilities 9,211 — — 9,211
Senior Floating Rate Interests* — 87,177 — 87,177
U.S. Government & Government Agency Obligations* — 1,070,781 — 1,070,781
Purchased Options 2,088 — — 2,088
Purchased Interest Rate Swaptions — 188 — 188
Total investments in securities $ 1,454,962 $ 2,078,584 $ 352 $ 3,533,898
Derivative Assets
Commodity Contracts
Futures** 14,311 — — 14,311
Foreign Exchange Contracts
Foreign Currency Contracts — 86 — 86
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 103 — 103
Futures** 24 — — 24
Derivative Liabilities
Commodity Contracts
Futures** (10,663) — — (10,663)
Total Return Swaps — (202) — (202)
Written Options (207) — — (207)
Foreign Exchange Contracts
Foreign Currency Contracts — (111) — (111)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (341) — (341)
Futures** (143) — — (143)
Written Interest Rate Swaptions — (101) — (101)
Written Options (1,211) — — (1,211)
Edge MidCap Fund
Common Stocks
Basic Materials 1,766 — — 1,766
Communications 2,012 835 — 2,847
Consumer, Cyclical 9,004 — — 9,004
Consumer, Non-cyclical 15,062 — — 15,062
Energy 3,676 — — 3,676
Financial 13,835 — — 13,835
Industrial 15,015 — — 15,015
Technology 9,610 — — 9,610
Utilities 3,536 — — 3,536
Investment Companies* 1,805 — — 1,805
Total investments in securities $ 75,321 $ 835 $ — $ 76,156
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Bonds* $ — $ 134,092 $ 96 $ 134,188
Common Stocks
Basic Materials 6,489 880 — 7,369
Communications 11,730 933 — 12,663
Consumer, Cyclical 11,520 4,403 — 15,923
Consumer, Non-cyclical 31,034 8,596 4 39,634
Diversified 11,018 4,095 — 15,113
Energy 9,526 2 — 9,528
Financial 15,710 3,032 — 18,742
Industrial 14,030 4,467 — 18,497
Technology 30,416 2,307 337 33,060
Utilities 1,428 907 — 2,335
Convertible Bonds* — 4,632 — 4,632
Convertible Preferred Stocks
Energy 21 — — 21
Technology 63 — — 63
Investment Companies* 108,649 — — 108,649
Preferred Stocks
Consumer, Cyclical 46 87 — 133
Financial 394 — — 394
Industrial 5 — — 5
Senior Floating Rate Interests* — 1,090 2 1,092
U.S. Government & Government Agency Obligations* — 9,666 — 9,666
Purchased Options — 368 — 368
Total investments in securities $ 252,079 $ 179,557 $ 439 $ 432,075
Short Sales
Common Stocks
Basic Materials (425) (1,116) — (1,541)
Communications (782) (333) — (1,115)
Consumer, Cyclical (1,669) (2,071) — (3,740)
Consumer, Non-cyclical (3,146) (2,082) — (5,228)
Energy (2,686) (279) — (2,965)
Financial (2,061) (1,544) — (3,605)
Industrial (1,982) (3,129) — (5,111)
Technology (3,938) (620) — (4,558)
Utilities (47) (92) — (139)
Preferred Stocks
Consumer, Non-cyclical — (4) — (4)
Industrial — (63) — (63)
U.S. Government & Government Agency Obligations* — (69) — (69)
Total Short Sales $ (16,736) $ (11,402) $ — $ (28,138)
Derivative Assets
Commodity Contracts
Futures** 490 — — 490
Equity Contracts
Futures** 439 — — 439
Total Return Equity Basket Swaps — 5,507 — 5,507
Foreign Exchange Contracts
Foreign Currency Contracts — 1,339 — 1,339
Futures** 17 — — 17
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 53 — 53
Futures** 261 — — 261
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (60) — (60)
Exchange Cleared Credit Default Swaps** — (290) — (290)
Commodity Contracts
Futures** (179) — — (179)
Equity Contracts
Futures** (181) — — (181)
Total Return Equity Basket Swaps — (67) — (67)
Written Options (12) (1,110) — (1,122)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ (1,225) $ — $ (1,225)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (176) — (176)
Futures** (541) — — (541)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical 388 664 — 1,052
Energy 1,569 — — 1,569
Financial 1,279 — — 1,279
Industrial 894 2,490 — 3,384
Utilities 5,729 2,256 — 7,985
Investment Companies* 683 — — 683
Total investments in securities $ 10,542 $ 5,410 $ — $ 15,952
International Equity Index Fund
Common Stocks
Basic Materials — 75,528 — 75,528
Communications 2,023 50,415 — 52,438
Consumer, Cyclical — 165,271 — 165,271
Consumer, Non-cyclical 1,872 302,823 — 304,695
Diversified — 860 — 860
Energy — 55,204 — 55,204
Financial 990 242,274 — 243,264
Industrial — 166,032 — 166,032
Technology 2,087 73,915 — 76,002
Utilities — 39,322 — 39,322
Investment Companies* 46,232 — — 46,232
Preferred Stocks
Consumer, Cyclical — 3,992 — 3,992
Consumer, Non-cyclical — 1,004 — 1,004
Industrial — 830 — 830
Total investments in securities $ 53,204 $ 1,177,470 $ — $ 1,230,674
Derivative Liabilities
Equity Contracts
Futures** (22) — — (22)
International Small Company Fund
Common Stocks
Basic Materials 18,342 26,502 — 44,844
Communications 3,299 12,199 — 15,498
Consumer, Cyclical 11,175 101,208 — 112,383
Consumer, Non-cyclical 8,631 88,288 — 96,919
Energy 22,896 10,793 — 33,689
Financial 9,649 126,907 — 136,556
Industrial 18,365 143,766 — 162,131
Technology 12,567 58,723 — 71,290
Utilities 4,933 13,886 — 18,819
Investment Companies* 18,252 — — 18,252
Total investments in securities $ 128,109 $ 582,272 $ — $ 710,381
Opportunistic Municipal Fund
Investment Companies* 185 — — 185
Municipal Bonds* — 142,098 — 142,098
Total investments in securities $ 185 $ 142,098 $ — $ 142,283
Origin Emerging Markets Fund
Common Stocks
Basic Materials 37,099 41,830 — 78,929
Communications 171,527 209,416 — 380,943
Consumer, Cyclical 14,425 371,075 — 385,500
Consumer, Non-cyclical 25,354 205,997 — 231,351
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year , there were no Funds which had a significant Level 3 balance. During the year , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Origin Emerging Markets Fund (continued)
Common Stocks (continued)
Energy $ 40,666 $ 50,073 $ — $ 90,739
Financial 158,245 545,723 — 703,968
Industrial 26,356 176,743 — 203,099
Technology 28,174 475,182 — 503,356
Utilities — 31,350 — 31,350
Investment Companies* 35,426 — — 35,426
Total investments in securities $ 537,272 $ 2,107,389 $ — $ 2,644,661
Small-MidCap Dividend Income Fund
Common Stocks* 1,270,785 — — 1,270,785
Investment Companies* 13,928 — — 13,928
Total investments in securities $ 1,284,713 $ — $ — $ 1,284,713
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,143,860 — 5,143,860
Convertible Preferred Stocks* 33,808 — — 33,808
Investment Companies* 194,343 — — 194,343
Preferred Stocks
Communications 38,132 — — 38,132
Consumer, Non-cyclical — 21,976 — 21,976
Financial 322,454 — — 322,454
Government — 4,405 — 4,405
Utilities 45,907 — — 45,907
Total investments in securities $ 634,644 $ 5,170,241 $ — $ 5,804,885
Derivative Assets
Interest Rate Contracts
Futures** 1,781 — — 1,781
Derivative Liabilities
Interest Rate Contracts
Futures** (1,628) — — (1,628)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund (Prior to December 31, 2022) .70% .68% .66% .65%
Edge MidCap Fund (Effective December 31, 2022) .65 .63 .61 .60
Global Sustainable Listed Infrastructure Fund .75 .73 .71 .70
International Small Company Fund (Prior to December 31, 2022) 1.05 1.03 1.01 1.00
International Small Company Fund (Effective December 31, 2022) 1.00 .98 .96 .95
Opportunistic Municipal Fund (Prior to December 31, 2022) .50 .48 .46 .45
Opportunistic Municipal Fund (Effective December 31, 2022) .44 .42 .40 .39
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager)
for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
# Period from September 22, 2022 (date operations commenced) to August 31, 2023.
* Prior to December 31, 2022, the contractual limit was 1.63%.
^ Prior to December 31, 2022, the contractual limit was 1.15%.
** Prior to December 31, 2022, the contractual limits were 1.55% and 1.20% for Class A and Institutional classes, respectively.
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund (Prior to December 31, 2022) .85% .83% .81% .80% .79% .78%
Diversified Real Asset Fund (Effective December 31, 2022) .80 .78 .76 .75 .74 .73
Global Multi-Strategy Fund (Prior to December 31, 2022) 1.60 1.58 1.56 1.55 1.54 1.53
Global Multi-Strategy Fund (Effective December 31, 2022) 1.44 1.42 1.40 1.39 1.38 1.37
Origin Emerging Markets Fund (Prior to December 31, 2022) 1.05 1.03 1.01 1.00 0.99 0.98
Origin Emerging Markets Fund (Effective December 31, 2022) .99 .97 .95 .94 .93 .92
Small-MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58% .57%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund .75% .73% .71% .70% .69% .68% .67% .66% .65%
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
Period from September 1, 2022 through August 31, 2023
Class A Class C Class J Institutional Expiration
Blue Chip Fund
N/A N/A N/A .66% December 30, 2023
Bond Market Index Fund
N/A N/A .54% N/A December 30, 2022
Diversified Real Asset Fund
1.20% N/A N/A .83 December 30, 2023
Edge MidCap Fund
1.10 N/A N/A .77 December 30, 2023
Global Multi-Strategy Fund
N/A N/A N/A 1.48* December 30, 2023
Global Sustainable Listed Infrastructure Fund
N/A N/A N/A .88# December 30, 2023
International Equity Index Fund
N/A N/A N/A .31 December 30, 2023
International Small Company Fund
N/A N/A N/A 1.08^ December 30, 2023
Opportunistic Municipal Fund
.84 N/A N/A .56 December 30, 2023
Origin Emerging Markets Fund
1.45** N/A N/A 1.10** December 30, 2023
Small-MidCap Dividend Income Fund
1.12 1.87% N/A .85 December 30, 2023
Spectrum Preferred and Capital Securities Income Fund
N/A N/A N/A .81 December 30, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
The manager has also voluntarily agreed to limit Origin Emerging Markets Fund Class R-6 expenses other than management and investment advisory fees and distribution fees excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses at 0.04%. The voluntary expense limit may be terminated at any time.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc.
(“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1,
R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .13% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred
and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets Fund, and Small-MidCap
Period from September 1, 2022 through August 31, 2023
R-6 Expiration
Diversified Real Asset Fund .02% December 30, 2023
Edge MidCap Fund .02 December 30, 2023
Global Multi-Strategy Fund .02 December 30, 2023
International Equity Index Fund .04 December 30, 2023
International Small Company Fund .04 December 30, 2023
Small-MidCap Dividend Income Fund .02 December 30, 2023
Period from September 1, 2022 through August 31, 2023
Expiration
Blue Chip Fund .030% December 30, 2023
Bond Market Index Fund .015 December 30, 2023
Diversified Real Asset Fund .050 December 30, 2022
Edge MidCap Fund .050 December 30, 2022
Global Multi-Strategy Fund .040 December 30, 2022
Opportunistic Municipal Fund .060 December 30, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended August 31, 2023, were as follows
(amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At August 31, 2023, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, PFSI
(an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts
in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $177,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2023 .
6. Capital Share Transactions
The conversion of Class R-5 shares into Class R-6 shares is reflected on the statements of changes in net assets for the year ended August 31,
2023 as follows (amounts in thousands):
7. Investment Transactions
For the year ended August 31, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class A Class C Class J
Blue Chip Fund $ 520 $ 24 $ 15
Bond Market Index Fund N/A N/A 1
Diversified Real Asset Fund 29 N/A N/A
Edge MidCap Fund 27 N/A N/A
Global Multi-Strategy Fund 5 N/A N/A
Opportunistic Municipal Fund 3 N/A N/A
Origin Emerging Markets Fund 4 N/A N/A
Small-MidCap Dividend Income Fund 33 1 N/A
Spectrum Preferred and Capital Securities Income Fund 154 9 1
Institutional R-6
Blue Chip Fund 574 39,156
Bond Market Index Fund 1,038 N/A
Diversified Real Asset Fund 13 9,201
Edge MidCap Fund 156 –
Global Multi-Strategy Fund – 689
Global Sustainable Listed Infrastructure Fund 995 N/A
International Equity Index Fund – 33,576
International Small Company Fund 105 314
Opportunistic Municipal Fund 30 N/A
Origin Emerging Markets Fund – 151,944
Small-MidCap Dividend Income Fund 72 300
Spectrum Preferred and Capital Securities Income Fund – 3,268
R-5 Shares
Redeemed
R-5 Dollars
Redeemed
R-6 Shares
Sold
R-6 Dollars
Sold
Diversified Real Asset Fund 7 $ 78 7 $ 78
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 874,422 $ 1,594,608 $ — $ —
Bond Market Index Fund 1,701,391 1,324,898 — —
Diversified Real Asset Fund 1,951,361 2,491,602 76,868 76,886
Edge MidCap Fund 9,910 53,053 — —
Global Multi-Strategy Fund 476,583 482,263 60,587 49,953
Global Sustainable Listed Infrastructure Fund 21,099 5,662 — —
International Equity Index Fund 504,599 401,159 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

For the year ended August 31, 2023, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2023 and August 31,
2022 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2023, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ting t
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
International Small Company Fund $ 415,241 $ 468,262 $ — $ —
Opportunistic Municipal Fund 51,527 52,711 — —
Origin Emerging Markets Fund 2,074,686 1,652,087 — —
Small-MidCap Dividend Income Fund 441,875 303,806 — —
Spectrum Preferred and Capital Securities Income Fund 945,600 1,340,398 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 1,178,228 $ 798,389 $ — $ —
Diversified Real Asset Fund 364,996 487,039 — —
Global Multi-Strategy Fund 13,364 9,547 9 9
Ordinary Income Tax-Exempt Income^
Long-Term
Capital Gain*
2023 2022 2023 2022 2023 2022
Blue Chip Fund $ — $ 81,670 $ — $ — $ 57,147 $ 625,856
Bond Market Index Fund 38,726 17,934 — — — —
Diversified Real Asset Fund 257,087 274,667 — — 228,992 51,698
Edge MidCap Fund 2,809 19,208 — — 9,607 121,017
Global Multi-Strategy Fund 26,205 13,506 — — 23,088 8,044
Global Sustainable Listed Infrastructure Fund 123 N/A — N/A — N/A
International Equity Index Fund 26,394 38,588 — — 1,087 22,480
International Small Company Fund 8,570 16,651 — — — 82,775
Opportunistic Municipal Fund 43 31 5,433 5,844 — —
Origin Emerging Markets Fund 69,003 74,003 — — — 68,186
Small-MidCap Dividend Income Fund 26,800 13,607 — — 40,138 —
Spectrum Preferred and Capital Securities Income Fund 320,871 346,751 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 1,776 $ — $ — $ (93,286) $ 3,223,700 $ — $ 3,132,190
Bond Market Index Fund 56,885 — — (33,837) (184,040) — (160,992)
Diversified Real Asset Fund 17,655 — — — (262,576) 62 (244,859)
Edge MidCap Fund 612 — — — 2,774 — 3,386
Global Multi-Strategy Fund 2,813 — — (5,484) (8,644) (1,718) (13,033)
Global Sustainable Listed Infrastructure Fund 1,033 — — — (953) — 80
International Equity Index Fund 28,283 — 3,190 — 133,758 — 165,231
International Small Company Fund 12,187 — — (64,080) 14,799 — (37,094)
Opportunistic Municipal Fund — 64 — (14,457) (10,646) (255) (25,294)
Origin Emerging Markets Fund 59,947 — — (561,553) (241,661) — (743,267)
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2023, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
*In accordance with IRC Sections 381-384, portions of losses in future years could be subject to limitations.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2023 , the Funds did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2023 , the Funds do not plan to defer late-year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2023, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Small-MidCap Dividend Income Fund $ 5,806 $ — $ 8,113 $ — $ 300,425 $ — $ 314,344
Spectrum Preferred and Capital Securities Income Fund 4,197 — — (303,693) (644,845) 55,052 (889,289)
Short-Term Long-Term Total
Blue Chip Fund $ 10,854 $ 82,432 $ 93,286
Bond Market Index Fund 25,170 8,667 33,837 *
Global Multi-Strategy Fund 995 4,489 5,484
International Small Company Fund 64,080 — 64,080
Opportunistic Municipal Fund 9,434 5,023 14,457
Origin Emerging Markets Fund 406,961 154,592 561,553
Spectrum Preferred and Capital Securities Income Fund 33,268 270,425 303,693
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (7) $ 7
Diversified Real Asset Fund 139,592 (139,592)
Edge MidCap Fund (1,907) 1,907
Global Multi-Strategy Fund 5,382 (5,382)
International Equity Index Fund (3,639) 3,639
Small-MidCap Dividend Income Fund (5,707) 5,707
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023

Federal Income Tax Basis. As of August 31, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 3,442,335 $ (218,635) $ 3,223,700 $ 6,249,998
Bond Market Index Fund 2,175 (186,215) (184,040) 2,701,138
Diversified Real Asset Fund 148,014 (410,500) (262,486) 3,797,929
Edge MidCap Fund 10,098 (7,324) 2,774 73,382
Global Multi-Strategy Fund 30,356 (39,009) (8,653) 416,855
Global Sustainable Listed Infrastructure Fund 458 (1,411) (953) 16,905
International Equity Index Fund 261,725 (127,988) 133,737 1,096,915
International Small Company Fund 68,024 (53,194) 14,830 695,551
Opportunistic Municipal Fund 1,239 (11,885) (10,646) 152,929
Origin Emerging Markets Fund 258,767 (492,208) (233,441) 2,878,102
Small-MidCap Dividend Income Fund 358,907 (58,482) 300,425 984,288
Spectrum Preferred and Capital Securities Income Fund 31,160 (676,005) (644,845) 6,449,883
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
2,207 $ 2
TOTAL INVESTMENT COMPANIES $ 2
COMMON STOCKS - 99 .96 % Shares Held Value (000's)
Aerospace & Defense - 5 .62%
HEICO Corp - Class A 488,436 $ 66,149
TransDigm Group Inc
(c)
516,345 466,698
$ 532,847
Chemicals - 2 .37%
Linde PLC 394,425 152,659
Sherwin-Williams Co/The 264,376 71,836
$ 224,495
Commercial Services - 6 .91%
CoStar Group Inc
(c)
3,120,874 255,881
Moody's Corp 622,764 209,747
S&P Global Inc 484,287 189,288
$ 654,916
Distribution & Wholesale - 2 .08%
Copart Inc
(c)
4,398,985 197,207
Diversified Financial Services - 12 .22%
Brookfield Asset Management Ltd 2,337,467 80,760
Brookfield Reinsurance Ltd 62,308 2,137
Charles Schwab Corp/The 2,751,615 162,758
Mastercard Inc 1,117,784 461,242
Visa Inc 1,837,189 451,361
$ 1,158,258
Healthcare - Products - 4 .85%
Danaher Corp 1,323,091 350,619
IDEXX Laboratories Inc
(c)
152,702 78,093
Intuitive Surgical Inc
(c)
99,136 30,998
$ 459,710
Insurance - 3 .27%
Progressive Corp/The 2,321,482 309,848
Internet - 18 .07%
Alphabet Inc - A Shares
(c)
937,080 127,602
Alphabet Inc - C Shares
(c)
3,956,275 543,394
Amazon.com Inc
(c)
5,523,978 762,364
Netflix Inc
(c)
642,717 278,734
$ 1,712,094
Lodging - 2 .44%
Hilton Worldwide Holdings Inc 1,554,706 231,107
Pharmaceuticals - 1 .90%
Zoetis Inc 943,884 179,819
Private Equity - 6 .54%
Brookfield Corp 12,811,865 437,012
KKR & Co Inc 2,913,768 183,014
$ 620,026
REITs - 3 .43%
American Tower Corp 1,695,889 307,499
SBA Communications Corp 79,666 17,887
$ 325,386
Retail - 3 .66%
CarMax Inc
(c)
836,517 68,327
Costco Wholesale Corp 160,733 88,287
O'Reilly Automotive Inc
(c)
202,424 190,218
$ 346,832
Semiconductors - 0 .86%
NVIDIA Corp 165,916 81,888
Software - 22 .94%
Adobe Inc
(c)
792,557 443,309
Intuit Inc 704,821 381,879
Microsoft Corp 3,371,373 1,105,001
Roper Technologies Inc 456,756 227,949
Salesforce Inc
(c)
71,967 15,938
$ 2,174,076
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .80%
Union Pacific Corp 1,202,280 $ 265,187
TOTAL COMMON STOCKS $ 9,473,696
Total Investments $ 9,473,698
Other Assets and Liabilities -  0.04% 3,617
TOTAL NET ASSETS - 100.00% $ 9,477,315
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Financial 25 .46%
Technology 23 .80%
Communications 18 .07%
Consumer, Non-cyclical 13 .66%
Industrial 8 .42%
Consumer, Cyclical 8 .18%
Basic Materials 2 .37%
Money Market Funds 0 .00%
Other Assets and Liabilities
0 .04%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
August 31, 2023
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 446,441 $ 446,439 $ 2
Principal Government Money Market Fund - Institutional Class 5.18% 43,475 228,016 271,491 —
$ 43,475 $ 674,457 $ 717,930 $ 2
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 511 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 82 — — —
$ 593 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .69 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .26%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
60,000 $ 6,369
Money Market Funds - 2 .43%
BlackRock Liquidity FedFund - Institutional Class
5.23%
(a),(b)
5,300,076 5,300
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
55,109,825 55,110
$ 60,410
TOTAL INVESTMENT COMPANIES $ 66,779
BONDS - 28 .87%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 48
Omnicom Group Inc
2.45%, 04/30/2030 155 129
2.60%, 08/01/2031 35 29
WPP Finance 2010
3.75%, 09/19/2024 75 73
$ 279
Aerospace & Defense - 0 .52%
Boeing Co/The
2.70%, 02/01/2027 110 101
2.75%, 02/01/2026 785 737
2.95%, 02/01/2030 140 121
3.25%, 02/01/2028 685 627
3.50%, 03/01/2039 200 150
3.63%, 02/01/2031 85 76
3.95%, 08/01/2059 290 208
5.04%, 05/01/2027 315 312
5.15%, 05/01/2030 1,000 984
5.71%, 05/01/2040 120 117
5.81%, 05/01/2050 505 491
5.88%, 02/15/2040 100 99
5.93%, 05/01/2060 350 338
General Dynamics Corp
1.15%, 06/01/2026 760 687
2.25%, 06/01/2031 640 535
3.25%, 04/01/2025 780 756
3.50%, 05/15/2025 235 228
4.25%, 04/01/2040 155 138
L3Harris Technologies Inc
1.80%, 01/15/2031 35 28
5.40%, 01/15/2027 160 160
5.40%, 07/31/2033 160 160
5.60%, 07/31/2053 55 55
Lockheed Martin Corp
3.90%, 06/15/2032 75 70
4.07%, 12/15/2042 105 91
4.09%, 09/15/2052 162 136
4.15%, 06/15/2053 765 645
4.70%, 05/15/2046 75 70
4.75%, 02/15/2034 160 158
4.95%, 10/15/2025 740 738
5.10%, 11/15/2027 155 157
5.25%, 01/15/2033 155 159
5.70%, 11/15/2054 155 166
Northrop Grumman Corp
3.20%, 02/01/2027 130 123
4.70%, 03/15/2033 160 155
4.95%, 03/15/2053 120 112
5.25%, 05/01/2050 600 590
RTX Corp
1.90%, 09/01/2031 155 121
2.38%, 03/15/2032 60 48
2.82%, 09/01/2051 150 94
3.03%, 03/15/2052 60 40
4.05%, 05/04/2047 610 493
4.13%, 11/16/2028 270 258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp   (continued)
4.70%, 12/15/2041 $ 350 $ 311
5.00%, 02/27/2026 410 408
5.15%, 02/27/2033 410 405
5.38%, 02/27/2053 305 297
$ 12,953
Agriculture - 0 .33%
Altria Group Inc
2.35%, 05/06/2025 65 61
2.45%, 02/04/2032 60 47
3.40%, 05/06/2030 1,125 988
3.70%, 02/04/2051 60 39
3.88%, 09/16/2046 410 282
4.00%, 02/04/2061 60 40
5.38%, 01/31/2044
(d)
375 348
5.80%, 02/14/2039 350 341
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 39
2.90%, 03/01/2032 130 112
4.50%, 08/15/2033
(d)
290 281
BAT Capital Corp
2.26%, 03/25/2028 150 129
2.73%, 03/25/2031 150 119
2.79%, 09/06/2024 210 204
3.46%, 09/06/2029 210 183
3.98%, 09/25/2050 390 258
4.39%, 08/15/2037 540 428
4.54%, 08/15/2047 400 291
6.42%, 08/02/2033 155 155
7.08%, 08/02/2043 155 154
7.08%, 08/02/2053 80 79
BAT International Finance PLC
1.67%, 03/25/2026 150 136
5.93%, 02/02/2029 310 309
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 50
Philip Morris International Inc
0.88%, 05/01/2026 85 76
1.75%, 11/01/2030 85 67
4.13%, 03/04/2043 300 238
4.88%, 02/13/2026 400 396
4.88%, 02/15/2028 160 158
5.13%, 11/17/2027 580 579
5.38%, 02/15/2033 160 158
5.63%, 11/17/2029 580 586
5.75%, 11/17/2032 290 294
Reynolds American Inc
4.45%, 06/12/2025 137 134
5.70%, 08/15/2035 50 46
5.85%, 08/15/2045 375 326
$ 8,131
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 113 99
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 254 224
Southwest Airlines Co
3.00%, 11/15/2026 80 75
5.25%, 05/04/2025 130 129
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 60 51
$ 578

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0 .01%
NIKE Inc
2.40%, 03/27/2025 $ 155 $ 148
3.25%, 03/27/2040 155 125
$ 273
Automobile Manufacturers - 0 .46%
American Honda Finance Corp
1.20%, 07/08/2025 160 148
1.30%, 09/09/2026 60 54
2.15%, 09/10/2024 1,000 965
2.25%, 01/12/2029 65 57
4.60%, 04/17/2025 160 158
4.60%, 04/17/2030 160 156
4.70%, 01/12/2028 160 158
Cummins Inc
4.88%, 10/01/2043 25 23
General Motors Co
4.00%, 04/01/2025 120 117
4.20%, 10/01/2027 700 660
5.15%, 04/01/2038 160 140
5.20%, 04/01/2045 85 70
5.40%, 04/01/2048 65 54
5.95%, 04/01/2049 230 206
6.25%, 10/02/2043 305 287
General Motors Financial Co Inc
1.20%, 10/15/2024 155 147
1.25%, 01/08/2026 655 589
1.50%, 06/10/2026 60 53
2.35%, 02/26/2027 240 213
2.35%, 01/08/2031 55 43
2.40%, 04/10/2028 60 52
2.40%, 10/15/2028 155 131
2.70%, 06/10/2031 60 47
3.80%, 04/07/2025 1,105 1,067
4.00%, 10/06/2026 75 71
4.35%, 01/17/2027 810 771
5.25%, 03/01/2026 200 197
6.00%, 01/09/2028 160 160
6.40%, 01/09/2033
(d)
160 161
Honda Motor Co Ltd
2.53%, 03/10/2027 135 124
PACCAR Financial Corp
1.80%, 02/06/2025 100 95
3.55%, 08/11/2025 65 63
Toyota Motor Corp
1.34%, 03/25/2026 115 105
5.12%, 07/13/2028 160 161
Toyota Motor Credit Corp
0.80%, 10/16/2025 555 506
1.15%, 08/13/2027 160 138
1.65%, 01/10/2031 55 44
1.80%, 02/13/2025 655 623
1.90%, 01/13/2027 65 59
1.90%, 09/12/2031 660 528
2.00%, 10/07/2024 145 140
3.65%, 08/18/2025 355 345
4.40%, 09/20/2024 120 119
4.45%, 06/29/2029 205 201
4.55%, 09/20/2027 490 482
4.55%, 05/17/2030 320 312
4.63%, 01/12/2028 320 317
$ 11,317
Automobile Parts & Equipment - 0 .02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 136
BorgWarner Inc
4.38%, 03/15/2045 300 237
$ 373
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 6 .04%
Banco Santander SA
1.85%, 03/25/2026 $ 400 $ 361
2.75%, 05/28/2025 800 757
3.49%, 05/28/2030 200 173
4.18%, 03/24/2028
(e)
600 563
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 196
5.59%, 08/08/2028 200 198
Bank of America Corp
0.98%, 09/25/2025
(e)
150 142
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(e)
310 285
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(e)
210 190
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
115 103
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
980 774
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 161
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(e)
1,065 1,004
CME Term Secured Overnight Financing
Rate 3 Month + 0.90%
2.09%, 06/14/2029
(e)
60 51
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 91
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(e)
300 288
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.48%, 09/21/2036
(e)
870 661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 187
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
255 231
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 208
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 143
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 320
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
75 48
Secured Overnight Financing Rate + 1.88%
2.88%, 10/22/2030
(e)
650 558
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
2.97%, 02/04/2033
(e)
130 107
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 76
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(e)
1,060 931
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.25%, 10/21/2027 350 326
3.31%, 04/22/2042
(e)
715 535
Secured Overnight Financing Rate + 1.58%
3.37%, 01/23/2026
(e)
700 675
CME Term Secured Overnight Financing
Rate 3 Month + 1.07%
3.38%, 04/02/2026
(e)
65 62
Secured Overnight Financing Rate + 1.33%

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.42%, 12/20/2028
(e)
$ 500 $ 459
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.48%, 03/13/2052
(e)
630 459
Secured Overnight Financing Rate + 1.65%
3.85%, 03/08/2037
(e)
700 593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(e)
550 432
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 03/05/2029
(e)
75 70
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(e)
600 552
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.00%, 01/22/2025 90 88
4.33%, 03/15/2050
(e)
255 216
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 168
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
115 107
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(e)
885 868
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 75 71
5.02%, 07/22/2033
(e)
585 563
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(e)
570 563
Secured Overnight Financing Rate + 1.29%
5.20%, 04/25/2029
(e)
755 744
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
755 737
Secured Overnight Financing Rate + 1.91%
5.88%, 02/07/2042 60 62
6.11%, 01/29/2037 250 259
Bank of America NA
5.53%, 08/18/2026 265 266
5.65%, 08/18/2025 275 276
Bank of Montreal
0.95%, 01/22/2027
(e)
55 49
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 150
3.09%, 01/10/2037
(e)
125 96
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 70 68
4.25%, 09/14/2024 435 428
4.70%, 09/14/2027 435 424
5.30%, 06/05/2026 160 159
Bank of New York Mellon Corp/The
0.75%, 01/28/2026 60 54
1.65%, 07/14/2028 245 209
1.80%, 07/28/2031 600 472
2.05%, 01/26/2027 65 59
2.50%, 01/26/2032 65 52
3.35%, 04/25/2025 65 63
3.99%, 06/13/2028
(e)
70 67
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(e)
665 650
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(e)
370 359
Secured Overnight Financing Rate + 1.17%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The   (continued)
4.95%, 04/26/2027
(e)
$ 270 $ 266
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
170 163
Secured Overnight Financing Rate + 1.61%
5.83%, 10/25/2033
(e)
155 159
Secured Overnight Financing Rate + 2.07%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 54
1.30%, 06/11/2025 155 144
1.30%, 09/15/2026 260 230
1.45%, 01/10/2025 175 166
2.15%, 08/01/2031 60 48
4.50%, 12/16/2025 60 58
4.85%, 02/01/2030 615 595
5.25%, 12/06/2024 155 154
Barclays PLC
2.65%, 06/24/2031
(e)
1,600 1,277
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 140
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 366
4.97%, 05/16/2029
(e)
750 713
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(e)
800 780
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
6.22%, 05/09/2034
(e)
320 316
Secured Overnight Financing Rate + 2.98%
7.33%, 11/02/2026
(e)
310 317
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(e)
310 332
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 53
3.30%, 04/07/2025 250 241
5.00%, 04/28/2028 350 343
Citigroup Inc
1.12%, 01/28/2027
(e)
60 54
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(e)
295 279
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(e)
885 788
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(e)
380 359
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(e)
155 123
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 161
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 256
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 41
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 129
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
1,130 932
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 875 816

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
3.52%, 10/27/2028
(e)
$ 125 $ 115
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.70%, 01/12/2026 110 105
3.79%, 03/17/2033
(e)
830 722
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 181
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 578
4.28%, 04/24/2048
(e)
100 83
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 72
4.40%, 06/10/2025 600 585
4.45%, 09/29/2027 875 836
4.65%, 07/30/2045 115 99
4.66%, 05/24/2028
(e)
835 813
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(e)
165 157
Secured Overnight Financing Rate + 2.09%
5.61%, 09/29/2026
(e)
625 622
Secured Overnight Financing Rate + 1.55%
6.17%, 05/25/2034
(e)
320 319
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 323
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 378
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(e)
310 300
Secured Overnight Financing Rate + 1.45%
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 188
Cooperatieve Rabobank UA/NY
5.00%, 01/13/2025 1,000 992
5.50%, 07/18/2025 315 315
Credit Suisse AG/New York NY
5.00%, 07/09/2027 500 487
7.95%, 01/09/2025 320 326
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(e)
600 544
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 250 238
5.37%, 09/09/2027
(d)
255 253
6.12%, 07/14/2026
(e)
700 696
Secured Overnight Financing Rate + 3.19%
6.72%, 01/18/2029
(e)
320 324
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(e)
320 304
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 257
Secured Overnight Financing Rate + 1.36%
6.34%, 07/27/2029
(e)
235 238
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
5.85%, 10/27/2025
(e)
1,000 985
Secured Overnight Financing Rate + 1.23%
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(e)
245 227
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(e)
395 355
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(e)
1,115 1,000
Secured Overnight Financing Rate + 0.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
1.54%, 09/10/2027
(e)
$ 60 $ 53
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 209
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(e)
355 276
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(e)
935 739
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 590 498
2.62%, 04/22/2032
(e)
115 93
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 167
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
760 610
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 79
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 175
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 43
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(e)
675 655
CME Term Secured Overnight Financing
Rate 3 Month + 1.46%
3.44%, 02/24/2043
(e)
200 147
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 375 363
3.69%, 06/05/2028
(e)
890 833
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.75%, 02/25/2026 75 72
3.81%, 04/23/2029
(e)
75 69
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 110 104
4.22%, 05/01/2029
(e)
500 471
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
175 152
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
445 428
Secured Overnight Financing Rate + 1.73%
4.75%, 10/21/2045 750 674
5.15%, 05/22/2045 450 414
6.25%, 02/01/2041 220 232
6.75%, 10/01/2037 785 832
HSBC Holdings PLC
1.59%, 05/24/2027
(e)
500 444
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(e)
240 224
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(e)
300 258
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(e)
310 289
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(e)
200 158
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(e)
225 216
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
2.80%, 05/24/2032
(e)
600 479
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 165
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 300 286

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC   (continued)
3.97%, 05/22/2030
(e)
$ 300 $ 270
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.18%, 12/09/2025
(e)
200 195
Secured Overnight Financing Rate + 1.51%
4.58%, 06/19/2029
(e)
540 510
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
500 480
Secured Overnight Financing Rate + 2.11%
5.40%, 08/11/2033
(e)
900 859
Secured Overnight Financing Rate + 2.87%
5.89%, 08/14/2027
(e)
370 369
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(e)
200 201
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
570 576
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
825 832
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 103
6.55%, 06/20/2034
(e)
320 314
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
310 326
Secured Overnight Financing Rate + 3.35%
Huntington National Bank/The
5.65%, 01/10/2030 310 302
ING Groep NV
1.73%, 04/01/2027
(e)
1,300 1,169
Secured Overnight Financing Rate + 1.01%
4.55%, 10/02/2028 300 288
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
115 103
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
135 122
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(e)
245 216
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
115 103
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
135 106
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 91
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(e)
855 807
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(e)
855 733
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(e)
845 795
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(e)
820 729
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(e)
320 307
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(e)
65 44
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 339
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
115 94
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
2.96%, 05/13/2031
(e)
$ 575 $ 489
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
235 174
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
235 159
Secured Overnight Financing Rate + 2.44%
3.13%, 01/23/2025 100 97
3.33%, 04/22/2052
(e)
115 81
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 544
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 09/10/2024 75 74
3.88%, 07/24/2038
(e)
100 84
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
825 655
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 188
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 217
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(e)
1,200 1,154
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(e)
305 292
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 126
Secured Overnight Financing Rate + 1.80%
4.85%, 07/25/2028
(e)
815 799
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 418
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 395
5.30%, 07/24/2029
(e)
315 313
Secured Overnight Financing Rate + 1.45%
5.35%, 06/01/2034
(e)
1,060 1,047
Secured Overnight Financing Rate + 1.85%
5.55%, 12/15/2025
(e)
310 309
Secured Overnight Financing Rate + 1.07%
5.60%, 07/15/2041 370 375
5.72%, 09/14/2033
(e)
255 255
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 600 661
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 748
KeyCorp
2.25%, 04/06/2027 110 95
Korea Development Bank/The
0.80%, 04/27/2026 200 178
3.00%, 01/13/2026 400 379
4.00%, 09/08/2025 1,000 974
4.38%, 02/15/2028 315 307
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(f)
250 136
0.38%, 07/18/2025 315 289
0.50%, 09/20/2024 925 879
0.63%, 01/22/2026 905 821
1.00%, 10/01/2026 90 81
1.25%, 01/31/2025 625 592
2.00%, 05/02/2025 300 285
2.50%, 11/20/2024 500 483

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau   (continued)
2.88%, 04/03/2028 $ 600 $ 562
3.00%, 05/20/2027 630 598
3.13%, 06/10/2025 705 682
3.63%, 04/01/2026 480 468
3.75%, 02/15/2028 510 496
3.88%, 06/15/2028 380 371
4.13%, 07/15/2033 315 311
4.63%, 08/07/2026
(g)
315 315
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 575 522
1.75%, 07/27/2026 200 184
2.00%, 01/13/2025 400 383
2.38%, 06/10/2025 230 220
3.88%, 09/28/2027 320 313
3.88%, 06/14/2028 320 313
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
200 182
3 Month USD LIBOR + 1.21%
4.34%, 01/09/2048 400 299
4.58%, 12/10/2025 575 554
4.65%, 03/24/2026 675 652
4.98%, 08/11/2033
(e)
200 185
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045
(d)
300 265
5.87%, 03/06/2029
(e)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
310 310
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 185
1.54%, 07/20/2027
(e)
800 713
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 190
2.56%, 02/25/2030 600 505
3.20%, 07/18/2029 200 177
3.75%, 07/18/2039 200 165
4.08%, 04/19/2028
(e)
600 570
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
700 680
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
255 253
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(d),(e)
320 315
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 159
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.23%, 05/25/2026
(d),(e)
700 654
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc   (continued)
3.15%, 07/16/2030
(e)
$ 700 $ 605
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
255 253
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(e)
320 317
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
315 312
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
0.99%, 12/10/2026
(e)
80 72
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(e)
200 189
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(e)
115 102
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
155 139
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
1,135 873
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 73
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(e)
700 660
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(e)
115 90
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 36
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
810 611
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 104
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
175 147
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(e)
210 133
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 74
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 140
3.22%, 04/22/2042
(e)
60 44
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 90 83
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031
(e)
1,000 889
Secured Overnight Financing Rate + 3.12%
3.63%, 01/20/2027 375 354
3.70%, 10/23/2024 285 279
3.77%, 01/24/2029
(e)
600 557
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 1,060 1,000
4.00%, 07/23/2025 25 24
4.21%, 04/20/2028
(e)
135 129
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 272
4.43%, 01/23/2030
(e)
1,000 950
CME Term Secured Overnight Financing
Rate 3 Month + 1.89%
4.68%, 07/17/2026
(e)
765 749
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(e)
85 81
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 675 665

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
5.05%, 01/28/2027
(e)
$ 240 $ 237
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(e)
320 314
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
260 255
Secured Overnight Financing Rate + 1.59%
5.25%, 04/21/2034
(e)
425 413
Secured Overnight Financing Rate + 1.87%
5.42%, 07/21/2034
(e)
315 310
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
315 313
Secured Overnight Financing Rate + 1.63%
5.95%, 01/19/2038
(e)
160 156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(e)
310 312
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(e)
310 318
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 325
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 218
Morgan Stanley Bank NA
4.75%, 04/21/2026 320 316
5.48%, 07/16/2025 315 315
National Australia Bank Ltd/New York
4.90%, 06/13/2028 320 316
4.97%, 01/12/2026 320 318
NatWest Group PLC
1.64%, 06/14/2027
(e)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.89%, 05/18/2029
(e)
700 667
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 381
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
4.00%, 05/10/2027 145 139
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 305 278
2.88%, 05/23/2025 270 260
3.63%, 09/09/2027 325 314
4.13%, 01/20/2026 155 152
4.25%, 03/01/2028 320 317
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 115
2.31%, 04/23/2032
(e)
245 197
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 610 566
3.45%, 04/23/2029 175 158
4.63%, 06/06/2033
(e)
160 145
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(e)
655 643
Secured Overnight Financing Rate + 1.09%
5.35%, 12/02/2028
(e)
410 404
Secured Overnight Financing Rate + 1.62%
5.94%, 08/18/2034
(e)
315 319
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
1.15%, 07/14/2026 60 53
1.20%, 04/27/2026 555 497
1.60%, 01/21/2025 295 280
2.25%, 11/01/2024 1,000 961
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada   (continued)
3.63%, 05/04/2027 $ 670 $ 632
3.88%, 05/04/2032 145 132
4.90%, 01/12/2028
(d)
320 315
4.95%, 04/25/2025 350 346
5.00%, 05/02/2033 350 339
5.20%, 07/20/2026 160 159
6.00%, 11/01/2027 155 159
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
290 254
Secured Overnight Financing Rate + 1.25%
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(e)
200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(e)
200 176
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(e)
600 480
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(e)
65 59
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 48
2.35%, 11/01/2025
(e)
110 106
Secured Overnight Financing Rate + 0.94%
3.30%, 12/16/2024 75 73
4.42%, 05/13/2033
(e)
135 126
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(e)
245 232
Secured Overnight Financing Rate + 1.57%
5.10%, 05/18/2026
(e)
160 159
Secured Overnight Financing Rate + 1.13%
5.27%, 08/03/2026 155 155
5.75%, 11/04/2026
(e)
495 496
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 400 370
1.90%, 09/17/2028 200 168
2.13%, 07/08/2030 200 161
2.14%, 09/23/2030 150 119
2.35%, 01/15/2025 200 191
2.93%, 09/17/2041
(d)
60 42
3.01%, 10/19/2026 75 70
3.04%, 07/16/2029 200 175
3.36%, 07/12/2027 400 371
3.45%, 01/11/2027 165 154
5.46%, 01/13/2026 820 817
5.52%, 01/13/2028 410 410
5.77%, 01/13/2033 400 406
5.80%, 07/13/2028 315 319
6.18%, 07/13/2043 160 161
Toronto-Dominion Bank/The
0.70%, 09/10/2024 60 57
1.15%, 06/12/2025 825 765
1.20%, 06/03/2026 260 232
1.95%, 01/12/2027 125 112
2.00%, 09/10/2031 60 48
3.20%, 03/10/2032 65 55
3.77%, 06/06/2025 30 29
4.11%, 06/08/2027 30 29
4.29%, 09/13/2024 350 345
4.46%, 06/08/2032 70 65
4.69%, 09/15/2027 655 639
5.10%, 01/09/2026
(d)
160 159
5.52%, 07/17/2028 160 161
5.53%, 07/17/2026 160 160

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Bank
2.25%, 03/11/2030 $ 1,000 $ 795
3.80%, 10/30/2026 250 231
Truist Financial Corp
1.20%, 08/05/2025 60 55
1.27%, 03/02/2027
(e)
195 174
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
130 108
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 48
4.00%, 05/01/2025 75 73
4.12%, 06/06/2028
(e)
290 273
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
160 154
Secured Overnight Financing Rate + 1.44%
4.92%, 07/28/2033
(e)
700 624
Secured Overnight Financing Rate + 2.24%
5.12%, 01/26/2034
(e)
160 150
Secured Overnight Financing Rate + 1.85%
5.87%, 06/08/2034
(e)
160 159
Secured Overnight Financing Rate + 2.36%
5.90%, 10/28/2026
(e)
155 155
Secured Overnight Financing Rate + 1.63%
UBS Group AG
3.75%, 03/26/2025 500 483
US Bancorp
1.38%, 07/22/2030 110 83
2.22%, 01/27/2028
(e)
275 245
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
170 125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
4.55%, 07/22/2028
(e)
1,000 956
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(d),(e)
285 272
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 264
Secured Overnight Financing Rate + 1.60%
5.73%, 10/21/2026
(e)
155 155
Secured Overnight Financing Rate + 1.43%
5.84%, 06/12/2034
(e)
320 320
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
155 154
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
175 165
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
1,185 1,114
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(e)
220 196
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(e)
700 671
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.57%, 02/11/2031
(e)
700 584
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
3.00%, 10/23/2026 1,000 926
3.07%, 04/30/2041
(e)
485 347
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
755 636
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
160 149
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
3.58%, 05/22/2028
(e)
$ 375 $ 348
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
3.91%, 04/25/2026
(e)
235 227
Secured Overnight Financing Rate + 1.32%
4.40%, 06/14/2046 110 87
4.61%, 04/25/2053
(e)
955 808
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 496
4.75%, 12/07/2046 250 208
4.81%, 07/25/2028
(e)
65 63
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(e)
735 692
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 64
5.01%, 04/04/2051
(e)
440 397
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.38%, 11/02/2043 185 170
5.39%, 04/24/2034
(e)
825 804
Secured Overnight Financing Rate + 2.02%
5.56%, 07/25/2034
(e)
475 469
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
475 473
Secured Overnight Financing Rate + 1.74%
Wells Fargo Bank NA
5.45%, 08/07/2026 315 316
Westpac Banking Corp
1.15%, 06/03/2026 60 54
1.95%, 11/20/2028 60 52
2.15%, 06/03/2031 60 49
2.35%, 02/19/2025 150 144
2.89%, 02/04/2030
(e)
855 807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(e)
405 310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 39
3.74%, 08/26/2025 120 117
4.04%, 08/26/2027
(d)
120 117
4.11%, 07/24/2034
(e)
555 486
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.46%, 11/18/2027 265 269
$ 150,164
Beverages - 0 .62%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 250 242
4.70%, 02/01/2036 250 239
4.90%, 02/01/2046 720 670
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 68
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 120
4.35%, 06/01/2040 440 394
4.60%, 04/15/2048 26 23
4.75%, 01/23/2029 250 248
4.90%, 01/23/2031 600 603
4.95%, 01/15/2042 725 692
5.45%, 01/23/2039 750 761
5.55%, 01/23/2049 470 481
5.80%, 01/23/2059 550 577
8.20%, 01/15/2039 60 77

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The
1.00%, 03/15/2028 $ 265 $ 227
1.45%, 06/01/2027 500 446
1.50%, 03/05/2028 60 53
1.75%, 09/06/2024 140 135
2.25%, 01/05/2032
(d)
60 50
2.50%, 06/01/2040 140 101
2.50%, 03/15/2051 1,015 657
2.60%, 06/01/2050 140 93
2.88%, 05/05/2041 60 45
3.00%, 03/05/2051 90 65
Constellation Brands Inc
2.25%, 08/01/2031 1,040 836
3.15%, 08/01/2029 90 80
3.60%, 02/15/2028 700 653
4.35%, 05/09/2027 160 155
4.65%, 11/15/2028 700 681
4.90%, 05/01/2033 80 77
Diageo Capital PLC
2.13%, 10/24/2024 200 193
2.38%, 10/24/2029 200 173
5.30%, 10/24/2027 310 314
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 49
3.35%, 03/15/2051 60 41
3.40%, 11/15/2025 750 717
3.95%, 04/15/2029 735 692
4.05%, 04/15/2032 745 683
4.42%, 05/25/2025 18 18
4.50%, 04/15/2052 85 72
Molson Coors Beverage Co
3.00%, 07/15/2026 105 98
4.20%, 07/15/2046 250 198
PepsiCo Inc
1.40%, 02/25/2031 130 103
1.95%, 10/21/2031 370 302
2.63%, 10/21/2041 725 526
2.75%, 10/21/2051 225 152
2.85%, 02/24/2026 90 86
2.88%, 10/15/2049 145 103
3.00%, 10/15/2027 600 564
3.60%, 02/18/2028 70 67
3.90%, 07/18/2032 400 379
4.45%, 05/15/2028
(d)
250 249
4.45%, 02/15/2033
(d)
150 149
$ 15,477
Biotechnology - 0 .36%
Amgen Inc
1.65%, 08/15/2028 125 107
2.00%, 01/15/2032 120 94
2.45%, 02/21/2030 155 132
2.60%, 08/19/2026 700 651
2.77%, 09/01/2053 510 305
3.00%, 02/22/2029 200 181
3.00%, 01/15/2052
(d)
120 78
3.15%, 02/21/2040 155 116
3.38%, 02/21/2050 545 381
4.20%, 03/01/2033 80 74
4.20%, 02/22/2052 200 159
4.40%, 05/01/2045 760 639
4.66%, 06/15/2051 410 354
4.88%, 03/01/2053 80 71
5.15%, 03/02/2028 280 280
5.15%, 11/15/2041 113 106
5.25%, 03/02/2025 700 697
5.25%, 03/02/2030 135 135
5.25%, 03/02/2033 160 159
5.60%, 03/02/2043 320 314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc   (continued)
5.65%, 03/02/2053 $ 320 $ 317
5.75%, 03/02/2063 240 237
Biogen Inc
4.05%, 09/15/2025 160 155
5.20%, 09/15/2045 30 28
Gilead Sciences Inc
1.65%, 10/01/2030 150 120
2.60%, 10/01/2040 775 541
2.80%, 10/01/2050 150 96
2.95%, 03/01/2027 240 224
3.50%, 02/01/2025 75 73
3.65%, 03/01/2026 190 183
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 440
4.75%, 03/01/2046 580 528
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 127
Royalty Pharma PLC
1.75%, 09/02/2027 655 565
2.20%, 09/02/2030 155 124
3.30%, 09/02/2040 155 107
$ 8,919
Building Materials - 0 .11%
Carrier Global Corp
2.24%, 02/15/2025 847 806
2.49%, 02/15/2027 35 32
2.72%, 02/15/2030 1,010 866
3.38%, 04/05/2040 155 116
3.58%, 04/05/2050 155 111
Johnson Controls International plc
5.13%, 09/14/2045
(d)
29 27
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 95
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 130
3.20%, 07/15/2051 60 40
Masco Corp
1.50%, 02/15/2028 60 51
Owens Corning
4.30%, 07/15/2047 150 120
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 90 84
Vulcan Materials Co
3.50%, 06/01/2030 295 264
$ 2,742
Chemicals - 0 .29%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 205
4.80%, 03/03/2033 160 159
Celanese US Holdings LLC
6.05%, 03/15/2025 37 37
6.17%, 07/15/2027 135 135
6.38%, 07/15/2032 135 134
Dow Chemical Co/The
2.10%, 11/15/2030 160 130
3.60%, 11/15/2050 160 114
4.38%, 11/15/2042 700 577
4.63%, 10/01/2044 270 227
4.80%, 11/30/2028 90 89
4.80%, 05/15/2049 340 290
DuPont de Nemours Inc
4.73%, 11/15/2028 700 691
5.32%, 11/15/2038 145 142
5.42%, 11/15/2048 185 179
Eastman Chemical Co
4.65%, 10/15/2044 75 61

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ecolab Inc
1.30%, 01/30/2031 $ 150 $ 117
1.65%, 02/01/2027 105 94
2.13%, 08/15/2050 150 85
2.75%, 08/18/2055 700 428
4.80%, 03/24/2030 620 616
EIDP Inc
1.70%, 07/15/2025 60 56
Linde Inc/CT
1.10%, 08/10/2030 160 126
LYB International Finance III LLC
1.25%, 10/01/2025 64 58
2.25%, 10/01/2030 130 106
3.63%, 04/01/2051 130 88
4.20%, 10/15/2049 160 119
5.63%, 05/15/2033 160 158
Mosaic Co/The
5.63%, 11/15/2043 25 23
Nutrien Ltd
3.00%, 04/01/2025 150 144
4.20%, 04/01/2029 400 376
5.00%, 04/01/2049 280 244
5.80%, 03/27/2053 160 156
5.95%, 11/07/2025 155 156
PPG Industries Inc
1.20%, 03/15/2026 60 54
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 198
3.30%, 05/15/2050 90 61
4.50%, 06/01/2047 390 333
Westlake Corp
3.13%, 08/15/2051 60 37
3.60%, 08/15/2026 110 104
$ 7,107
Coal - 0 .00%
Teck Resources Ltd
3.90%, 07/15/2030 115 102
Commercial Mortgage Backed Securities - 0 .17%
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 434
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 851
Fannie Mae-Aces
3.09%, 12/25/2027
(h)
701 654
Freddie Mac Multifamily Structured Pass Through
Certificates
3.17%, 10/25/2024 998 971
3.21%, 03/25/2025 1,248 1,206
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 142 139
$ 4,255
Commercial Services - 0 .21%
American University/The
3.67%, 04/01/2049 35 27
Automatic Data Processing Inc
1.70%, 05/15/2028 60 53
California Institute of Technology
4.32%, 08/01/2045 50 44
Global Payments Inc
1.20%, 03/01/2026 645 577
1.50%, 11/15/2024 665 631
2.65%, 02/15/2025 740 706
3.20%, 08/15/2029 140 122
4.15%, 08/15/2049 70 51
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 166
4.68%, 07/01/2114 100 90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Moody's Corp
4.25%, 08/08/2032 $ 65 $ 61
5.25%, 07/15/2044 90 86
PayPal Holdings Inc
2.40%, 10/01/2024 1,145 1,107
2.85%, 10/01/2029 755 668
3.90%, 06/01/2027 65 63
4.40%, 06/01/2032 65 62
S&P Global Inc
1.25%, 08/15/2030 160 126
2.30%, 08/15/2060 600 326
2.45%, 03/01/2027 100 92
2.50%, 12/01/2029 55 48
3.25%, 12/01/2049 55 39
3.70%, 03/01/2052 100 78
University of Southern California
5.25%, 10/01/2111 20 19
$ 5,242
Computers - 0 .59%
Apple Inc
0.70%, 02/08/2026 275 249
1.13%, 05/11/2025 300 281
1.20%, 02/08/2028 785 678
1.25%, 08/20/2030 600 483
1.40%, 08/05/2028 60 52
1.65%, 05/11/2030 150 125
1.65%, 02/08/2031 140 115
1.70%, 08/05/2031 115 94
2.38%, 02/08/2041 1,140 815
2.40%, 08/20/2050 210 135
2.55%, 08/20/2060 105 66
2.65%, 05/11/2050 700 466
2.65%, 02/08/2051 140 93
2.70%, 08/05/2051 85 57
2.80%, 02/08/2061 850 549
2.90%, 09/12/2027 300 281
2.95%, 09/11/2049 140 100
3.00%, 06/20/2027 500 472
3.20%, 05/11/2027 110 104
3.25%, 02/23/2026 500 481
3.25%, 08/08/2029 65 60
3.35%, 02/09/2027 125 119
3.35%, 08/08/2032
(d)
465 427
3.75%, 11/13/2047 195 162
3.85%, 05/04/2043 200 173
3.95%, 08/08/2052 465 394
4.30%, 05/10/2033
(d)
320 314
4.38%, 05/13/2045 80 74
4.65%, 02/23/2046 170 163
4.85%, 05/10/2053 320 316
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
310 218
3.45%, 12/15/2051
(i)
680 443
5.25%, 02/01/2028 160 160
5.30%, 10/01/2029 300 296
6.02%, 06/15/2026 678 685
8.35%, 07/15/2046 26 32
Hewlett Packard Enterprise Co
4.90%, 10/15/2025 200 197
6.20%, 10/15/2035 75 78
6.35%, 10/15/2045 340 349
HP Inc
3.00%, 06/17/2027 140 129
4.75%, 01/15/2028 495 482
6.00%, 09/15/2041 355 350

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp
2.20%, 02/09/2027 $ 575 $ 522
3.30%, 05/15/2026 500 477
3.50%, 05/15/2029 160 148
4.00%, 07/27/2025 100 98
4.00%, 06/20/2042 830 683
4.15%, 05/15/2039 195 167
4.25%, 05/15/2049 600 496
4.40%, 07/27/2032 100 95
4.50%, 02/06/2028 370 362
4.70%, 02/19/2046 145 128
5.10%, 02/06/2053 160 150
NetApp Inc
2.38%, 06/22/2027 155 140
$ 14,783
Consumer Products - 0 .01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 162
Cosmetics & Personal Care - 0 .27%
Colgate-Palmolive Co
3.10%, 08/15/2025 65 63
3.25%, 08/15/2032 65 59
4.60%, 03/01/2028 160 161
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 129
Haleon UK Capital PLC
3.13%, 03/24/2025 1,900 1,827
Haleon US Capital LLC
3.38%, 03/24/2027 250 235
3.63%, 03/24/2032 250 222
Kenvue Inc
4.90%, 03/22/2033
(i)
160 159
5.05%, 03/22/2028
(i)
160 160
5.05%, 03/22/2053
(i)
160 157
5.10%, 03/22/2043
(i)
160 157
5.50%, 03/22/2025
(i)
160 161
Procter & Gamble Co/The
0.55%, 10/29/2025 180 164
1.20%, 10/29/2030 280 224
1.90%, 02/01/2027 540 494
2.30%, 02/01/2032 40 34
3.55%, 03/25/2040 885 760
3.95%, 01/26/2028 160 157
Unilever Capital Corp
1.38%, 09/14/2030 150 119
1.75%, 08/12/2031 680 544
2.90%, 05/05/2027 850 793
$ 6,779
Diversified Financial Services - 1 .05%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 1,205 1,146
1.75%, 10/29/2024 150 143
1.75%, 01/30/2026 150 136
2.45%, 10/29/2026 150 135
3.00%, 10/29/2028 600 520
3.30%, 01/30/2032 750 609
3.40%, 10/29/2033 150 119
6.50%, 07/15/2025 1,000 1,005
Air Lease Corp
1.88%, 08/15/2026 350 313
2.10%, 09/01/2028 585 493
2.30%, 02/01/2025 585 554
2.88%, 01/15/2026 700 654
2.88%, 01/15/2032 65 52
3.38%, 07/01/2025 700 667
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
2.20%, 11/02/2028 $ 60 $ 48
4.75%, 06/09/2027 160 150
8.00%, 11/01/2031 420 434
American Express Co
1.65%, 11/04/2026 310 277
2.25%, 03/04/2025 65 62
3.30%, 05/03/2027 500 466
4.05%, 05/03/2029 100 95
4.05%, 12/03/2042 440 374
4.42%, 08/03/2033
(e)
350 325
Secured Overnight Financing Rate + 1.76%
4.99%, 05/01/2026
(e)
270 266
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
160 158
Secured Overnight Financing Rate + 1.28%
5.39%, 07/28/2027
(e)
160 159
Secured Overnight Financing Rate + 0.97%
BlackRock Inc
2.10%, 02/25/2032 295 235
2.40%, 04/30/2030 700 600
Capital One Financial Corp
1.88%, 11/02/2027
(e)
390 342
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
510 364
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 58
3.30%, 10/30/2024 775 753
4.93%, 05/10/2028
(e)
245 236
Secured Overnight Financing Rate + 2.06%
4.99%, 07/24/2026
(e)
1,250 1,222
Secured Overnight Financing Rate + 2.16%
5.82%, 02/01/2034
(e)
160 152
Secured Overnight Financing Rate + 2.60%
6.31%, 06/08/2029
(e)
160 160
Secured Overnight Financing Rate + 2.64%
Charles Schwab Corp/The
0.90%, 03/11/2026 800 714
1.15%, 05/13/2026 60 53
1.65%, 03/11/2031 400 306
1.95%, 12/01/2031 540 414
2.00%, 03/20/2028 115 99
3.00%, 03/10/2025 500 479
5.64%, 05/19/2029
(e)
160 160
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 156
6.14%, 08/24/2034
(e)
155 158
Secured Overnight Financing Rate + 2.01%
CME Group Inc
5.30%, 09/15/2043 200 202
Discover Financial Services
4.10%, 02/09/2027 75 70
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 91
2.10%, 06/15/2030 850 701
2.65%, 09/15/2040 160 111
3.00%, 09/15/2060 160 98
3.75%, 12/01/2025 75 72
3.75%, 09/21/2028 700 656
4.00%, 09/15/2027 135 129
4.25%, 09/21/2048 250 210
4.60%, 03/15/2033 805 768
4.95%, 06/15/2052 65 60
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 156
Legg Mason Inc
5.63%, 01/15/2044 25 24

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Mastercard Inc
2.00%, 03/03/2025 $ 130 $ 124
2.00%, 11/18/2031 190 154
2.95%, 03/15/2051 60 42
3.35%, 03/26/2030 875 804
3.85%, 03/26/2050 125 104
4.88%, 03/09/2028 160 161
Nasdaq Inc
2.50%, 12/21/2040 55 36
5.35%, 06/28/2028 160 160
5.95%, 08/15/2053 40 40
Nomura Holdings Inc
1.85%, 07/16/2025 1,015 938
2.33%, 01/22/2027 200 177
2.65%, 01/16/2025
(d)
600 573
2.68%, 07/16/2030 915 742
5.84%, 01/18/2028 320 319
6.09%, 07/12/2033 315 316
Synchrony Financial
3.95%, 12/01/2027 720 643
4.50%, 07/23/2025 275 262
Visa Inc
1.10%, 02/15/2031 160 124
1.90%, 04/15/2027 80 72
2.00%, 08/15/2050
(d)
160 95
2.70%, 04/15/2040 155 115
2.75%, 09/15/2027 200 186
4.15%, 12/14/2035 500 472
4.30%, 12/14/2045 200 181
$ 26,209
Electric - 1 .91%
AEP Texas Inc
2.10%, 07/01/2030 160 130
3.45%, 01/15/2050 50 35
3.45%, 05/15/2051 60 40
4.70%, 05/15/2032 105 99
5.25%, 05/15/2052 105 97
AEP Transmission Co LLC
2.75%, 08/15/2051 60 37
4.50%, 06/15/2052 70 60
5.40%, 03/15/2053 160 159
AES Corp/The
2.45%, 01/15/2031 60 48
Alabama Power Co
1.45%, 09/15/2030 155 122
3.13%, 07/15/2051 60 39
Ameren Corp
1.75%, 03/15/2028 60 52
Ameren Illinois Co
1.55%, 11/15/2030 65 51
3.25%, 03/15/2050 75 53
3.85%, 09/01/2032 355 321
4.15%, 03/15/2046 1,000 811
American Electric Power Co Inc
1.00%, 11/01/2025 15 14
2.30%, 03/01/2030 155 128
5.63%, 03/01/2033 160 160
Arizona Public Service Co
2.60%, 08/15/2029 90 78
2.65%, 09/15/2050 150 87
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 49
4.55%, 06/01/2052 20 17
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 282
2.85%, 05/15/2051 85 53
3.80%, 07/15/2048 650 480
4.60%, 05/01/2053 65 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Berkshire Hathaway Energy Co   (continued)
5.15%, 11/15/2043 $ 200 $ 184
5.95%, 05/15/2037 600 610
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 43
4.85%, 10/01/2052 565 521
4.95%, 04/01/2033 160 157
CenterPoint Energy Inc
1.45%, 06/01/2026 60 54
2.95%, 03/01/2030 100 86
3.70%, 09/01/2049 60 43
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 45
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 473
3.13%, 03/15/2051 420 283
4.00%, 03/01/2048 750 604
4.70%, 01/15/2044 150 133
5.30%, 02/01/2053 160 157
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 54
2.05%, 07/01/2031 60 48
3.20%, 03/15/2027 140 132
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 46
3.00%, 12/01/2060 65 40
3.70%, 11/15/2059 80 56
3.88%, 06/15/2047 300 230
4.30%, 12/01/2056 500 395
4.45%, 03/15/2044 250 213
5.20%, 03/01/2033
(d)
160 160
6.15%, 11/15/2052 155 166
6.30%, 08/15/2037 370 389
6.75%, 04/01/2038 160 175
Consumers Energy Co
2.50%, 05/01/2060 91 50
4.20%, 09/01/2052 665 549
4.90%, 02/15/2029 155 154
Dominion Energy Inc
1.45%, 04/15/2026 760 686
3.30%, 04/15/2041 60 43
3.38%, 04/01/2030 315 278
4.90%, 08/01/2041 360 316
5.38%, 11/15/2032 410 404
5.95%, 06/15/2035 200 204
DTE Electric Co
1.90%, 04/01/2028 40 35
3.70%, 03/15/2045 200 153
4.05%, 05/15/2048 540 437
5.40%, 04/01/2053 160 159
DTE Energy Co
1.05%, 06/01/2025 80 74
4.88%, 06/01/2028 425 416
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 118
4.95%, 01/15/2033 160 158
5.30%, 02/15/2040 125 122
5.35%, 01/15/2053 160 155
6.00%, 01/15/2038 520 540
6.05%, 04/15/2038 460 478
Duke Energy Corp
0.90%, 09/15/2025 150 137
2.65%, 09/01/2026 90 83
3.15%, 08/15/2027 90 83
3.30%, 06/15/2041 60 43
3.50%, 06/15/2051 60 41

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp   (continued)
3.95%, 08/15/2047 $ 150 $ 112
4.20%, 06/15/2049 150 117
4.30%, 03/15/2028 1,000 963
4.50%, 08/15/2032 665 619
4.80%, 12/15/2045 230 199
5.00%, 08/15/2052 65 57
Duke Energy Florida LLC
1.75%, 06/15/2030 155 125
2.50%, 12/01/2029 255 220
3.40%, 10/01/2046 200 144
5.95%, 11/15/2052 155 162
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 95
5.40%, 04/01/2053 160 155
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 128
Duke Energy Progress LLC
2.50%, 08/15/2050 160 94
4.10%, 03/15/2043 700 570
Emera US Finance LP
4.75%, 06/15/2046 75 59
Entergy Arkansas LLC
2.65%, 06/15/2051 45 27
4.20%, 04/01/2049 600 479
5.15%, 01/15/2033 160 159
Entergy Corp
1.90%, 06/15/2028 35 30
2.40%, 06/15/2031 60 48
Entergy Louisiana LLC
2.90%, 03/15/2051 35 22
3.10%, 06/15/2041 60 44
3.12%, 09/01/2027 200 185
4.75%, 09/15/2052 415 361
Entergy Texas Inc
1.75%, 03/15/2031 150 117
4.00%, 03/30/2029 170 159
Evergy Inc
2.45%, 09/15/2024 140 135
Evergy Kansas Central Inc
5.70%, 03/15/2053 160 160
Evergy Metro Inc
2.25%, 06/01/2030 155 128
Eversource Energy
0.80%, 08/15/2025 160 146
1.65%, 08/15/2030 160 126
4.25%, 04/01/2029 700 665
5.13%, 05/15/2033 160 155
Exelon Corp
3.35%, 03/15/2032 65 56
4.95%, 06/15/2035 320 299
Florida Power & Light Co
2.45%, 02/03/2032 65 54
2.88%, 12/04/2051 65 42
3.70%, 12/01/2047 70 55
4.05%, 10/01/2044 145 122
4.13%, 02/01/2042 600 508
4.40%, 05/15/2028 160 156
4.80%, 05/15/2033 120 117
5.10%, 04/01/2033 160 160
5.65%, 02/01/2037 250 255
Georgia Power Co
2.20%, 09/15/2024 140 134
3.25%, 03/30/2027 400 372
4.30%, 03/15/2042 460 385
4.65%, 05/16/2028 160 156
4.70%, 05/15/2032 65 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Interstate Power and Light Co
2.30%, 06/01/2030 $ 40 $ 33
Kentucky Utilities Co
3.30%, 06/01/2050 205 141
MidAmerican Energy Co
3.15%, 04/15/2050 145 98
4.25%, 07/15/2049 470 386
Mississippi Power Co
4.25%, 03/15/2042 30 25
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 54
2.85%, 01/27/2025 100 97
4.15%, 12/15/2032 765 699
4.80%, 03/15/2028 365 361
Nevada Power Co
2.40%, 05/01/2030 200 167
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 700 626
1.90%, 06/15/2028 45 39
2.25%, 06/01/2030 250 205
2.44%, 01/15/2032 990 792
2.75%, 11/01/2029 545 471
3.55%, 05/01/2027 700 660
4.90%, 02/28/2028 160 157
5.00%, 07/15/2032 70 68
5.25%, 02/28/2053 160 148
Northern States Power Co/MN
2.25%, 04/01/2031 60 50
2.60%, 06/01/2051 155 95
2.90%, 03/01/2050 70 46
5.10%, 05/15/2053 160 151
5.35%, 11/01/2039 30 29
NSTAR Electric Co
4.55%, 06/01/2052 65 56
4.95%, 09/15/2052 565 525
Ohio Power Co
1.63%, 01/15/2031 265 208
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 136
3.10%, 09/15/2049 195 132
4.15%, 06/01/2032 65 61
4.30%, 05/15/2028
(i)
570 552
4.55%, 09/15/2032 390 371
4.60%, 06/01/2052 65 58
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 522
2.50%, 02/01/2031 880 687
3.30%, 08/01/2040 155 104
3.50%, 08/01/2050 850 535
4.20%, 06/01/2041 510 369
4.95%, 06/08/2025 180 176
5.90%, 06/15/2032 60 57
6.10%, 01/15/2029 160 158
6.75%, 01/15/2053 160 155
PacifiCorp
2.90%, 06/15/2052 60 35
5.35%, 12/01/2053 155 134
5.50%, 05/15/2054 160 142
6.00%, 01/15/2039 310 308
6.25%, 10/15/2037 330 338
PECO Energy Co
2.80%, 06/15/2050 110 70
2.85%, 09/15/2051 150 94
4.38%, 08/15/2052 360 307
4.60%, 05/15/2052 20 17
4.90%, 06/15/2033 160 157

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.00%, 10/01/2049 $ 70 $ 47
3.95%, 06/01/2047 100 81
5.00%, 05/15/2033 160 158
Public Service Co of Colorado
1.88%, 06/15/2031 45 35
2.70%, 01/15/2051 95 57
4.50%, 06/01/2052 525 435
5.25%, 04/01/2053 410 379
Public Service Co of Oklahoma
5.25%, 01/15/2033 160 157
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 90
3.15%, 01/01/2050 155 109
3.65%, 09/01/2028 200 188
3.80%, 03/01/2046 570 451
4.65%, 03/15/2033 160 155
5.45%, 08/01/2053 155 157
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 292
Puget Sound Energy Inc
2.89%, 09/15/2051 170 106
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 119
3.32%, 04/15/2050 155 106
3.70%, 03/15/2052 65 48
4.50%, 08/15/2040 50 44
Sempra
4.00%, 02/01/2048 70 54
Southern California Edison Co
2.25%, 06/01/2030 155 129
2.85%, 08/01/2029 100 88
3.45%, 02/01/2052 65 44
3.65%, 02/01/2050 640 464
4.00%, 04/01/2047 450 349
4.70%, 06/01/2027 135 133
4.88%, 03/01/2049 380 330
5.30%, 03/01/2028 160 161
5.50%, 03/15/2040 350 338
5.70%, 03/01/2053 160 155
5.85%, 11/01/2027 155 159
5.95%, 02/01/2038 30 30
Southern Co/The
1.75%, 03/15/2028 60 51
3.75%, 09/15/2051
(e)
40 35
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(e)
150 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 495 492
5.20%, 06/15/2033 160 156
5.70%, 10/15/2032 665 675
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 30
Southwestern Electric Power Co
4.10%, 09/15/2028 1,000 947
Southwestern Public Service Co
4.50%, 08/15/2041 150 126
Tampa Electric Co
3.45%, 03/15/2051 100 68
Tucson Electric Power Co
1.50%, 08/01/2030 105 82
3.25%, 05/01/2051 60 39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Union Electric Co
2.15%, 03/15/2032 $ 60 $ 47
2.63%, 03/15/2051 130 79
5.45%, 03/15/2053 160 157
Virginia Electric and Power Co
2.30%, 11/15/2031 65 52
2.45%, 12/15/2050 145 84
2.95%, 11/15/2051 120 77
3.75%, 05/15/2027 40 38
5.45%, 04/01/2053 310 300
8.88%, 11/15/2038 225 292
WEC Energy Group Inc
1.38%, 10/15/2027 130 112
2.20%, 12/15/2028 60 52
4.75%, 01/09/2026 160 158
5.00%, 09/27/2025 75 74
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 352
Wisconsin Public Service Corp
2.85%, 12/01/2051 65 41
Xcel Energy Inc
1.75%, 03/15/2027 15 13
2.60%, 12/01/2029 140 120
4.60%, 06/01/2032 40 37
$ 47,511
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 225 199
2.20%, 12/21/2031 820 675
$ 874
Electronics - 0 .06%
Agilent Technologies Inc
2.10%, 06/04/2030 155 127
2.30%, 03/12/2031 60 49
Fortive Corp
3.15%, 06/15/2026 100 94
Honeywell International Inc
1.10%, 03/01/2027 60 53
1.35%, 06/01/2025 80 75
1.75%, 09/01/2031 60 48
1.95%, 06/01/2030 450 375
2.80%, 06/01/2050 155 111
3.81%, 11/21/2047 100 81
4.25%, 01/15/2029 160 155
5.00%, 02/15/2033 150 151
Jabil Inc
1.70%, 04/15/2026 60 54
Tyco Electronics Group SA
7.13%, 10/01/2037 37 42
$ 1,415
Entertainment - 0 .11%
Warnermedia Holdings Inc
3.64%, 03/15/2025 830 803
3.76%, 03/15/2027 130 122
4.05%, 03/15/2029 130 119
4.28%, 03/15/2032 195 172
5.05%, 03/15/2042 830 682
5.14%, 03/15/2052 740 590
5.39%, 03/15/2062 215 171
$ 2,659
Environmental Control - 0 .16%
Republic Services Inc
1.75%, 02/15/2032 635 491
2.30%, 03/01/2030 685 580
3.38%, 11/15/2027 385 358
5.00%, 04/01/2034 320 314

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Connections Inc
2.20%, 01/15/2032 $ 120 $ 96
4.20%, 01/15/2033 735 679
Waste Management Inc
0.75%, 11/15/2025 210 191
2.00%, 06/01/2029 60 51
2.50%, 11/15/2050 75 46
3.15%, 11/15/2027 790 737
4.15%, 04/15/2032 100 94
4.63%, 02/15/2033 160 154
4.88%, 02/15/2029 310 307
$ 4,098
Federal & Federally Sponsored Credit - 0 .12%
Federal Farm Credit Banks Funding Corp
0.88%, 11/18/2024 555 527
1.13%, 01/06/2025 220 208
4.25%, 09/26/2024 650 643
4.38%, 06/23/2026 475 472
4.50%, 11/18/2024 460 456
4.50%, 08/14/2026 630 628
$ 2,934
Finance - Mortgage Loan/Banker - 0 .55%
Fannie Mae
0.50%, 06/17/2025 710 656
0.50%, 11/07/2025 535 487
0.75%, 10/08/2027 270 234
0.88%, 08/05/2030 710 563
2.13%, 04/24/2026 700 656
2.63%, 09/06/2024 1,000 973
5.63%, 07/15/2037 65 73
6.25%, 05/15/2029 750 822
6.63%, 11/15/2030 230 262
7.13%, 01/15/2030 250 289
7.25%, 05/15/2030 249 291
Federal Home Loan Banks
0.38%, 09/04/2025 150 137
1.00%, 12/20/2024 300 284
1.25%, 12/21/2026 450 405
3.25%, 11/16/2028 950 904
4.00%, 06/30/2028 1,315 1,300
4.50%, 10/03/2024 1,200 1,189
4.63%, 06/06/2025 480 476
5.00%, 02/28/2025 475 475
5.50%, 07/15/2036 370 407
Freddie Mac
0.38%, 09/23/2025 2,055 1,875
6.25%, 07/15/2032
(d)
280 320
6.75%, 03/15/2031 543 626
$ 13,704
Food - 0 .32%
Campbell Soup Co
4.15%, 03/15/2028 185 176
Conagra Brands Inc
1.38%, 11/01/2027 100 85
4.60%, 11/01/2025 600 587
4.85%, 11/01/2028 140 136
5.30%, 11/01/2038 85 78
5.40%, 11/01/2048 445 405
General Mills Inc
2.25%, 10/14/2031 775 626
4.00%, 04/17/2025 75 73
4.95%, 03/29/2033 160 156
Hershey Co/The
1.70%, 06/01/2030 155 127
2.65%, 06/01/2050 185 118
J M Smucker Co/The
2.13%, 03/15/2032 60 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 $ 265 $ 258
5.75%, 04/01/2033 265 252
6.50%, 12/01/2052 265 254
Kellogg Co
2.10%, 06/01/2030 155 127
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 189
4.38%, 06/01/2046 930 770
4.88%, 10/01/2049 200 177
5.00%, 06/04/2042 200 183
5.20%, 07/15/2045 170 156
6.50%, 02/09/2040 200 212
Kroger Co/The
1.70%, 01/15/2031 60 47
3.70%, 08/01/2027 700 664
4.45%, 02/01/2047 345 288
5.15%, 08/01/2043 300 270
5.40%, 07/15/2040 30 28
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 54
1.85%, 02/15/2031 60 47
Mondelez International Inc
1.50%, 02/04/2031 165 128
2.63%, 03/17/2027 65 60
2.63%, 09/04/2050 165 103
Sysco Corp
2.45%, 12/14/2031 115 93
4.85%, 10/01/2045 250 215
Tyson Foods Inc
3.55%, 06/02/2027 75 70
4.55%, 06/02/2047 700 560
$ 7,829
Forest Products & Paper - 0 .02%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 299
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
Suzano Austria GmbH
2.50%, 09/15/2028 75 64
$ 386
Gas - 0 .16%
Atmos Energy Corp
1.50%, 01/15/2031 150 117
3.38%, 09/15/2049 145 104
4.13%, 10/15/2044 140 115
5.75%, 10/15/2052 410 427
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 119
4.40%, 07/01/2032 70 65
5.25%, 03/01/2028 160 160
NiSource Inc
0.95%, 08/15/2025 320 293
2.95%, 09/01/2029 1,000 880
3.60%, 05/01/2030 640 574
4.80%, 02/15/2044 210 183
5.00%, 06/15/2052 135 119
5.25%, 03/30/2028 65 65
5.40%, 06/30/2033 160 158
5.65%, 02/01/2045 250 240
Southern California Gas Co
2.55%, 02/01/2030 155 132
5.75%, 06/01/2053 160 158

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Southern Co Gas Capital Corp
1.75%, 01/15/2031 $ 160 $ 124
3.15%, 09/30/2051 60 39
Washington Gas Light Co
3.65%, 09/15/2049 25 18
$ 4,090
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 02/24/2025 150 143
2.30%, 03/15/2030 700 580
2.75%, 11/15/2050 85 49
$ 772
Healthcare - Products - 0 .37%
Abbott Laboratories
1.15%, 01/30/2028 250 216
4.75%, 11/30/2036 615 611
4.75%, 04/15/2043 300 287
4.90%, 11/30/2046 700 682
Baxter International Inc
1.73%, 04/01/2031 85 66
1.92%, 02/01/2027 770 685
2.27%, 12/01/2028 665 571
2.54%, 02/01/2032 380 305
3.13%, 12/01/2051 260 165
Boston Scientific Corp
1.90%, 06/01/2025 155 146
Danaher Corp
2.60%, 10/01/2050 150 96
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 132
3.25%, 11/15/2039 150 119
GE HealthCare Technologies Inc
5.60%, 11/15/2025 155 155
5.65%, 11/15/2027 155 157
5.86%, 03/15/2030 155 157
5.91%, 11/22/2032 155 159
6.38%, 11/22/2052 155 167
Koninklijke Philips NV
5.00%, 03/15/2042 30 27
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 156
Medtronic Inc
4.38%, 03/15/2035 200 189
4.63%, 03/15/2045 286 268
Revvity Inc
0.85%, 09/15/2024 40 38
1.90%, 09/15/2028 45 38
Stryker Corp
1.95%, 06/15/2030 600 496
3.38%, 11/01/2025 800 767
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 620 558
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 120 114
2.00%, 10/15/2031 65 52
2.60%, 10/01/2029 145 127
2.80%, 10/15/2041 650 468
4.80%, 11/21/2027 155 155
5.09%, 08/10/2033 300 302
5.40%, 08/10/2043 150 152
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 497
$ 9,301
Healthcare - Services - 0 .65%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 285
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Aetna Inc
3.88%, 08/15/2047 $ 60 $ 45
6.75%, 12/15/2037 205 224
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 106
Centene Corp
4.63%, 12/15/2029 600 552
Elevance Health Inc
1.50%, 03/15/2026 60 55
2.88%, 09/15/2029 220 194
3.13%, 05/15/2050 75 51
3.60%, 03/15/2051 60 44
4.10%, 03/01/2028 255 244
4.10%, 05/15/2032 785 723
4.65%, 01/15/2043 660 586
4.75%, 02/15/2033 160 155
6.10%, 10/15/2052 155 165
HCA Inc
2.38%, 07/15/2031 60 47
3.38%, 03/15/2029 135 120
3.50%, 09/01/2030 680 594
3.50%, 07/15/2051 260 173
4.38%, 03/15/2042 65 52
5.20%, 06/01/2028 160 158
5.25%, 04/15/2025 600 594
5.25%, 06/15/2026 970 958
5.50%, 06/01/2033 160 157
5.50%, 06/15/2047 240 219
5.88%, 02/01/2029 600 604
Humana Inc
1.35%, 02/03/2027 660 581
2.15%, 02/03/2032 60 47
3.13%, 08/15/2029 1,090 969
4.50%, 04/01/2025 155 153
4.95%, 10/01/2044 320 284
5.50%, 03/15/2053 160 155
Laboratory Corp of America Holdings
2.30%, 12/01/2024 600 574
4.70%, 02/01/2045 500 428
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 182
Quest Diagnostics Inc
2.95%, 06/30/2030 155 135
UnitedHealth Group Inc
1.25%, 01/15/2026 155 142
2.30%, 05/15/2031 60 50
2.75%, 05/15/2040 155 112
2.88%, 08/15/2029 150 135
2.90%, 05/15/2050 155 103
3.05%, 05/15/2041 660 493
3.10%, 03/15/2026 400 382
3.25%, 05/15/2051 435 309
3.45%, 01/15/2027 100 95
3.50%, 08/15/2039 125 102
3.70%, 05/15/2027 65 62
3.88%, 12/15/2028 700 670
3.88%, 08/15/2059 390 302
4.20%, 05/15/2032 255 241
4.25%, 01/15/2029 320 310
4.25%, 04/15/2047 320 272
4.25%, 06/15/2048 110 93
4.45%, 12/15/2048 95 83
4.75%, 05/15/2052 65 59
5.20%, 04/15/2063 320 307
5.25%, 02/15/2028 310 316
5.35%, 02/15/2033 310 318
5.88%, 02/15/2053 310 332

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
6.88%, 02/15/2038 $ 200 $ 233
$ 16,134
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 53
1.40%, 10/15/2027 150 129
$ 182
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 236
Insurance - 0 .66%
Aflac Inc
1.13%, 03/15/2026 60 54
Allstate Corp/The
0.75%, 12/15/2025 170 153
1.45%, 12/15/2030 170 130
5.25%, 03/30/2033 290 284
American International Group Inc
3.90%, 04/01/2026 126 122
4.38%, 06/30/2050 100 83
4.80%, 07/10/2045 700 618
5.13%, 03/27/2033 105 102
5.75%, 04/01/2048
(e)
200 189
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 133
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 41
2.85%, 05/28/2027 65 60
2.90%, 08/23/2051 60 38
5.00%, 09/12/2032 520 508
5.35%, 02/28/2033 160 160
Arch Capital Finance LLC
5.03%, 12/15/2046 45 39
Athene Holding Ltd
4.13%, 01/12/2028 575 537
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 105
2.30%, 03/15/2027 65 60
2.50%, 01/15/2051 90 56
2.85%, 10/15/2050 100 67
2.88%, 03/15/2032 65 57
3.85%, 03/15/2052 440 350
4.20%, 08/15/2048 180 157
4.25%, 01/15/2049 500 440
4.30%, 05/15/2043 700 627
5.75%, 01/15/2040 25 27
Brown & Brown Inc
4.50%, 03/15/2029 300 281
Chubb Corp/The
6.00%, 05/11/2037 350 372
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 236
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 130
4.35%, 11/03/2045 700 612
CNA Financial Corp
2.05%, 08/15/2030 160 128
Corebridge Financial Inc
3.50%, 04/04/2025 340 327
3.85%, 04/05/2029 65 59
3.90%, 04/05/2032 390 341
Equitable Holdings Inc
4.35%, 04/20/2028 140 132
5.00%, 04/20/2048 90 76
First American Financial Corp
4.60%, 11/15/2024 300 295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 195 $ 124
Markel Group Inc
3.45%, 05/07/2052 75 51
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 240
4.38%, 03/15/2029 440 426
4.90%, 03/15/2049 110 101
6.25%, 11/01/2052 155 170
MetLife Inc
3.00%, 03/01/2025 200 193
4.13%, 08/13/2042 250 207
4.60%, 05/13/2046 195 171
4.88%, 11/13/2043 50 46
5.25%, 01/15/2054 160 152
5.38%, 07/15/2033 160 159
5.70%, 06/15/2035 600 614
Progressive Corp/The
3.70%, 03/15/2052 210 160
4.35%, 04/25/2044 30 25
4.95%, 06/15/2033 160 157
Prudential Financial Inc
1.50%, 03/10/2026 1,700 1,557
2.10%, 03/10/2030
(d)
150 126
3.70%, 10/01/2050
(e)
160 136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 586
5.70%, 09/15/2048
(e)
780 738
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 62
4.00%, 05/30/2047 175 144
5.35%, 11/01/2040 690 686
5.45%, 05/25/2053 200 203
6.25%, 06/15/2037 650 708
W R Berkley Corp
4.00%, 05/12/2050 75 57
Willis North America Inc
2.95%, 09/15/2029 50 43
3.88%, 09/15/2049 140 99
5.35%, 05/15/2033 160 154
$ 16,501
Internet - 0 .43%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 121
3.40%, 12/06/2027 860 798
3.60%, 11/28/2024 600 584
4.20%, 12/06/2047 200 149
4.40%, 12/06/2057 300 222
Alphabet Inc
1.10%, 08/15/2030 160 128
1.90%, 08/15/2040 160 107
2.25%, 08/15/2060 160 94
Amazon.com Inc
1.65%, 05/12/2028 265 232
2.10%, 05/12/2031 210 174
2.50%, 06/03/2050 285 182
2.70%, 06/03/2060 570 352
2.88%, 05/12/2041 210 158
3.00%, 04/13/2025 270 261
3.10%, 05/12/2051 210 150
3.15%, 08/22/2027 600 564
3.25%, 05/12/2061 615 427
3.30%, 04/13/2027 180 171
3.60%, 04/13/2032 180 166
3.80%, 12/05/2024 75 74
3.95%, 04/13/2052 540 450

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc   (continued)
4.05%, 08/22/2047 $ 500 $ 431
4.25%, 08/22/2057 75 65
4.60%, 12/01/2025 455 452
4.65%, 12/01/2029 455 453
4.70%, 12/01/2032 455 452
Baidu Inc
3.08%, 04/07/2025
(d)
950 911
Booking Holdings Inc
3.60%, 06/01/2026 200 192
eBay Inc
1.90%, 03/11/2025 155 147
2.60%, 05/10/2031 60 50
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027
(d)
155 159
Expedia Group Inc
2.95%, 03/15/2031 13 11
Meta Platforms Inc
3.50%, 08/15/2027 135 129
3.85%, 08/15/2032 135 124
4.45%, 08/15/2052 750 637
4.60%, 05/15/2028 160 159
4.80%, 05/15/2030 320 319
4.95%, 05/15/2033 160 159
5.60%, 05/15/2053 320 321
$ 10,751
Iron & Steel - 0 .06%
Nucor Corp
2.00%, 06/01/2025 155 146
3.13%, 04/01/2032 65 55
4.30%, 05/23/2027 65 63
Steel Dynamics Inc
1.65%, 10/15/2027 65 56
2.40%, 06/15/2025 40 38
2.80%, 12/15/2024 75 72
Vale Overseas Ltd
6.13%, 06/12/2033 320 318
6.88%, 11/21/2036 500 521
6.88%, 11/10/2039 125 131
$ 1,400
Leisure Products & Services - 0 .01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 288
Lodging - 0 .03%
Marriott International Inc/MD
2.85%, 04/15/2031 510 424
5.00%, 10/15/2027 275 272
$ 696
Machinery - Construction & Mining - 0 .10%
Caterpillar Financial Services Corp
0.80%, 11/13/2025 65 59
1.10%, 09/14/2027 120 104
1.15%, 09/14/2026 60 54
3.40%, 05/13/2025 135 131
3.65%, 08/12/2025 65 63
4.35%, 05/15/2026 160 157
4.90%, 01/17/2025 155 154
Caterpillar Inc
2.60%, 04/09/2030 1,000 879
3.25%, 09/19/2049 145 109
3.80%, 08/15/2042 1,020 865
$ 2,575
Machinery - Diversified - 0 .17%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 138
Dover Corp
5.38%, 03/01/2041 30 29
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp
0.70%, 01/15/2026 $ 225 $ 204
1.05%, 06/17/2026 60 54
1.50%, 03/06/2028 60 52
2.00%, 06/17/2031 55 45
2.05%, 01/09/2025 155 149
2.35%, 03/08/2027 65 60
2.80%, 07/18/2029 115 104
3.40%, 06/06/2025 70 68
4.15%, 09/15/2027 905 883
4.35%, 09/15/2032 345 335
4.55%, 10/11/2024 325 322
4.75%, 06/08/2026 320 318
4.80%, 01/09/2026 160 159
4.95%, 07/14/2028 160 160
5.15%, 03/03/2025 320 320
Otis Worldwide Corp
2.06%, 04/05/2025 155 147
2.57%, 02/15/2030 155 132
3.36%, 02/15/2050 155 111
Rockwell Automation Inc
1.75%, 08/15/2031 40 32
2.80%, 08/15/2061 60 37
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 289
$ 4,148
Media - 0 .66%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 100
2.30%, 02/01/2032 250 189
2.80%, 04/01/2031 110 89
3.50%, 06/01/2041 115 76
3.70%, 04/01/2051 110 68
3.85%, 04/01/2061 670 400
3.90%, 06/01/2052 60 38
4.40%, 12/01/2061 30 20
4.80%, 03/01/2050 600 445
4.91%, 07/23/2025 770 756
5.38%, 04/01/2038 50 42
5.38%, 05/01/2047 240 192
5.75%, 04/01/2048 280 236
6.38%, 10/23/2035 150 145
6.48%, 10/23/2045 395 363
Comcast Corp
1.50%, 02/15/2031 160 125
2.35%, 01/15/2027 155 142
2.45%, 08/15/2052 160 94
2.65%, 02/01/2030 115 100
2.65%, 08/15/2062 160 92
2.94%, 11/01/2056 660 411
2.99%, 11/01/2063 409 247
3.15%, 03/01/2026 75 72
3.25%, 11/01/2039 230 177
3.38%, 08/15/2025 175 169
3.40%, 07/15/2046 910 666
3.55%, 05/01/2028 735 694
3.90%, 03/01/2038 160 136
3.97%, 11/01/2047 105 84
4.00%, 03/01/2048 210 169
4.05%, 11/01/2052 427 342
4.40%, 08/15/2035 890 825
4.55%, 01/15/2029 615 603
4.70%, 10/15/2048 300 272
4.80%, 05/15/2033 615 601
5.25%, 11/07/2025 185 185
5.35%, 05/15/2053 615 602
5.50%, 11/15/2032 325 333

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Discovery Communications LLC
3.63%, 05/15/2030 $ 60 $ 53
3.95%, 06/15/2025 170 164
3.95%, 03/20/2028 250 232
4.00%, 09/15/2055 91 59
5.20%, 09/20/2047 200 162
5.30%, 05/15/2049 180 147
Fox Corp
5.48%, 01/25/2039 110 100
5.58%, 01/25/2049 140 125
Paramount Global
4.38%, 03/15/2043 400 276
4.85%, 07/01/2042 300 218
7.88%, 07/30/2030 30 32
Thomson Reuters Corp
5.85%, 04/15/2040 30 29
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
4.50%, 09/15/2042 170 124
5.88%, 11/15/2040 260 226
6.55%, 05/01/2037 360 342
7.30%, 07/01/2038 60 61
TWDC Enterprises 18 Corp
4.13%, 06/01/2044 580 489
7.00%, 03/01/2032 30 34
Walt Disney Co/The
1.75%, 01/13/2026 1,175 1,088
2.20%, 01/13/2028 155 140
2.65%, 01/13/2031 150 128
3.38%, 11/15/2026 170 162
3.50%, 05/13/2040 155 124
3.60%, 01/13/2051 305 230
4.70%, 03/23/2050
(d)
220 201
4.95%, 10/15/2045 125 115
6.40%, 12/15/2035 869 951
$ 16,334
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 159
Mining - 0 .21%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 600 609
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 148
4.88%, 02/27/2026 160 159
4.90%, 02/28/2033 160 158
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 186
4.63%, 08/01/2030 700 647
5.25%, 09/01/2029 700 679
5.40%, 11/14/2034 700 663
5.45%, 03/15/2043 290 260
Newmont Corp
2.60%, 07/15/2032 170 137
4.88%, 03/15/2042 500 449
6.25%, 10/01/2039 100 104
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 32
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 100
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 500 463
5.00%, 03/09/2033 160 159
Southern Copper Corp
5.25%, 11/08/2042 200 185
5.88%, 04/23/2045 110 108
$ 5,246
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers - 0 .07%
3M Co
2.38%, 08/26/2029 $ 250 $ 215
3.25%, 08/26/2049 100 69
Eaton Corp
4.15%, 03/15/2033 575 542
4.15%, 11/02/2042 95 83
Illinois Tool Works Inc
2.65%, 11/15/2026 90 84
Parker-Hannifin Corp
4.25%, 09/15/2027 135 131
4.50%, 09/15/2029 135 131
Teledyne Technologies Inc
2.25%, 04/01/2028 60 52
Textron Inc
4.00%, 03/15/2026 500 483
$ 1,790
Oil & Gas - 0 .76%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 166
2.72%, 01/12/2032 30 25
2.94%, 06/04/2051 750 490
3.00%, 02/24/2050 155 103
3.00%, 03/17/2052 60 39
3.06%, 06/17/2041 115 84
3.12%, 05/04/2026 110 105
3.54%, 04/06/2027 215 205
3.59%, 04/14/2027 900 859
4.23%, 11/06/2028 210 203
4.81%, 02/13/2033 160 155
4.89%, 09/11/2033 160 156
BP Capital Markets PLC
3.28%, 09/19/2027 115 108
Canadian Natural Resources Ltd
2.05%, 07/15/2025 750 703
Cenovus Energy Inc
6.75%, 11/15/2039 138 143
Chevron Corp
2.00%, 05/11/2027 155 141
2.95%, 05/16/2026 1,000 953
Chevron USA Inc
1.02%, 08/12/2027 160 139
2.34%, 08/12/2050 160 97
3.25%, 10/15/2029 290 266
ConocoPhillips Co
2.40%, 03/07/2025 52 50
3.80%, 03/15/2052 345 266
4.03%, 03/15/2062 440 337
5.05%, 09/15/2033 315 313
5.55%, 03/15/2054 155 155
Devon Energy Corp
5.00%, 06/15/2045 75 64
5.60%, 07/15/2041 380 353
Diamondback Energy Inc
3.25%, 12/01/2026 150 141
Equinor ASA
2.38%, 05/22/2030 250 215
2.88%, 04/06/2025 955 921
3.00%, 04/06/2027 155 145
3.13%, 04/06/2030 250 227
3.25%, 11/18/2049 445 315
3.63%, 09/10/2028 370 351
3.63%, 04/06/2040 155 125
Exxon Mobil Corp
2.44%, 08/16/2029 100 88
3.00%, 08/16/2039 150 115
3.45%, 04/15/2051 950 707
3.57%, 03/06/2045 700 546
4.23%, 03/19/2040 315 282

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Hess Corp
4.30%, 04/01/2027 $ 300 $ 289
7.13%, 03/15/2033 21 23
7.30%, 08/15/2031 109 119
Marathon Oil Corp
4.40%, 07/15/2027 300 286
Marathon Petroleum Corp
3.63%, 09/15/2024 145 142
5.00%, 09/15/2054 200 163
Occidental Petroleum Corp
6.45%, 09/15/2036 320 327
6.63%, 09/01/2030 320 330
Phillips 66
1.30%, 02/15/2026 30 27
2.15%, 12/15/2030 110 89
3.85%, 04/09/2025 95 92
4.65%, 11/15/2034 560 526
4.88%, 11/15/2044 350 316
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046 270 236
4.95%, 12/01/2027 160 158
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 50
1.90%, 08/15/2030 160 129
2.15%, 01/15/2031 55 45
Shell International Finance BV
2.00%, 11/07/2024 150 144
2.38%, 11/07/2029 150 130
2.88%, 05/10/2026 155 147
2.88%, 11/26/2041 120 86
3.13%, 11/07/2049 950 662
4.00%, 05/10/2046 360 296
4.13%, 05/11/2035 130 119
4.38%, 05/11/2045 325 282
4.55%, 08/12/2043 340 307
6.38%, 12/15/2038 600 661
Suncor Energy Inc
3.75%, 03/04/2051 60 43
4.00%, 11/15/2047 100 75
6.50%, 06/15/2038 140 143
6.80%, 05/15/2038 140 146
6.85%, 06/01/2039 73 76
TotalEnergies Capital International SA
2.99%, 06/29/2041 115 84
3.13%, 05/29/2050 155 107
3.39%, 06/29/2060 115 79
Valero Energy Corp
2.80%, 12/01/2031 740 607
4.00%, 06/01/2052 525 385
6.63%, 06/15/2037 60 64
7.50%, 04/15/2032 60 67
$ 18,944
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 54
3.14%, 11/07/2029 150 134
3.34%, 12/15/2027 135 125
Halliburton Co
3.80%, 11/15/2025 6 6
4.50%, 11/15/2041 400 337
5.00%, 11/15/2045 230 207
7.45%, 09/15/2039 386 449
NOV Inc
3.60%, 12/01/2029 150 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Schlumberger Investment SA
2.65%, 06/26/2030 $ 160 $ 138
$ 1,585
Packaging & Containers - 0 .03%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 135 131
Packaging Corp of America
3.05%, 10/01/2051 200 127
WRKCo Inc
3.00%, 06/15/2033
(d)
80 65
4.65%, 03/15/2026 500 487
$ 810
Pharmaceuticals - 1 .23%
AbbVie Inc
2.95%, 11/21/2026 300 281
3.20%, 11/21/2029 820 739
3.60%, 05/14/2025 345 335
4.05%, 11/21/2039 375 321
4.25%, 11/14/2028 140 136
4.25%, 11/21/2049 175 147
4.40%, 11/06/2042 25 22
4.45%, 05/14/2046 270 234
4.55%, 03/15/2035 170 161
4.85%, 06/15/2044 900 823
4.88%, 11/14/2048 440 406
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 91
2.25%, 05/28/2031 60 50
4.88%, 03/03/2028 285 284
4.88%, 03/03/2033 285 285
AstraZeneca PLC
0.70%, 04/08/2026 120 107
1.38%, 08/06/2030 160 127
2.13%, 08/06/2050 680 404
3.00%, 05/28/2051
(d)
45 32
4.38%, 08/17/2048 60 54
6.45%, 09/15/2037 30 34
Becton Dickinson & Co
1.96%, 02/11/2031 60 48
3.70%, 06/06/2027 600 569
3.73%, 12/15/2024 250 244
3.79%, 05/20/2050 710 549
4.67%, 06/06/2047 155 138
4.69%, 12/15/2044 59 52
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 59
1.13%, 11/13/2027 120 104
1.45%, 11/13/2030 65 52
2.55%, 11/13/2050 65 40
2.95%, 03/15/2032 200 173
3.90%, 02/20/2028 130 125
4.13%, 06/15/2039 195 172
4.25%, 10/26/2049 360 304
4.35%, 11/15/2047 210 182
4.55%, 02/20/2048 171 152
Cardinal Health Inc
3.41%, 06/15/2027 400 375
Cigna Group/The
1.25%, 03/15/2026 180 163
2.40%, 03/15/2030 910 766
3.20%, 03/15/2040 155 115
3.25%, 04/15/2025 100 96
3.40%, 03/15/2051 90 63
3.88%, 10/15/2047 755 576
4.13%, 11/15/2025 170 166
4.38%, 10/15/2028 175 169
4.80%, 08/15/2038 870 802

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp
1.30%, 08/21/2027 $ 160 $ 138
1.75%, 08/21/2030 160 127
1.88%, 02/28/2031 55 43
2.70%, 08/21/2040 160 107
3.00%, 08/15/2026 105 98
3.25%, 08/15/2029 740 661
3.88%, 07/20/2025 885 858
4.78%, 03/25/2038 800 716
4.88%, 07/20/2035 510 475
5.00%, 01/30/2029 160 158
5.05%, 03/25/2048 725 636
5.13%, 07/20/2045 430 383
5.25%, 02/21/2033 160 156
5.30%, 06/01/2033 160 157
5.63%, 02/21/2053 160 151
5.88%, 06/01/2053 320 313
Eli Lilly & Co
2.50%, 09/15/2060 155 92
4.15%, 03/15/2059 600 508
4.70%, 02/27/2033 130 130
4.88%, 02/27/2053 120 118
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 85 83
3.88%, 05/15/2028 165 159
6.38%, 05/15/2038 760 865
Johnson & Johnson
0.55%, 09/01/2025 115 105
0.95%, 09/01/2027 115 100
2.10%, 09/01/2040 115 79
2.25%, 09/01/2050 115 72
2.45%, 09/01/2060 835 513
2.95%, 03/03/2027 110 104
3.70%, 03/01/2046 90 75
5.95%, 08/15/2037 75 83
McKesson Corp
0.90%, 12/03/2025 60 54
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 27
Merck & Co Inc
0.75%, 02/24/2026 80 72
1.45%, 06/24/2030 210 169
1.70%, 06/10/2027 155 139
1.90%, 12/10/2028 110 96
2.15%, 12/10/2031 215 176
2.35%, 06/24/2040 135 94
2.75%, 12/10/2051 140 92
2.90%, 12/10/2061 420 264
3.60%, 09/15/2042 500 409
3.70%, 02/10/2045 600 490
4.05%, 05/17/2028
(d)
320 312
4.15%, 05/18/2043 450 399
4.50%, 05/17/2033 320 312
5.00%, 05/17/2053 320 313
Novartis Capital Corp
2.75%, 08/14/2050 155 106
Pfizer Inc
0.80%, 05/28/2025 100 93
1.75%, 08/18/2031 245 197
2.55%, 05/28/2040 800 573
4.00%, 12/15/2036 45 41
4.20%, 09/15/2048 80 71
4.30%, 06/15/2043 225 203
4.40%, 05/15/2044 75 68
7.20%, 03/15/2039 60 73
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 $ 620 $ 610
4.45%, 05/19/2028 780 765
4.65%, 05/19/2025 320 317
4.65%, 05/19/2030 320 315
4.75%, 05/19/2033 480 472
5.11%, 05/19/2043 320 311
5.30%, 05/19/2053 880 880
5.34%, 05/19/2063 320 315
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 576
3.18%, 07/09/2050 645 433
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 241
Viatris Inc
2.30%, 06/22/2027 115 101
2.70%, 06/22/2030 155 126
3.85%, 06/22/2040 115 80
4.00%, 06/22/2050 155 103
Wyeth LLC
5.95%, 04/01/2037 60 64
Zoetis Inc
2.00%, 05/15/2030 85 70
3.00%, 05/15/2050 40 27
5.40%, 11/14/2025 390 390
$ 30,629
Pipelines - 0 .85%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 273
5.88%, 03/31/2025 600 598
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 524
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 79
Enbridge Inc
1.60%, 10/04/2026 20 18
2.50%, 01/15/2025 150 144
2.50%, 08/01/2033 465 361
3.13%, 11/15/2029 150 132
3.40%, 08/01/2051 45 30
4.25%, 12/01/2026 75 72
5.70%, 03/08/2033 160 160
Energy Transfer LP
2.90%, 05/15/2025 910 865
3.75%, 05/15/2030 715 639
4.05%, 03/15/2025 100 97
4.20%, 04/15/2027 300 286
4.75%, 01/15/2026 1,000 979
5.30%, 04/15/2047 500 424
5.35%, 05/15/2045 710 607
5.75%, 02/15/2033 155 154
6.25%, 04/15/2049 155 148
6.50%, 02/01/2042 370 368
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 55
4.20%, 01/31/2050 680 543
4.25%, 02/15/2048 250 204
4.45%, 02/15/2043 350 298
4.85%, 03/15/2044 750 670
5.05%, 01/10/2026 160 159
6.45%, 09/01/2040 490 522
6.88%, 03/01/2033 39 43
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 16
5.00%, 03/01/2043 550 466

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Inc
1.75%, 11/15/2026 $ 60 $ 54
2.00%, 02/15/2031 130 102
3.25%, 08/01/2050 130 82
3.60%, 02/15/2051 245 165
5.05%, 02/15/2046 30 25
5.20%, 06/01/2033 160 153
5.55%, 06/01/2045 500 452
MPLX LP
1.75%, 03/01/2026 160 146
4.13%, 03/01/2027 840 804
4.25%, 12/01/2027 300 285
4.50%, 04/15/2038 200 169
5.00%, 03/01/2033 160 151
5.50%, 02/15/2049 830 740
ONEOK Inc
2.20%, 09/15/2025 155 144
2.75%, 09/01/2024 375 364
3.40%, 09/01/2029 350 309
5.55%, 11/01/2026 189 189
6.05%, 09/01/2033 315 317
6.63%, 09/01/2053 155 156
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 950 835
4.70%, 06/15/2044 330 258
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 611
5.00%, 03/15/2027 1,075 1,057
5.63%, 03/01/2025 75 75
Targa Resources Corp
5.20%, 07/01/2027 220 218
6.13%, 03/15/2033 160 163
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 48
4.25%, 05/15/2028 300 286
4.88%, 05/15/2048 190 161
Western Midstream Operating LP
6.15%, 04/01/2033 160 159
Williams Cos Inc/The
2.60%, 03/15/2031 160 131
3.50%, 10/15/2051 60 40
3.75%, 06/15/2027 45 42
3.90%, 01/15/2025 500 488
4.00%, 09/15/2025 50 48
4.85%, 03/01/2048 350 298
4.90%, 01/15/2045 430 367
5.10%, 09/15/2045 120 106
5.30%, 08/15/2028 250 249
5.30%, 08/15/2052 65 59
5.65%, 03/15/2033 160 161
6.30%, 04/15/2040 430 441
$ 21,042
Private Equity - 0 .04%
Brookfield Corp
4.00%, 01/15/2025 300 291
Brookfield Finance Inc
2.72%, 04/15/2031 60 49
3.50%, 03/30/2051 150 98
3.90%, 01/25/2028 700 654
$ 1,092
Regional Authority - 0 .31%
Province of Alberta Canada
1.00%, 05/20/2025 810 754
1.30%, 07/22/2030 175 142
3.30%, 03/15/2028 650 615
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of British Columbia Canada
0.90%, 07/20/2026 $ 515 $ 462
1.30%, 01/29/2031
(d)
160 128
4.20%, 07/06/2033 315 307
6.50%, 01/15/2026 45 46
Province of Manitoba Canada
1.50%, 10/25/2028 85 73
4.30%, 07/27/2033 160 157
Province of Ontario Canada
0.63%, 01/21/2026
(d)
530 480
1.05%, 04/14/2026
(d)
415 377
1.13%, 10/07/2030 300 238
2.13%, 01/21/2032 675 564
3.10%, 05/19/2027 565 535
Province of Quebec Canada
0.60%, 07/23/2025 600 553
1.35%, 05/28/2030 815 667
1.50%, 02/11/2025 600 568
2.88%, 10/16/2024 500 486
3.63%, 04/13/2028
(d)
320 308
4.50%, 09/08/2033
(g)
160 159
7.50%, 09/15/2029 36 42
$ 7,661
REITs - 0 .98%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 177
2.00%, 05/18/2032 400 303
2.75%, 12/15/2029 70 59
2.95%, 03/15/2034 65 51
3.00%, 05/18/2051 530 320
4.00%, 02/01/2050 70 52
4.90%, 12/15/2030 80 77
5.15%, 04/15/2053 160 143
American Tower Corp
1.30%, 09/15/2025 80 73
1.60%, 04/15/2026 60 54
1.88%, 10/15/2030 550 428
2.75%, 01/15/2027 1,000 914
2.90%, 01/15/2030 155 132
2.95%, 01/15/2051 60 36
3.38%, 10/15/2026 500 468
3.65%, 03/15/2027 515 483
3.70%, 10/15/2049 300 209
3.95%, 03/15/2029 200 184
4.00%, 06/01/2025 600 582
5.25%, 07/15/2028 160 158
5.65%, 03/15/2033 160 159
AvalonBay Communities Inc
1.90%, 12/01/2028 60 51
2.05%, 01/15/2032 60 48
2.30%, 03/01/2030 755 630
5.00%, 02/15/2033 155 154
Boston Properties LP
2.55%, 04/01/2032 245 184
2.90%, 03/15/2030 600 488
3.20%, 01/15/2025 700 671
3.65%, 02/01/2026 1,000 942
Corporate Office Properties LP
2.75%, 04/15/2031 60 46
Crown Castle Inc
1.05%, 07/15/2026 115 102
1.35%, 07/15/2025 115 106
2.50%, 07/15/2031 60 48
2.90%, 04/01/2041 60 40
3.10%, 11/15/2029 125 109
3.20%, 09/01/2024 75 73
3.25%, 01/15/2051 115 75
3.70%, 06/15/2026 600 571

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc   (continued)
3.80%, 02/15/2028 $ 430 $ 400
4.00%, 11/15/2049 95 70
5.00%, 01/11/2028 160 157
5.10%, 05/01/2033 350 337
CubeSmart LP
2.00%, 02/15/2031 110 86
2.25%, 12/15/2028 60 51
Digital Realty Trust LP
5.55%, 01/15/2028 345 344
Equinix Inc
1.00%, 09/15/2025
(d)
850 775
1.25%, 07/15/2025 155 143
1.80%, 07/15/2027 155 135
2.50%, 05/15/2031 460 373
2.63%, 11/18/2024 150 145
3.20%, 11/18/2029 130 114
3.40%, 02/15/2052 60 41
ERP Operating LP
1.85%, 08/01/2031 115 90
Essex Portfolio LP
1.70%, 03/01/2028 60 51
3.00%, 01/15/2030 140 119
4.00%, 03/01/2029 784 725
Extra Space Storage LP
2.20%, 10/15/2030 75 60
2.40%, 10/15/2031 60 47
5.50%, 07/01/2030 160 159
Federal Realty OP LP
1.25%, 02/15/2026 115 104
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 122
5.25%, 06/01/2025 400 393
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 116
Healthpeak OP LLC
2.13%, 12/01/2028 210 179
5.25%, 12/15/2032 80 77
Kilroy Realty LP
2.50%, 11/15/2032 160 113
Kimco Realty OP LLC
2.25%, 12/01/2031 60 46
2.70%, 10/01/2030 160 132
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 152
Mid-America Apartments LP
1.70%, 02/15/2031 120 95
NNN REIT Inc
3.60%, 12/15/2026 300 280
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 28
Prologis LP
1.25%, 10/15/2030 160 123
1.75%, 07/01/2030 155 124
2.25%, 01/15/2032 60 48
2.88%, 11/15/2029 75 66
3.00%, 04/15/2050 680 447
4.63%, 01/15/2033 575 552
4.88%, 06/15/2028 160 158
Public Storage Operating Co
0.88%, 02/15/2026 40 36
1.85%, 05/01/2028 115 100
2.25%, 11/09/2031 60 49
5.10%, 08/01/2033 160 159
5.13%, 01/15/2029 160 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp
0.75%, 03/15/2026 $ 40 $ 36
2.20%, 06/15/2028 65 56
3.10%, 12/15/2029 300 265
3.25%, 01/15/2031 160 138
4.13%, 10/15/2026 220 213
4.85%, 03/15/2030 160 155
4.88%, 06/01/2026 700 692
4.90%, 07/15/2033 160 152
Simon Property Group LP
1.75%, 02/01/2028 555 476
2.00%, 09/13/2024 150 144
2.65%, 02/01/2032 765 614
3.25%, 11/30/2026 300 281
3.30%, 01/15/2026 700 667
3.50%, 09/01/2025 160 154
4.75%, 03/15/2042 164 139
Spirit Realty LP
2.10%, 03/15/2028 60 51
UDR Inc
2.10%, 08/01/2032 100 75
3.20%, 01/15/2030 145 128
Ventas Realty LP
3.00%, 01/15/2030 500 426
4.75%, 11/15/2030 525 492
VICI Properties LP
4.38%, 05/15/2025 200 194
Welltower OP LLC
2.75%, 01/15/2032 1,115 902
4.13%, 03/15/2029 300 279
WP Carey Inc
2.40%, 02/01/2031 65 52
$ 24,483
Retail - 0 .64%
AutoZone Inc
1.65%, 01/15/2031 160 124
Costco Wholesale Corp
1.38%, 06/20/2027 125 111
1.75%, 04/20/2032 150 119
Dollar Tree Inc
4.20%, 05/15/2028 130 123
Home Depot Inc/The
0.90%, 03/15/2028 55 46
1.88%, 09/15/2031 760 611
2.13%, 09/15/2026 350 323
2.38%, 03/15/2051 55 33
2.70%, 04/15/2025 65 62
2.75%, 09/15/2051 60 39
2.88%, 04/15/2027 65 61
2.95%, 06/15/2029 500 454
3.13%, 12/15/2049 235 165
4.00%, 09/15/2025 265 260
4.20%, 04/01/2043 300 262
4.25%, 04/01/2046 180 154
4.40%, 03/15/2045 300 263
4.95%, 09/15/2052 135 129
5.88%, 12/16/2036 400 429
Lowe's Cos Inc
1.30%, 04/15/2028 130 110
1.70%, 10/15/2030 130 103
2.50%, 04/15/2026 90 84
3.38%, 09/15/2025 50 48
3.65%, 04/05/2029 135 125
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 58
4.00%, 04/15/2025 700 684
4.25%, 04/01/2052 540 427
4.40%, 09/08/2025 130 128

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Lowe’s Cos Inc   (continued)
4.55%, 04/05/2049 $ 135 $ 113
4.80%, 04/01/2026 160 158
5.00%, 04/15/2033 130 127
5.00%, 04/15/2040 155 144
5.63%, 04/15/2053 380 369
5.75%, 07/01/2053 160 158
McDonald's Corp
2.63%, 09/01/2029 140 124
3.70%, 01/30/2026 150 145
3.70%, 02/15/2042 300 238
4.45%, 03/01/2047 1,000 863
4.95%, 08/14/2033 315 312
5.15%, 09/09/2052 255 244
6.30%, 03/01/2038 600 654
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 59
Starbucks Corp
2.00%, 03/12/2027 580 523
3.00%, 02/14/2032 345 296
3.75%, 12/01/2047 370 282
4.30%, 06/15/2045 225 188
4.45%, 08/15/2049 220 187
4.80%, 02/15/2033
(d)
120 117
Target Corp
1.95%, 01/15/2027
(d)
280 255
2.95%, 01/15/2052 325 217
4.50%, 09/15/2032 690 666
4.80%, 01/15/2053 160 147
TJX Cos Inc/The
1.15%, 05/15/2028 65 55
1.60%, 05/15/2031 65 52
Walmart Inc
1.05%, 09/17/2026 105 94
1.50%, 09/22/2028 105 91
1.80%, 09/22/2031 160 131
2.50%, 09/22/2041 135 96
2.65%, 09/22/2051 105 71
3.90%, 09/09/2025 130 127
3.90%, 04/15/2028 540 524
3.95%, 06/28/2038 195 175
4.00%, 04/15/2026 255 250
4.00%, 04/15/2030 275 266
4.00%, 04/11/2043 250 219
4.05%, 06/29/2048 100 88
4.10%, 04/15/2033 275 262
4.15%, 09/09/2032 630 611
4.50%, 09/09/2052 630 586
$ 15,834
Semiconductors - 0 .58%
Analog Devices Inc
2.10%, 10/01/2031 40 33
2.80%, 10/01/2041 60 43
Applied Materials Inc
4.35%, 04/01/2047 45 41
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 618
Broadcom Inc
3.14%, 11/15/2035
(i)
738 563
3.19%, 11/15/2036
(i)
30 22
3.42%, 04/15/2033
(i)
452 374
3.47%, 04/15/2034
(i)
415 339
3.75%, 02/15/2051
(i)
570 409
4.15%, 11/15/2030 310 283
4.75%, 04/15/2029 355 342
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp
2.00%, 08/12/2031 $ 60 $ 48
3.05%, 08/12/2051 60 39
3.15%, 05/11/2027 150 140
3.20%, 08/12/2061 60 38
3.40%, 03/25/2025 155 150
3.73%, 12/08/2047 105 80
3.75%, 03/25/2027 155 149
3.75%, 08/05/2027 65 62
4.00%, 08/05/2029 585 557
4.10%, 05/19/2046 250 204
4.15%, 08/05/2032
(d)
765 720
4.60%, 03/25/2040 155 141
4.88%, 02/10/2026 605 602
5.20%, 02/10/2033 300 300
5.63%, 02/10/2043 300 299
5.70%, 02/10/2053 605 599
KLA Corp
4.95%, 07/15/2052 140 132
Lam Research Corp
2.88%, 06/15/2050 500 334
Marvell Technology Inc
2.45%, 04/15/2028 115 101
Micron Technology Inc
2.70%, 04/15/2032 90 71
4.19%, 02/15/2027 405 386
NVIDIA Corp
1.55%, 06/15/2028 60 52
2.00%, 06/15/2031 115 95
3.50%, 04/01/2040 600 499
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 93
3.13%, 02/15/2042 265 181
3.15%, 05/01/2027 80 74
3.25%, 05/11/2041 60 43
4.40%, 06/01/2027 480 462
QUALCOMM Inc
1.30%, 05/20/2028 327 278
1.65%, 05/20/2032 243 189
4.50%, 05/20/2052 950 829
4.80%, 05/20/2045 110 104
6.00%, 05/20/2053 155 167
Texas Instruments Inc
1.13%, 09/15/2026 60 54
1.75%, 05/04/2030 650 542
1.90%, 09/15/2031 60 49
4.15%, 05/15/2048 165 143
4.60%, 02/15/2028 160 159
4.90%, 03/14/2033 160 161
5.00%, 03/14/2053 160 156
TSMC Arizona Corp
1.75%, 10/25/2026 750 676
3.88%, 04/22/2027 1,190 1,145
$ 14,370
Software - 0 .74%
Activision Blizzard Inc
1.35%, 09/15/2030 80 64
2.50%, 09/15/2050 160 102
Electronic Arts Inc
1.85%, 02/15/2031 60 48
Fidelity National Information Services Inc
1.65%, 03/01/2028 1,105 947
3.10%, 03/01/2041 55 38
4.50%, 07/15/2025 700 686
5.10%, 07/15/2032
(d)
550 539

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc
3.50%, 07/01/2029 $ 900 $ 821
3.85%, 06/01/2025 250 243
4.40%, 07/01/2049 590 482
5.45%, 03/02/2028 240 241
5.63%, 08/21/2033 155 156
Intuit Inc
1.35%, 07/15/2027 160 140
Microsoft Corp
2.40%, 08/08/2026 250 234
2.53%, 06/01/2050 311 206
2.68%, 06/01/2060 349 224
2.92%, 03/17/2052 476 338
3.04%, 03/17/2062 1,141 790
3.30%, 02/06/2027 140 135
3.45%, 08/08/2036 225 200
3.70%, 08/08/2046 500 424
Oracle Corp
2.30%, 03/25/2028 115 101
2.50%, 04/01/2025 555 528
2.65%, 07/15/2026 300 279
2.80%, 04/01/2027 155 142
2.88%, 03/25/2031 115 97
2.95%, 11/15/2024 85 82
2.95%, 05/15/2025 105 101
2.95%, 04/01/2030 655 568
3.60%, 04/01/2040 355 269
3.60%, 04/01/2050 700 484
3.65%, 03/25/2041 115 87
3.90%, 05/15/2035 130 111
3.95%, 03/25/2051 115 84
4.00%, 07/15/2046 500 376
4.00%, 11/15/2047 75 56
4.10%, 03/25/2061 60 43
4.30%, 07/08/2034 75 67
4.38%, 05/15/2055 150 115
4.50%, 05/06/2028 285 276
4.50%, 07/08/2044 50 41
4.65%, 05/06/2030 530 509
5.55%, 02/06/2053 305 284
5.80%, 11/10/2025 715 722
6.13%, 07/08/2039 60 61
6.15%, 11/09/2029 180 187
6.25%, 11/09/2032 360 377
6.90%, 11/09/2052 360 392
Roper Technologies Inc
1.40%, 09/15/2027 860 745
2.35%, 09/15/2024 90 87
2.95%, 09/15/2029 1,200 1,061
Salesforce Inc
1.95%, 07/15/2031 60 49
2.70%, 07/15/2041 265 189
2.90%, 07/15/2051 815 546
ServiceNow Inc
1.40%, 09/01/2030 160 126
Take-Two Interactive Software Inc
3.55%, 04/14/2025 215 208
4.95%, 03/28/2028 160 158
VMware Inc
1.40%, 08/15/2026 1,180 1,046
1.80%, 08/15/2028 685 574
2.20%, 08/15/2031 115 90
$ 18,376
Sovereign - 1 .64%
Canada Government International Bond
0.75%, 05/19/2026 615 554
1.63%, 01/22/2025 200 191
2.88%, 04/28/2025 710 686
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Canada Government International Bond
(continued)
3.75%, 04/26/2028 $ 705 $ 687
Chile Government International Bond
2.45%, 01/31/2031
(d)
300 255
2.55%, 01/27/2032
(d)
400 336
2.75%, 01/31/2027 1,100 1,021
3.10%, 05/07/2041 400 291
3.24%, 02/06/2028 500 466
3.50%, 04/15/2053 200 144
4.00%, 01/31/2052 200 158
4.95%, 01/05/2036 315 304
Export Development Canada
3.38%, 08/26/2025 625 607
3.88%, 02/14/2028 315 308
4.38%, 06/29/2026 475 471
Export-Import Bank of Korea
1.25%, 01/18/2025 200 189
1.38%, 02/09/2031 200 155
2.63%, 05/26/2026 700 651
4.25%, 09/15/2027 200 195
4.50%, 09/15/2032 200 193
4.88%, 01/11/2026 310 307
Indonesia Government International Bond
2.15%, 07/28/2031 200 162
2.85%, 02/14/2030 200 175
3.05%, 03/12/2051 200 141
3.50%, 01/11/2028 500 467
3.70%, 10/30/2049
(d)
200 153
4.20%, 10/15/2050
(d)
400 333
4.35%, 01/11/2048 200 171
4.55%, 01/11/2028 200 195
4.65%, 09/20/2032 200 193
4.75%, 02/11/2029 700 681
5.65%, 01/11/2053 400 408
Israel Government International Bond
2.75%, 07/03/2030 400 348
3.88%, 07/03/2050 200 155
4.13%, 01/17/2048 200 162
4.50%, 01/17/2033 200 192
4.50%, 01/30/2043 200 176
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 157
1.75%, 10/17/2024 500 479
1.88%, 07/21/2026 264 242
2.13%, 02/16/2029 200 175
2.25%, 11/04/2026 400 368
2.75%, 01/21/2026 400 379
2.88%, 04/14/2025 500 481
2.88%, 07/21/2027 330 307
3.88%, 09/16/2025
(d)
900 877
4.25%, 04/27/2026 240 236
4.63%, 07/19/2028 200 199
Korea International Bond
1.00%, 09/16/2030 200 159
3.88%, 09/20/2048 250 212
Mexico Government International Bond
2.66%, 05/24/2031 500 414
3.25%, 04/16/2030 200 177
3.50%, 02/12/2034 400 332
3.75%, 01/11/2028 225 213
3.75%, 04/19/2071 200 128
3.90%, 04/27/2025 400 392
4.13%, 01/21/2026 750 736
4.50%, 04/22/2029 800 772
4.60%, 01/23/2046 200 162
4.60%, 02/10/2048 300 241
4.75%, 03/08/2044 500 419

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
(continued)
5.55%, 01/21/2045
(d)
$ 360 $ 336
5.75%, 10/12/2110 100 87
6.05%, 01/11/2040 700 698
6.34%, 05/04/2053 500 499
6.35%, 02/09/2035 200 207
6.75%, 09/27/2034 650 695
Panama Government International Bond
2.25%, 09/29/2032 200 152
3.16%, 01/23/2030 600 522
3.30%, 01/19/2033 500 411
3.75%, 03/16/2025 400 387
3.88%, 03/17/2028 700 657
4.30%, 04/29/2053 200 144
4.50%, 04/16/2050 200 149
6.70%, 01/26/2036 600 629
6.85%, 03/28/2054 400 409
Peruvian Government International Bond
1.86%, 12/01/2032 60 45
2.78%, 01/23/2031 920 780
2.78%, 12/01/2060 60 35
3.30%, 03/11/2041 300 222
3.55%, 03/10/2051
(d)
60 43
4.13%, 08/25/2027 600 580
5.63%, 11/18/2050 150 149
6.55%, 03/14/2037 400 435
8.75%, 11/21/2033 180 224
Philippine Government International Bond
2.65%, 12/10/2045 400 258
3.00%, 02/01/2028 300 276
3.20%, 07/06/2046 200 143
3.70%, 03/01/2041 400 320
3.70%, 02/02/2042 500 399
5.00%, 07/17/2033 200 199
5.17%, 10/13/2027 500 501
5.50%, 01/17/2048 200 201
5.61%, 04/13/2033 500 520
7.75%, 01/14/2031 190 221
10.63%, 03/16/2025 100 108
Republic of Italy Government International Bond
1.25%, 02/17/2026 700 630
2.38%, 10/17/2024 200 192
2.88%, 10/17/2029 900 783
3.88%, 05/06/2051 400 280
5.38%, 06/15/2033 205 201
Republic of Poland Government International Bond
4.88%, 10/04/2033 320 310
State of Israel
2.50%, 01/15/2030 200 172
3.38%, 01/15/2050 200 141
Svensk Exportkredit AB
0.50%, 08/26/2025 720 658
3.63%, 09/03/2024 700 686
4.00%, 07/15/2025 420 412
4.13%, 06/14/2028 320 314
4.38%, 02/13/2026 315 311
Tennessee Valley Authority
3.50%, 12/15/2042 200 162
3.88%, 03/15/2028 740 725
4.25%, 09/15/2065 115 100
5.25%, 09/15/2039 250 257
5.38%, 04/01/2056 196 207
5.88%, 04/01/2036 325 362
6.75%, 11/01/2025 57 59
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Uruguay Government International Bond
4.13%, 11/20/2045 $ 136 $ 120
4.38%, 10/27/2027 80 80
4.98%, 04/20/2055 100 94
5.10%, 06/18/2050 300 288
5.75%, 10/28/2034
(d)
155 166
7.63%, 03/21/2036 750 905
$ 40,794
Supranational Bank - 1 .33%
African Development Bank
0.88%, 03/23/2026 705 640
0.88%, 07/22/2026 115 103
4.38%, 03/14/2028 320 319
Asian Development Bank
0.38%, 09/03/2025 310 283
0.50%, 02/04/2026 400 361
1.00%, 04/14/2026 865 787
1.50%, 01/20/2027 125 113
1.50%, 03/04/2031 115 94
1.75%, 09/19/2029 300 259
1.88%, 03/15/2029 135 118
2.13%, 03/19/2025 300 287
2.38%, 08/10/2027 500 463
2.75%, 01/19/2028 130 121
2.88%, 05/06/2025 885 854
3.13%, 08/20/2027 790 752
3.13%, 04/27/2032 135 124
3.75%, 04/25/2028 320 311
3.88%, 09/28/2032 450 436
3.88%, 06/14/2033 320 310
4.00%, 01/12/2033 160 157
4.13%, 09/27/2024 300 296
4.25%, 01/09/2026 310 306
4.50%, 08/25/2028 380 382
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
0.50%, 05/28/2025 400 369
3.38%, 06/29/2025 540 523
3.75%, 09/14/2027
(d)
255 247
Council Of Europe Development Bank
1.38%, 02/27/2025 310 293
3.63%, 01/26/2028 315 305
3.75%, 05/25/2026 315 307
European Bank for Reconstruction & Development
0.50%, 11/25/2025 150 136
0.50%, 01/28/2026 515 466
4.38%, 03/09/2028 255 255
European Investment Bank
0.38%, 12/15/2025 305 276
0.38%, 03/26/2026 870 781
0.63%, 10/21/2027 60 52
0.75%, 10/26/2026 660 587
1.25%, 02/14/2031 255 207
1.38%, 03/15/2027 425 382
1.63%, 03/14/2025 780 740
1.63%, 05/13/2031 60 50
1.75%, 03/15/2029 315 275
1.88%, 02/10/2025 750 716
2.38%, 05/24/2027 120 111
3.25%, 11/15/2027 710 679
3.63%, 07/15/2030 320 307
3.75%, 02/14/2033 615 592
3.88%, 03/15/2028 310 303
4.50%, 10/16/2028 470 473
Inter-American Development Bank
0.50%, 09/23/2024 445 423
0.63%, 09/16/2027 305 262
0.88%, 04/20/2026 900 816

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank   (continued)
1.13%, 07/20/2028 $ 515 $ 441
1.13%, 01/13/2031 610 488
1.50%, 01/13/2027 425 385
1.75%, 03/14/2025 230 219
2.13%, 01/15/2025 900 863
2.38%, 07/07/2027 250 232
3.13%, 09/18/2028 300 283
3.50%, 09/14/2029 255 244
3.50%, 04/12/2033 320 301
4.00%, 01/12/2028 310 305
4.38%, 01/24/2044 50 48
4.50%, 05/15/2026 315 314
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 400 365
0.63%, 04/22/2025 693 645
0.75%, 11/24/2027 270 232
0.75%, 08/26/2030 710 558
0.88%, 07/15/2026 325 293
1.25%, 02/10/2031 615 496
1.38%, 04/20/2028 365 319
1.63%, 01/15/2025 470 448
1.63%, 11/03/2031 495 407
1.75%, 10/23/2029 950 819
2.50%, 11/25/2024 800 773
2.50%, 07/29/2025 170 162
2.50%, 03/29/2032
(d)
620 544
3.13%, 06/15/2027
(d)
935 890
3.50%, 07/12/2028 480 462
3.63%, 09/21/2029 295 284
3.88%, 02/14/2030 315 306
4.00%, 07/25/2030 615 602
International Finance Corp
0.38%, 07/16/2025 315 290
3.63%, 09/15/2025 435 424
4.50%, 07/13/2028 215 216
Nordic Investment Bank
0.38%, 09/11/2025 230 210
0.50%, 01/21/2026 200 181
3.38%, 09/08/2027 235 226
$ 33,125
Telecommunications - 1 .08%
America Movil SAB de CV
2.88%, 05/07/2030 600 518
3.63%, 04/22/2029 1,000 919
4.38%, 04/22/2049
(d)
450 381
6.13%, 03/30/2040 380 397
AT&T Inc
1.65%, 02/01/2028 200 171
1.70%, 03/25/2026 340 310
2.25%, 02/01/2032 145 113
2.30%, 06/01/2027 750 671
3.10%, 02/01/2043
(d)
145 101
3.50%, 06/01/2041 1,005 737
3.50%, 09/15/2053 1,002 659
3.55%, 09/15/2055 815 532
3.65%, 09/15/2059 999 646
4.35%, 03/01/2029 500 473
4.35%, 06/15/2045 600 474
4.50%, 05/15/2035 700 622
4.50%, 03/09/2048 500 399
5.40%, 02/15/2034 320 311
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 43
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cisco Systems Inc
2.50%, 09/20/2026 $ 400 $ 375
5.50%, 01/15/2040 735 763
5.90%, 02/15/2039 400 434
Juniper Networks Inc
2.00%, 12/10/2030 55 43
Orange SA
5.38%, 01/13/2042 30 29
Rogers Communications Inc/Ontario
2.95%, 03/15/2025 65 62
3.20%, 03/15/2027 130 120
3.70%, 11/15/2049 90 61
3.80%, 03/15/2032 65 56
5.00%, 03/15/2044 75 64
7.50%, 08/15/2038 250 270
Sprint Capital Corp
6.88%, 11/15/2028 320 338
Telefonica Emisiones SA
4.10%, 03/08/2027 700 666
5.21%, 03/08/2047 550 461
7.05%, 06/20/2036 700 746
T-Mobile USA Inc
1.50%, 02/15/2026 155 141
2.05%, 02/15/2028 190 166
2.25%, 11/15/2031 150 119
2.40%, 03/15/2029 25 21
2.55%, 02/15/2031 600 494
2.63%, 02/15/2029 1,190 1,030
3.00%, 02/15/2041 150 106
3.30%, 02/15/2051 500 336
3.38%, 04/15/2029 600 538
3.40%, 10/15/2052 485 329
3.50%, 04/15/2025 155 150
3.50%, 04/15/2031 600 524
3.75%, 04/15/2027 315 299
3.88%, 04/15/2030 600 548
4.38%, 04/15/2040 155 133
4.80%, 07/15/2028 160 156
4.95%, 03/15/2028 95 94
5.05%, 07/15/2033 160 154
5.20%, 01/15/2033 160 157
5.65%, 01/15/2053 265 258
5.75%, 01/15/2054 160 158
Verizon Communications Inc
1.45%, 03/20/2026 115 104
1.50%, 09/18/2030 180 141
1.68%, 10/30/2030 1,911 1,494
1.75%, 01/20/2031 135 105
2.10%, 03/22/2028 175 153
2.36%, 03/15/2032 65 51
2.55%, 03/21/2031 115 95
2.65%, 11/20/2040 750 501
2.88%, 11/20/2050 505 310
2.99%, 10/30/2056 89 53
3.00%, 11/20/2060 65 38
3.38%, 02/15/2025 700 679
3.40%, 03/22/2041 715 531
3.55%, 03/22/2051 115 81
3.70%, 03/22/2061 480 327
3.85%, 11/01/2042 90 70
4.13%, 03/16/2027 600 578
4.33%, 09/21/2028 60 57
4.40%, 11/01/2034 300 272
4.67%, 03/15/2055 650 548
4.81%, 03/15/2039 75 68
4.86%, 08/21/2046 300 264

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
4.13%, 05/30/2025 $ 675 $ 660
4.25%, 09/17/2050 250 193
4.38%, 02/19/2043 360 293
5.63%, 02/10/2053 160 151
6.15%, 02/27/2037 240 246
$ 26,939
Transportation - 0 .54%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 410
3.40%, 09/01/2024 70 69
3.55%, 02/15/2050 155 119
4.15%, 04/01/2045 200 169
4.40%, 03/15/2042 30 26
4.45%, 01/15/2053 40 36
5.20%, 04/15/2054 160 157
5.40%, 06/01/2041 710 709
Canadian National Railway Co
3.85%, 08/05/2032 915 845
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 130
2.45%, 12/02/2031 85 75
3.00%, 12/02/2041 85 70
3.10%, 12/02/2051 985 669
6.13%, 09/15/2115 75 78
CSX Corp
2.40%, 02/15/2030 60 51
3.35%, 09/15/2049 60 43
3.80%, 03/01/2028 75 71
3.80%, 04/15/2050 700 542
4.30%, 03/01/2048 200 168
4.50%, 11/15/2052 160 139
FedEx Corp
3.10%, 08/05/2029 800 717
3.88%, 08/01/2042 30 24
4.55%, 04/01/2046 820 687
5.10%, 01/15/2044 880 802
Norfolk Southern Corp
2.30%, 05/15/2031 60 49
2.55%, 11/01/2029 150 129
2.90%, 08/25/2051 60 38
3.94%, 11/01/2047 192 152
4.05%, 08/15/2052 200 159
4.45%, 03/01/2033 160 152
4.55%, 06/01/2053 990 856
4.84%, 10/01/2041 630 573
5.35%, 08/01/2054 125 122
Ryder System Inc
2.90%, 12/01/2026 150 138
4.30%, 06/15/2027 20 19
Union Pacific Corp
2.38%, 05/20/2031 710 596
2.80%, 02/14/2032 110 94
2.89%, 04/06/2036 140 111
2.97%, 09/16/2062 90 55
3.20%, 05/20/2041 60 46
3.38%, 02/14/2042 65 51
3.55%, 08/15/2039 435 353
3.80%, 10/01/2051 310 245
3.80%, 04/06/2071 590 433
3.84%, 03/20/2060 220 168
3.95%, 08/15/2059 410 318
4.00%, 04/15/2047 250 202
4.50%, 01/20/2033 130 126
4.95%, 09/09/2052 130 126
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
United Parcel Service Inc
2.50%, 09/01/2029 $ 125 $ 111
3.40%, 09/01/2049 180 137
3.90%, 04/01/2025 155 152
4.88%, 03/03/2033 410 410
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 400
$ 13,356
Trucking & Leasing - 0 .00%
GATX Corp
1.90%, 06/01/2031 115 87
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 60 49
3.25%, 06/01/2051 300 210
3.75%, 09/01/2047 740 574
4.45%, 06/01/2032 130 123
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031 60 48
5.30%, 05/01/2052 65 59
$ 1,078
TOTAL BONDS $ 718,063
MUNICIPAL BONDS - 0 .13%
Principal
Amount (000's) Value (000's)
California - 0 .04%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 201
6.91%, 10/01/2050 125 153
California State University
2.98%, 11/01/2051 155 106
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 22
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 23
State of California
3.50%, 04/01/2028 115 109
7.30%, 10/01/2039 300 355
$ 969
Georgia - 0 .00%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 149 166
Illinois - 0 .04%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 295 330
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 33
State of Illinois
5.10%, 06/01/2033 700 679
$ 1,042
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 268
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 163
$ 431
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 222
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 48

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 $ 30 $ 29
State of Texas
4.68%, 04/01/2040 160 157
$ 186
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
215 218
TOTAL MUNICIPAL BONDS $ 3,282
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69 .52%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .47%
2.00%, 09/01/2031 $ 68 $ 61
2.00%, 12/01/2031 79 71
2.50%, 08/01/2028 52 50
2.50%, 01/01/2030 156 146
2.50%, 01/01/2031 147 136
2.50%, 02/01/2031 145 135
2.50%, 12/01/2031 245 226
2.50%, 01/01/2032 264 244
2.50%, 03/01/2032 82 75
2.50%, 11/01/2036 51 46
3.00%, 11/01/2028 100 96
3.00%, 04/01/2029 89 84
3.00%, 09/01/2029 83 78
3.00%, 10/01/2029 126 119
3.00%, 11/01/2029 56 53
3.00%, 01/01/2030 52 49
3.00%, 11/01/2030 54 51
3.00%, 03/01/2031 33 31
3.00%, 05/01/2032 162 149
3.00%, 03/01/2033 64 60
3.00%, 04/01/2033 25 23
3.00%, 09/01/2036 44 41
3.00%, 09/01/2036 77 70
3.00%, 02/01/2037 81 75
3.00%, 10/01/2042 174 154
3.00%, 11/01/2042 282 250
3.00%, 02/01/2043 269 239
3.00%, 08/01/2043 393 348
3.00%, 08/01/2043 333 295
3.00%, 09/01/2043 71 62
3.00%, 10/01/2043 56 49
3.00%, 01/01/2045 57 51
3.00%, 06/01/2046 112 99
3.00%, 10/01/2046 81 71
3.00%, 02/01/2047 137 120
3.50%, 12/01/2031 99 94
3.50%, 05/01/2034 35 34
3.50%, 11/01/2034 42 40
3.50%, 01/01/2035 92 88
3.50%, 04/01/2037 33 31
3.50%, 06/01/2042 64 59
3.50%, 06/01/2042 264 244
3.50%, 06/01/2042 217 201
3.50%, 07/01/2042 580 535
3.50%, 10/01/2042 354 326
3.50%, 02/01/2045 43 39
3.50%, 03/01/2045 116 106
3.50%, 06/01/2045 121 111
3.50%, 07/01/2045 114 104
3.50%, 06/01/2046 148 135
3.50%, 08/01/2046 138 126
3.50%, 09/01/2046 168 153
4.00%, 12/01/2024 14 13
4.00%, 12/01/2030 9 9
4.00%, 11/01/2033 68 65
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2034 $ 45 $ 43
4.00%, 04/01/2038 83 79
4.00%, 12/01/2040 94 90
4.00%, 02/01/2044 80 76
4.00%, 04/01/2044 88 84
4.00%, 07/01/2044 105 100
4.00%, 09/01/2044 38 36
4.00%, 11/01/2044 139 132
4.00%, 01/01/2045 117 111
4.00%, 08/01/2045 165 157
4.00%, 11/01/2045 9 8
4.00%, 12/01/2045 27 25
4.00%, 02/01/2046 44 41
4.00%, 05/01/2046 92 87
4.50%, 10/01/2030 39 38
4.50%, 05/01/2031 5 5
4.50%, 02/01/2041 63 62
4.50%, 09/01/2043 12 12
4.50%, 12/01/2043 123 119
4.50%, 03/01/2044 167 162
4.50%, 04/01/2044 62 60
4.50%, 09/01/2044 108 105
4.50%, 10/01/2044 62 60
4.50%, 03/01/2047 45 44
4.50%, 07/01/2047 39 38
4.50%, 11/01/2047 10 10
4.50%, 05/01/2049 2,124 2,052
5.00%, 11/01/2035 39 39
5.00%, 12/01/2036 113 113
5.00%, 08/01/2039 51 51
5.00%, 12/01/2041 49 49
5.00%, 02/01/2042 258 258
5.00%, 04/01/2044 36 36
5.00%, 02/01/2048 56 55
5.00%, 07/01/2048 28 28
5.50%, 06/01/2034 44 44
5.50%, 07/01/2038 57 58
5.50%, 07/01/2038 45 46
5.50%, 12/01/2038 97 99
5.50%, 10/01/2039 157 156
5.50%, 06/01/2041 62 63
6.00%, 04/01/2038 285 294
6.00%, 11/01/2038 61 61
$ 11,706
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 20 .97%
1.50%, 12/01/2035 2,284 1,960
1.50%, 03/01/2036 1,349 1,158
1.50%, 05/01/2036 5,877 5,044
1.50%, 05/01/2036 1,529 1,315
1.50%, 11/01/2036 1,046 897
1.50%, 12/01/2036 4,266 3,642
1.50%, 01/01/2037 870 742
1.50%, 11/01/2050 848 643
1.50%, 01/01/2051 3,830 2,895
1.50%, 06/01/2051 1,799 1,361
2.00%, 09/01/2029 137 129
2.00%, 05/01/2030 59 52
2.00%, 12/01/2031 107 96
2.00%, 02/01/2032 70 62
2.00%, 02/01/2036 6,156 5,405
2.00%, 02/01/2036 5,423 4,781
2.00%, 03/01/2036 2,872 2,532
2.00%, 04/01/2036 5,362 4,751
2.00%, 05/01/2036 1,050 923
2.00%, 02/01/2037 8,563 7,552
2.00%, 11/01/2041 6,854 5,703
2.00%, 03/01/2042 1,806 1,500

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 05/01/2042 $ 2,881 $ 2,386
2.00%, 12/01/2050 15,233 12,197
2.00%, 02/01/2051 2,302 1,840
2.00%, 02/01/2051 15,431 12,331
2.00%, 02/01/2051 10,744 8,588
2.00%, 02/01/2051 15,775 12,614
2.00%, 04/01/2051 8,315 6,672
2.00%, 04/01/2051 5,427 4,377
2.00%, 04/01/2051 2,425 1,963
2.00%, 04/01/2051 12,538 10,113
2.00%, 06/01/2051 2,112 1,688
2.00%, 07/01/2051 2,379 1,901
2.00%, 07/01/2051 8,762 6,996
2.00%, 09/01/2051 3,025 2,417
2.00%, 10/01/2051 4,226 3,380
2.00%, 10/01/2051 2,687 2,169
2.00%, 10/01/2051 2,241 1,786
2.00%, 11/01/2051 1,779 1,432
2.00%, 12/01/2051 3,113 2,494
2.00%, 12/01/2051 3,591 2,871
2.00%, 12/01/2051 12,405 9,914
2.00%, 12/01/2051 2,828 2,265
2.00%, 01/01/2052 12,491 10,066
2.00%, 01/01/2052 2,214 1,773
2.00%, 03/01/2052 4,899 3,920
2.00%, 04/01/2052 11,227 8,986
2.00%, 04/01/2052 1,375 1,105
2.00%, 04/01/2052 2,261 1,822
2.50%, 01/01/2028 47 44
2.50%, 07/01/2028 133 126
2.50%, 07/01/2028 46 44
2.50%, 11/01/2028 148 140
2.50%, 09/01/2029 95 89
2.50%, 02/01/2030 62 58
2.50%, 03/01/2030 123 115
2.50%, 05/01/2030 118 109
2.50%, 07/01/2030 79 73
2.50%, 08/01/2030 153 143
2.50%, 08/01/2030 153 142
2.50%, 12/01/2030 197 181
2.50%, 03/01/2031 130 121
2.50%, 07/01/2031 168 155
2.50%, 11/01/2031 263 241
2.50%, 12/01/2031 49 45
2.50%, 01/01/2032 74 68
2.50%, 03/01/2032 89 82
2.50%, 07/01/2033 8 7
2.50%, 02/01/2035 1,184 1,076
2.50%, 10/01/2036 53 48
2.50%, 10/01/2036 22 20
2.50%, 12/01/2036 65 58
2.50%, 04/01/2037 1,321 1,192
2.50%, 07/01/2037 9,214 8,325
2.50%, 04/01/2042 4,540 3,882
2.50%, 04/01/2042 2,430 2,095
2.50%, 01/01/2043 53 44
2.50%, 05/01/2043 85 71
2.50%, 10/01/2043 67 57
2.50%, 08/01/2046 44 37
2.50%, 12/01/2046 76 64
2.50%, 12/01/2046 110 93
2.50%, 07/01/2050 1,288 1,076
2.50%, 08/01/2050 4,831 4,055
2.50%, 09/01/2050 1,500 1,254
2.50%, 11/01/2050 652 548
2.50%, 02/01/2051 2,287 1,919
2.50%, 02/01/2051 6,566 5,551
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2051 $ 1,310 $ 1,096
2.50%, 07/01/2051 12,393 10,328
2.50%, 07/01/2051 637 528
2.50%, 07/01/2051 1,014 843
2.50%, 08/01/2051 1,105 918
2.50%, 09/01/2051 1,063 891
2.50%, 09/01/2051 2,188 1,817
2.50%, 09/01/2051 1,921 1,601
2.50%, 10/01/2051 2,041 1,694
2.50%, 11/01/2051 2,697 2,261
2.50%, 11/01/2051 6,205 5,205
2.50%, 02/01/2052 11,742 9,815
2.50%, 02/01/2052 14,917 12,372
2.50%, 02/01/2052 2,242 1,880
2.50%, 02/01/2052 1,304 1,091
2.50%, 02/01/2052 2,269 1,901
2.50%, 03/01/2052 11,229 9,387
2.50%, 03/01/2052 3,230 2,691
2.50%, 03/01/2052 2,325 1,937
2.50%, 04/01/2052 3,345 2,800
2.50%, 04/01/2052 13,509 11,258
2.50%, 05/01/2052 1,147 959
3.00%, 04/01/2027 32 31
3.00%, 01/01/2029 33 31
3.00%, 02/01/2029 36 34
3.00%, 12/01/2029 36 34
3.00%, 12/01/2029 65 62
3.00%, 01/01/2030 193 182
3.00%, 01/01/2030 163 154
3.00%, 06/01/2030 100 94
3.00%, 09/01/2030 39 36
3.00%, 10/01/2030 177 167
3.00%, 11/01/2030 177 167
3.00%, 12/01/2030 31 29
3.00%, 03/01/2031 113 106
3.00%, 04/01/2031 37 35
3.00%, 09/01/2031 180 170
3.00%, 12/01/2031 75 70
3.00%, 01/01/2033 22 21
3.00%, 04/01/2033 23 21
3.00%, 08/01/2034 221 206
3.00%, 05/01/2035 227 210
3.00%, 05/01/2037 4,729 4,388
3.00%, 06/01/2040 411 366
3.00%, 04/01/2043 236 209
3.00%, 04/01/2043 65 57
3.00%, 04/01/2043 134 119
3.00%, 05/01/2043 300 265
3.00%, 05/01/2043 100 88
3.00%, 05/01/2043 57 50
3.00%, 07/01/2043 300 265
3.00%, 07/01/2043 60 53
3.00%, 08/01/2043 43 38
3.00%, 08/01/2043 319 282
3.00%, 10/01/2043 296 262
3.00%, 10/01/2043 181 161
3.00%, 11/01/2043 81 72
3.00%, 01/01/2045 408 361
3.00%, 05/01/2046 64 56
3.00%, 05/01/2046 56 50
3.00%, 10/01/2046 346 303
3.00%, 09/01/2049 1,064 925
3.00%, 10/01/2049 1,822 1,586
3.00%, 11/01/2049 1,875 1,630
3.00%, 11/01/2049 545 474
3.00%, 11/01/2049 1,476 1,288
3.00%, 12/01/2049 1,882 1,642

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 03/01/2050 $ 3,095 $ 2,689
3.00%, 02/01/2052 2,289 2,000
3.00%, 03/01/2052 9,159 7,951
3.00%, 03/01/2052 7,441 6,438
3.00%, 04/01/2052 2,335 2,027
3.00%, 05/01/2052 9,427 8,142
3.00%, 05/01/2052 3,192 2,780
3.00%, 05/01/2052 11,827 10,234
3.00%, 06/01/2052 5,189 4,475
3.50%, 12/01/2026 44 42
3.50%, 03/01/2029 66 63
3.50%, 09/01/2029 75 72
3.50%, 11/01/2030 59 57
3.50%, 04/01/2032 10 9
3.50%, 07/01/2032 8 8
3.50%, 09/01/2032 9 8
3.50%, 12/01/2032 1,146 1,095
3.50%, 10/01/2033 6 5
3.50%, 05/01/2034 29 27
3.50%, 06/01/2034 20 19
3.50%, 07/01/2034 127 121
3.50%, 10/01/2034 33 31
3.50%, 02/01/2036 35 33
3.50%, 02/01/2037 28 26
3.50%, 05/01/2037 1,951 1,861
3.50%, 05/01/2037 37 35
3.50%, 03/01/2041 14 13
3.50%, 02/01/2042 143 131
3.50%, 03/01/2042 32 29
3.50%, 05/01/2042 218 201
3.50%, 06/01/2042 185 170
3.50%, 07/01/2042 33 30
3.50%, 10/01/2042 284 260
3.50%, 04/01/2043 239 220
3.50%, 05/01/2043 175 161
3.50%, 05/01/2043 259 238
3.50%, 06/01/2043 49 45
3.50%, 08/01/2043 184 169
3.50%, 09/01/2043 695 640
3.50%, 01/01/2044 771 710
3.50%, 01/01/2044 61 56
3.50%, 07/01/2044 287 265
3.50%, 10/01/2044 93 85
3.50%, 11/01/2044 103 94
3.50%, 12/01/2044 163 149
3.50%, 02/01/2045 162 148
3.50%, 02/01/2045 96 88
3.50%, 04/01/2045 184 168
3.50%, 04/01/2045 96 88
3.50%, 10/01/2045 47 43
3.50%, 10/01/2045 51 46
3.50%, 11/01/2045 116 105
3.50%, 11/01/2045 101 92
3.50%, 12/01/2045 13 12
3.50%, 12/01/2045 142 130
3.50%, 12/01/2045 68 62
3.50%, 01/01/2046 184 168
3.50%, 03/01/2046 45 41
3.50%, 03/01/2046 162 148
3.50%, 05/01/2046 31 28
3.50%, 06/01/2046 75 68
3.50%, 07/01/2046 160 145
3.50%, 12/01/2046 131 119
3.50%, 03/01/2047 112 102
3.50%, 08/01/2049 371 337
3.50%, 11/01/2049 1,848 1,693
3.50%, 12/01/2049 1,436 1,323
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01/01/2050 $ 6,650 $ 6,028
3.50%, 04/01/2052 5,688 5,144
3.50%, 05/01/2052 2,700 2,444
3.50%, 06/01/2052 7,184 6,422
3.50%, 07/01/2052 11,002 9,981
3.50%, 08/01/2052 3,865 3,497
4.00%, 12/01/2024 20 20
4.00%, 04/01/2029 3 3
4.00%, 12/01/2030 5 5
4.00%, 03/01/2031 10 10
4.00%, 03/01/2031 147 144
4.00%, 11/01/2031 6 6
4.00%, 11/01/2033 114 110
4.00%, 11/01/2033 11 11
4.00%, 10/01/2034 68 65
4.00%, 02/01/2036 112 106
4.00%, 01/01/2037 35 33
4.00%, 10/01/2037 52 49
4.00%, 03/01/2038 18 17
4.00%, 07/01/2038 68 64
4.00%, 12/01/2038 46 44
4.00%, 01/01/2039 61 58
4.00%, 09/01/2040 34 32
4.00%, 01/01/2041 43 40
4.00%, 02/01/2041 14 14
4.00%, 12/01/2041 66 62
4.00%, 06/01/2042 65 61
4.00%, 06/01/2042 105 99
4.00%, 07/01/2042 347 330
4.00%, 12/01/2042 108 103
4.00%, 11/01/2043 139 132
4.00%, 09/01/2044 50 47
4.00%, 11/01/2044 49 46
4.00%, 01/01/2045 42 40
4.00%, 04/01/2045 73 70
4.00%, 08/01/2045 76 72
4.00%, 11/01/2045 190 180
4.00%, 07/01/2046 48 45
4.00%, 05/01/2048 97 91
4.00%, 04/01/2049 227 212
4.00%, 07/01/2049 863 807
4.00%, 10/01/2049 1,734 1,621
4.00%, 11/01/2049 704 659
4.00%, 04/01/2050 1,395 1,303
4.00%, 05/01/2052 5,089 4,766
4.00%, 08/01/2052 7,360 6,818
4.00%, 09/01/2052 5,227 4,856
4.00%, 01/01/2053 6,038 5,627
4.00%, 03/01/2053 3,425 3,172
4.00%, 05/01/2053 5,035 4,667
4.50%, 06/01/2029 8 7
4.50%, 07/01/2029 2 2
4.50%, 08/01/2030 4 4
4.50%, 01/01/2034 14 14
4.50%, 04/01/2039 58 57
4.50%, 09/01/2040 130 127
4.50%, 05/01/2041 136 133
4.50%, 09/01/2041 132 129
4.50%, 11/01/2043 89 86
4.50%, 11/01/2043 79 76
4.50%, 01/01/2044 83 80
4.50%, 02/01/2044 31 30
4.50%, 04/01/2044 131 127
4.50%, 04/01/2044 100 97
4.50%, 05/01/2044 28 27
4.50%, 08/01/2044 108 104
4.50%, 10/01/2044 66 64

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 04/01/2046 $ 32 $ 31
4.50%, 05/01/2046 66 64
4.50%, 01/01/2047 44 43
4.50%, 01/01/2047 126 122
4.50%, 09/01/2052 2,490 2,385
4.50%, 10/01/2052 5,680 5,418
4.50%, 05/01/2053 5,554 5,276
4.50%, 09/01/2053
(k)
7,350 6,969
5.00%, 12/01/2025 3 3
5.00%, 09/01/2038
(k)
1,125 1,112
5.00%, 01/01/2039 258 257
5.00%, 07/01/2039 93 93
5.00%, 02/01/2041 67 67
5.00%, 02/01/2041 47 47
5.00%, 04/01/2041 177 177
5.00%, 05/01/2042 95 94
5.00%, 07/01/2042 41 41
5.00%, 03/01/2044 39 39
5.00%, 05/01/2044 47 47
5.00%, 02/01/2045 85 85
5.00%, 06/01/2045 255 255
5.00%, 08/01/2048 9 8
5.00%, 08/01/2052 2,337 2,282
5.00%, 11/01/2052 4,646 4,508
5.00%, 05/01/2053 5,951 5,809
5.00%, 06/01/2053 2,971 2,896
5.00%, 09/01/2053
(k)
2,500 2,424
5.50%, 12/01/2027 6 5
5.50%, 03/01/2038 57 58
5.50%, 05/01/2038 61 62
5.50%, 06/01/2038 87 89
5.50%, 09/01/2038 140 143
5.50%, 11/01/2038 73 74
5.50%, 04/01/2039 70 71
5.50%, 04/01/2040 59 60
5.50%, 03/01/2053 3,850 3,831
5.50%, 08/01/2053 6,745 6,676
5.50%, 09/01/2053
(k)
2,000 1,975
6.00%, 04/01/2026 4 4
6.00%, 10/01/2036 55 57
6.00%, 01/01/2053 5,764 5,892
6.00%, 05/01/2053 1,708 1,729
6.50%, 09/01/2053
(k)
3,000 3,047
$ 521,570
Government National Mortgage Association (GNMA) - 6 .37%
2.00%, 08/20/2050 2,264 1,875
2.00%, 01/20/2051 2,447 2,022
2.00%, 02/20/2051 13,161 10,883
2.00%, 05/20/2051 6,387 5,284
2.00%, 07/20/2051 12,230 10,106
2.00%, 12/20/2051 1,240 1,024
2.50%, 06/20/2027 38 37
2.50%, 12/20/2030 43 40
2.50%, 03/20/2031 75 70
2.50%, 07/20/2043 74 64
2.50%, 12/20/2046 179 154
2.50%, 01/20/2047 57 49
2.50%, 06/20/2050 4,121 3,526
2.50%, 04/20/2051 2,157 1,836
2.50%, 05/20/2051 13,439 11,448
2.50%, 07/20/2051 10,701 9,111
2.50%, 09/20/2051 9,127 7,771
3.00%, 02/15/2027 20 19
3.00%, 08/20/2029 30 28
3.00%, 09/20/2029 35 34
3.00%, 07/20/2030 29 28
3.00%, 01/20/2031 33 32
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 07/20/2032 $ 38 $ 35
3.00%, 09/20/2042 38 34
3.00%, 11/20/2042 284 256
3.00%, 12/20/2042 210 189
3.00%, 01/20/2043 203 183
3.00%, 03/20/2043 249 222
3.00%, 03/20/2043 257 231
3.00%, 03/20/2043 51 47
3.00%, 04/20/2043 320 288
3.00%, 06/20/2043 283 255
3.00%, 08/20/2043 308 277
3.00%, 05/20/2044 144 130
3.00%, 12/15/2044 35 31
3.00%, 12/20/2044 265 238
3.00%, 01/15/2045 30 27
3.00%, 01/15/2045 23 21
3.00%, 02/20/2045 27 25
3.00%, 05/20/2045 175 157
3.00%, 06/20/2045 71 64
3.00%, 07/20/2045 522 465
3.00%, 08/20/2045 259 231
3.00%, 09/20/2045 109 98
3.00%, 10/20/2045 223 200
3.00%, 12/20/2045 122 110
3.00%, 01/20/2046 54 48
3.00%, 03/20/2046 218 195
3.00%, 04/20/2046 475 418
3.00%, 05/20/2046 353 316
3.00%, 06/20/2046 343 307
3.00%, 07/20/2046 779 698
3.00%, 08/20/2046 323 289
3.00%, 09/20/2046 243 217
3.00%, 10/20/2046 184 165
3.00%, 11/20/2046 421 373
3.00%, 12/15/2046 65 57
3.00%, 09/20/2051 11,219 9,902
3.00%, 12/20/2051 9,483 8,355
3.50%, 05/20/2042 76 70
3.50%, 06/20/2042 77 72
3.50%, 07/20/2042 304 281
3.50%, 09/20/2042 234 217
3.50%, 10/20/2042 168 156
3.50%, 11/20/2042 148 138
3.50%, 12/20/2042 155 144
3.50%, 01/20/2043 256 237
3.50%, 02/20/2043 403 373
3.50%, 03/20/2043 273 254
3.50%, 04/15/2043 101 94
3.50%, 04/20/2043 181 166
3.50%, 05/20/2043 120 112
3.50%, 07/20/2043 155 144
3.50%, 08/20/2043 373 346
3.50%, 09/20/2043 268 248
3.50%, 10/20/2043 126 117
3.50%, 09/20/2044 101 94
3.50%, 10/20/2044 117 108
3.50%, 11/20/2044 111 103
3.50%, 12/20/2044 115 106
3.50%, 01/20/2045 112 103
3.50%, 02/20/2045 151 139
3.50%, 03/15/2045 25 23
3.50%, 03/20/2045 187 173
3.50%, 04/15/2045 9 8
3.50%, 04/20/2045 184 169
3.50%, 04/20/2045 112 103
3.50%, 05/20/2045 184 170
3.50%, 06/20/2045 29 26
3.50%, 07/20/2045 157 145

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 08/20/2045 $ 172 $ 159
3.50%, 09/20/2045 163 150
3.50%, 10/20/2045 148 136
3.50%, 11/20/2045 262 241
3.50%, 12/20/2045 192 176
3.50%, 02/20/2046 156 144
3.50%, 08/15/2046 28 26
3.50%, 09/15/2046 68 62
3.50%, 07/20/2047 6,483 5,976
3.50%, 01/15/2048 36 33
3.50%, 01/20/2048 2,042 1,880
3.50%, 02/20/2048 8,281 7,614
3.50%, 09/15/2048 89 81
4.00%, 11/20/2043 215 204
4.00%, 02/20/2044 87 83
4.00%, 05/15/2044 70 67
4.00%, 05/20/2044 50 47
4.00%, 07/20/2044 15 14
4.00%, 08/20/2044 111 106
4.00%, 09/20/2044 98 94
4.00%, 10/20/2044 360 343
4.00%, 11/15/2044 43 41
4.00%, 11/20/2044 70 66
4.00%, 12/20/2044 132 125
4.00%, 01/20/2045 57 54
4.00%, 03/20/2045 88 84
4.00%, 08/20/2045 96 92
4.00%, 09/15/2045 20 19
4.00%, 09/20/2045 112 107
4.00%, 10/20/2045 143 136
4.00%, 11/20/2045 198 187
4.00%, 12/15/2045 35 33
4.00%, 01/20/2046 230 218
4.00%, 02/20/2046 37 35
4.00%, 04/20/2046 137 130
4.00%, 10/20/2046 39 37
4.00%, 11/20/2046 178 168
4.00%, 01/20/2047 10 10
4.00%, 02/20/2047 163 155
4.00%, 03/20/2047 111 106
4.00%, 05/20/2047 37 35
4.00%, 11/20/2047 247 233
4.00%, 04/20/2052 12,224 11,388
4.50%, 03/15/2039 83 81
4.50%, 03/15/2040 89 87
4.50%, 07/15/2040 106 104
4.50%, 02/20/2041 19 18
4.50%, 03/20/2041 14 14
4.50%, 05/15/2045 16 16
4.50%, 12/20/2046 132 130
4.50%, 10/15/2047 63 61
4.50%, 02/20/2049 3,036 2,931
4.50%, 09/20/2052 6,530 6,226
5.00%, 05/15/2033 81 81
5.00%, 07/20/2038 64 64
5.00%, 10/15/2038 105 104
5.00%, 04/20/2039 47 47
5.00%, 10/15/2041 82 81
5.00%, 01/20/2045 72 72
5.00%, 02/20/2046 27 27
5.00%, 12/20/2046 54 54
5.00%, 08/20/2048 18 17
5.00%, 10/20/2048 64 63
5.00%, 01/20/2053 7,096 6,906
5.00%, 09/20/2053
(k)
2,000 1,946
5.50%, 03/15/2038 50 50
5.50%, 02/15/2039 43 43
5.50%, 06/15/2040 123 123
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 07/20/2044 $ 60 $ 61
5.50%, 09/20/2044 78 80
5.50%, 12/20/2048 10 10
5.50%, 09/20/2053
(k)
6,075 6,013
6.00%, 09/20/2053
(k)
4,075 4,088
6.50%, 09/20/2053
(k)
2,500 2,532
$ 158,459
U.S. Treasury - 41 .71%
0.25%, 05/31/2025 14,235 13,117
0.25%, 06/30/2025 2,945 2,706
0.25%, 07/31/2025 5,885 5,391
0.25%, 08/31/2025 1,680 1,534
0.25%, 09/30/2025 1,600 1,458
0.25%, 10/31/2025 5,070 4,603
0.38%, 09/15/2024 5,925 5,629
0.38%, 04/30/2025 3,195 2,961
0.38%, 11/30/2025 4,380 3,976
0.38%, 12/31/2025 3,835 3,475
0.38%, 01/31/2026 8,890 8,024
0.38%, 07/31/2027 3,505 3,004
0.38%, 09/30/2027 5,090 4,339
0.50%, 03/31/2025 2,165 2,017
0.50%, 02/28/2026 13,455 12,148
0.50%, 04/30/2027 14,200 12,336
0.50%, 05/31/2027 4,955 4,292
0.50%, 06/30/2027 3,790 3,275
0.50%, 08/31/2027 7,780 6,685
0.50%, 10/31/2027 5,120 4,375
0.63%, 10/15/2024 4,910 4,662
0.63%, 07/31/2026 6,055 5,415
0.63%, 03/31/2027 3,635 3,181
0.63%, 11/30/2027 7,625 6,534
0.63%, 12/31/2027 7,180 6,138
0.63%, 05/15/2030 11,825 9,381
0.63%, 08/15/2030 11,910 9,384
0.75%, 11/15/2024 1,345 1,275
0.75%, 03/31/2026 5,340 4,846
0.75%, 04/30/2026 4,560 4,124
0.75%, 05/31/2026 9,830 8,865
0.75%, 08/31/2026 13,290 11,898
0.75%, 01/31/2028 10,210 8,757
0.88%, 06/30/2026 3,825 3,458
0.88%, 09/30/2026 4,565 4,097
0.88%, 11/15/2030 14,350 11,487
1.00%, 12/15/2024 4,185 3,967
1.00%, 07/31/2028 11,015 9,426
1.13%, 01/15/2025 4,980 4,716
1.13%, 02/28/2025 1,160 1,094
1.13%, 10/31/2026 5,395 4,863
1.13%, 02/28/2027 605 541
1.13%, 02/29/2028 5,245 4,566
1.13%, 08/31/2028 7,015 6,029
1.13%, 02/15/2031 11,165 9,071
1.13%, 05/15/2040 8,015 4,964
1.13%, 08/15/2040 8,455 5,191
1.25%, 11/30/2026 3,415 3,084
1.25%, 12/31/2026 9,625 8,681
1.25%, 03/31/2028 7,425 6,489
1.25%, 04/30/2028 3,680 3,209
1.25%, 05/31/2028 8,310 7,234
1.25%, 06/30/2028 9,680 8,410
1.25%, 09/30/2028 7,900 6,818
1.25%, 08/15/2031 14,750 11,911
1.25%, 05/15/2050 8,790 4,594
1.38%, 01/31/2025 5,405 5,129
1.38%, 08/31/2026 4,375 3,991
1.38%, 10/31/2028 7,355 6,376
1.38%, 12/31/2028 7,435 6,422

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 11/15/2031 $ 11,620 $ 9,417
1.38%, 11/15/2040 6,545 4,178
1.38%, 08/15/2050 11,025 5,959
1.50%, 09/30/2024 1,485 1,426
1.50%, 10/31/2024 930 891
1.50%, 11/30/2024 3,420 3,267
1.50%, 02/15/2025 2,235 2,122
1.50%, 08/15/2026 4,500 4,125
1.50%, 01/31/2027 10,205 9,257
1.50%, 11/30/2028 6,840 5,958
1.50%, 02/15/2030 4,640 3,936
1.63%, 02/15/2026 2,808 2,610
1.63%, 05/15/2026 2,161 1,998
1.63%, 09/30/2026 495 455
1.63%, 10/31/2026 3,185 2,917
1.63%, 11/30/2026 2,925 2,674
1.63%, 08/15/2029 4,085 3,538
1.63%, 05/15/2031 10,410 8,720
1.63%, 11/15/2050 6,315 3,653
1.75%, 03/15/2025 4,605 4,380
1.75%, 12/31/2026 2,055 1,884
1.75%, 01/31/2029 14,125 12,420
1.75%, 11/15/2029 2,415 2,100
1.75%, 08/15/2041 8,245 5,540
1.88%, 06/30/2026 3,625 3,371
1.88%, 07/31/2026 1,340 1,243
1.88%, 02/28/2027 4,970 4,559
1.88%, 02/28/2029 5,460 4,828
1.88%, 02/15/2032 13,535 11,376
1.88%, 02/15/2041 6,315 4,382
1.88%, 02/15/2051 9,470 5,842
1.88%, 11/15/2051 8,380 5,149
2.00%, 02/15/2025 4,825 4,615
2.00%, 08/15/2025 3,995 3,782
2.00%, 11/15/2026 3,845 3,560
2.00%, 11/15/2041 5,785 4,048
2.00%, 02/15/2050 4,900 3,138
2.00%, 08/15/2051 7,230 4,590
2.13%, 09/30/2024 11,710 11,316
2.13%, 11/30/2024 2,465 2,373
2.13%, 05/15/2025 3,870 3,689
2.13%, 05/31/2026 4,130 3,870
2.25%, 10/31/2024 1,950 1,884
2.25%, 11/15/2024 7,200 6,948
2.25%, 12/31/2024 4,000 3,849
2.25%, 11/15/2025 3,405 3,226
2.25%, 03/31/2026 1,425 1,344
2.25%, 02/15/2027 2,670 2,483
2.25%, 08/15/2027 4,875 4,501
2.25%, 11/15/2027 6,555 6,028
2.25%, 05/15/2041 6,930 5,106
2.25%, 08/15/2046 5,530 3,809
2.25%, 08/15/2049 6,550 4,456
2.25%, 02/15/2052 6,160 4,156
2.38%, 04/30/2026 2,895 2,734
2.38%, 05/15/2027 1,810 1,684
2.38%, 03/31/2029 14,300 12,969
2.38%, 05/15/2029 6,050 5,480
2.38%, 02/15/2042 6,020 4,479
2.38%, 11/15/2049 3,305 2,311
2.38%, 05/15/2051 6,665 4,632
2.50%, 01/31/2025 6,200 5,977
2.50%, 02/28/2026 945 897
2.50%, 03/31/2027 1,825 1,710
2.50%, 02/15/2045 3,700 2,717
2.50%, 02/15/2046 1,520 1,105
2.50%, 05/15/2046 4,240 3,079
2.63%, 03/31/2025 2,525 2,432
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 04/15/2025 $ 4,745 $ 4,567
2.63%, 12/31/2025 4,285 4,088
2.63%, 01/31/2026 3,180 3,030
2.63%, 05/31/2027 5,550 5,210
2.63%, 02/15/2029 7,695 7,084
2.63%, 07/31/2029 4,540 4,158
2.75%, 02/28/2025 7,295 7,049
2.75%, 05/15/2025 4,995 4,813
2.75%, 06/30/2025 3,290 3,165
2.75%, 08/31/2025 13,465 12,925
2.75%, 04/30/2027 2,180 2,058
2.75%, 07/31/2027 8,070 7,597
2.75%, 02/15/2028 4,470 4,188
2.75%, 05/31/2029 2,500 2,309
2.75%, 08/15/2032 7,495 6,728
2.75%, 08/15/2042 739 581
2.75%, 11/15/2042 1,090 855
2.75%, 08/15/2047 4,745 3,596
2.75%, 11/15/2047 1,605 1,215
2.88%, 04/30/2025 3,325 3,212
2.88%, 05/31/2025 1,325 1,278
2.88%, 06/15/2025 10,905 10,519
2.88%, 11/30/2025 3,075 2,953
2.88%, 05/15/2028 3,870 3,637
2.88%, 08/15/2028 3,215 3,014
2.88%, 04/30/2029 2,520 2,345
2.88%, 05/15/2032 10,200 9,270
2.88%, 05/15/2043 2,880 2,294
2.88%, 08/15/2045 3,235 2,531
2.88%, 11/15/2046 600 467
2.88%, 05/15/2049 4,490 3,480
2.88%, 05/15/2052 6,070 4,712
3.00%, 07/15/2025 3,040 2,936
3.00%, 09/30/2025 540 520
3.00%, 10/31/2025 9,965 9,599
3.00%, 05/15/2042 1,705 1,399
3.00%, 11/15/2044 2,290 1,842
3.00%, 05/15/2045 825 661
3.00%, 11/15/2045 1,095 875
3.00%, 02/15/2047 2,980 2,369
3.00%, 05/15/2047 1,190 946
3.00%, 02/15/2048 3,500 2,778
3.00%, 08/15/2048 4,395 3,488
3.00%, 02/15/2049 4,775 3,790
3.00%, 08/15/2052 4,610 3,674
3.13%, 08/15/2025 7,555 7,309
3.13%, 08/31/2027 9,390 8,960
3.13%, 11/15/2028 6,035 5,714
3.13%, 08/31/2029 3,010 2,833
3.13%, 11/15/2041 435 367
3.13%, 02/15/2042 1,140 958
3.13%, 02/15/2043 815 677
3.13%, 08/15/2044 2,320 1,909
3.13%, 05/15/2048 5,475 4,447
3.25%, 06/30/2027 1,635 1,570
3.25%, 06/30/2029 4,380 4,154
3.25%, 05/15/2042 5,235 4,470
3.38%, 05/15/2033 7,620 7,178
3.38%, 08/15/2042 3,025 2,625
3.38%, 05/15/2044 3,610 3,096
3.38%, 11/15/2048 3,420 2,906
3.50%, 09/15/2025 6,800 6,623
3.50%, 01/31/2028 3,970 3,839
3.50%, 04/30/2030 3,395 3,255
3.50%, 02/15/2033 10,369 9,875
3.50%, 02/15/2039 1,130 1,039
3.63%, 03/31/2030 4,260 4,115
3.63%, 08/15/2043 2,310 2,065

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.63%, 02/15/2044 $ 1,245 $ 1,111
3.63%, 02/15/2053 5,335 4,806
3.63%, 05/15/2053 2,430 2,192
3.75%, 06/30/2030 800 778
3.75%, 08/15/2041 2,175 2,015
3.75%, 11/15/2043 3,045 2,770
3.88%, 03/31/2025 1,045 1,026
3.88%, 12/31/2027 5,365 5,267
3.88%, 09/30/2029 6,260 6,135
3.88%, 11/30/2029 1,800 1,764
3.88%, 08/15/2033 4,260 4,184
3.88%, 08/15/2040 1,350 1,281
3.88%, 02/15/2043 2,125 1,977
3.88%, 05/15/2043 920 856
4.00%, 02/15/2026 1,645 1,619
4.00%, 07/31/2030 5,145 5,084
4.00%, 11/15/2042 5,720 5,427
4.00%, 11/15/2052 9,065 8,747
4.13%, 01/31/2025 3,170 3,126
4.13%, 06/15/2026 4,295 4,245
4.13%, 09/30/2027 3,685 3,651
4.13%, 11/15/2032 10,290 10,285
4.25%, 09/30/2024 3,370 3,332
4.25%, 10/15/2025 6,070 6,002
4.25%, 05/15/2039 375 376
4.25%, 11/15/2040 1,188 1,183
4.38%, 10/31/2024 20,790 20,575
4.38%, 02/15/2038 495 507
4.38%, 11/15/2039 700 710
4.38%, 05/15/2040 695 703
4.38%, 05/15/2041 5,250 5,290
4.50%, 02/15/2036 440 460
4.50%, 05/15/2038 1,200 1,242
4.50%, 08/15/2039 730 752
4.63%, 02/28/2025 6,380 6,336
4.63%, 02/15/2040 1,345 1,405
4.75%, 07/31/2025 4,270 4,258
4.75%, 02/15/2037 1,250 1,335
4.75%, 02/15/2041 674 712
5.00%, 05/15/2037 385 421
5.25%, 11/15/2028 409 427
5.25%, 02/15/2029 795 832
5.38%, 02/15/2031 1,100 1,185
5.50%, 08/15/2028 1,115 1,174
6.13%, 11/15/2027 700 748
6.25%, 05/15/2030 1,050 1,174
6.38%, 08/15/2027 1,540 1,650
6.50%, 11/15/2026 1,000 1,059
6.63%, 02/15/2027 450 481
$ 1,037,239
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,728,974
Total Investments $ 2,517,098
Other Assets and Liabilities -  (1.21)% (29,980)
TOTAL NET ASSETS - 100.00% $ 2,487,118
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,660 or
0.55% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $13,235 or 0.53% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security purchased on a when-issued basis.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,714 or 0.15% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 45 .66%
Mortgage Securities 27 .98%
Financial 8 .77%
Consumer, Non-cyclical 4 .37%
Money Market Funds 2 .43%
Communications 2 .18%
Utilities 2 .11%
Technology 1 .91%
Industrial 1 .84%
Energy 1 .67%
Consumer, Cyclical 1 .32%
Basic Materials 0 .58%
Exchange-Traded Funds 0 .26%
General Obligation Unlimited 0 .06%
Revenue Bonds 0 .05%
Insured 0 .02%
Other Assets and Liabilities
( 1 .21 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Bond Market Index Fund
August 31, 2023
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 555,017 $ 499,907 $ 55,110
Principal Government Money Market Fund - Institutional Class 5.18% 307,016 707,018 1,014,034 —
$ 307,016 $ 1,262,035 $ 1,513,941 $ 55,110
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 3,618 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 2,101 — — —
$ 5,719 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 4.72% Shares Held Value (000's)
Closed-End Funds - 0.06%
Sprott Physical Uranium Trust
(a)
132,700 $ 1,949
Exchange-Traded Funds - 1.67%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
608,970 8,982
iShares Global Infrastructure ETF 398,066 18,088
Schwab US TIPS ETF 282,527 14,590
SPDR S&P Global Natural Resources ETF 139,472 7,809
Vanguard Real Estate ETF 108,083 8,904
$ 58,373
Money Market Funds - 2.99%
BlackRock Liquidity FedFund - Institutional Class
5.23%
(a),(b),(c)
6,462,504 6,463
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 5.22%
(a),(b)
21,889,145 21,889
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
76,169,835 76,170
$ 104,522
TOTAL INVESTMENT COMPANIES $ 164,844
COMMON STOCKS - 62.55% Shares Held Value (000's)
Agriculture - 0.52%
Adecoagro SA 366,409 $ 4,207
Bunge Ltd 89,907 10,278
Darling Ingredients Inc
(e)
61,746 3,813
$ 18,298
Automobile Parts & Equipment - 0.09%
Aptiv PLC
(e)
31,241 3,169
Beverages - 0.02%
Vitasoy International Holdings Ltd 492,000 634
Biotechnology - 0.18%
Corteva Inc 121,727 6,148
Building Materials - 0.62%
American Woodmark Corp
(e)
8,561 665
Builders FirstSource Inc
(e)
7,697 1,116
Dexco SA 347,020 561
Interfor Corp
(e)
81,993 1,384
Kingspan Group PLC 28,301 2,391
Lennox International Inc 5,745 2,165
Louisiana-Pacific Corp 15,458 966
Nibe Industrier AB 176,841 1,324
Svenska Cellulosa AB SCA 226,048 3,009
Trex Co Inc
(e)
28,871 2,060
UFP Industries Inc 23,730 2,476
West Fraser Timber Co Ltd 48,112 3,637
$ 21,754
Chemicals - 0.89%
CF Industries Holdings Inc 118,487 9,132
Chemours Co/The 180,174 6,129
Chr Hansen Holding A/S 26,334 1,717
Croda International PLC 26,190 1,829
DSM- Firmenich AG 22,557 2,086
Ingevity Corp
(e)
11,466 618
Lenzing AG
(e)
4,188 199
Mosaic Co/The 75,870 2,948
Nutrien Ltd 100,279 6,350
$ 31,008
Coal - 0.33%
Teck Resources Ltd 281,147 11,617
Commercial Services - 2.72%
ALEATICA SAB de CV
(e)
9,929,106 21,430
Ashtead Group PLC 30,861 2,153
Atlas Arteria Ltd 6,670,192 26,205
Brambles Ltd 336,641 3,260
CCR SA 5,028,545 12,744
Cengage Learning Holdings II Inc
(e)
2,772 26
Transurban Group 3,403,731 29,142
$ 94,960
Computers - 0.00%
IQOR US Inc
(e)
14,193 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.06%
Kimberly-Clark Corp 13,159 $ 1,695
Ontex Group NV
(e)
41,646 337
$ 2,032
Cosmetics & Personal Care - 0.12%
Essity AB 49,413 1,154
Procter & Gamble Co/The 7,175 1,107
Unicharm Corp 45,700 1,823
$ 4,084
Distribution & Wholesale - 0.01%
Veritiv Corp 3,091 520
Electric - 15.50%
Ameren Corp 113,466 8,994
American Electric Power Co Inc 294,865 23,117
Boralex Inc 94,793 2,300
Brookfield Renewable Corp
(f)
407,175 11,381
CLP Holdings Ltd 1,711,000 13,417
CMS Energy Corp 224,037 12,589
Constellation Energy Corp 93,530 9,742
CPFL Energia SA 1,553,084 10,754
Edison International 359,200 24,731
EDP - Energias de Portugal SA 6,114,412 27,858
EDP Renovaveis SA 149,527 2,735
Enel SpA 6,009,258 40,352
Entergy Corp 207,066 19,723
Eversource Energy 187,061 11,938
Exelon Corp 537,327 21,558
Iberdrola SA 2,095,048 24,853
National Grid PLC 3,943,856 49,228
NextEra Energy Inc 768,589 51,342
OGE Energy Corp 630,428 21,466
Ormat Technologies Inc 26,399 2,005
Orsted AS
(g)
99,824 6,404
PPL Corp 470,066 11,714
Public Service Enterprise Group Inc 404,092 24,682
Redeia Corp SA 715,167 11,614
Sempra 252,818 17,753
Southern Co/The 357,306 24,200
SSE PLC 1,337,369 27,481
Terna - Rete Elettrica Nazionale 1,933,570 15,945
Xcel Energy Inc 202,516 11,570
$ 541,446
Electrical Components & Equipment - 0.33%
Delta Electronics Inc 247,000 2,669
Generac Holdings Inc
(e)
15,290 1,817
Legrand SA 25,166 2,479
Littelfuse Inc 9,586 2,560
Signify NV
(g)
74,096 2,095
$ 11,620
Electronics - 0.34%
Azbil Corp 60,200 2,005
Badger Meter Inc 9,802 1,628
Halma PLC 98,265 2,664
Hubbell Inc 6,657 2,170
Silergy Corp 121,000 1,082
Trimble Inc
(e)
42,118 2,308
$ 11,857
Energy - Alternate Sources - 0.53%
NextEra Energy Partners LP 261,337 13,035
SolarEdge Technologies Inc
(e)
10,984 1,786
Vestas Wind Systems A/S
(e)
90,744 2,097
Xinyi Solar Holdings Ltd 1,986,000 1,657
$ 18,575
Engineering & Construction - 3.51%
Aena SME SA
(g)
219,882 34,565
AFRY AB 7,863 103
Auckland International Airport Ltd
(e)
1,631,573 7,597
Cellnex Telecom SA - Rights
(g)
419,982 16,062
China Tower Corp Ltd
(g)
57,934,000 5,605

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Enav SpA
(g)
5,193,352 $ 20,951
Ferrovial SE 486,450 15,429
Fluor Corp
(e)
86,710 3,034
Grupo Aeroportuario del Centro Norte SAB de CV 724,261 8,400
Sacyr SA 1,557,156 4,959
Vinci SA 53,288 5,936
$ 122,641
Entertainment - 0.03%
Cineworld Group PLC - Warrants
(e),(h)
29,862 —
Crown Finance US Inc - 1145 Shares
(e)
287 6
Crown Finance US Inc - 4A2 Shares
(e)
42,882 903
$ 909
Environmental Control - 0.20%
Befesa SA
(g)
40,168 1,478
Energy Recovery Inc
(e)
49,652 1,350
Li-Cycle Holdings Corp
(e)
55,842 248
Pentair PLC 44,972 3,160
TOMRA Systems ASA 52,370 718
$ 6,954
Forest Products & Paper - 0.53%
Acadian Timber Corp
(f)
78,198 1,067
Billerud Aktiebolag 26,327 215
Canfor Corp
(e)
91,086 1,401
Empresas CMPC SA 351,325 638
Holmen AB 44,076 1,671
International Paper Co 45,452 1,587
Mercer International Inc 18,147 165
Mondi PLC 93,277 1,549
Nine Dragons Paper Holdings Ltd 267,000 148
Oji Holdings Corp 413,400 1,691
Sappi Ltd 297,316 630
Smurfit Kappa Group PLC 50,851 2,133
Suzano SA 312,200 3,171
Sylvamo Corp 5,425 227
UPM- Kymmene Oyj 52,809 1,807
Western Forest Products Inc 383,453 267
$ 18,367
Gas - 1.86%
China Gas Holdings Ltd 3,645,400 3,721
China Resources Gas Group Ltd 3,473,833 9,752
Enagas SA 645,762 11,020
Italgas SpA 1,241,886 7,053
NiSource Inc 164,197 4,394
Snam SpA 5,649,339 29,153
$ 65,093
Healthcare - Products - 0.20%
Carestream Health Inc
(e)
17,410 35
Hengan International Group Co Ltd 52,095 193
Repligen Corp
(e)
12,671 2,204
Revvity Inc 16,006 1,873
Tecan Group AG 6,437 2,566
$ 6,871
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(h),( i )
20,580 3
Millennium Health LLC
(e),(h),( i )
19,318 1
$ 4
Home Builders - 0.21%
DR Horton Inc 8,229 979
KB Home 23,465 1,192
Lennar Corp - A Shares 6,210 740
NVR Inc
(e)
26 166
PulteGroup Inc 13,965 1,146
Sumitomo Forestry Co Ltd 70,800 1,992
Toll Brothers Inc 15,470 1,268
$ 7,483
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0.15%
Hannover Rueck SE 14,601 $ 3,105
Lancashire Holdings Ltd 290,287 2,104
$ 5,209
Internet - 0.00%
Catalina Marketing Corp
(e),(h)
4,112 8
Iron & Steel - 0.00%
Novolipetsk Steel PJSC
(e)
1,124,750 —
Severstal PAO
(e)
149,085 —
$ —
Leisure Products & Services - 0.06%
Shimano Inc 13,300 1,951
Lodging - 0.07%
Travel + Leisure Co 58,600 2,356
Machinery - Construction & Mining - 0.06%
Vertiv Holdings Co 54,324 2,140
Machinery - Diversified - 0.23%
ANDRITZ AG 3,266 173
Husqvarna AB 70,571 608
Kadant Inc 2,281 501
Spirax-Sarco Engineering PLC 20,162 2,584
Valmet Oyj 15,360 391
Watts Water Technologies Inc 10,274 1,939
Zurn Elkay Water Solutions Corp 58,066 1,720
$ 7,916
Metal Fabrication & Hardware - 0.13%
Advanced Drainage Systems Inc 21,012 2,693
Valmont Industries Inc 6,899 1,749
$ 4,442
Mining - 1.70%
Alcoa Corp 125,263 3,768
Antofagasta PLC 221,268 4,052
Cameco Corp 266,049 9,844
Capstone Copper Corp
(e)
612,188 2,850
Energy Fuels Inc /Canada
(e)
334,701 2,386
First Quantum Minerals Ltd 301,998 8,113
Freeport-McMoRan Inc 280,829 11,208
Ivanhoe Mines Ltd
(e)
585,573 5,209
Lynas Rare Earths Ltd
(e)
239,488 1,105
NexGen Energy Ltd
(e)
868,937 4,572
Norsk Hydro ASA 206,774 1,144
Pilbara Minerals Ltd 995,148 2,984
Polyus PJSC 12,459 —
South32 Ltd 1,007,167 2,196
$ 59,431
Miscellaneous Manufacturers - 0.05%
Carlisle Cos Inc 7,063 1,858
Oil & Gas - 3.60%
BP PLC 1,090,748 6,740
California Resources Corp 5,818 325
California Resources Corp - Warrants
(e)
439 9
Chesapeake Energy Corp 40,561 3,578
ConocoPhillips 81,416 9,691
Empresas Copec SA 95,567 690
EOG Resources Inc 20,447 2,630
EQT Corp 214,583 9,274
Equinor ASA ADR 170,922 5,225
Hess Corp 81,494 12,591
Marathon Petroleum Corp 63,856 9,117
Occidental Petroleum Corp 195,950 12,304
Pioneer Natural Resources Co 24,841 5,910
Quarternorth Energy Holding Inc 75,260 8,881
Quarternorth Energy Holding Inc - Warrants
(e)
37,753 189
Quarternorth Energy Holding Inc - Warrants
(e)
19,603 229
Shell PLC 393,622 12,035
Transocean Ltd
(e)
1,197,668 9,796
Vantage Drilling International
(e)
4,456 104
Weatherford International PLC
(e)
142,595 12,622

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Woodside Energy Group Ltd 157,154 $ 3,752
$ 125,692
Oil & Gas Services - 0.51%
Halliburton Co 97,496 3,765
NOV Inc 116,802 2,468
Schlumberger NV 195,315 11,516
$ 17,749
Packaging & Containers - 0.39%
Clearwater Paper Corp
(e)
5,493 210
DS Smith PLC 330,866 1,306
Graphic Packaging Holding Co 58,697 1,305
Huhtamaki Oyj 12,357 424
Klabin SA 356,500 1,640
Packaging Corp of America 12,199 1,819
SIG Group AG
(e)
45,294 1,192
Sonoco Products Co 32,789 1,884
Stora Enso Oyj 176,809 2,249
Westrock Co 54,194 1,773
$ 13,802
Pharmaceuticals - 0.19%
Bayer AG 119,106 6,517
Pipelines - 5.24%
APA Group 3,775,822 21,934
Cheniere Energy Inc 105,768 17,261
Enbridge Inc 1,101,578 38,676
Gibson Energy Inc 1,472,614 22,146
Kinder Morgan Inc 1,202,480 20,707
Koninklijke Vopak NV 175,525 6,328
ONEOK Inc 164,156 10,703
Pembina Pipeline Corp 561,655 17,458
TC Energy Corp 769,947 27,808
$ 183,021
Private Equity - 0.27%
CapitaLand Investment Ltd/Singapore 3,990,900 9,560
Real Estate - 1.56%
CK Asset Holdings Ltd 911,900 5,032
Mitsui Fudosan Co Ltd 1,062,600 23,264
Qualitas Ltd 1,648,569 2,705
Sumitomo Realty & Development Co Ltd 321,300 8,213
Sun Hung Kai Properties Ltd 770,600 8,674
Swiss Prime Site AG 67,800 6,510
$ 54,398
REITs - 15.64%
Agree Realty Corp 113,761 7,033
Alexandria Real Estate Equities Inc 104,288 12,133
Allied Properties Real Estate Investment Trust 165,700 2,547
American Homes 4 Rent 330,480 11,911
American Tower Corp 152,210 27,598
Apartment Income REIT Corp 137,100 4,670
AvalonBay Communities Inc 103,366 19,001
Camden Property Trust 85,849 9,239
Canadian Apartment Properties REIT 141,700 5,083
CapitaLand Ascendas REIT 2,288,200 4,687
CapitaLand Integrated Commercial Trust 2,635,706 3,723
Centuria Industrial REIT 1,546,126 3,070
Cousins Properties Inc 244,653 5,749
Crown Castle Inc 219,133 22,023
CubeSmart 132,366 5,521
Dexus 596,089 2,979
Equinix Inc 38,752 30,280
Equity LifeStyle Properties Inc 100,900 6,756
Essex Property Trust Inc 48,913 11,660
Extra Space Storage Inc 144,135 18,547
First Industrial Realty Trust Inc 128,200 6,659
Gaming and Leisure Properties Inc 177,200 8,399
Goodman Group 678,534 10,224
Healthcare Realty Trust Inc 255,800 4,482
Host Hotels & Resorts Inc 458,852 7,245
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Inmobiliaria Colonial Socimi SA 530,953 $ 3,226
InterRent Real Estate Investment Trust 177,060 1,612
InvenTrust Properties Corp 197,100 4,713
Invitation Homes Inc 550,550 18,768
Japan Hotel REIT Investment Corp 8,900 4,510
Japan Metropolitan Fund Invest 12,992 8,724
Kilroy Realty Corp 176,896 6,536
Klepierre SA 433,124 11,440
Link REIT 1,653,644 8,199
Mapletree Industrial Trust 3,778,800 6,426
Merlin Properties Socimi SA 603,300 5,404
Minto Apartment Real Estate Investment Trust
(g)
148,842 1,462
Nippon Accommodations Fund Inc 1,100 4,965
Nippon Prologis REIT Inc 2,767 5,565
Park Hotels & Resorts Inc 209,383 2,686
PotlatchDeltic Corp 100,689 4,759
Prologis Inc 272,364 33,828
Rayonier Inc 218,324 6,528
Regency Centers Corp 135,077 8,402
Rexford Industrial Realty Inc 292,215 15,625
Sabra Health Care REIT Inc 259,400 3,250
Safestore Holdings PLC 677,051 7,402
Segro PLC 739,771 6,896
Simon Property Group Inc 49,400 5,606
Stockland 1,822,600 4,978
Sun Communities Inc 83,503 10,223
UNITE Group PLC/The 880,442 10,472
United Urban Investment Corp 4,754 5,110
Ventas Inc 389,991 17,035
VICI Properties Inc 746,011 23,007
Warehouses De Pauw CVA 214,800 6,138
Welltower Inc 321,444 26,641
Weyerhaeuser Co 152,768 5,003
$ 546,358
Retail - 0.08%
Belk Inc
(e),(h)
139 1
Gymboree Corp/The
(e),(h)
17,842 —
Gymboree Holding Corp
(e),(h)
48,577 —
Home Depot Inc /The 4,173 1,378
Lowe's Cos Inc 6,033 1,391
$ 2,770
Semiconductors - 0.06%
Bright Bidco
(e)
15,091 6
Bright Bidco
(e),( i )
11,047 5
Monolithic Power Systems Inc 4,163 2,170
$ 2,181
Software - 0.29%
Altair Engineering Inc
(e)
30,240 2,010
Avaya Holdings Corp
(e),( i )
12,893 99
Avaya Holdings Corp
(e)
61,266 470
Cadence Design Systems Inc
(e)
10,455 2,514
Nemetschek SE 26,482 1,829
PTC Inc
(e)
21,809 3,210
Skillsoft Corp
(e)
93,356 122
$ 10,254
Telecommunications - 0.14%
NEXTDC Ltd
(e)
526,473 4,602
Windstream
(e)
9,809 93
Windstream - Warrants
(e)
17,064 162
$ 4,857
Transportation - 1.34%
American Commercial Lines Inc
(e),(h)
573 23
American Commercial Lines Inc - Warrants
(e),(h)
603 24
East Japan Railway Co 166,300 9,402
Union Pacific Corp 68,540 15,118
West Japan Railway Co 514,341 22,268
$ 46,835

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 1.99%
American Water Works Co Inc 14,929 $ 2,071
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
136,688 1,586
Essential Utilities Inc 203,373 7,505
Pennon Group PLC 1,682,772 13,730
Severn Trent PLC 757,191 22,994
United Utilities Group PLC 1,549,910 18,560
Veolia Environnement SA 96,137 2,999
$ 69,445
TOTAL COMMON STOCKS $ 2,184,806
PREFERRED STOCKS - 0.27% Shares Held Value (000's)
Electric - 0.26%
Centrais Eletricas Brasileiras SA 1.49% 1,168,915 $ 9,211
Transportation - 0.01%
American Commercial Lines Inc Preferred A
1.87%
(h)
1,684 37
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
2,243 1
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(e),(h)
2,243 49
American Commercial Lines Inc Preferred B
2.50%
(h)
2,428 121
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(e)
1,706 1
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e),(h)
1,706 85
$ 294
TOTAL PREFERRED STOCKS $ 9,505
BONDS - 0.42%
Principal
Amount (000's) Value (000's)
Electric - 0.04%
Pacific Gas and Electric Co
3.15%, 01/01/2026 $ 91 $ 85
4.50%, 07/01/2040 1,591 1,226
$ 1,311
Mortgage Backed Securities - 0.18%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(g),(j)
747 718
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(g),(j)
660 640
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(g),(j)
1,378 1,342
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(g),(j)
896 690
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(g),(j)
389 359
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(g),(j)
214 209
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(g),(j)
1,044 808
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(g),(j)
341 333
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(g),(j)
993 970
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(g),(j)
276 277
$ 6,346
Other Asset Backed Securities - 0.14%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(g)
1,051 944
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(g)
1,060 949
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(g)
660 617
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(g)
1,035 1,002
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(g)
$ 1,385 $ 1,312
$ 4,824
Sovereign - 0.06%
Spain Government Bond
3.15%, 04/30/2033
(g)
EUR 1,845 1,955
United Kingdom Inflation-Linked Gilt
0.75%, 11/22/2047 GBP 63 73
$ 2,028
TOTAL BONDS $ 14,509
SENIOR FLOATING RATE INTERESTS
- 2.50%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
ABG Intermediate Holdings 2 LLC
8.93%, 12/21/2028
(k)
$ 37 $ 37
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
11.43%, 12/20/2029
(k)
96 97
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
9.28%, 08/07/2026
(k)
951 928
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Dotdash Meredith Inc
9.42%, 12/01/2028
(k)
527 507
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Red Ventures LLC
8.32%, 02/24/2030
(k)
182 181
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,750
Aerospace & Defense - 0.02%
TransDigm Inc
8.49%, 08/24/2028
(k)
594 595
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Agriculture - 0.00%
Sycamore Buyer LLC
7.68%, 07/23/2029
(k)
63 61
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Airlines - 0.05%
AAdvantage Loyalty IP Ltd
9.81%, 03/10/2028
(k)
429 445
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
American Airlines Inc
8.54%, 02/15/2028
(k)
250 249
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Mileage Plus Holdings LLC
10.76%, 06/21/2027
(k)
113 118
3 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
9.08%, 09/16/2027
(k)
274 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
United Airlines Inc
9.29%, 04/21/2028
(k)
184 184
3 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
8.42%, 12/11/2026
(k)
610 597
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,878

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.00%
Birkenstock US BidCo Inc
8.88%, 04/28/2028
(k)
$ 110 $ 109
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Automobile Parts & Equipment - 0.02%
Clarios Global LP
9.07%, 04/19/2030
(k)
515 513
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Dexko Global Inc
9.25%, 10/04/2028
(k)
40 39
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Phinia Inc
9.42%, 06/07/2028
(k)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 627
Beverages - 0.02%
Arterra Wines Canada Inc
9.00%, 11/24/2027
(k)
35 33
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
City Brewing Co LLC
9.07%, 04/05/2028
(k)
90 59
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Naked Juice LLC
8.59%, 01/24/2029
(k)
23 22
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
11.34%, 01/24/2030
(k)
82 66
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
9.61%, 07/12/2029
(k)
149 149
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Triton Water Holdings Inc
8.75%, 03/31/2028
(k)
451 442
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 771
Building Materials - 0.03%
Chariot Buyer LLC
8.67%, 10/22/2028
(k)
462 457
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cornerstone Building Brands Inc
8.66%, 04/12/2028
(k)
76 74
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Emerald Debt Merger Sub LLC
8.26%, 05/03/2030
(k)
250 251
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Zurn LLC
7.32%, 10/04/2028
(k)
231 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,012
Chemicals - 0.07%
Ascend Performance Materials Operations LLC
9.71%, 08/27/2026
(k)
135 131
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Axalta Coating Systems US Holdings Inc
7.93%, 12/20/2029
(k)
$ 185 $ 185
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cpc Acquisition Corp
0.00%, 12/29/2027
(k),(l)
115 93
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Discovery Purchaser Corp
9.62%, 08/04/2029
(k)
284 272
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.97%, 06/08/2028
(k)
394 392
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Herens US Holdco Corp
0.00%, 07/03/2028
(k),(l)
100 87
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
INEOS US Finance LLC
0.00%, 02/18/2030
(k),(l)
300 298
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Kraton Corp
8.77%, 03/15/2029
(k)
163 159
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Nouryon USA LLC
9.32%, 04/02/2028
(k)
475 473
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Trinseo Materials Operating SCA
7.54%, 09/06/2024
(k)
362 354
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
WR Grace Holdings LLC
9.31%, 09/22/2028
(k)
31 31
3 Month USD LIBOR + 3.75%
$ 2,475
Commercial Services - 0.15%
Anticimex Global AB
8.45%, 11/16/2028
(k)
246 244
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Avis Budget Car Rental LLC
7.18%, 08/06/2027
(k)
290 289
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
8.92%, 03/16/2029
(k)
107 106
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(k),(m)
100 102
Belron Finance US LLC
7.88%, 10/30/2026
(k)
107 107
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Belron Luxembourg Sarl
8.16%, 04/18/2029
(k)
105 105
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
CHG Healthcare Services Inc
8.68%, 09/29/2028
(k)
69 69
1 Month USD LIBOR + 3.25%
Driven Brands Holdings Inc
8.43%, 12/17/2028
(k)
237 231
12 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security Corp
9.67%, 10/30/2026
(k)
$ 300 $ 299
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Hertz Corp/The
8.68%, 06/14/2028
(k)
884 883
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.68%, 06/14/2028
(k)
170 170
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Omnia Partners
9.60%, 07/19/2030
(k)
274 275
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Prime Security Services Borrower LLC
8.18%, 09/23/2026
(k)
799 799
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Sabert Corp
9.93%, 12/10/2026
(k)
191 191
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Sabre GLBL Inc
0.00%, 06/30/2028
(k),(l)
155 136
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Syniverse Holdings LLC/DE
12.92%, 05/13/2027
(k)
585 517
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
7.17%, 11/13/2026
(k)
176 176
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.68%, 11/17/2028
(k)
192 192
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Verscend Holding Corp
9.43%, 08/27/2025
(k)
22 21
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
VT Topco Inc
9.56%, 08/02/2030
(k)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Wand NewCo 3 Inc
8.17%, 02/05/2026
(k)
208 208
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WEX Inc
7.68%, 03/31/2028
(k)
84 84
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 5,249
Computers - 0.05%
Amentum Government Services Holdings LLC
9.31%, 02/15/2029
(k)
207 202
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
iQor US Inc
12.69%, 11/20/2024
(k)
150 148
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
12.70%, 11/20/2025
(k)
415 284
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Magenta Buyer LLC
10.63%, 07/27/2028
(k)
$ 85 $ 63
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
McAfee Corp
9.17%, 03/01/2029
(k)
281 275
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Corp
7.93%, 08/28/2026
(k)
224 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Perforce Software Inc
9.18%, 07/01/2026
(k)
154 148
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Tempo Acquisition LLC
8.32%, 08/31/2028
(k)
437 438
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Vision Solutions Inc
9.86%, 04/23/2028
(k)
131 127
3 Month USD LIBOR + 4.00%
$ 1,908
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc
9.25%, 12/22/2026
(k)
25 25
3 Month USD LIBOR + 3.75%
11.57%, 12/22/2026
(k)
239 236
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 261
Cosmetics & Personal Care - 0.00%
Conair Holdings LLC
9.29%, 05/17/2028
(k)
104 98
3 Month USD LIBOR + 3.75%
Distribution & Wholesale - 0.02%
Core & Main LP
7.85%, 07/27/2028
(k)
283 282
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Windsor Holdings III LLC
9.82%, 08/01/2030
(k)
415 413
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 695
Diversified Financial Services - 0.03%
Avolon TLB Borrower 1 US LLC
6.91%, 02/12/2027
(k)
146 146
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
7.81%, 06/08/2028
(k)
300 300
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(k)
816 10
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
7.17%, 04/28/2028
(k)
182 182
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Fly Funding II Sarl
7.38%, 08/09/2025
(k)
474 445
3 Month USD LIBOR + 1.75%
$ 1,083

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric - 0.05%
Calpine Corp
7.43%, 08/12/2026
(k)
$ 167 $ 167
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Constellation Renewables LLC
5.27%, 12/11/2027
(k)
47 47
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Generation Bridge Northeast LLC
9.56%, 08/07/2029
(k)
150 150
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Talen Energy Supply LLC
9.88%, 04/26/2030
(k)
836 837
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.88%, 04/26/2030
(k)
678 679
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 1,880
Electronics - 0.01%
Coherent Corp
8.18%, 07/01/2029
(k)
87 87
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ingram Micro Inc
9.04%, 06/30/2028
(k)
158 158
3 Month USD LIBOR + 3.50%
$ 245
Engineering & Construction - 0.03%
Apple Bidco LLC
8.18%, 07/14/2028
(k)
147 145
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
9.32%, 09/22/2028
(k)
249 249
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
7.82%, 06/07/2028
(k)
365 360
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
9.05%, 06/08/2029
(k)
49 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.93%, 08/18/2028
(k)
204 203
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,006
Entertainment - 0.20%
AMC Entertainment Holdings Inc
8.43%, 03/20/2026
(k)
850 672
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Bally's Corp
8.84%, 08/06/2028
(k)
207 200
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Caesars Entertainment Inc
8.67%, 01/20/2030
(k)
833 833
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Churchill Downs Inc
7.42%, 03/17/2028
(k)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
9.05%, 05/21/2030
(k)
$ 249 $ 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crown Finance US Inc
14.38%, 04/03/2028
(k)
929 934
CME Term Secured Overnight Financing
Rate 3 Month + 8.93%
Delta 2 Lux Sarl
8.32%, 01/15/2030
(k)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Entain Holdings Gibraltar Ltd
8.44%, 10/18/2029
(k)
560 561
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Everi Holdings Inc
7.93%, 06/30/2028
(k)
312 311
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV
8.75%, 09/16/2028
(k)
248 247
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc
8.41%, 04/14/2029
(k)
126 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Lions Gate Capital Holdings LLC
7.68%, 03/24/2025
(k)
205 205
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.79%, 11/12/2026
(k)
659 656
3 Month USD LIBOR + 3.25%
8.79%, 11/12/2026
(k)
94 94
3 Month USD LIBOR + 3.25%
Nascar Holdings LLC
7.93%, 10/19/2026
(k)
173 173
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PCI Gaming Authority
7.93%, 05/29/2026
(k)
243 243
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Scientific Games Holdings LP
8.77%, 02/04/2029
(k)
123 123
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SeaWorld Parks & Entertainment Inc
8.43%, 08/25/2028
(k)
390 390
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Stars Group Holdings BV
7.75%, 07/21/2026
(k)
729 728
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
William Morris Endeavor Entertainment LLC
8.18%, 05/16/2025
(k)
213 213
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 7,035

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.02%
Covanta Holding Corp
7.82%, 11/17/2028
(k)
$ 196 $ 195
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.82%, 11/17/2028
(k)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
8.47%, 05/27/2027
(k)
152 152
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Win Waste Innovations Holdings Inc
8.18%, 03/24/2028
(k)
200 172
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 534
Food - 0.03%
8th Avenue Food & Provisions Inc
9.20%, 09/19/2025
(k)
262 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
10.19%, 10/01/2025
(k)
46 44
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CHG PPC Parent LLC
8.43%, 12/08/2028
(k)
232 230
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Froneri US Inc
7.67%, 01/31/2027
(k)
41 40
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Heritage Grocers Group LLC
12.09%, 08/01/2029
(k)
125 124
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
Total Produce USA Holdings Inc
7.68%, 08/03/2028
(k)
9 9
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
US Foods Inc
7.43%, 11/22/2028
(k)
127 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.45%, 09/14/2026
(k)
235 235
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 1,058
Forest Products & Paper - 0.01%
Asplundh Tree Expert LLC
7.18%, 09/06/2027
(k)
358 357
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
8.90%, 09/30/2027
(k)
228 228
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Healthcare - Products - 0.14%
Avantor Funding Inc
7.67%, 11/08/2027
(k)
35 35
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Bausch + Lomb Corp
8.59%, 05/10/2027
(k)
1,041 1,017
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Carestream Health Inc
12.84%, 09/30/2027
(k)
$ 524 $ 392
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Curia Global Inc
9.17%, 08/30/2026
(k)
475 402
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Embecta Corp
8.34%, 03/31/2029
(k)
307 304
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
ICU Medical Inc
7.89%, 12/15/2028
(k)
18 18
1 Month USD LIBOR + 2.50%
Insulet Corp
8.68%, 05/04/2028
(k)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
8.68%, 10/23/2028
(k)
1,574 1,572
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Viant Medical Holdings Inc
9.18%, 07/02/2025
(k)
276 270
1 Month USD LIBOR + 3.75%
Vyaire Medical Inc
10.26%, 04/16/2025
(k)
890 631
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 4,726
Healthcare - Services - 0.09%
Catalent Pharma Solutions Inc
7.43%, 02/22/2028
(k)
196 192
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
DaVita Inc
7.18%, 08/12/2026
(k)
132 131
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Global Medical Response Inc
9.68%, 03/14/2025
(k)
196 137
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.78%, 10/02/2025
(k)
506 354
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
ICON Luxembourg Sarl
7.75%, 07/03/2028
(k)
400 400
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Onex TSG Intermediate Corp
10.38%, 02/25/2028
(k)
60 54
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Phoenix Guarantor Inc
8.68%, 03/05/2026
(k)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Phoenix Newco Inc
8.68%, 11/15/2028
(k)
756 754
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Select Medical Corp
8.32%, 03/06/2027
(k)
433 433
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc
9.18%, 09/03/2026
(k)
$ 475 $ 476
1 Month USD LIBOR + 3.75%
Team Health Holdings Inc
8.18%, 02/06/2024
(k)
227 221
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.56%, 03/02/2027
(k)
15 12
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
US Radiology Specialists Inc
10.67%, 12/10/2027
(k)
56 54
3 Month USD LIBOR + 5.25%
$ 3,318
Home Furnishings - 0.03%
AI Aqua Merger Sub Inc
9.06%, 07/30/2028
(k)
369 367
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MillerKnoll Inc
7.43%, 07/19/2028
(k)
359 350
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.68%, 10/30/2027
(k)
196 177
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 894
Insurance - 0.09%
Acrisure LLC
8.95%, 02/15/2027
(k)
272 267
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
8.81%, 11/04/2027
(k)
602 601
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.93%, 11/06/2027
(k)
243 243
1 Month USD LIBOR + 3.50%
AmWINS Group Inc
8.18%, 02/18/2028
(k)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Asurion LLC
8.79%, 07/31/2027
(k)
125 120
1 Month USD LIBOR + 3.25%
9.68%, 08/18/2028
(k)
82 79
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.63%, 12/23/2026
(k)
95 92
1 Month USD LIBOR + 3.25%
10.69%, 01/20/2029
(k)
165 144
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc
8.43%, 01/27/2027
(k)
403 400
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.68%, 01/27/2027
(k)
94 93
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.32%, 01/26/2029
(k)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
HUB International Ltd
9.37%, 10/30/2029
(k)
$ 124 $ 125
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.58%, 06/08/2030
(k)
183 184
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Sedgwick Claims Management Services Inc
0.00%, 02/24/2028
(k),(l)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
USI Inc /NY
8.99%, 11/14/2029
(k)
495 495
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 3,148
Internet - 0.06%
Abe Investment Holdings Inc
0.00%, 02/13/2026
(k),(l)
45 45
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Catalina Marketing Corp
0.00%, PIK 14.87%, 04/23/2027
(e),(k),(m)
133 78
3 Month USD LIBOR + 9.50%
CNT Holdings I Corp
8.80%, 11/08/2027
(k)
500 499
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gen Digital Inc
7.42%, 09/12/2029
(k)
584 583
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Uber Technologies Inc
8.02%, 02/27/2030
(k)
748 749
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,954
Leisure Products & Services - 0.09%
Alterra Mountain Co
9.17%, 05/08/2030
(k)
713 712
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Carnival Corp
8.32%, 08/02/2027
(k)
238 238
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.68%, 10/18/2028
(k)
113 112
6 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
8.29%, 09/18/2024
(k)
607 598
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
8.73%, 03/08/2024
(k)
459 442
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
8.18%, 05/28/2028
(k)
479 473
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Life Time Inc
10.61%, 01/14/2026
(k)
153 153
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SRAM LLC
8.18%, 05/18/2028
(k)
217 216
1 Month USD LIBOR + 2.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Topgolf Callaway Brands Corp
8.92%, 03/14/2030
(k)
$ 374 $ 374
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 3,318
Lodging - 0.02%
Fertitta Entertainment LLC/NV
9.32%, 01/13/2029
(k)
809 800
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Machinery - Diversified - 0.05%
Ali Group North America Corp
7.45%, 07/30/2029
(k)
387 387
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
9.16%, 03/15/2030
(k)
484 484
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
TK Elevator US Newco Inc
9.38%, 07/30/2027
(k)
481 480
6 Month USD LIBOR + 3.50%
Victory Buyer LLC
9.26%, 11/18/2028
(k)
384 351
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,702
Media - 0.16%
Altice Financing SA
10.31%, 10/31/2027
(k)
139 131
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
10.32%, 07/14/2026
(k)
434 432
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
CSC Holdings LLC
9.81%, 01/16/2028
(k)
538 506
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Diamond Sports Group LLC
0.00%, 08/24/2026
(e),(k)
2,296 55
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
10.43%, 08/02/2027
(k)
580 573
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Gray Television Inc
7.94%, 01/02/2026
(k)
137 136
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
iHeartCommunications Inc
8.43%, 05/01/2026
(k)
624 556
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
LCPR Loan Financing LLC
9.17%, 10/13/2028
(k)
145 143
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
McGraw-Hill Education Inc
10.10%, 07/28/2028
(k)
365 357
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
7.93%, 09/18/2026
(k)
173 173
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Radiate Holdco LLC
8.68%, 09/25/2026
(k)
$ 210 $ 171
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
UPC Financing Partnership
8.35%, 01/30/2029
(k)
250 242
CME Term Secured Overnight Financing
Rate 1 Month + 2.93%
Virgin Media Bristol LLC
7.92%, 01/31/2028
(k)
61 59
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
8.31%, 03/30/2031
(k)
1,000 987
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
WideOpenWest Finance LLC
8.24%, 12/20/2028
(k)
209 206
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership
7.93%, 04/28/2028
(k)
736 719
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 5,446
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
9.53%, 10/12/2028
(k)
233 227
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Mining - 0.00%
Arsenal AIC Parent LLC
9.88%, 07/26/2030
(k)
55 55
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Miscellaneous Manufacturers - 0.02%
Gates Global LLC
7.92%, 03/31/2027
(k)
651 650
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Oil & Gas - 0.09%
Gulf Finance LLC
12.34%, 08/25/2026
(k)
582 583
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Quarternorth Energy Holding Inc
13.43%, 08/27/2026
(k)
2,494 2,478
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
$ 3,061
Packaging & Containers - 0.04%
Berry Global Inc
7.29%, 07/01/2026
(k)
161 161
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Clydesdale Acquisition Holdings Inc
9.59%, 04/13/2029
(k)
402 399
CME Term Secured Overnight Financing
Rate 1 Month + 4.18%
Kloeckner Pentaplast of America Inc
10.10%, 02/12/2026
(k)
286 267
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.42%, 10/28/2028
(k)
314 313
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Holdings Inc
8.68%, 09/22/2028
(k)
$ 313 $ 313
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.71%, 02/05/2026
(k)
21 21
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Plaze Inc
9.18%, 08/03/2026
(k)
108 103
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 1,577
Pharmaceuticals - 0.07%
Amneal Pharmaceuticals LLC
8.93%, 05/04/2025
(k)
170 164
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gainwell Acquisition Corp
9.34%, 10/01/2027
(k)
273 269
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Grifols Worldwide Operations USA Inc
7.36%, 11/15/2027
(k)
497 490
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Jazz Financing Lux Sarl
8.93%, 05/05/2028
(k)
466 466
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Organon & Co
8.43%, 06/02/2028
(k)
952 953
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
PRA Health Sciences Inc
7.49%, 07/03/2028
(k)
100 100
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 2,442
Pipelines - 0.02%
BCP Renaissance Parent LLC
8.74%, 10/31/2026
(k)
157 156
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Buckeye Partners LP
7.67%, 11/01/2026
(k)
77 77
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Freeport LNG Investments LLLP
8.47%, 11/17/2026
(k)
451 443
3 Month USD LIBOR + 3.00%
Oryx Midstream Services Permian Basin LLC
8.68%, 10/04/2028
(k)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
TransMontaigne Operating Co LP
8.93%, 11/03/2028
(k)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Traverse Midstream Partners LLC
9.22%, 09/21/2024
(k)
39 39
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 880
Real Estate - 0.00%
Cushman & Wakefield US Borrower LLC
8.67%, 01/31/2030
(k)
19 19
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.09%
1011778 BC ULC
7.20%, 11/19/2026
(k)
$ 402 $ 399
1 Month USD LIBOR + 1.75%
Academy Ltd
9.18%, 11/05/2027
(k)
158 158
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Belk Inc
10.00%, PIK 0.00%, 07/31/2025
(k),(m)
1,126 135
12.98%, 07/31/2025
(k)
232 196
3 Month USD LIBOR + 7.50%
EG America LLC
9.14%, 02/07/2025
(k)
9 9
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IRB Holding Corp
8.42%, 12/15/2027
(k)
282 281
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
10.36%, 07/07/2028
(k)
850 312
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
LS Group OpCo Acquistion LLC
8.68%, 11/02/2027
(k)
211 211
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Michaels Cos Inc /The
9.75%, 04/15/2028
(k)
218 201
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
PetSmart LLC
9.17%, 02/11/2028
(k)
841 838
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH
7.93%, 10/20/2028
(k)
279 269
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding Inc
12.72%, 06/29/2028
(k)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
SRS Distribution Inc
0.00%, 06/02/2028
(k),(l)
95 94
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
10.30%, 04/09/2026
(k)
106 91
3 Month USD LIBOR + 5.00%
$ 3,214
Semiconductors - 0.01%
Bright Bidco BV
6.36%, PIK 8.00%, 10/31/2027
(k),(m)
808 318
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Software - 0.34%
AthenaHealth Group Inc
8.82%, 02/15/2029
(k)
14 13
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Inc
6.54%, PIK 7.00%, 07/31/2028
(k),(m)
1,820 1,509
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Boxer Parent Co Inc
9.18%, 10/02/2025
(k)
$ 1,110 $ 1,109
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Camelot Finance SA
8.43%, 10/30/2026
(k)
9 9
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
CCC Intelligent Solutions Inc
7.68%, 09/21/2028
(k)
180 179
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Central Parent Inc
9.49%, 06/07/2029
(k)
164 164
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ceridian HCM Holding Inc
7.98%, 04/04/2025
(k)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
DTI Holdco Inc
10.12%, 04/26/2029
(k)
297 286
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.17%, 02/06/2026
(k)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Epicor Software Corp
0.00%, 07/30/2027
(k),(l)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.68%, 07/30/2027
(k)
740 738
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Finastra USA Inc
9.64%, 06/13/2024
(k)
658 657
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Genesys Cloud Services Holdings II LLC
9.43%, 12/01/2027
(k)
507 507
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Greenway Health LLC
8.96%, 02/16/2024
(k)
307 259
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
8.71%, 03/31/2028
(k)
140 139
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Informatica LLC
8.18%, 10/27/2028
(k)
339 338
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Open Text Corp
8.06%, 01/31/2030
(k)
647 647
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Physician Partners LLC
9.39%, 12/26/2028
(k)
117 109
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Playtika Holding Corp
8.18%, 03/11/2028
(k)
128 127
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Project Ruby Ultimate Parent Corp
8.68%, 03/10/2028
(k)
$ 244 $ 240
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Quartz AcquireCo LLC
8.82%, 06/28/2030
(k)
345 345
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Rackspace Technology Global Inc
8.18%, 02/15/2028
(k)
1,703 756
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Riverbed Technology
9.74%, 07/01/2028
(k)
575 342
3 Month USD LIBOR + 4.50%
Rocket Software Inc
9.68%, 11/27/2025
(k)
100 100
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
9.68%, 11/28/2025
(k)
250 249
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Sophia LP
9.04%, 10/07/2027
(k)
651 650
3 Month USD LIBOR + 3.50%
SS&C Technologies Inc
7.18%, 04/16/2025
(k)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.20%, 04/16/2025
(k)
126 126
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.25%, 04/16/2025
(k)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
UKG Inc
8.62%, 05/04/2026
(k)
532 531
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
9.22%, 05/04/2026
(k)
204 204
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
West Technology Group LLC
9.57%, 04/10/2027
(k)
537 511
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
8.93%, 09/30/2026
(k)
57 57
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
ZoomInfo LLC
8.17%, 02/28 /2030
(k)
291 291
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 11,807
Telecommunications - 0.19%
Altice France SA/France
9.26%, 01/31/2026
(k)
54 51
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.63%, 08/14/2026
(k)
613 576
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc
8.67%, 11/23/2028
(k)
89 87
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
8.68%, 04/06/2026
(k)
$ 421 $ 386
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyxtera DC Holdings Inc
0.00%, 05/01/2024
(e),(k)
797 477
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
13.93%, 12/07/2023
(k)
266 266
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Dawn Acquisitions LLC
9.25%, 12/31/2025
(k)
2,156 1,775
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Delta Topco Inc
9.07%, 12/01/2027
(k)
360 356
CME Term Secured Overnight Financing
Rate 6 Month + 3.75%
EOS US Finco LLC
11.27%, 10/06/2029
(k)
212 208
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
9.18%, 10/08/2027
(k)
616 598
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Gogo Intermediate Holdings LLC
9.18%, 04/28/2028
(k)
74 74
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Intelsat Jackson Holdings SA
9.77%, 01/26/2029
(k)
458 457
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Iridium Satellite LLC
7.92%, 11/06/2026
(k)
345 345
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Level 3 Financing Inc
7.18%, 02/28/2027
(k)
380 360
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Lumen Technologies Inc
7.68%, 03/15/2027
(k)
105 68
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
MLN US Holdco LLC
9.84%, 11/30/2025
(k)
1,058 116
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.11%, 10/17/2027
(k)
615 205
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Zayo Group Holdings Inc
8.43%, 02/19/2027
(k)
125 100
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 6,505
Transportation - 0.01%
Genesee & Wyoming Inc
7.34%, 12/30/2026
(k)
201 201
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 87,177
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 30.66%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.66%
5.00%, 09/01/2053
(n)
$ 10,324 $ 10,011
5.50%, 09/01/2053
(n)
13,288 13,120
$ 23,131
U.S. Treasury Bill - 12.89%
4.79%, 09/14/2023
(a),(o),(p)
6,530 6,518
4.87%, 10/12/2023
(a),(o),(q)
28,855 28,681
4.93%, 09/07/2023
(a),(o)
14,370 14,357
5.09%, 09/12/2023
(a),(o)
12,945 12,924
5.11%, 09/05/2023
(a),(o)
13,350 13,342
5.25%, 09/19/2023
(a),(o)
14,260 14,222
5.30%, 09/28/2023
(a),(o)
1,445 1,439
5.31%, 09/26/2023
(a),(o)
2,765 2,755
5.32%, 10/03/2023
(a),(o),(p)
25,000 24,883
5.32%, 10/10/2023
(a),(o)
4,785 4,758
5.32%, 10/17/2023
(a),(o)
20,615 20,476
5.33%, 10/24/2023
(a),(o)
26,200 25,996
5.33%, 10/31/2023
(a),(o)
13,350 13,233
5.36%, 11/09/2023
(a),(o)
8,280 8,196
5.37%, 11/16/2023
(a),(o)
130 128
5.37%, 12/05/2023
(a),(o),(q)
108,500 106,984
5.39%, 12/19/2023
(a),(o)
93,200 91,693
5.39%, 02/01/2024
(a),(o),(p)
61,000 59,633
$ 450,218
U.S. Treasury Inflation-Indexed Obligations - 17.11%
0.13%, 10/15/2024 17,814 17,222
0.13%, 04/15/2025 16,573 15,806
0.13%, 10/15/2025 17,932 17,024
0.13%, 04/15/2026 13,845 12,985
0.13%, 07/15/2026 19,542 18,351
0.13%, 10/15/2026 21,996 20,569
0.13%, 04/15/2027 20,397 18,861
0.13%, 01/15/2030 19,674 17,503
0.13%, 07/15/2030 21,087 18,687
0.13%, 01/15/2031 22,006 19,274
0.13%, 07/15/2031 21,544 18,786
0.13%, 01/15/2032 23,626 20,358
0.13%, 02/15/2051 7,711 4,711
0.13%, 02/15/2052 8,911 5,378
0.25%, 01/15/2025 19,358 18,604
0.25%, 07/15/2029 17,123 15,541
0.25%, 02/15/2050 7,975 5,131
0.38%, 07/15/2025 23,446 22,472
0.38%, 01/15/2027 14,998 14,042
0.38%, 07/15/2027 17,768 16,618
0.50%, 01/15/2028 12,624 11,763
0.63%, 01/15/2026 17,858 17,029
0.63%, 07/15/2032
(q)
24,515 22,002
0.63%, 02/15/2043 8,666 6,751
0.75%, 07/15/2028 16,182 15,256
0.75%, 02/15/2042 9,953 8,063
0.75%, 02/15/2045 11,968 9,336
0.88%, 01/15/2029 14,706 13,850
0.88%, 02/15/2047 8,304 6,526
1.00%, 02/15/2046 6,060 4,941
1.00%, 02/15/2048 5,778 4,643
1.00%, 02/15/2049 5,020 4,010
1.13%, 01/15/2033
(q)
23,498 21,908
1.25%, 04/15/2028 10,019 9,645
1.38%, 07/15/2033 9,368 8,966
1.38%, 02/15/2044 10,846 9,685
1.50%, 02/15/2053 9,076 8,133
1.63%, 10/15/2027 17,808 17,469
1.75%, 01/15/2028 7,325 7,199
2.00%, 01/15/2026 9,432 9,282
2.13%, 02/15/2040 4,597 4,711
2.13%, 02/15/2041 6,362 6,524

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.38%, 01/15/2025 $ 11,214 $ 11,085
2.38%, 01/15/2027 9,117 9,120
2.50%, 01/15/2029 7,037 7,196
3.38%, 04/15/2032 3,637 4,034
3.63%, 04/15/2028 8,775 9,347
3.88%, 04/15/2029 10,087 11,035
$ 597,432
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,070,781
TOTAL PURCHASED OPTIONS - 0.06% $ 2,088
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 188
Total Investments $ 3,533,898
Other Assets and Liabilities -  (1.18)% (41,406)
TOTAL NET ASSETS - 100.00% $ 3,492,492
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,097 or
0.35% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,595 or 0.33% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $101,747 or 2.91% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
( i ) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(l) This Senior Floating Rate Note will settle after August 31, 2023, at which time the interest rate will be determined.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security was purchased in a "to-be-announced" ("TBA") transaction.
(o) Rate shown is the discount rate of the original purchase.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$40,512 or 1.16% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $33,945 or 0.97% of net assets.
Portfolio Summary
Sector Percent
Government 30.06%
Utilities 19.70%
Financial 17.74%
Energy 10.32%
Industrial 7.46%
Consumer, Non-cyclical 4.52%
Basic Materials 3.20%
Money Market Funds 2.99%
Exchange-Traded Funds 1.67%
Consumer, Cyclical 1.07%
Mortgage Securities 0.84%
Technology 0.75%
Communications 0.60%
Asset Backed Securities 0.14%
Purchased Options 0.06%
Closed-End Funds 0.06%
Purchased Interest Rate Swaptions 0.00%
Other Assets and Liabilities
(1.18)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 2,113,250 $ 2,037,080 $ 76,170
Principal Government Money Market Fund - Institutional Class 5.18% 319,187 1,157,047 1,476,234 —
$ 319,187 $ 3,270,297 $ 3,513,314 $ 76,170
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 3,402 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 843 — — —
$ 4,245 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Avaya Holdings Corp 05/19/2023 $ 186 $ 99 0.00%
Bright Bidco 12/09/2022 331 5 0.00%
Millennium Health LLC 03/15/2016 — 3 0.00%
Millennium Health LLC 03/15/2016 — 1 0.00%
Total $ 108 0.00%
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Brent Crude Future; December
2023
(a)
N/A 63 $ 63 $ 90.00 10/27/2023 $ 82 $ 115 $ 33
Call - Brent Crude Future; June 2024
(a)
N/A 194 194 $ 100.00 04/26/2024 308 394 86
Call - Corn Future; December 2023
(a)
N/A 290 15 $ 505.00 09/25/2023 118 49 (69)
Call - LME Copper Future; June 2024
(a)
N/A 44 1 $ 10,000.00 06/06/2024 363 225 (138)
Call - Silver Future; December 2023
(a)
N/A 41 205 $ 26.00 10/27/2023 222 87 (135)
Put - 3 Month SOFR Future; December
2023
N/A 138 345 $ 94.88 10/16/2023 31 105 74
Put - 3 Month SOFR Future; December
2023
N/A 345 863 $ 95.63 10/16/2023 363 893 530
Put - 3 Month SOFR Future; December
2023
N/A 207 518 $ 95.00 10/16/2023 58 220 162
Total $ 1,545 $ 2,088 $ 543
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - LME Copper Future; June 2024
(a)
N/A 44 $ 1 $ 12,000.00 06/06/2024 $ (117) $ (49) $ 68
Put - Brent Crude Future; June 2024
(a)
N/A 39 39 $ 70.00 04/26/2024 (147) (123) 24
Put - Corn Future; December 2023
(a)
N/A 290 15 $ 450.00 09/25/2023 (34) (35) (1)
Put - 3 Month SOFR Future; December
2023
N/A 138 345 $ 95.13 10/16/2023 (62) (188) (126)
Put - 3 Month SOFR Future; December
2023
N/A 207 518 $ 95.25 10/16/2023 (104) (344) (240)
Put - 3 Month SOFR Future; December
2023
N/A 345 863 $ 95.38 10/16/2023 (232) (679) (447)
Total $ (696) $ (1,418) $ (722)
Amounts in thousands except contracts/shares.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay $ 68,775 4.50% 01/23/2024 $ 171 $ 89 $ (82)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 68,775 4.55% 01/25/2024 165 99 (66)
Total $ 336 $ 188 $ (148)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive $ 68,775 3.80% 01/23/2024 $ (73) $ (31) $ 42
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 68,775 3.85% 01/25/2024 (65) (35) 30
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 3,336 4.61% 09/06/2023 (9) (11) (2)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase Secured Overnight
Financing Rate
Pay 3,336 4.39% 09/06/2023 (9) (24) (15)
Total $ (156) $ (101) $ 55
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; June 2024 Long 33 $ 7,847 $ —
3 Month SOFR; March 2024 Long 202 47,874 (32)
30 Day Federal Funds; March 2024 Long 12 4,735 (2)
30 Day Federal Funds; October 2023 Short 12 4,732 (1)
Australia 10 Year Bond; September 2023 Long 11 828 (6)
Australia 3 Year Bond; September 2023 Short 33 2,275 (8)
Brent Crude; December 2024
(a)
Short 50 4,029 (181)
Brent Crude; December 2025
(a)
Short 23 1,763 (153)
Brent Crude; January 2024
(a)
Long 269 23,037 1,926
Brent Crude; November 2023
(a)
Long 420 36,469 858

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
California Carbon Allowance Vintage; December 2023
(a)
Long 45 $ 1,665 $ 301
Cocoa; December 2023
(a)
Short 125 4,547 (702)
Cocoa; March 2024
(a)
Short 252 9,193 (439)
Coffee 'C'; December 2023
(a)
Short 52 3,013 135
Copper; December 2023
(a)
Long 19 1,815 44
Corn; December 2023
(a)
Short 251 6,002 151
Corn; March 2024
(a)
Long 116 2,865 6
Cotton No.2; December 2023
(a)
Short 103 4,523 (332)
Cotton No.2; December 2023
(a)
Long 26 1,142 80
Cotton No.2; March 2024
(a)
Short 119 5,220 (147)
Euro Buxl 30 Year Bond; December 2023 Short 3 435 (4)
Euro Milling Wheat; December 2023
(a)
Long 413 5,296 (402)
Euro-BTP; December 2023 Short 8 1,002 (6)
Euro-Oat; December 2023 Short 7 968 (9)
Frozen Concentrated Orange Juice-A; January 2024
(a)
Short 23 1,058 (163)
Frozen Concentrated Orange Juice-A; November 2023
(a)
Short 17 812 (81)
Gasoline RBOB; January 2024
(a)
Short 59 5,862 (28)
Gasoline RBOB; January 2024
(a)
Long 1 99 6
Gasoline RBOB; October 2023
(a)
Long 50 5,388 31
Gold 100 oz ; December 2023
(a)
Long 306 60,157 (444)
Japan 10 Year Bond TSE; September 2023 Short 3 3,027 16
KC HRW Wheat; December 2023
(a)
Long 40 1,455 (66)
Lean Hogs; October 2023
(a)
Long 88 2,906 (75)
Live Cattle; December 2023
(a)
Short 91 6,727 49
Live Cattle; February 2024
(a)
Short 20 1,511 —
Live Cattle; October 2023
(a)
Short 35 2,532 (226)
LME Copper; December 2023
(a)
Long 112 23,599 368
LME Copper; October 2023
(a)
Long 7 1,472 (40)
LME Copper; September 2023
(a)
Short — — 179
LME Lead; December 2023
(a)
Long 16 888 6
LME Lead; September 2023
(a)
Long 46 2,591 144
LME Nickel; December 2023
(a)
Long 6 733 (16)
LME Nickel; October 2023
(a)
Long 9 1,090 (80)
LME Nickel; September 2023
(a)
Long 26 3,137 (220)
LME Nickel; September 2023
(a)
Short — — (32)
LME PRI Alum; December 2023
(a)
Short 42 2,328 (25)
LME PRI Alum; December 2023
(a)
Long 382 21,175 397
LME PRI Alum; December 2024
(a)
Short 94 5,536 528
LME PRI Alum; October 2023
(a)
Short 92 5,032 80
LME PRI Alum; September 2023
(a)
Short — — 66
LME PRI Alum; September 2023
(a)
Short — — (1,694)
LME Zinc; December 2023
(a)
Long 57 3,468 (46)
LME Zinc; September 2023
(a)
Long 139 8,415 (268)
LME Zinc; September 2023
(a)
Short — — (974)
Low Sulphur Gasoline; January 2024
(a)
Long 44 3,589 378
Low Sulphur Gasoline; October 2023
(a)
Long 25 2,208 (103)
Low Sulphur Gasoline; September 2023
(a)
Long 98 8,776 594
Natural Gas; January 2024
(a)
Short 311 11,927 (330)
Natural Gas; October 2023
(a)
Long 587 16,249 (549)
NY Harb ULSD; January 2024
(a)
Short 66 7,989 (58)
NY Harb ULSD; January 2024
(a)
Long 32 3,873 446
Platinum; October 2023
(a)
Long 187 9,111 257
SGX Iron Ore 62%; October 2023
(a)
Long 240 2,740 224
SGX Iron Ore 62%; September 2023
(a)
Long 145 1,687 216
Silver; December 2023
(a)
Long 134 16,624 986
Soybean Meal; December 2023
(a)
Long 235 9,494 (21)
Soybean Meal; October 2023
(a)
Long 102 4,128 (41)
Soybean Oil; December 2023
(a)
Long 322 12,071 509
Soybean; January 2024
(a)
Long 76 5,252 (103)
Soybean; November 2023
(a)
Short 65 4,448 (476)
Sugar #11; March 2024
(a)
Short 286 8,146 (1)
Sugar #11; October 2023
(a)
Long 168 4,715 747
US 10 Year Note; December 2023 Short 29 3,220 (28)
US 10 Year Ultra Note; December 2023 Short 6 697 (9)
US 2 Year Note; December 2023 Short 57 11,617 (6)
US 5 Year Note; December 2023 Long 10 1,069 8
US Long Bond; December 2023 Short 17 2,069 (32)
Wheat; December 2023
(a)
Long 244 7,344 (345)
Wheat; December 2023
(a)
Short 108 3,251 867
Wheat; March 2024
(a)
Long 12 377 (18)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
WTI Crude; January 2024
(a)
Short 724 $ 59,064 $ (1,427)
WTI Crude; November 2023
(a)
Long 240 19,910 2,936
WTI Crude; October 2023
(a)
Long 284 23,751 796
WTI Crude; October 2023
(a)
Short 120 10,036 (357)
Total $ 3,529
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
BNP Paribas 09/05/2023 $ 1,976 EUR 1,792 $ 33 $ —
Deutsche Bank AG 09/20/2023 $ 1,681 JPY 239,749 29 —
JPMorgan Chase 09/05/2023 EUR 1,772 $ 1,938 — (17)
JPMorgan Chase 10/03/2023 $ 1,941 EUR 1,772 17 —
Morgan Stanley & Co 09/05/2023 GBP 70 $ 89 — —
Morgan Stanley & Co 09/20/2023 JPY 230,285 $ 1,681 — (94)
Morgan Stanley & Co 10/03/2023 $ 89 GBP 70 — —
Toronto Dominion Bank 09/05/2023 $ 117 GBP 91 2 —
Toronto Dominion Bank 09/05/2023 $ 154 JPY 21,733 5 —
Total $ 86 $ (111)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
1 Day Euro Short Term Rate Receive 3.23% Annual Annual N/A 07/29/2025 EUR 3,233 $ (5) $ — $ (5)
Canadian Overnight Repo Rate Average Pay 4.40% Annual Annual N/A 07/20/2026 CAD 1,616 (5) — (5)
Canadian Overnight Repo Rate Average Receive 3.57% Annual Annual N/A 07/20/2033 529 7 (1) 6
Canadian Overnight Repo Rate Average Pay 4.38% Annual Annual N/A 07/20/2026 1,615 (6) 1 (5)
Canadian Overnight Repo Rate Average Receive 3.57% Annual Annual N/A 07/20/2033 529 7 (1) 6
Canadian Overnight Repo Rate Average Receive 3.40% Annual Annual N/A 06/15/2053 468 7 — 7
Canadian Overnight Repo Rate Average Pay 3.54% Annual Annual N/A 06/15/2033 1,054 (16) — (16)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 $ 7,805 (6) — (6)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.56% Annual Annual N/A 04/13/2028 1,505 (2) — (2)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 6,725 33 — 33
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.41% Annual Annual N/A 06/02/2028 2,000 11 — 11
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.80% Annual Annual N/A 08/15/2053 EUR 95 2 1 3
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.78% Annual Annual N/A 08/15/2053 95 2 — 2
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.81% Annual Annual N/A 08/15/2053 111 3 — 3
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.82% Annual Annual N/A 08/15/2053 111 3 1 4
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 2.86% Annual Annual N/A 08/15/2053 45 (2) — (2)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 50 (6) (1) (7)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.44% Annual Annual N/A 05/15/2033 1,335 (11) — (11)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 2.41% Annual Annual N/A 05/15/2028 1,335 6 — 6
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.70% Annual Annual N/A 04/15/2053 50 — — —
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.64% Annual Annual N/A 03/15/2053 50 (2) — (2)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.69% Annual Annual N/A 03/15/2053 45 (1) — (1)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2023
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.75% Annual Annual N/A 05/15/2053 EUR 55 $ 1 $ — $ 1
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 200 (24) (1) (25)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 105 8 — 8
Secured Overnight Financing Rate Pay 4.18% Annual Annual N/A 08/28/2025 $ 3,336 (38) — (38)
Secured Overnight Financing Rate Pay 4.10% Annual Annual N/A 08/25/2025 1,668 (22) — (22)
Secured Overnight Financing Rate Pay 4.13% Annual Annual N/A 08/25/2025 1,735 (22) — (22)
Secured Overnight Financing Rate Pay 4.11% Annual Annual N/A 08/24/2025 1,668 (21) — (21)
Secured Overnight Financing Rate Pay 4.15% Annual Annual N/A 08/24/2025 1,735 (21) — (21)
Secured Overnight Financing Rate Pay 4.43% Annual Annual N/A 09/05/2025 3,336 (21) — (21)
Secured Overnight Financing Rate Pay 4.05% Annual Annual N/A 08/16/2025 3,469 (50) — (50)
Secured Overnight Financing Rate Receive 4.79% Annual Annual N/A 08/04/2025 13,892 13 — 13
Secured Overnight Financing Rate Pay 4.19% Annual Annual N/A 07/29/2025 3,653 (2) — (2)
Secured Overnight Financing Rate Pay 4.30% Annual Annual N/A 09/05/2025 3,336 (29) — (29)
Tokyo Overnight  Average Rate Receive 0.90% Annual Annual N/A 02/15/2033 JPY 32,200 (4) 1 (3)
Tokyo Overnight  Average Rate Receive 0.89% Annual Annual N/A 02/15/2033 32,200 (4) 1 (3)
Tokyo Overnight  Average Rate Receive 0.92% Annual Annual N/A 02/15/2033 93,270 (13) 2 (11)
Tokyo Overnight  Average Rate Receive 0.90% Annual Annual N/A 02/15/2033 64,401 (8) 1 (7)
Total $ (238) $ 4 $ (234)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts) Value and Unrealized
Bank of America
NA
Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
87,320 Receive UST 13 Week Bill High
Discount Rate + 0.25%
Monthly 05/01/2024 $ 80,138 $ — $ — $ (50)
Bank of America
NA
Refinitiv / CoreCommodity
CRB(R) Index Total
Return
(a)
132,189 Receive UST 13 Week Bill High
Discount Rate + 0.21%
Monthly 05/01/2024 41,670 — — (46)
Citigroup Inc Refinitiv / CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
113,352 Receive UST 13 Week Bill High
Discount Rate + 0.24%
Monthly 05/01/2024 104,029 — — (64)
Citigroup Inc Refinitiv / CoreCommodity
CRB(R) Index Total
Return
(a)
119,517 Receive UST 13 Week Bill High
Discount Rate + 0.21%
Monthly 05/01/2024 37,676 — — (42)
Total $ — $ — $ (202)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .36 % Shares Held Value (000's)
Money Market Funds - 2 .36%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
1,804,899 $ 1,805
TOTAL INVESTMENT COMPANIES $ 1,805
COMMON STOCKS - 97 .35 % Shares Held Value (000's)
Advertising - 1 .81%
Interpublic Group of Cos Inc/The 42,221 $ 1,378
Automobile Parts & Equipment - 2 .49%
Autoliv Inc 19,469 1,900
Banks - 3 .80%
Bank OZK 31,675 1,272
Cullen/Frost Bankers Inc 17,206 1,627
$ 2,899
Building Materials - 3 .76%
Lennox International Inc 7,632 2,875
Chemicals - 2 .31%
FMC Corp 20,483 1,766
Commercial Services - 2 .75%
Morningstar Inc 9,032 2,101
Computers - 2 .06%
Amdocs Ltd 17,615 1,571
Consumer Products - 5 .55%
Avery Dennison Corp 12,803 2,412
WD-40 Co 8,476 1,821
$ 4,233
Diversified Financial Services - 1 .97%
Hamilton Lane Inc 16,252 1,508
Electric - 2 .55%
Alliant Energy Corp 38,761 1,945
Electrical Components & Equipment - 2 .38%
Littelfuse Inc 6,811 1,819
Food - 1 .03%
Simply Good Foods Co/The
(c)
21,850 788
Hand & Machine Tools - 7 .09%
Lincoln Electric Holdings Inc 13,796 2,655
MSA Safety Inc 2,104 384
Snap-on Inc 8,832 2,373
$ 5,412
Healthcare - Products - 8 .23%
Bio-Techne Corp 26,783 2,100
Inspire Medical Systems Inc
(c)
1,156 262
STERIS PLC 11,137 2,558
Teleflex Inc 6,403 1,362
$ 6,282
Healthcare - Services - 2 .17%
Universal Health Services Inc 12,310 1,658
Insurance - 5 .26%
Fidelity National Financial Inc 47,770 1,978
Kinsale Capital Group Inc 2,666 1,063
Markel Group Inc
(c)
660 976
$ 4,017
Internet - 1 .09%
Rightmove PLC 118,031 835
Leisure Products & Services - 6 .60%
Brunswick Corp/DE 25,744 2,037
Peloton Interactive Inc
(c)
14,022 89
YETI Holdings Inc
(c)
58,403 2,918
$ 5,044
Machinery - Diversified - 3 .34%
Nordson Corp 10,435 2,548
Media - 0 .83%
Cable One Inc 975 634
Oil & Gas - 4 .81%
Coterra Energy Inc 45,048 1,270
Helmerich & Payne Inc 27,900 1,116
HF Sinclair Corp 23,432 1,290
$ 3,676
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .08%
Alexandria Real Estate Equities Inc 13,882 $ 1,615
Equity LifeStyle Properties Inc 24,400 1,634
Essential Properties Realty Trust Inc 22,071 530
Terreno Realty Corp 26,809 1,632
$ 5,411
Retail - 2 .70%
Tractor Supply Co 9,427 2,060
Semiconductors - 2 .63%
Teradyne Inc 18,589 2,005
Software - 7 .89%
Cloudflare Inc
(c)
8,974 584
Fair Isaac Corp
(c)
2,949 2,668
HubSpot Inc
(c)
1,557 851
Tyler Technologies Inc
(c)
4,848 1,931
$ 6,034
Transportation - 3 .09%
Expeditors International of Washington Inc 20,230 2,361
Water - 2 .08%
Essential Utilities Inc 43,122 1,591
TOTAL COMMON STOCKS $ 74,351
Total Investments $ 76,156
Other Assets and Liabilities -  0.29% 219
TOTAL NET ASSETS - 100.00% $ 76,375
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 19 .73%
Industrial 19 .66%
Financial 18 .11%
Technology 12 .58%
Consumer, Cyclical 11 .79%
Energy 4 .81%
Utilities 4 .63%
Communications 3 .73%
Money Market Funds 2 .36%
Basic Materials 2 .31%
Other Assets and Liabilities
0 .29%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
August 31, 2023
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 21,226 $ 19,421 $ 1,805
Principal Government Money Market Fund - Institutional Class 5.18% 1,662 7,244 8,906 —
$ 1,662 $ 28,470 $ 28,327 $ 1,805
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 59 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 18 — — —
$ 77 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 24.10% Shares Held Value (000's)
Closed-End Funds - 0.31%
Apollo Tactical Income Fund Inc 13,886 $ 184
Ares Dynamic Credit Allocation Fund Inc 6,383 81
BlackRock Debt Strategies Fund Inc 9,085 93
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 82
First Trust Senior Floating Rate Income Fund II 8,544 87
Franklin Universal Trust 13,711 93
Invesco Municipal Opportunity Trust 10,284 93
Invesco Senior Income Trust 20,396 79
Nuveen AMT-Free Municipal Credit Income Fund 13,773 154
Nuveen AMT-Free Quality Municipal Income Fund 5,971 62
Nuveen Credit Strategies Income Fund 33,083 168
Nuveen Municipal Credit Income Fund 13,761 156
Saba Capital Income & Opportunities Fund 10,973 87
$ 1,419
Exchange-Traded Funds - 4.30%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
21,575 318
iShares 0-5 Year TIPS Bond ETF 49,175 4,792
iShares Broad USD High Yield Corporate Bond
ETF
34,000 1,205
iShares Core MSCI Emerging Markets ETF 10,800 530
iShares Floating Rate Bond ETF 94,050 4,784
iShares MSCI EAFE Value ETF 11,250 556
iShares Russell 2000 ETF 712 134
iShares Russell 2000 Growth ETF 9,228 2,221
iShares Russell 2000 Value ETF 337 49
iShares Short Treasury Bond ETF 43,250 4,779
$ 19,368
Money Market Funds - 19.49%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
5.25%
(a),(b)
2,829,434 2,829
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c)
85,032,547 85,033
$ 87,862
TOTAL INVESTMENT COMPANIES $ 108,649
COMMON STOCKS - 38.34% Shares Held Value (000's)
Advertising - 0.11%
Hakuhodo DY Holdings Inc 9,500 $ 90
Interpublic Group of Cos Inc/The
(d)
2,216 72
Omnicom Group Inc
(d)
929 75
Publicis Groupe SA 257 20
Taboola.com Ltd
(e)
22,059 83
WPP PLC 17,716 172
$ 512
Aerospace & Defense - 0.42%
Airbus SE 660 97
Boeing Co/The
(d),(e)
380 85
General Dynamics Corp
(d)
1,391 315
Howmet Aerospace Inc
(d)
3,148 156
Lockheed Martin Corp
(d)
935 419
Northrop Grumman Corp
(d)
621 269
RTX Corp 1,165 100
Spirit AeroSystems Holdings Inc 2,707 58
Thales SA 1,254 183
TransDigm Group Inc
(d),(e)
250 226
$ 1,908
Agriculture - 0.09%
Altria Group Inc
(d)
1,094 48
Archer-Daniels-Midland Co
(d)
1,590 126
Philip Morris International Inc
(d)
2,564 247
$ 421
Airlines - 0.32%
Air Canada
(e)
3,100 52
American Airlines Group Inc
(d),(e)
28,181 415
ANA Holdings Inc
(e)
15,100 341
Delta Air Lines Inc
(d),(f)
10,227 439
COMMON STOCKS (continued) Shares Held Value (000’s)
Airlines (continued)
Deutsche Lufthansa AG
(e)
11,476 $ 102
Japan Airlines Co Ltd 4,800 99
$ 1,448
Apparel - 0.26%
Carter's Inc 782 56
Crocs Inc
(e)
510 50
Deckers Outdoor Corp
(e)
86 46
Kering SA 305 163
Kontoor Brands Inc 1,124 52
LVMH Moet Hennessy Louis Vuitton SE 70 59
NIKE Inc
(d),(f)
4,026 409
Ralph Lauren Corp
(d)
793 93
Steven Madden Ltd 3,115 107
Tapestry Inc
(d)
3,792 126
$ 1,161
Automobile Manufacturers - 0.64%
Blue Bird Corp
(e)
2,934 64
Cummins Inc 50 12
Ferrari NV 509 161
General Motors Co
(d)
5,270 177
Honda Motor Co Ltd 16,300 527
Isuzu Motors Ltd 5,800 74
Mazda Motor Corp 17,900 186
Nissan Motor Co Ltd 43,800 186
PACCAR Inc
(d),(f)
6,711 553
REV Group Inc 4,211 57
Rivian Automotive Inc
(e)
1,089 25
Subaru Corp 3,500 67
Tesla Inc
(e),(f)
1,042 269
Volvo AB - B Shares 12,623 254
Volvo Car AB
(e)
72,112 274
Zapp Electric Vehicles Group Ltd - Warrants
(e)
1,167 —
$ 2,886
Automobile Parts & Equipment - 0.16%
BorgWarner Inc
(d)
7,611 310
Cie Generale des Etablissements Michelin SCA 5,574 174
Dana Inc 2,698 44
Gentherm Inc
(e)
1,234 74
Visteon Corp
(e)
293 41
XPEL Inc
(e)
1,030 86
$ 729
Banks - 0.98%
Bank of America Corp
(d)
4,949 142
Bank OZK 1,569 63
Banner Corp 720 31
Cadence Bank 4,637 106
Citizens Financial Group Inc 250 7
Columbia Banking System Inc 2,840 58
Computershare Ltd 9,319 152
DBS Group Holdings Ltd 5,200 128
DNB Bank ASA 11,793 233
Fifth Third Bancorp 413 11
First Citizens BancShares Inc/NC 80 109
First Hawaiian Inc 3,063 58
First Horizon Corp 6,166 77
First Interstate BancSystem Inc 2,329 60
FNB Corp/PA 4,523 53
Goldman Sachs Group Inc/The
(d)
399 131
Home BancShares Inc/AR 3,032 67
Home Capital Group Inc 7,885 258
HSBC Holdings PLC 21,950 162
ING Groep NV 15,858 225
JPMorgan Chase & Co
(d),(f)
2,916 427
KeyCorp
(d)
4,890 55
M&T Bank Corp 1,675 209
Mizuho Financial Group Inc 9,000 148
Morgan Stanley 221 19
OFG Bancorp 1,358 41
Old National Bancorp/IN 3,963 60

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
(d)
352 $ 43
Sandy Spring Bancorp Inc 2,172 48
Shizuoka Financial Group Inc 10,400 85
Skandinaviska Enskilda Banken AB 9,868 114
Standard Chartered PLC 26,786 241
Stellar Bancorp Inc 2,079 44
Sumitomo Mitsui Financial Group Inc 4,300 197
Sumitomo Mitsui Trust Holdings Inc 800 30
Truist Financial Corp 685 21
UBS Group AG 7,711 204
United Community Banks Inc/GA 1,848 50
United Overseas Bank Ltd 4,500 95
US Bancorp
(d)
2,695 98
Veritex Holdings Inc 2,260 43
$ 4,403
Beverages - 0.38%
Brown-Forman Corp - B Shares
(f)
4,204 278
Celsius Holdings Inc
(e)
311 61
Coca-Cola Co/The
(d),(f)
6,879 411
Coca-Cola HBC AG
(e)
9,253 267
Constellation Brands Inc
(d)
242 63
Keurig Dr Pepper Inc
(d)
3,456 116
Kirin Holdings Co Ltd 1,100 15
Molson Coors Beverage Co
(d)
1,045 66
Monster Beverage Corp
(e)
822 47
PepsiCo Inc
(d),(f)
2,074 370
$ 1,694
Biotechnology - 1.93%
Abcam PLC ADR
(e)
41,254 933
Akouos Inc - Contingent Value Rights
(e),(g)
4,410 3
Amgen Inc
(d)
1,182 303
Biogen Inc
(d),(e)
949 254
Blueprint Medicines Corp
(e)
355 18
Celldex Therapeutics Inc
(e)
1,956 55
Cytokinetics Inc
(e)
1,495 52
EQRx Inc
(e)
169,532 388
Gilead Sciences Inc
(d)
3,264 250
Halozyme Therapeutics Inc
(e)
1,554 66
Horizon Therapeutics Plc
(e),(f)
29,085 3,279
Illumina Inc
(e)
95 16
Immunocore Holdings PLC ADR
(e)
423 24
Incyte Corp
(e)
50 3
Intellia Therapeutics Inc
(e)
404 15
Intra-Cellular Therapies Inc
(e)
568 32
Kymera Therapeutics Inc
(e)
1,220 23
Nuvalent Inc
(e)
1,023 47
Prothena Corp PLC
(e)
269 14
PTC Therapeutics Inc
(e)
481 19
Regeneron Pharmaceuticals Inc
(d),(e)
141 116
REVOLUTION Medicines Inc
(e)
525 18
Rocket Pharmaceuticals Inc
(e)
626 10
Royalty Pharma PLC
(f)
1,786 53
Sage Therapeutics Inc
(e)
769 15
Seagen Inc
(e),(f)
11,951 2,463
United Therapeutics Corp
(e)
339 76
Vertex Pharmaceuticals Inc
(e),(f)
423 147
$ 8,692
Building Materials - 0.50%
AGC Inc 3,300 116
AZEK Co Inc/The
(e)
1,872 64
Builders FirstSource Inc
(e),(f)
295 43
Carrier Global Corp
(d),(f)
4,716 271
Cemex SAB de CV ADR
(e)
24,056 192
Cie de Saint-Gobain SA 3,791 247
CRH PLC 3,281 189
CRH PLC 1,093 63
James Hardie Industries PLC
(e)
3,535 106
Lennox International Inc 489 184
Masco Corp
(d)
849 50
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Masonite International Corp
(e)
648 $ 66
Nibe Industrier AB 6,385 48
Sika AG 459 130
Trane Technologies PLC 1,453 298
Vulcan Materials Co
(f)
250 54
Wienerberger AG 5,386 148
$ 2,269
Chemicals - 0.89%
Brenntag SE 2,702 219
Cabot Corp 893 65
Celanese Corp
(f)
47 6
CF Industries Holdings Inc
(d)
3,904 301
Dow Inc
(d)
1,718 94
DSM-Firmenich AG 1,628 151
DuPont de Nemours Inc
(d)
2,660 205
Ecolab Inc
(d)
541 99
Element Solutions Inc 3,989 82
FMC Corp 845 73
International Flavors & Fragrances Inc
(f)
20,700 1,458
Linde PLC 1,274 493
Livent Corp
(e)
2,336 50
LyondellBasell Industries NV 531 52
Mativ Holdings Inc 3,870 63
Minerals Technologies Inc 1,143 70
Mosaic Co/The
(d)
6,424 250
PPG Industries Inc 497 70
Quaker Chemical Corp 396 70
RPM International Inc 145 14
Sherwin-Williams Co/The 451 123
$ 4,008
Coal - 0.29%
Teck Resources Ltd 31,600 1,306
Commercial Services - 1.20%
Adtalem Global Education Inc
(e)
1,561 68
AMN Healthcare Services Inc
(e)
707 62
Aramark 1,160 43
Automatic Data Processing Inc
(d)
636 162
Babcock International Group PLC
(e)
46,851 229
Block Inc
(e),(f)
1,406 81
Bureau Veritas SA 9,042 242
Cintas Corp
(d)
352 178
Clarivate PLC
(e),(f)
8,101 60
CoreCivic Inc
(e)
5,548 60
CoStar Group Inc
(e)
821 67
Cross Country Healthcare Inc
(e)
1,391 36
Deluxe Corp 1,743 35
Edenred 92 6
Escrow Altegrity Inc NPV
(e)
598,640 1,377
European Wax Center Inc
(e)
1,480 26
FleetCor Technologies Inc
(d),(e),(f)
2,371 644
Gartner Inc
(d),(e)
29 10
GMO Payment Gateway Inc 1,800 114
H&R Block Inc 2,949 118
IDP Education Ltd 3,637 58
Insperity Inc 807 82
Laureate Education Inc 5,516 77
Loomis AB 1,617 43
MarketAxess Holdings Inc 19 5
Medifast Inc 386 33
Monro Inc 1,350 44
Moody's Corp 152 51
PayPal Holdings Inc
(d),(e),(f)
2,155 134
Persol Holdings Co Ltd 4,100 70
PROG Holdings Inc
(e)
1,720 59
QinetiQ Group PLC 36,297 153
Recruit Holdings Co Ltd 5,100 182
Remitly Global Inc
(e)
2,433 61
Robert Half Inc
(d)
2,402 178
S&P Global Inc
(d)
325 127

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Shift4 Payments Inc
(e)
1,074 $ 61
TriNet Group Inc
(e)
758 84
Triton International Ltd 4 —
U-Haul Holding Co 1,539 82
United Rentals Inc
(f)
220 105
Verisk Analytics Inc
(d)
335 81
$ 5,388
Computers - 1.08%
Accenture PLC - Class A
(f)
965 313
Apple Inc
(d),(f)
14,561 2,736
BayCurrent Consulting Inc 1,900 65
Bechtle AG 447 22
CGI Inc
(e)
400 42
Cognizant Technology Solutions Corp
(f)
764 54
CyberArk Software Ltd
(e)
313 52
DXC Technology Co
(d),(e)
1,987 41
EPAM Systems Inc
(e)
36 9
ExlService Holdings Inc
(e)
2,433 71
Fortinet Inc
(e),(f)
248 15
Genpact Ltd 1,111 41
Hewlett Packard Enterprise Co
(d)
12,184 207
HP Inc
(d)
4,958 147
International Business Machines Corp
(d)
842 124
Leidos Holdings Inc 930 91
NEC Corp 4,300 227
NetApp Inc
(d)
1,638 126
Otsuka Corp 1,700 76
SCSK Corp 10,600 184
Seagate Technology Holdings PLC 2,508 177
Zscaler Inc
(e),(f)
245 38
$ 4,858
Consumer Products - 0.12%
Church & Dwight Co Inc
(f)
562 54
Helen of Troy Ltd
(e)
553 68
Kimberly-Clark Corp
(d)
1,729 223
Reckitt Benckiser Group PLC 2,790 201
$ 546
Cosmetics & Personal Care - 0.28%
Colgate-Palmolive Co
(d)
3,743 275
Edgewell Personal Care Co 1,444 56
elf Beauty Inc
(e)
740 103
Kenvue Inc
(d)
13,369 308
Procter & Gamble Co/The
(d)
2,900 447
Unilever PLC 1,755 90
$ 1,279
Distribution & Wholesale - 0.37%
Copart Inc
(e)
5,307 238
Fastenal Co
(f)
2,074 120
Ferguson PLC 72 12
LKQ Corp
(d)
2,763 145
MRC Global Inc
(e)
8,798 82
Pool Corp
(d)
254 93
Rush Enterprises Inc - Class A 1,075 44
Sumitomo Corp 9,500 195
Toyota Tsusho Corp 4,600 274
WW Grainger Inc
(d),(f)
640 457
$ 1,660
Diversified Financial Services - 0.98%
4L Technologies
(e)
24,306 1
AerCap Holdings NV
(e)
1,098 68
Air Lease Corp 1,416 58
American Express Co
(d)
1,590 251
Ameriprise Financial Inc 18 6
BlackRock Inc
(d)
249 174
Bread Financial Holdings Inc 1,636 61
Capital One Financial Corp 292 30
Cboe Global Markets Inc 195 29
Charles Schwab Corp/The
(d)
5,560 330
CME Group Inc
(d)
287 58
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
(e)
315 $ 158
Daiwa Securities Group Inc 5,000 28
Element Comm Aviation
(e),(g),(h)
280 —
Enova International Inc
(e)
1,529 77
Federal Agricultural Mortgage Corp 427 72
Focus Financial Partners Inc
(e)
2,055 109
Franklin Resources Inc
(d)
5,683 152
Futu Holdings Ltd ADR
(e),(f)
4,045 241
Hamilton Lane Inc 790 73
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,447 32
Intercontinental Exchange Inc
(d)
784 93
Invesco Ltd 180 3
Mastercard Inc
(d),(f)
1,084 447
Nasdaq Inc
(d)
3,441 181
Navient Corp 2,903 51
PJT Partners Inc 594 47
PRA Group Inc
(e)
2,416 47
Radian Group Inc 2,693 73
Raymond James Financial Inc 915 96
Singapore Exchange Ltd 1,000 7
T Rowe Price Group Inc
(d)
1,037 116
Tradeweb Markets Inc 1,653 143
Visa Inc
(d),(f)
4,244 1,043
Voya Financial Inc 1,054 73
$ 4,428
Electric - 0.35%
AES Corp/The 2,620 47
Ameresco Inc
(e)
898 39
Chubu Electric Power Co Inc 13,900 185
CMS Energy Corp
(f)
352 20
Consolidated Edison Inc
(d)
3,258 290
Constellation Energy Corp
(d)
522 54
Duke Energy Corp 1,041 92
Edison International 1,141 79
Entergy Corp
(d)
445 42
Exelon Corp 2,814 113
Iberdrola SA 12,658 150
NextEra Energy Inc 57 4
NRG Energy Inc
(d)
6,916 260
PG&E Corp
(e)
831 14
Portland General Electric Co 1,214 53
PPL Corp
(f)
1,239 31
Public Service Enterprise Group Inc
(d)
1,374 84
$ 1,557
Electrical Components & Equipment - 0.21%
Acuity Brands Inc 137 22
AMETEK Inc
(d),(f)
2,141 342
Emerson Electric Co
(d)
3,425 336
Energizer Holdings Inc 1,819 62
Novanta Inc
(e)
441 74
Signify NV
(i)
4,288 121
$ 957
Electronics - 0.50%
Agilent Technologies Inc 520 63
Amphenol Corp
(d)
2,966 262
Assa Abloy AB 5,286 119
Brady Corp 1,338 67
CTS Corp 1,491 67
Flex Ltd
(e)
2,077 57
Fortive Corp
(d)
1,170 92
Garmin Ltd
(f)
1,035 110
Honeywell International Inc 1,008 189
Keysight Technologies Inc
(d),(e)
1,388 185
Mettler-Toledo International Inc
(d),(e)
87 106
National Instruments Corp 3,274 195
NIDEC CORP 2,700 141
RS GROUP PLC 11,229 108
Shimadzu Corp 2,600 76

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
TE Connectivity Ltd 475 $ 63
TTM Technologies Inc
(e)
4,612 69
Yokogawa Electric Corp 13,300 263
$ 2,232
Energy - Alternate Sources - 0.02%
First Solar Inc
(e)
153 29
Shoals Technologies Group Inc
(e)
2,841 56
SolarEdge Technologies Inc
(e)
168 27
$ 112
Engineering & Construction - 0.19%
Aeroports de Paris 286 38
Fluor Corp
(e)
1,978 69
Jacobs Solutions Inc 442 60
John Wood Group PLC
(e)
94,827 191
Kajima Corp 8,200 137
Lendlease Corp Ltd 9,733 49
Vinci SA 1,055 118
WSP Global Inc 1,400 196
$ 858
Entertainment - 0.12%
Caesars Entertainment Inc
(d),(e)
4,278 237
Genting Singapore Ltd 148,800 96
Liberty Media Corp-Liberty Live
(e)
35 1
Live Nation Entertainment Inc
(e),(f)
1,750 148
Lottery Corp Ltd/The 20,639 67
$ 549
Environmental Control - 0.16%
Casella Waste Systems Inc
(e)
603 48
Pentair PLC 4,057 285
Republic Services Inc
(d),(f)
1,812 261
Waste Connections Inc
(f)
794 109
$ 703
Food - 0.75%
AAK AB 6,814 126
Campbell Soup Co
(d)
2,043 85
Conagra Brands Inc
(d)
3,025 90
Empire Co Ltd 2,300 60
General Mills Inc
(d),(f)
1,792 121
George Weston Ltd 2,000 222
Hershey Co/The
(d),(f)
1,066 229
J M Smucker Co/The
(d)
863 125
Jeronimo Martins SGPS SA 6,061 155
Kellogg Co
(d)
5,964 364
Kraft Heinz Co/The
(d)
5,534 183
Kroger Co/The
(f)
4,823 224
Lamb Weston Holdings Inc 566 55
Mondelez International Inc
(d),(f)
5,792 413
Mowi ASA 3,147 57
Nestle SA 105 13
Salmar ASA 1,301 64
Sysco Corp
(d)
1,847 129
Tate & Lyle PLC 21,393 191
Tesco PLC 100,266 337
TreeHouse Foods Inc
(e)
974 45
Tyson Foods Inc 1,577 84
$ 3,372
Food Service - 0.14%
Compass Group PLC 3,789 95
Sovos Brands Inc
(e),(f)
24,526 550
$ 645
Forest Products & Paper - 0.07%
International Paper Co
(d)
4,084 143
Smurfit Kappa Group PLC 4,579 192
$ 335
Gas - 0.12%
Atmos Energy Corp 605 70
New Jersey Resources Corp 1,696 72
Spire Inc 1,101 64
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas (continued)
Tokyo Gas Co Ltd 15,400 $ 356
$ 562
Hand & Machine Tools - 0.10%
Kennametal Inc 2,452 65
Makita Corp 1,600 44
Snap-on Inc
(d)
972 261
Techtronic Industries Co Ltd 6,328 62
$ 432
Healthcare - Products - 1.31%
Abbott Laboratories 193 20
ABIOMED Inc - Contingent Value Rights
(e),(g)
692 1
Alcon Inc 2,651 221
Align Technology Inc
(e),(f)
350 130
Allurion Technologies Inc - Warrants
(e)
931 1
Artivion Inc
(e)
4,251 72
Avantor Inc
(e)
1,903 41
Baxter International Inc
(d)
10,061 409
Boston Scientific Corp
(e)
243 13
Cochlear Ltd 326 57
Danaher Corp
(d)
1,147 304
DENTSPLY SIRONA Inc
(d)
11,137 413
DiaSorin SpA 419 44
Exact Sciences Corp
(e)
775 65
GE HealthCare Technologies Inc
(d)
7,200 507
Glaukos Corp
(e)
547 41
Hologic Inc
(d),(e)
3,099 232
Inari Medical Inc
(e)
638 43
Inspire Medical Systems Inc
(e)
285 65
Insulet Corp
(e)
236 45
Intuitive Surgical Inc
(d),(e),(f)
1,474 461
Koninklijke Philips NV
(e)
10,648 239
Lantheus Holdings Inc
(e)
624 43
Medtronic PLC 1,384 112
NuVasive Inc
(e)
19,905 791
Omnicell Inc
(e)
1,833 104
PROCEPT BioRobotics Corp
(e)
976 33
Revvity Inc
(d)
1,526 179
Shockwave Medical Inc
(e)
188 41
SI-BONE Inc
(e)
2,757 63
Smith & Nephew PLC 14,175 191
Stryker Corp
(d),(f)
1,348 383
Sysmex Corp 900 48
Teleflex Inc 202 43
Thermo Fisher Scientific Inc
(f)
201 112
West Pharmaceutical Services Inc
(d),(f)
318 129
Zimmer Biomet Holdings Inc
(d)
1,655 197
$ 5,893
Healthcare - Services - 0.87%
Acadia Healthcare Co Inc
(e)
618 48
agilon health Inc
(e)
1,669 30
Amedisys Inc
(e),(f)
15,403 1,444
Centene Corp
(d),(e),(f)
4,910 303
DaVita Inc
(d),(e)
1,447 148
Elevance Health Inc 53 23
Encompass Health Corp 619 44
Fresenius Medical Care AG & Co KGaA 3,119 150
Fresenius SE & Co KGaA 173 6
HCA Healthcare Inc
(d)
640 177
Humana Inc 186 86
IQVIA Holdings Inc
(d),(e)
348 77
Medibank Pvt Ltd 20,629 49
Molina Healthcare Inc
(d),(e),(f)
831 258
Quest Diagnostics Inc 680 89
Syneos Health Inc
(e)
9,256 396
UnitedHealth Group Inc
(d),(f)
1,207 575
$ 3,903

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified - 3.35%
7GC & Co Holdings Inc
(e)
3,836 $ 40
Achari Ventures Holdings Corp I - Warrants
(e)
3,610 —
Aimfinity Investment Corp I
(e)
2,172 23
Alchemy Investments Acquisition Corp 1
(e)
6,215 64
Alchemy Investments Acquisition Corp 1 - Warrants
(e)
3,107 1
Alpha Partners Technology Merger Corp
(e)
4,617 49
Alpha Star Acquisition Corp
(e)
5,959 65
AltC Acquisition Corp
(e)
2,650 27
AltEnergy Acquisition Corp - Warrants
(e)
449 —
Amprius Technologies Inc - Warrants
(e)
3,707 1
AP Acquisition Corp
(e)
4,013 44
Apollo Strategic Growth Capital II
(e)
26,575 279
APx Acquisition Corp I
(e)
5,645 61
Ares Acquisition Corp - A Shares
(e)
29,668 317
Ares Acquisition Corp - Warrants
(e)
1,716 1
Ares Acquisition Corp II
(e)
31,926 327
Ares Acquisition Corp II - Warrants
(e)
5,632 2
Arisz Acquisition Corp
(e)
5,853 63
Arrowroot Acquisition Corp
(e)
4,188 44
Arrowroot Acquisition Corp - Warrants
(e)
1,824 —
Artemis Strategic Investment Corp
(e)
2,670 28
ARYA Sciences Acquisition Corp IV
(e)
6,559 70
Athena Consumer Acquisition Corp - Warrants
(e)
299 —
Aura FAT Projects Acquisition Corp
(e)
6,767 73
Aurora Technology Acquisition Corp
(e)
8,996 98
Bannix Acquisition Corp
(e)
293 3
Battery Future Acquisition Corp
(e)
13,476 146
Beard Energy Transition Acquisition Corp
(e)
29,801 316
BioPlus Acquisition Corp
(e)
28,666 310
Blue Ocean Acquisition Corp
(e)
15,225 163
Blue World Acquisition Corp
(e)
2,366 26
Bowen Acquisition Corp
(e)
3,937 40
Bridgetown Holdings Ltd
(e)
4,069 42
Bukit Jalil Global Acquisition 1 Ltd
(e)
2,239 23
Bukit Jalil Global Acquisition 1 Ltd
(e)
2,405 25
byNordic Acquisition Corp
(e)
2,944 32
BYTE Acquisition Corp - Warrants
(e)
42,462 11
C5 Acquisition Corp
(e)
8,380 91
Canna-Global Acquisition Corp
(e)
1,481 16
Capitalworks Emerging Markets Acquisition Corp
(e)
3,640 39
CARTESIAN GROWTH CORP II
(e)
2,344 25
CARTESIAN GROWTH CORP II - Warrants
(e)
781 —
Cartica Acquisition Corp
(e)
2,444 26
Cetus Capital Acquisition Corp
(e)
2,661 28
Cetus Capital Acquisition Corp - Warrants
(e)
8,878 1
CF Acquisition Corp IV
(e)
7,902 83
CF Acquisition Corp VII
(e)
14,669 156
Chenghe Acquisition Co
(e)
4,839 52
Churchill Capital Corp V
(e)
3,596 37
Churchill Capital Corp VII
(e)
68,957 719
Clean Earth Acquisitions Corp
(e)
9,832 103
Clean Energy Special Situations Corp
(e)
9,723 101
Coliseum Acquisition Corp
(e)
8,165 87
Compass Digital Acquisition Corp
(e)
7,909 83
Concord Acquisition Corp II
(e)
8,795 90
Crown PropTech Acquisitions
(e)
19 —
CSLM Acquisition Corp
(e)
9,208 98
DHC Acquisition Corp
(e)
3,144 33
Direct Selling Acquisition Corp
(e)
3,078 33
Distoken Acquisition Corp
(e)
6,122 64
DUET Acquisition Corp
(e)
3,516 37
Dune Acquisition Corp
(e)
3,911 39
EF Hutton Acquisition Corp I
(e)
3,471 36
Embrace Change Acquisition Corp
(e)
2,707 29
Enphys Acquisition Corp
(e)
42,178 441
ESGEN Acquisition Corp - Warrants
(e)
524 —
ESH Acquisition Corp
(e)
5,825 59
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
ESH Acquisition Corp - Rights
(e)
5,825 $ 1
EVe Mobility Acquisition Corp
(e)
12,553 134
Everest Consolidator Acquisition Corp
(e)
11,158 121
Evergreen Corp
(e)
3,948 43
ExcelFin Acquisition Corp - Class A
(e)
2,233 24
FAST Acquisition Corp II
(e)
3,468 37
Feutune Light Acquisition Corp
(e)
1,478 16
Fintech Ecosystem Development Corp
(e)
2,412 26
Flame Acquisition Corp
(e)
6,306 65
Focus Impact Acquisition Corp
(e)
5,530 59
Forbion European Acquisition Corp
(e)
10,187 111
Forest Road Acquisition Corp II
(e)
24,859 255
Fortune Rise Acquisition Corp
(e)
22,988 250
FTAC Emerald Acquisition Corp
(e)
7,074 74
FTAC Emerald Acquisition Corp - Warrants
(e)
2,173 —
Fusion Acquisition Corp II
(e)
4,683 49
FutureTech II Acquisition Corp
(e)
3,232 35
Global Blockchain Acquisition Corp - Warrants
(e)
10,160 —
Global Partner Acquisition Corp II
(e)
87 1
Golden Star Acquisition Corp
(e)
3,462 36
Golden Star Acquisition Corp
(e)
790 8
Gores Holdings IX Inc
(e)
43,843 454
Graf Acquisition Corp IV
(e)
1,561 16
Growth For Good Acquisition Corp
(e)
14,732 124
Haymaker Acquisition Corp 4
(e)
4,740 49
HCM ACQUISITION CORP
(e)
5,662 62
Hudson Acquisition I Corp
(e)
2,353 25
Iconic Sports Acquisition Corp
(e)
3,908 42
Infinite Acquisition Corp - A Shares
(e)
8,685 93
Infinite Acquisition Corp - Warrants
(e)
542 —
InFinT Acquisition Corp
(e)
3,606 40
Inflection Point Acquisition Corp II
(e)
6,766 69
Inflection Point Acquisition Corp II - Warrants
(e)
2,571 —
Insight Acquisition Corp/DE
(e)
2,409 26
Integral Acquisition Corp 1
(e)
2,112 23
International Media Acquisition Corp - Warrants
(e)
2,300 —
Investcorp Europe Acquisition Corp I
(e)
20,401 221
Investcorp India Acquisition Corp
(e)
5,248 56
Jaguar Global Growth Corp I
(e)
10,836 116
Jaws Mustang Acquisition Corp - Warrants
(e)
4,137 —
Jupiter Acquisition Corp
(e)
3,313 34
Keen Vision Acquisition Corp
(e)
10,678 109
Kernel Group Holdings Inc
(e)
5,927 62
KnightSwan Acquisition Corp
(e)
2,702 28
L Catterton Asia Acquisition Corp
(e)
15,890 168
LatAmGrowth SPAC
(e)
30,226 325
Learn CW Investment Corp
(e)
11,824 125
Liberty Resources Acquisition Corp
(e)
5,049 55
Live Oak Crestview Climate Acquisition Corp
(e)
4,995 52
Live Oak Crestview Climate Acquisition Corp -
Warrants
(e)
1,001 —
M3-Brigade Acquisition III Corp
(e)
13,720 140
Magnum Opus Acquisition Ltd
(e)
8,587 91
Mars Acquisition Corp
(e)
20,924 219
Metal Sky Star Acquisition Corp
(e)
10,786 116
Mobiv Acquisition Corp
(e)
4,910 52
Mountain & Co I Acquisition Corp
(e)
12,979 144
Nabors Energy Transition Corp
(e)
13,002 141
Nabors Energy Transition Corp II
(e)
7,247 74
Newbury Street Acquisition Corp
(e)
6,123 65
Newcourt Acquisition Corp - Class A
(e)
1,348 15
Newcourt Acquisition Corp - Warrants
(e)
974 —
Nubia Brand International Corp
(e)
6,078 66
Oak Woods Acquisition Corp
(e)
4,220 44
Oak Woods Acquisition Corp - Warrants
(e)
10,768 —
Papaya Growth Opportunity Corp I
(e)
12,210 129
Patria Latin American Opportunity Acquisition
Corp
(e)
20,882 228
Pearl Holdings Acquisition Corp
(e)
18,018 192

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Perception Capital Corp II
(e)
10,497 $ 116
Pershing Square Tontine Holdings Ltd - Escrow
(e),(g)
3,910 —
Phoenix Biotech Acquisition Corp - Warrants
(e)
449 —
Plum Acquisition Corp I
(e)
5,822 62
Plum Acquisition Corp I - Warrants
(e)
1,370 —
Plutonian Acquisition Corp
(e)
4,003 42
Pono Capital Three Inc
(e)
923 10
Pono Capital Three Inc - Warrants
(e)
14,777 1
Portage Fintech Acquisition Corp
(e)
1,361 14
Power & Digital Infrastructure Acquisition II Corp
(e)
274 3
PowerUp Acquisition Corp
(e)
574 6
Project Energy Reimagined Acquisition Corp
(e)
4,045 42
PROOF Acquisition Corp I
(e)
10,926 117
PROOF Acquisition Corp I - Warrants
(e)
1,728 —
Prospector Capital Corp - Warrants
(e)
2,297 —
Pyrophyte Acquisition Corp
(e)
840 9
Pyrophyte Acquisition Corp - Warrants
(e)
600 —
Qomolangma Acquisition Corp
(e)
1,773 19
Quadro Acquisition One Corp
(e)
936 10
Redwoods Acquisition Corp
(e)
7,826 83
Rigel Resource Acquisition Corp
(e)
33,847 366
Ross Acquisition Corp II
(e)
6,239 67
Roth CH Acquisition V Co
(e)
2,905 30
Screaming Eagle Acquisition Corp - Class A
(e)
78,247 815
Screaming Eagle Acquisition Corp - Warrants
(e)
2,644 1
Seaport Global Acquisition II Corp
(e)
8,287 88
Semper Paratus Acquisition Corp
(e)
1,633 18
Semper Paratus Acquisition Corp - Warrants
(e)
597 —
SHUAA Partners Acquisition Corp I
(e)
3,681 40
SILVERspac Inc
(e)
7,442 78
SK Growth Opportunities Corp
(e)
15,124 162
Slam Corp - Class A
(e)
29,316 315
Slam Corp - Warrants
(e)
1,062 —
Spree Acquisition Corp 1 Ltd
(e)
3,312 36
Spring Valley Acquisition Corp II
(e)
9,765 104
Spring Valley Acquisition Corp II - Rights
(e)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(e)
551 —
Target Global Acquisition I Corp
(e)
14,604 158
Target Global Acquisition I Corp - Warrants
(e)
1,309 —
TenX Keane Acquisition
(e)
3,330 36
TKB Critical Technologies 1
(e)
4,334 46
TLGY Acquisition Corp
(e)
9,046 99
TMT Acquisition Corp
(e)
5,334 55
TMT Acquisition Corp - Rights
(e)
3,938 1
TortoiseEcofin Acquisition Corp III
(e)
27,807 290
Tristar Acquisition I Corp
(e)
9,252 98
Twelve Seas Investment Co II
(e)
4,742 52
Twin Ridge Capital Acquisition Corp
(e)
7,173 77
two/CA
(e)
765 8
UTA Acquisition Corp
(e)
37,519 400
Vahanna Tech Edge Acquisition I Corp
(e)
5,545 64
Valuence Merger Corp I
(e)
549 6
Viveon Health Acquisition Corp
(e)
1,409 16
Zalatoris Acquisition Corp
(e)
4,520 48
Zalatoris II Acquisition Corp
(e)
14,324 150
$ 15,113
Home Builders - 0.24%
DR Horton Inc
(d),(f)
1,088 130
Lennar Corp - A Shares
(f)
1,099 131
NVR Inc
(e)
43 274
Open House Group Co Ltd 1,200 40
Persimmon PLC 10,853 146
PulteGroup Inc
(d)
2,065 169
Sekisui Chemical Co Ltd 2,400 37
Skyline Champion Corp
(e)
2,311 165
$ 1,092
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0.05%
MillerKnoll Inc 3,862 $ 74
SEB SA 744 81
Xperi Inc
(e)
5,507 65
$ 220
Insurance - 1.37%
Aflac Inc
(d)
1,079 80
Ageas SA/NV 148 6
Allstate Corp/The 910 98
American Equity Investment Life Holding Co
(f)
8,682 466
American International Group Inc
(f)
3,062 179
Arch Capital Group Ltd
(e),(f)
4,920 378
Argo Group International Holdings Ltd 1,200 36
Arthur J Gallagher & Co
(d)
343 79
Assurant Inc
(d)
1,255 175
AXA SA 7,961 239
Berkshire Hathaway Inc - Class B
(d),(e),(f)
2,976 1,072
Brown & Brown Inc
(d)
3,793 281
Chubb Ltd
(f)
3,813 766
Cincinnati Financial Corp
(d),(f)
1,998 212
Equitable Holdings Inc 2,523 73
Everest Group Ltd
(f)
715 257
Gjensidige Forsikring ASA 2,881 45
Globe Life Inc
(d)
775 87
Hannover Rueck SE 227 48
Insurance Australia Group Ltd 5,894 22
Kemper Corp 1,058 50
Lancashire Holdings Ltd 8,148 59
Lincoln National Corp 1,567 40
Loews Corp
(d),(f)
2,853 177
Markel Group Inc
(e)
141 208
Marsh & McLennan Cos Inc
(f)
1,214 237
MetLife Inc
(d)
3,866 245
NMI Holdings Inc
(e)
2,480 71
ProAssurance Corp 4,291 76
Progressive Corp/The 1,048 140
QBE Insurance Group Ltd 4,819 46
SiriusPoint Ltd
(e)
11,996 133
Travelers Cos Inc/The 212 34
W R Berkley Corp
(f)
737 46
Willis Towers Watson PLC 128 26
$ 6,187
Internet - 1.84%
Adevinta ASA - B Shares
(e)
7,567 54
Airbnb Inc
(e),(f)
1,283 169
Alphabet Inc - A Shares
(d),(e),(f)
16,142 2,198
Alphabet Inc - C Shares
(e)
757 104
Amazon.com Inc
(d),(e),(f)
11,249 1,552
Booking Holdings Inc
(d),(e),(f)
302 938
CDW Corp/DE
(d)
296 63
Criteo SA ADR
(e)
1,464 43
eBay Inc
(d)
5,639 253
Expedia Group Inc
(e),(f)
1,163 126
F5 Inc
(d),(e)
355 58
Gen Digital Inc
(d)
15,323 310
Magnite Inc
(e)
5,820 48
Match Group Inc
(e)
1,508 71
MercadoLibre Inc
(e)
27 37
Meta Platforms Inc
(d),(e),(f)
3,480 1,030
Netflix Inc
(d),(e),(f)
695 301
Okta Inc
(e),(f)
603 50
Palo Alto Networks Inc
(e),(f)
480 117
Roku Inc
(e)
113 9
Shopify Inc
(e)
1,410 94
Spotify Technology SA
(e)
316 49
Uber Technologies Inc
(e),(f)
3,361 158
VeriSign Inc
(d),(e),(f)
964 200
Z Holdings Corp 65,700 197
Ziff Davis Inc
(e)
506 34

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
ZOZO Inc 1,300 $ 26
$ 8,289
Iron & Steel - 0.44%
ArcelorMittal SA 1,793 48
BlueScope Steel Ltd 8,061 109
Carpenter Technology Corp 1,278 80
Nucor Corp
(d),(f)
1,488 256
Reliance Steel & Aluminum Co 248 71
Steel Dynamics Inc
(d)
724 77
United States Steel Corp 43,501 1,352
$ 1,993
Leisure Products & Services - 0.01%
Royal Caribbean Cruises Ltd
(e),(f)
292 29
YETI Holdings Inc
(e)
764 38
$ 67
Lodging - 0.24%
Choice Hotels International Inc 916 116
Hilton Grand Vacations Inc
(e)
1,923 84
Hilton Worldwide Holdings Inc
(f)
155 23
Las Vegas Sands Corp 1,319 72
Marriott International Inc/MD
(d),(f)
2,385 485
MGM Resorts International
(d),(f)
5,373 237
Wyndham Hotels & Resorts Inc 724 55
$ 1,072
Machinery - Construction & Mining - 0.17%
Astec Industries Inc 1,260 69
BWX Technologies Inc 1,030 76
Caterpillar Inc
(d),(f)
2,224 625
$ 770
Machinery - Diversified - 0.52%
Applied Industrial Technologies Inc 486 75
Atlas Copco AB - A Shares 23,490 311
Cactus Inc 1,273 68
Deere & Co
(d),(f)
500 205
Dover Corp 64 9
Graco Inc 960 76
Ichor Holdings Ltd
(e)
1,725 63
IDEX Corp 628 142
Ingersoll Rand Inc
(d)
574 40
Kone Oyj 64 3
Middleby Corp/The
(e)
499 73
Otis Worldwide Corp
(d),(f)
5,722 490
Rotork PLC 60,658 230
Wartsila OYJ Abp 21,066 267
Westinghouse Air Brake Technologies Corp 1,514 171
Xylem Inc/NY
(f)
578 60
Zurn Elkay Water Solutions Corp 1,859 55
$ 2,338
Media - 0.56%
Altice USA Inc
(e)
26,151 80
Cable One Inc 155 101
Charter Communications Inc
(e)
195 86
Comcast Corp - Class A
(d)
6,842 320
Endeavor Group Holdings Inc
(f)
62,800 1,375
Fox Corp - A Shares
(d)
2,930 97
iHeartMedia Inc
(e)
6,333 23
Liberty Broadband Corp - C Shares
(e),(f)
455 43
Liberty Media Corp-Liberty Formula One
(e)
745 51
News Corp - A Shares
(d)
2,958 63
Walt Disney Co/The
(d),(e)
370 31
Warner Bros Discovery Inc
(e)
1,163 15
Wolters Kluwer NV 1,909 230
$ 2,515
Metal Fabrication & Hardware - 0.02%
Hillman Solutions Corp
(e)
7,937 72
Tenaris SA 252 4
$ 76
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.59%
Alcoa Corp
(f)
145 $ 5
Barrick Gold Corp 4,090 66
Compass Minerals International Inc 1,204 36
Ecobat Holdings, Inc - Class B
(e)
2,998 1,634
First Quantum Minerals Ltd 5,900 159
Freeport-McMoRan Inc
(d),(f)
1,057 42
Kinross Gold Corp 25,000 127
Lundin Mining Corp 4,200 33
MP Materials Corp
(e)
1,828 38
Newcrest Mining Ltd 3,593 60
Newcrest Mining Ltd 5,294 88
Newmont Corp
(f)
5,449 215
Northern Star Resources Ltd 9,532 73
Pan American Silver Corp 500 8
Rio Tinto PLC ADR 1,326 83
$ 2,667
Miscellaneous Manufacturers - 0.52%
3M Co
(d)
1,440 153
A O Smith Corp
(d),(f)
6,122 444
Alfa Laval AB 919 32
Axon Enterprise Inc
(e)
234 50
Eaton Corp PLC 436 100
General Electric Co
(d)
2,179 249
Illinois Tool Works Inc
(d),(f)
928 229
Orica Ltd 12,313 125
Parker-Hannifin Corp
(d)
788 329
Siemens AG 1,273 192
Sturm Ruger & Co Inc 1,024 53
Teledyne Technologies Inc
(d),(e)
293 123
Textron Inc
(d),(f)
3,603 280
$ 2,359
Office & Business Equipment - 0.02%
Canon Inc 2,800 69
Zebra Technologies Corp
(e)
96 26
$ 95
Office Furnishings - 0.01%
Interface Inc 6,403 66
Oil & Gas - 1.05%
APA Corp
(d)
5,788 254
Canadian Natural Resources Ltd 3,839 249
Cenovus Energy Inc 1,900 38
Chevron Corp
(d),(f)
802 129
ConocoPhillips
(d),(f)
1,894 225
Coterra Energy Inc 150 4
Denbury Inc
(e),(f)
12,741 1,167
Devon Energy Corp
(d)
3,014 154
Diamondback Energy Inc 1,602 243
EOG Resources Inc
(d)
2,799 360
EQT Corp
(d)
10,009 433
Exxon Mobil Corp
(d),(f)
3,268 363
HF Sinclair Corp 3,309 182
Imperial Oil Ltd 2,200 125
Marathon Petroleum Corp
(d)
930 133
Nabors Industries Ltd
(e)
465 52
Nabors Industries Ltd - Warrants
(e)
283 3
Parkland Corp 1,100 29
Patterson-UTI Energy Inc 3,673 52
PBF Energy Inc 1,557 73
Phillips 66
(d),(f)
633 72
Pioneer Natural Resources Co
(d)
703 167
Seadrill Ltd
(e)
884 43
Texas Pacific Land Corp 42 79
Valero Energy Corp 160 21
Viper Energy Partners LP 2,766 77
$ 4,727
Oil & Gas Services - 0.29%
Baker Hughes Co
(d),(f)
8,866 321
ChampionX Corp 1,996 72
DMC Global Inc
(e)
2,370 57

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
(d)
6,648 $ 257
Liberty Energy Inc 4,496 72
Schlumberger NV
(f)
6,764 398
Select Water Solutions Inc 7,327 59
Subsea 7 SA ADR 5,176 67
$ 1,303
Packaging & Containers - 0.37%
Amcor PLC 23,018 224
Ball Corp 19,479 1,060
CCL Industries Inc 2,500 112
Packaging Corp of America
(d)
1,702 254
Westrock Co 267 9
$ 1,659
Pharmaceuticals - 1.51%
AbbVie Inc
(d)
2,237 329
ACELYRIN Inc
(e)
1,912 48
Aclaris Therapeutics Inc
(e)
6,681 50
Ascendis Pharma A/S ADR
(e)
112 11
AstraZeneca PLC ADR 1,567 106
Bioxcel Therapeutics Inc
(e)
1,880 7
Bristol-Myers Squibb Co
(d),(f)
3,053 189
Cardinal Health Inc
(d)
2,183 191
Cencora Inc
(d)
912 160
Chugai Pharmaceutical Co Ltd 3,700 113
Cigna Group/The
(d)
533 147
CVS Health Corp
(d)
3,239 211
Dexcom Inc
(e),(f)
1,651 166
Eli Lilly & Co 469 260
Grifols SA
(e)
7,422 102
GSK PLC 5,448 95
Jazz Pharmaceuticals PLC
(e),(f)
1,382 198
Johnson & Johnson
(d)
3,365 544
McKesson Corp
(d)
51 21
Merck & Co Inc
(d)
2,064 225
Merus NV
(e)
3,573 80
Morphic Holding Inc
(e)
366 20
Neurocrine Biosciences Inc
(e),(f)
997 109
Novartis AG 6,010 605
Novo Nordisk A/S 1,675 309
Ono Pharmaceutical Co Ltd 5,600 106
Organon & Co
(d)
5,357 118
Pacira BioSciences Inc
(e)
1,422 50
Pfizer Inc
(d)
13,651 483
Premier Inc 1,704 37
Reata Pharmaceuticals Inc
(e)
4,845 819
Roche Holding AG 1,096 321
Shionogi & Co Ltd 7,200 316
Vaxcyte Inc
(e)
559 29
Verona Pharma PLC ADR
(e)
1,150 22
Viatris Inc
(d)
12,050 130
Zoetis Inc
(f)
444 85
$ 6,812
Pipelines - 0.46%
Cheniere Energy Inc
(f)
669 109
Holly Energy Partners LP 7,617 162
Kinder Morgan Inc
(d)
10,861 187
Magellan Midstream Partners LP
(f)
20,672 1,373
ONEOK Inc
(d)
2,490 162
Southcross Holdings
(e)
615,976 2
Targa Resources Corp
(f)
770 67
Williams Cos Inc/The 527 18
$ 2,080
Private Equity - 0.03%
Partners Group Holding AG 123 133
Real Estate - 0.09%
Marcus & Millichap Inc 1,822 61
McGrath RentCorp 582 59
Radius Global Infrastructure Inc
(e)
6,748 101
Sekisui House Ltd 1,300 26
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Swiss Prime Site AG 691 $ 66
Tricon Residential Inc 7,570 64
Vonovia SE 1,169 28
$ 405
REITs - 0.66%
Alexandria Real Estate Equities Inc 108 13
American Tower Corp
(d)
2,066 374
AvalonBay Communities Inc
(d)
633 117
Boston Properties Inc 320 21
Camden Property Trust
(d)
565 61
CareTrust REIT Inc 3,365 68
Crown Castle Inc 376 38
Digital Realty Trust Inc
(d)
1,021 134
Equinix Inc 89 70
Equity LifeStyle Properties Inc
(f)
893 60
Equity Residential
(d)
602 39
Essex Property Trust Inc 21 5
Extra Space Storage Inc
(d)
1,538 198
Invitation Homes Inc 294 10
Mid-America Apartment Communities Inc
(f)
582 85
Pebblebrook Hotel Trust 3,616 52
Piedmont Office Realty Trust Inc 9,099 63
Prologis Inc
(d)
102 13
Public Storage 185 51
Realty Income Corp
(d)
2,162 121
Redwood Trust Inc 9,798 78
Rithm Capital Corp 5,519 57
RPT Realty 33,290 378
Ryman Hospitality Properties Inc 662 56
SBA Communications Corp 28 6
Simon Property Group Inc
(d)
1,277 145
UDR Inc
(f)
3,989 159
Unibail-Rodamco-Westfield
(e)
2,904 155
Uniti Group Inc 12,365 66
VICI Properties Inc
(d)
3,706 114
Welltower Inc
(d)
2,270 188
$ 2,995
Retail - 0.96%
Alimentation Couche-Tard Inc 1,200 63
AutoZone Inc
(d),(e)
27 68
Bath & Body Works Inc
(d),(f)
2,995 110
Best Buy Co Inc
(d)
730 56
Boot Barn Holdings Inc
(e)
381 35
CarMax Inc
(e)
2,303 188
Chipotle Mexican Grill Inc
(e),(f)
28 54
Costco Wholesale Corp
(d)
231 127
Cracker Barrel Old Country Store Inc 595 49
Darden Restaurants Inc
(d),(f)
1,388 216
Dollar Tree Inc
(e)
698 85
Domino's Pizza Inc 290 112
Dufry AG
(e)
960 43
Fast Retailing Co Ltd 400 92
Freshpet Inc
(e)
1,215 92
Home Depot Inc/The
(d)
436 144
Industria de Diseno Textil SA 9,611 368
Jardine Cycle & Carriage Ltd 900 22
Lowe's Cos Inc
(d),(f)
1,024 236
McDonald's Corp
(d)
1,354 381
Moncler SpA 1,607 109
O'Reilly Automotive Inc
(d),(e),(f)
200 188
Pandora A/S 459 48
Ross Stores Inc
(d)
911 110
Starbucks Corp
(d)
587 57
TJX Cos Inc/The
(d)
3,829 354
Ulta Beauty Inc
(d),(e)
344 143
USS Co Ltd 1,300 23
Walgreens Boots Alliance Inc
(d)
2,398 61
Walmart Inc
(d)
2,694 438
Wingstop Inc 429 69

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc
(d),(f)
1,447 $ 187
$ 4,328
Savings & Loans - 0.04%
Berkshire Hills Bancorp Inc 912 19
New York Community Bancorp Inc 5,968 74
Pacific Premier Bancorp Inc 2,530 58
WSFS Financial Corp 1,024 40
$ 191
Semiconductors - 1.90%
Applied Materials Inc
(d),(f)
2,891 442
ASM International NV 288 139
ASML Holding NV 771 507
Broadcom Inc
(d),(f)
1,378 1,273
Entegris Inc
(f)
123 12
Infineon Technologies AG 54 2
Intel Corp
(f)
942 33
KLA Corp
(d),(f)
789 396
Lam Research Corp
(d)
940 660
Lasertec Corp 200 31
Marvell Technology Inc
(f)
135 8
Microchip Technology Inc
(d)
5,141 421
Micron Technology Inc 1,741 121
MKS Instruments Inc 328 33
Monolithic Power Systems Inc
(f)
45 23
NVIDIA Corp
(d),(f)
3,170 1,564
NXP Semiconductors NV
(f)
2,155 443
ON Semiconductor Corp
(d),(e)
5,352 527
QUALCOMM Inc
(d)
1,819 209
Renesas Electronics Corp
(e)
4,700 78
Samsung Electronics Co Ltd 642 32
Semtech Corp
(e)
2,708 71
Silicon Motion Technology Corp ADR
(e)
13,677 743
SiTime Corp
(e)
245 33
Skyworks Solutions Inc
(d)
2,667 290
SUMCO Corp 6,600 88
Synaptics Inc
(e)
326 29
Texas Instruments Inc 780 131
Tower Semiconductor Ltd
(e)
7,507 222
$ 8,561
Software - 4.34%
Activision Blizzard Inc
(d)
35,451 3,262
Adeia Inc 4,955 50
Adobe Inc
(d),(e),(f)
1,335 747
Agilysys Inc
(e)
832 59
Akamai Technologies Inc
(e),(f)
1,573 165
Altair Engineering Inc
(e)
300 20
ANSYS Inc
(e),(f)
236 76
Atlassian Corp
(e)
465 95
Autodesk Inc
(e)
79 18
Black Knight Inc
(e)
31,324 2,374
Broadridge Financial Solutions Inc
(d)
270 50
Cadence Design Systems Inc
(e),(f)
695 167
Constellation Software Inc/Canada 135 277
Constellation Software Inc/Canada - Rights
(e)
135 —
Constellation Software Inc/Canada - Warrants
(e),(g)
153 —
Dassault Systemes SE 3,932 156
Datadog Inc
(e),(f)
761 73
DocuSign Inc
(e),(f)
1,931 98
DoubleVerify Holdings Inc
(e)
1,576 53
Duolingo Inc
(e)
185 27
Dynatrace Inc
(e),(f)
1,036 50
Electronic Arts Inc 902 108
EMIS Group PLC 6,238 151
Fair Isaac Corp
(d),(e)
65 59
Fidelity National Information Services Inc 17,040 952
Fiserv Inc
(d),(e)
413 50
Five9 Inc
(e)
665 48
Global-e Online Ltd
(e)
1,166 46
HubSpot Inc
(e),(f)
162 89
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Intapp Inc
(e)
642 $ 23
Jamf Holding Corp
(e)
2,229 38
Lumine Group Inc
(e)
394 7
Manhattan Associates Inc
(e)
237 48
Microsoft Corp
(d),(f)
7,689 2,520
MINDBODY Inc
(e),(g)
9,229 337
MongoDB Inc
(e),(f)
115 44
MSCI Inc 333 181
New Relic Inc
(e),(f)
6,250 532
Nexon Co Ltd 8,600 174
NextGen Healthcare Inc
(e)
3,440 63
Open Text Corp 1,400 56
Oracle Corp
(d)
1,678 202
Paychex Inc
(d),(f)
1,427 175
Paycom Software Inc
(f)
408 120
PowerSchool Holdings Inc
(e)
2,430 54
Roper Technologies Inc
(d),(f)
194 96
Salesforce Inc
(d),(e),(f)
2,905 643
ServiceNow Inc
(d),(e),(f)
510 300
Snowflake Inc - Class A
(e)
332 52
SolarWinds Corp
(e)
7,367 78
Splunk Inc
(e)
785 95
Synopsys Inc
(e)
110 50
Take-Two Interactive Software Inc
(e)
73 10
Temenos AG 1,814 144
Topicus.com Inc
(e)
208 16
Unity Software Inc
(e),(f)
105 4
Veeva Systems Inc
(e),(f)
1,442 301
Verra Mobility Corp
(e)
4,743 84
VMware Inc
(e),(f)
19,559 3,302
Workday Inc
(e),(f)
607 148
Xero Ltd
(e)
2,003 162
Zoom Video Communications Inc
(e),(f)
1,334 95
ZoomInfo Technologies Inc
(e),(f)
3,988 72
$ 19,546
Telecommunications - 0.30%
Arista Networks Inc
(e)
333 65
AT&T Inc
(d)
8,349 123
Calix Inc
(e)
1,334 62
Cisco Systems Inc
(d),(f)
10,737 616
Hellenic Telecommunications Organization SA 9,626 144
InterDigital Inc 676 59
Motorola Solutions Inc
(d),(f)
381 108
T-Mobile US Inc
(d),(e)
674 92
Verizon Communications Inc
(d)
2,240 78
$ 1,347
Transportation - 0.43%
AP Moller - Maersk A/S - B 147 267
Canadian National Railway Co 1,018 115
Central Japan Railway Co 1,000 128
CH Robinson Worldwide Inc
(d)
701 63
CSX Corp
(d)
5,152 156
Expeditors International of Washington Inc
(d)
2,470 289
FedEx Corp
(d),(f)
1,071 280
Freightos Ltd - Warrants
(e)
388 —
Knight-Swift Transportation Holdings Inc 1,552 85
Marten Transport Ltd 2,980 63
Nippon Express Holdings Inc 2,200 114
Norfolk Southern Corp
(d)
212 43
Old Dominion Freight Line Inc
(d)
232 99
TFI International Inc 100 14
Union Pacific Corp 469 103
United Parcel Service Inc
(f)
693 117
$ 1,936
Water - 0.05%
Veolia Environnement SA 6,921 216
TOTAL COMMON STOCKS $ 172,864

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

CONVERTIBLE PREFERRED STOCKS
- 0.02% Shares Held Value (000's)
Pipelines - 0.01%
El Paso Energy Capital Trust I 4.75%, 03/31/2028 452 $ 21
Southcross Energy Series A 0.00%
(e),(g)
2,399,339 —
$ 21
Software - 0.01%
Clarivate PLC 5.25%, 06/01/2024 1,950 63
TOTAL CONVERTIBLE PREFERRED STOCKS $ 84
PREFERRED STOCKS - 0.12% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 46
Automobile Manufacturers - 0.02%
Dr Ing hc F Porsche AG 1.01%
(i)
226 25
Porsche Automobil Holding SE 2.56% 1,151 62
$ 87
Machinery - Construction & Mining - 0.00%
Babcock & Wilcox Enterprises Inc 6.50%,
12/31/2026
262 5
REITs - 0.09%
Hersha Hospitality Trust 6.50%, 10/02/2023
(j)
14,442 359
Hersha Hospitality Trust 6.88%, 10/02/2023
(j)
1,400 35
$ 394
TOTAL PREFERRED STOCKS $ 532
BONDS - 29.77%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(i)
$ 382 $ 285
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(i)
110 99
$ 384
Aerospace & Defense - 0.09%
Bombardier Inc
7.88%, 04/15/2027
(i)
159 158
Embraer Netherlands Finance BV
7.00%, 07/28/2030
(i)
200 203
RTX Corp
5.00%, 02/27/2026 65 65
$ 426
Agriculture - 0.08%
Vector Group Ltd
10.50%, 11/01/2026
(i)
352 353
Airlines - 0.09%
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 144 136
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 301 273
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 07/15/2027 13 12
$ 421
Automobile Asset Backed Securities - 0.72%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(i)
27 27
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 306
7.24%, 06/20/2029
(i)
100 100
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 26 24
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 100 94
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 124
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 208
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(i)
115 105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
$ 150 $ 146
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 114
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 101
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(i)
108 107
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 99
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(i)
67 67
3.88%, 01/15/2026
(i)
175 174
Flagship Credit Auto Trust 2022-1
3.64%, 03/15/2028
(i)
200 185
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(i)
205 189
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(i)
250 233
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(i)
145 144
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
170 154
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 355 329
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(i)
125 122
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 99
$ 3,251
Automobile Manufacturers - 0.88%
American Honda Finance Corp
1.50%, 01/13/2025 900 854
BMW US Capital LLC
5.30%, 08/11/2025
(i)
410 409
General Motors Co
5.40%, 04/01/2048 260 216
5.95%, 04/01/2049 150 134
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 30
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 82
3 Month USD LIBOR + 3.60%
6.00%, 01/09/2028 160 160
6.50%, 09/30/2028
(j),(k)
75 65
3 Month USD LIBOR + 3.44%
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025
(i)
405 403
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 859
3.95%, 06/30/2025 385 376
4.40%, 09/20/2024 385 381
$ 3,969
Banks - 2.04%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(i),(j),(k),(l)
625 550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(j),(k),(l)
200 176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Banco Santander SA
5.15%, 08/18/2025 200 197

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank Leumi Le-Israel BM
7.13%, 07/18/2033
(i),(k),(l)
$ 500 $ 493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%
Bank of America Corp
6.43%, 04/25/2025 380 382
Secured Overnight Financing Rate + 1.10%
Bank of America NA
5.65%, 08/18/2025 410 411
Bank of New York Mellon Corp/The
5.95%, 04/25/2025 190 190
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
495 393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(k),(l)
230 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(i),(k),(l)
725 725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 425 394
Commonwealth Bank of Australia/New York NY
5.32%, 03/13/2026 $ 250 251
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 155
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
1.76%, 01/24/2025
(k)
440 432
Secured Overnight Financing Rate + 0.73%
5.80%, 08/10/2026
(k)
410 409
Secured Overnight Financing Rate + 1.08%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
675 662
Mitsubishi UFJ Financial Group Inc
5.06%, 09/12/2025
(k)
390 386
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Morgan Stanley
6.52%, 04/17/2025 380 381
Secured Overnight Financing Rate + 1.17%
OTP Bank Nyrt
7.35%, 03/04/2026
(k)
EUR 125 138
3 Month Euro Interbank Offered Rate +
4.52%
Raiffeisenbank AS
7.13%, 01/19/2026
(k)
400 435
3 Month Euro Interbank Offered Rate +
3.93%
Standard Chartered PLC
3.27%, 02/18/2036
(i),(k)
$ 375 295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
6.19%, 07/06/2027
(i),(k)
400 401
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
UBS Group AG
2.19%, 06/05/2026
(i),(k)
250 233
Secured Overnight Financing Rate + 2.04%
6.44%, 08/11/2028
(i),(k)
250 255
Secured Overnight Financing Rate + 3.70%
UniCredit SpA
2.57%, 09/22/2026
(i),(k)
350 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
6.65%, 04/25/2026 $ 380 $ 383
Secured Overnight Financing Rate + 1.32%
$ 9,206
Biotechnology - 0.06%
Amgen Inc
5.25%, 03/02/2025 280 279
Building Materials - 0.34%
Cemex SAB de CV
3.88%, 07/11/2031
(i)
460 394
5.13%, 06/08/2026
(i),(j),(k)
200 185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(i)
375 351
9.13%, 03/14/2028
(i),(j),(k)
200 209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(j),(k)
400 416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
$ 1,555
Chemicals - 0.19%
Ashland Inc
3.38%, 09/01/2031
(i)
155 124
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
200 167
Celanese US Holdings LLC
6.70%, 11/15/2033 40 40
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
525 513
$ 844
Commercial Mortgage Backed Securities - 0.58%
BPR Trust 2021-NRD
12.18%, 12/15/2038
(i)
140 125
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust 2014-GC21
5.10%, 05/10/2047
(i),(m)
135 90
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
110 88
COMM 2012-LC4 Mortgage Trust
5.48%, 12/10/2044
(m)
10 8
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 549
DC Commercial Mortgage Trust 2023-DC
7.38%, 09/10/2040
(i),(m)
110 111
Extended Stay America Trust 2021-ESH
9.12%, 07/15/2038
(i)
115 111
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
Med Trust 2021-MDLN
7.22%, 11/15/2038
(i)
100 96
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(i),(m)
269 244
5.39%, 06/15/2044
(i),(m)
160 111
Starwood Retail Property Trust 2014-STAR
8.50%, 11/15/2027
(g),(i)
170 64
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(e),(g),(i)
645 32
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.13%, 07/15/2046
(m)
162 131
Wells Fargo Commercial Mortgage Trust 2016-C36
4.26%, 11/15/2059
(m)
100 69

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
WFRBS Commercial Mortgage Trust 2011-C3
6.05%, 03/15/2044
(i),(m)
$ 108 $ 34
WFRBS Commercial Mortgage Trust 2011-C4
4.99%, 06/15/2044
(i),(m)
845 693
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 77
$ 2,633
Commercial Services - 0.18%
Global Payments Inc
2.90%, 11/15/2031 30 25
5.40%, 08/15/2032 15 15
La Financiere Atalian SASU
4.00%, 05/15/2024 EUR 177 142
5.13%, 05/15/2025 169 126
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
$ 182 166
TriNet Group Inc
3.50%, 03/01/2029
(i)
40 34
Verscend Escrow Corp
9.75%, 08/15/2026
(i)
312 310
$ 818
Computers - 0.27%
Leidos Inc
5.75%, 03/15/2033 150 149
NCR Corp
5.75%, 09/01/2027
(i)
71 72
6.13%, 09/01/2029
(i)
763 786
Western Digital Corp
2.85%, 02/01/2029 120 97
4.75%, 02/15/2026 120 114
$ 1,218
Cosmetics & Personal Care - 0.04%
Natura Cosmeticos SA
4.13%, 05/03/2028
(i)
200 175
Diversified Financial Services - 0.80%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.75%, 06/06/2028 170 168
Aircastle Ltd
5.25%, 06/15/2026
(i),(j),(k)
60 46
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
6.50%, 07/18/2028
(i)
145 144
Ally Financial Inc
4.70%, 05/15/2026
(j),(k)
125 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(k)
185 119
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
6.04%, 05/03/2024 380 381
Secured Overnight Financing Rate + 0.72%
Antares Holdings LP
2.75%, 01/15/2027
(i)
255 216
Capital One Financial Corp
6.67%, 05/09/2025 375 374
Secured Overnight Financing Rate + 1.35%
Intercontinental Exchange Inc
3.65%, 05/23/2025 157 152
OneMain Finance Corp
3.50%, 01/15/2027 195 170
4.00%, 09/15/2030 15 12
5.38%, 11/15/2029 30 26
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(i)
$ 1,060 $ 942
3.63%, 03/01/2029
(i)
285 243
3.88%, 03/01/2031
(i)
5 4
4.00%, 10/15/2033
(i)
255 202
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 312
$ 3,599
Electric - 0.32%
Comision Federal de Electricidad
5.00%, 09/29/2036 524 435
Edison International
5.38%, 03/15/2026
(j),(k)
255 225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
NextEra Energy Capital Holdings Inc
4.20%, 06/20/2024 385 380
6.05%, 03/01/2025 45 45
NPC Ukrenergo
0.00%, 11/09/2028
(e),(i)
425 119
Origin Energy Finance Ltd
1.00%, 09/17/2029 EUR 100 100
Pacific Gas and Electric Co
4.30%, 03/15/2045 $ 155 108
5.45%, 06/15/2027 45 44
$ 1,456
Electronics - 0.04%
Trimble Inc
6.10%, 03/15/2033 175 177
Energy - Alternate Sources - 0.11%
Energo-Pro AS
8.50%, 02/04/2027 300 290
8.50%, 02/04/2027
(i)
225 217
$ 507
Engineering & Construction - 0.30%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 600 566
7.00%, 12/18/2025
(i)
365 344
IEA Energy Services LLC
6.63%, 08/15/2029
(i)
140 137
IHS Holding Ltd
5.63%, 11/29/2026
(i)
275 236
TopBuild Corp
4.13%, 02/15/2032
(i)
80 67
$ 1,350
Entertainment - 0.34%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(i)
471 270
Everi Holdings Inc
5.00%, 07/15/2029
(i)
25 22
GENM Capital Labuan Ltd
3.88%, 04/19/2031
(i)
200 160
Light & Wonder International Inc
7.00%, 05/15/2028
(i)
716 713
7.25%, 11/15/2029
(i)
115 115
7.50%, 09/01/2031
(i)
40 41
Warnermedia Holdings Inc
4.05%, 03/15/2029 50 46
4.28%, 03/15/2032 195 172
$ 1,539
Food - 0.16%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.00%, 02/02/2029 70 60
Pilgrim's Pride Corp
5.88%, 09/30/2027
(i)
280 277

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
TreeHouse Foods Inc
4.00%, 09/01/2028 $ 445 $ 381
$ 718
Food Service - 0.32%
Aramark Services Inc
5.00%, 04/01/2025
(i)
222 219
6.38%, 05/01/2025
(i)
1,209 1,211
$ 1,430
Healthcare - Products - 0.09%
Thermo Fisher Scientific Inc
4.95%, 08/10/2026 410 408
Healthcare - Services - 0.08%
Charles River Laboratories International Inc
3.75%, 03/15/2029
(i)
35 31
4.25%, 05/01/2028
(i)
30 28
Molina Healthcare Inc
4.38%, 06/15/2028
(i)
80 73
Syneos Health Inc
3.63%, 01/15/2029
(i)
220 219
$ 351
Insurance - 0.02%
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
130 109
Internet - 0.83%
Getty Images Inc
9.75%, 03/01/2027
(i)
1,544 1,541
Go Daddy Operating Co LLC / GD Finance Co Inc
5.25%, 12/01/2027
(i)
105 101
Netflix Inc
4.88%, 04/15/2028 25 25
4.88%, 06/15/2030
(i)
230 224
5.38%, 11/15/2029
(i)
35 35
5.88%, 11/15/2028 145 149
6.38%, 05/15/2029 200 210
Prosus NV
4.19%, 01/19/2032 200 163
Uber Technologies Inc
4.50%, 08/15/2029
(i)
440 403
6.25%, 01/15/2028
(i)
55 55
7.50%, 09/15/2027
(i)
785 801
8.00%, 11/01/2026
(i)
15 15
$ 3,722
Investment Companies - 0.32%
Ares Capital Corp
2.88%, 06/15/2028 285 240
3.20%, 11/15/2031 225 175
Barings BDC Inc
3.30%, 11/23/2026 125 110
Blackstone Secured Lending Fund
2.13%, 02/15/2027 450 382
Blue Owl Capital Corp
2.88%, 06/11/2028 260 215
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 25 21
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 5 5
5.25%, 05/15/2027 215 189
6.25%, 05/15/2026 10 9
6.38%, 12/15/2025 110 105
$ 1,451
Iron & Steel - 0.09%
ArcelorMittal SA
6.80%, 11/29/2032 190 195
Usiminas International Sarl
5.88%, 07/18/2026 200 194
$ 389
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0.29%
Carnival Corp
5.75%, 03/01/2027
(i)
$ 546 $ 514
7.00%, 08/15/2029
(i)
30 31
NCL Corp Ltd
5.88%, 03/15/2026
(i)
220 207
5.88%, 02/15/2027
(i)
85 82
NCL Finance Ltd
6.13%, 03/15/2028
(i)
40 36
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(i)
35 33
5.50%, 04/01/2028
(i)
290 272
VOC Escrow Ltd
5.00%, 02/15/2028
(i)
135 125
$ 1,300
Lodging - 0.33%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(i)
30 25
5.00%, 06/01/2029
(i)
105 93
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 105 101
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(i)
80 68
Melco Resorts Finance Ltd
5.63%, 07/17/2027 200 179
5.75%, 07/21/2028 400 352
MGM China Holdings Ltd
5.25%, 06/18/2025 200 192
Studio City Finance Ltd
6.50%, 01/15/2028 225 191
Travel + Leisure Co
4.50%, 12/01/2029
(i)
100 86
4.63%, 03/01/2030
(i)
145 125
6.00%, 04/01/2027 10 10
6.63%, 07/31/2026
(i)
85 84
$ 1,506
Machinery - Construction & Mining - 0.17%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 340 334
5.15%, 08/11/2025 410 410
$ 744
Machinery - Diversified - 0.05%
Ingersoll Rand Inc
5.70%, 08/14/2033 15 15
John Deere Capital Corp
0.90%, 01/10/2024 85 84
1.25%, 01/10/2025 130 123
$ 222
Media - 1.25%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
1,080 1,015
5.50%, 05/01/2026
(i)
30 29
Cengage Learning Inc
9.50%, 06/15/2024
(i)
13 13
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 15
2.80%, 04/01/2031 50 40
4.40%, 04/01/2033 25 22
4.40%, 12/01/2061 955 628
CSC Holdings LLC
3.38%, 02/15/2031
(i)
675 464
4.50%, 11/15/2031
(i)
200 142
4.63%, 12/01/2030
(i)
850 445

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.13%, 06/01/2029 $ 175 $ 95
5.25%, 12/01/2026
(i)
715 603
5.75%, 12/01/2028
(i)
190 148
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 400 339
5.50%, 01/14/2032 200 168
iHeartCommunications Inc
4.75%, 01/15/2028
(i)
475 366
5.25%, 08/15/2027
(i)
55 44
Lagardere SA
1.75%, 10/07/2027 EUR 300 319
2.13%, 10/16/2026 500 532
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
$ 220 205
$ 5,632
Mining - 0.49%
BHP Billiton Finance USA Ltd
4.88%, 02/27/2026 185 184
First Quantum Minerals Ltd
6.88%, 03/01/2026
(i)
620 611
7.50%, 04/01/2025
(i)
200 200
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(i)
150 138
Freeport-McMoRan Inc
4.63%, 08/01/2030 25 23
Glencore Funding LLC
2.85%, 04/27/2031
(i)
315 257
Stillwater Mining Co
4.00%, 11/16/2026
(i)
550 483
4.50%, 11/16/2029
(i)
350 276
Volcan Cia Minera SAA
4.38%, 02/11/2026
(i)
30 19
$ 2,191
Mortgage Backed Securities - 0.33%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 50 49
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 27 26
5.50%, 08/25/2034 29 27
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 45 44
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 14 14
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 30 28
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 23 22
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 24 20
Banc of America Mortgage 2005-A Trust
3.87%, 02/25/2035
(m)
8 8
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(m)
140 103
CHL Mortgage Pass-Through Trust 2004-HYB4
5.22%, 09/20/2034
(m)
15 14
Connecticut Avenue Securities Trust 2020-R01
7.45%, 01/25/2040
(i)
38 38
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.16%
Connecticut Avenue Securities Trust 2022-R06
8.04%, 05/25/2042
(i)
75 77
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 22 21
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(i),(m)
$ 126 $ 125
DSLA Mortgage Loan Trust 2005-AR5
6.09%, 09/19/2045 90 49
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
Freddie Mac STACR REMIC Trust 2022-DNA4
7.49%, 05/25/2042
(i)
74 75
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 29 27
IndyMac INDX Mortgage Loan Trust 2004-AR7
6.65%, 09/25/2034 76 59
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.67%, 08/25/2035
(m)
319 237
Lehman XS Trust Series 2006-2N
5.95%, 02/25/2046 54 48
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 18 17
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 14 13
6.00%, 06/25/2034 17 17
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 93 89
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
4.83%, 05/25/2036
(m)
4 4
Structured Adjustable Rate Mortgage Loan Trust
5.74%, 07/25/2035 345 219
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
$ 1,470
Office & Business Equipment - 0.06%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 140 122
3.28%, 12/01/2028 135 118
3.57%, 12/01/2031 55 47
$ 287
Oil & Gas - 2.09%
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(e),(g)
257 —
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2025
(i)
1,220 1,248
Cobalt International Energy Inc
0.00%, 12/01/2023
(e),(g)
4,635 —
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
190 146
5.75%, 01/15/2031
(i)
965 922
Earthstone Energy Holdings LLC
8.00%, 04/15/2027
(i)
123 126
Ecopetrol SA
8.88%, 01/13/2033 225 228
Energian Israel Finance Ltd
4.88%, 03/30/2026
(i)
150 141
5.38%, 03/30/2028
(i)
480 436
8.50%, 09/30/2033
(i)
775 785
EQT Corp
3.13%, 05/15/2026
(i)
30 28
3.63%, 05/15/2031
(i)
150 130
5.00%, 01/15/2029 300 285
7.00%, 02/01/2030 10 10

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
KazMunayGas National Co JSC
5.38%, 04/24/2030 $ 600 $ 545
5.75%, 04/19/2047 200 161
6.38%, 10/24/2048 400 334
Kosmos Energy Ltd
7.13%, 04/04/2026 200 183
7.50%, 03/01/2028
(i)
350 308
7.75%, 05/01/2027 200 179
Leviathan Bond Ltd
6.13%, 06/30/2025
(i)
555 542
6.50%, 06/30/2027
(i)
830 801
Matador Resources Co
6.88%, 04/15/2028
(i)
30 30
Occidental Petroleum Corp
6.13%, 01/01/2031 5 5
7.88%, 09/15/2031 10 11
8.88%, 07/15/2030 10 11
OGX Austria GmbH
0.00%, 06/01/2018
(e),(i)
600 —
0.00%, 04/01/2022
(e),(i)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 20
6.50%, 02/01/2038 10 10
6.63%, 08/15/2037 40 40
7.20%, 11/01/2031 5 5
7.38%, 11/01/2031 5 5
8.13%, 09/15/2030 25 28
PDC Energy Inc
5.75%, 05/15/2026 458 457
Petroleos Mexicanos
6.49%, 01/23/2027 450 394
6.75%, 09/21/2047 175 108
7.69%, 01/23/2050 375 251
Southwestern Energy Co
4.75%, 02/01/2032 25 22
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 525 475
$ 9,410
Other Asset Backed Securities - 2.47%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(i),(m)
90 84
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
59 57
AIM Aviation Finance Ltd
7.07%, 02/15/2040
(i),(m)
675 105
Allegro CLO VI Ltd
8.32%, 01/17/2031
(i)
250 235
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.01%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(i)
280 275
6.23%, 10/17/2036
(i)
695 688
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(i)
900 894
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(i)
1,045 1,026
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(i)
150 149
Barings Clo Ltd 2019-IV
8.37%, 01/15/2033
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.06%
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(m)
160 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CARLYLE US CLO 2017-4 Ltd
8.37%, 01/15/2030
(i)
$ 280 $ 263
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.06%
CIM Trust 2021-NR2
2.57%, 07/25/2059
(i),(m)
97 93
CLI Funding VIII LLC
1.64%, 02/18/2046
(i)
297 255
DB Master Finance LLC
4.35%, 05/20/2049
(i)
202 188
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(i)
52 49
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(i)
112 96
3.67%, 10/25/2049
(i)
193 169
4.12%, 07/25/2047
(i)
501 464
Elevation CLO 2017-6 Ltd
8.27%, 07/15/2029
(i)
250 248
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.96%
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
99 91
Frontier Issuer LLC
6.60%, 08/20/2053
(i)
315 305
Generate CLO 7 Ltd
9.41%, 01/22/2033
(i)
295 293
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 4.06%
GITSIT Mortgage Loan Trust 2023-NPL1
8.35%, 05/25/2053
(i),(m)
79 79
Greystone CRE Notes 2021-HC2 LTD
7.22%, 12/15/2039
(i)
110 107
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
21 20
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
235 202
Madison Park Funding XXVI Ltd
8.63%, 07/29/2030
(i)
255 248
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.26%
Madison Park Funding XXX LTD
8.07%, 04/15/2029
(i)
255 248
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.76%
Merlin Aviation Holdings DAC
4.50%, 12/15/2032
(i),(m)
64 55
Octagon Investment Partners XVI Ltd
11.32%, 07/17/2030
(i)
500 432
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 6.01%
Octagon Investment Partners XXII Ltd
7.51%, 01/22/2030
(i)
250 244
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Funding 3 LTD
11.84%, 07/02/2035
(i)
250 240
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 6.51%
OHA Loan Funding 2013-1 Ltd
8.66%, 07/23/2031
(i)
275 272
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 3.31%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OZLM XXIII Ltd
9.32%, 04/15/2034
(i)
$ 390 $ 370
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 4.01%
Parallel 2017-1 Ltd
7.59%, 07/20/2029
(i)
305 299
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.26%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
265 225
Post CLO 2023-1 Ltd
6.83%, 04/20/2036
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
PRPM 2021-2 LLC
2.12%, 03/25/2026
(i),(m)
57 55
PRPM 2021-3 LLC
1.87%, 04/25/2026
(i),(m)
117 110
PRPM 2021-9 LLC
2.36%, 10/25/2026
(i),(m)
105 99
Rockford Tower CLO 2018-1 Ltd
6.74%, 05/20/2031
(i)
242 241
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(i)
23 22
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
114 97
Sunnova Helios XI Issuer LLC
5.60%, 05/20/2050
(i)
98 92
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(i),(m)
66 63
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051
(i),(m)
69 63
VERDE CLO Ltd
6.67%, 04/15/2032
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
VOLT XCIII LLC
1.89%, 02/27/2051
(i),(m)
170 158
VOLT XCIV LLC
2.24%, 02/27/2051
(i),(m)
55 52
VOLT XCVI LLC
2.12%, 03/27/2051
(i),(m)
95 90
WAVE 2017-1 Trust
3.84%, 11/15/2042
(i)
131 105
Wendy's Funding LLC
4.08%, 06/15/2049
(i)
77 69
$ 11,132
Packaging & Containers - 0.17%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(i)
858 777
Pharmaceuticals - 0.50%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
240 142
5.00%, 01/30/2028
(i)
70 31
5.00%, 02/15/2029
(i)
10 4
5.25%, 01/30/2030
(i)
75 32
6.25%, 02/15/2029
(i)
10 4
Eli Lilly & Co
5.00%, 02/27/2026 185 185
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 220 206
7.38%, 09/15/2029 110 122
7.88%, 09/15/2031 100 114
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 60 $ 54
4.10%, 10/01/2046 1,420 925
7.88%, 09/15/2029 400 417
$ 2,236
Pipelines - 0.78%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 515 470
EnLink Midstream LLC
6.50%, 09/01/2030
(i)
15 15
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
510 428
2.16%, 03/31/2034 1,042 875
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(i)
525 527
6.13%, 02/23/2038 250 251
Hess Midstream Operations LP
4.25%, 02/15/2030
(i)
50 44
5.63%, 02/15/2026
(i)
50 49
Targa Resources Corp
6.13%, 03/15/2033 195 198
TMS Issuer Sarl
5.78%, 08/23/2032
(i)
275 279
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
155 126
4.13%, 08/15/2031
(i)
90 76
Western Midstream Operating LP
3.10%, 02/01/2025 165 158
6.15%, 04/01/2033 5 5
$ 3,501
Real Estate - 0.10%
Agile Group Holdings Ltd
6.05%, 10/13/2025 210 18
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(e),(i)
109 3
0.00%, 01/31/2031
(e),(i)
90 6
0.00%, 01/31/2031
(e),(i)
12 —
China Evergrande Group
0.00%, 06/28/2025
(e)
200 9
Country Garden Holdings Co Ltd
4.20%, 02/06/2026 400 35
6.15%, 09/17/2025 200 18
7.25%, 04/08/2026 250 22
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(e)
400 18
0.00%, 04/16/2025
(e)
200 9
0.00%, 11/11/2025
(e)
200 9
0.00%, 06/01/2026
(e)
200 9
KWG Group Holdings Ltd
0.00%, 02/13/2026
(e)
210 16
MAF Global Securities Ltd
7.88%, 06/30/2027
(j),(k)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Sunac China Holdings Ltd
0.00%, 01/26/2026
(e)
200 20
Times China Holdings Ltd
0.00%, 03/22/2026
(e)
210 6
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(e)
200 10
0.00%, 01/13/2027
(e)
400 20
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(e)
200 1
$ 431
Regional Authority - 0.09%
Provincia de Buenos Aires/Government Bonds
5.25%, 09/01/2037
(m)
1,075 403

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 0.14%
National Health Investors Inc
3.00%, 02/01/2031 $ 35 $ 27
SBA Communications Corp
3.88%, 02/15/2027 260 240
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(i)
125 118
4.50%, 09/01/2026
(i)
90 85
4.63%, 06/15/2025
(i)
95 92
5.63%, 05/01/2024
(i)
70 69
$ 631
Retail - 0.29%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(i)
255 234
Lithia Motors Inc
3.88%, 06/01/2029
(i)
220 189
Lowe's Cos Inc
4.80%, 04/01/2026 400 395
Starbucks Corp
4.75%, 02/15/2026 370 367
Yum! Brands Inc
3.63%, 03/15/2031 130 110
$ 1,295
Semiconductors - 0.27%
Broadcom Inc
2.45%, 02/15/2031
(i)
55 44
2.60%, 02/15/2033
(i)
55 42
3.14%, 11/15/2035
(i)
285 217
3.42%, 04/15/2033
(i)
70 58
3.47%, 04/15/2034
(i)
95 78
4.15%, 11/15/2030 190 174
4.15%, 04/15/2032
(i)
50 45
Micron Technology Inc
5.88%, 02/09/2033 95 94
5.88%, 09/15/2033 185 181
6.75%, 11/01/2029 285 297
$ 1,230
Software - 0.05%
Open Text Corp
6.90%, 12/01/2027
(i)
60 61
Playtika Holding Corp
4.25%, 03/15/2029
(i)
40 34
VMware Inc
2.20%, 08/15/2031 160 125
$ 220
Sovereign - 9.51%
Argentine Republic Government International Bond
3.62%, 07/09/2035
(m)
1,700 501
Bahamas Government International Bond
6.00%, 11/21/2028 525 430
9.00%, 06/16/2029
(i)
200 178
Brazil Notas do Tesouro Nacional Serie B
24.35%, 08/15/2050 BRL 800 702
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 18,400 3,670
10.00%, 01/01/2029 1,000 195
Colombia Government International Bond
4.50%, 03/15/2029 $ 625 555
5.20%, 05/15/2049 725 508
7.50%, 02/02/2034 400 397
Colombian TES
6.00%, 04/28/2028 COP 7,200,000 1,507
13.25%, 02/09/2033 1,325,000 372
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 16,300 662
1.25%, 02/14/2025 14,800 628
2.40%, 09/17/2025 12,500 535
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ecuador Government International Bond
3.50%, 07/31/2035
(m)
$ 1,275 $ 466
Egypt Government International Bond
7.90%, 02/21/2048 300 152
8.15%, 11/20/2059 200 102
El Salvador Government International Bond
7.63%, 09/21/2034 125 86
7.63%, 02/01/2041 450 309
7.65%, 06/15/2035 350 249
8.63%, 02/28/2029 350 273
Ghana Government International Bond
0.00%, 04/07/2029
(e)
200 85
0.00%, 03/26/2032
(e)
200 86
0.00%, 04/07/2034
(e)
1,400 612
0.00%, 02/11/2035
(e)
450 198
Guatemala Government Bond
6.13%, 06/01/2050 200 182
6.60%, 06/13/2036
(i)
525 525
Hungary Government Bond
3.00%, 06/26/2024 HUF 205,000 555
6.00%, 11/24/2023 72,240 203
9.50%, 10/21/2026 521,000 1,531
Hungary Government International Bond
6.25%, 09/22/2032
(i)
$ 425 428
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 2,100,000 133
6.38%, 08/15/2028 18,333,000 1,209
6.50%, 02/15/2031 10,200,000 673
7.00%, 02/15/2033 16,200,000 1,108
Iraq International Bond
5.80%, 01/15/2028 $ 1,322 1,213
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 125 104
4.88%, 01/30/2032
(i)
900 750
5.88%, 10/17/2031 200 181
6.63%, 03/22/2048 750 567
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027
(i)
$ 450 447
Mexican Bonos
7.75%, 11/23/2034 MXN 79,400 4,168
Mexico Government International Bond
4.88%, 05/19/2033 $ 840 796
6.35%, 02/09/2035 800 830
Nigeria Government International Bond
6.13%, 09/28/2028 650 535
7.63%, 11/28/2047 200 137
7.88%, 02/16/2032 425 345
8.25%, 09/28/2051 200 142
Peru Government Bond
5.40%, 08/12/2034 PEN 6,025 1,456
6.15%, 08/12/2032 2,175 570
Republic of Poland Government Bond
0.00%, 07/25/2024
(e)
PLN 1,300 301
2.50%, 07/25/2026 3,900 877
6.00%, 10/25/2033 4,350 1,080
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 44,690 1,944
Romania Government Bond
4.85%, 07/25/2029 RON 2,300 465
5.00%, 02/12/2029 2,400 491
Romanian Government International Bond
1.38%, 12/02/2029 EUR 225 191
2.00%, 04/14/2033 875 675
3.62%, 05/26/2030 225 215
6.63%, 09/27/2029 300 339
Saudi Government International Bond
4.50%, 10/26/2046 $ 1,075 906
5.00%, 01/18/2053
(i)
250 222

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Senegal Government International Bond
4.75%, 03/13/2028 EUR 425 $ 397
5.38%, 06/08/2037 525 379
6.75%, 03/13/2048 $ 400 278
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(e),(i)
700 183
0.00%, 06/24/2030
(e)
200 52
Tunisian Republic
6.38%, 07/15/2026 EUR 1,200 770
Ukraine Government International Bond
0.00%, 05/21/2031
(e),(i)
$ 325 84
0.00%, 05/21/2031
(e)
250 65
0.00%, 08/01/2041
(e),(m)
1,325 600
Zambia Government International Bond
0.00%, 04/14/2024
(e)
225 119
$ 42,879
Student Loan Asset Backed Securities - 0.31%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
100 93
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
140 132
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
340 318
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 82
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 81
SLM Private Credit Student Loan Trust 2003-A
8.82%, 06/15/2032 87 87
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
8.91%, 03/15/2033 300 299
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
100 96
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 90
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 126
$ 1,404
Supranational Bank - 0.09%
Inter-American Development Bank
5.00%, 02/12/2024 INR 13,000 155
5.70%, 11/12/2024 22,000 261
$ 416
Telecommunications - 0.30%
CommScope Inc
4.75%, 09/01/2029
(i)
$ 10 7
7.13%, 07/01/2028
(i)
425 237
CommScope Technologies LLC
5.00%, 03/15/2027
(i)
190 106
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(i)
468 444
SoftBank Group Corp
4.63%, 07/06/2028 200 177
Viasat Inc
5.63%, 04/15/2027
(i)
434 388
$ 1,359
Transportation - 0.17%
Rand Parent LLC
8.50%, 02/15/2030
(i)
175 167
Transnet SOC Ltd
8.25%, 02/06/2028
(i)
625 607
$ 774
TOTAL BONDS $ 134,188
CONVERTIBLE BONDS - 1.03%
Principal
Amount (000's) Value (000's)
Airlines - 0.11%
JetBlue Airways Corp
0.50%, 04/01/2026 $ 95 $ 74
Southwest Airlines Co
1.25%, 05/01/2025 385 404
$ 478
Biotechnology - 0.17%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 122
1.25%, 05/15/2027 535 540
Guardant Health Inc
0.00%, 11/15/2027
(e)
85 63
Livongo Health Inc
0.88%, 06/01/2025 50 45
$ 770
Entertainment - 0.01%
Penn Entertainment Inc
2.75%, 05/15/2026 40 49
Healthcare - Services - 0.09%
Teladoc Health Inc
1.25%, 06/01/2027 535 429
Internet - 0.10%
Snap Inc
0.00%, 05/01/2027
(e)
105 78
Spotify USA Inc
0.00%, 03/15/2026
(e)
130 111
Uber Technologies Inc
0.00%, 12/15/2025
(e)
275 258
$ 447
Leisure Products & Services - 0.03%
NCL Corp Ltd
1.13%, 02/15/2027 140 117
Peloton Interactive Inc
0.00%, 02/15/2026
(e)
15 11
$ 128
Media - 0.16%
DISH Network Corp
0.00%, 12/15/2025
(e)
90 58
2.38%, 03/15/2024 140 132
3.38%, 08/15/2026 885 536
$ 726
Pharmaceuticals - 0.14%
Paratek Pharmaceuticals Inc
4.75%, 05/01/2024 629 615
Real Estate - 0.16%
Radius Global Infrastructure Inc
2.50%, 09/15/2026
(i)
730 720
Software - 0.06%
Splunk Inc
1.13%, 06/15/2027 105 92
Unity Software Inc
0.00%, 11/15/2026
(e)
225 178
$ 270
TOTAL CONVERTIBLE BONDS $ 4,632
SENIOR FLOATING RATE INTERESTS
- 0.24%
Principal
Amount (000's) Value (000's)
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(e),(g),(n),(o)
$ 67 $ 2
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc - Escrow
0.00%, PIK 2.50%, 09/25/2024
(e),(g),(n),(o)
864 —
1 Month USD LIBOR + 6.50%
$ 2

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.02%
AmWINS Group Inc
8.18%, 02/18/2028
(n)
$ 20 $ 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
HUB International Ltd
9.58%, 06/08/2030
(n)
60 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 80
Internet - 0.08%
MH Sub I LLC
9.57%, 04/24/2028
(n)
205 197
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Uber Technologies Inc
8.02%, 02/27/2030
(n)
189 189
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 386
Leisure Products & Services - 0.05%
Carnival Corp
8.32%, 08/02/2027
(n)
94 94
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.68%, 10/18/2028
(n)
115 115
6 Month USD LIBOR + 3.25%
$ 209
Media - 0.03%
Ziggo BV
6.93%, 01/31/2029
(n)
EUR 115 121
6 Month Euro Interbank Offered Rate +
3.00%
Software - 0.05%
Open Text Corp
8.06%, 01/31/2030
(n)
$ 100 100
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Playtika Holding Corp
8.18%, 03/11/2028
(n)
147 146
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 246
Transportation - 0.01%
Rand Parent LLC
9.49%, 02/08/2030
(n)
50 48
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,092
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.14%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.78%
4.25%, 09/30/2024 $ 815 $ 806
4.25%, 12/31/2024
(p)
2,480 2,450
4.38%, 10/31/2024 2,430 2,405
4.50%, 11/30/2024 2,380 2,358
$ 8,019
U.S. Treasury Bill - 0.36%
5.24%, 11/16/2023
(q)
1,665 1,647
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,666
TOTAL PURCHASED OPTIONS - 0.08% $ 368
Total Investments $ 432,075
Other Assets and Liabilities -  4.16% 18,737
TOTAL NET ASSETS - 100.00% $ 450,812
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $40,038 or 8.88% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $18,725 or 4.15% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $58,630 or 13.01% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,102 or 0.47% of net assets.
(m) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$514 or 0.11% of net assets.
(q) Rate shown is the discount rate of the original purchase.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Portfolio Summary
Location Percent
United States 70.54%
Mexico 2.26%
Japan 1.60%
Cayman Islands 1.46%
United Kingdom 1.33%
Canada 1.23%
Brazil 1.17%
Netherlands 1.14%
Israel 0.97%
Switzerland 0.84%
Colombia 0.78%
France 0.75%
Hungary 0.74%
Indonesia 0.69%
Czech Republic 0.62%
South Africa 0.56%
Romania 0.53%
Poland 0.50%
Bermuda 0.47%
Peru 0.45%
Luxembourg 0.44%
Ireland 0.38%
Australia 0.37%
Cote d'Ivoire 0.36%
Sweden 0.33%
Jersey, Channel Islands 0.30%
Iraq 0.27%
Nigeria 0.26%
Saudi Arabia 0.25%
Ukraine 0.24%
Senegal 0.23%
Kazakhstan 0.23%
Ghana 0.22%
Germany 0.22%
Mauritius 0.21%
El Salvador 0.21%
Argentina 0.20%
Supranational 0.20%
Spain 0.18%
Tunisia 0.17%
Panama 0.17%
Taiwan 0.17%
Guatemala 0.16%
Singapore 0.15%
Denmark 0.14%
Italy 0.14%
Bahamas 0.14%
Hong Kong 0.10%
Ecuador 0.10%
Norway 0.09%
Purchased Options 0.08%
Liberia 0.07%
Finland 0.06%
Malaysia 0.06%
Egypt 0.05%
Virgin Islands, British 0.04%
New Zealand 0.04%
Portugal 0.04%
Zambia 0.03%
Greece 0.03%
Austria 0.03%
China 0.02%
Puerto Rico 0.01%
Korea, Republic Of 0.01%
Uruguay 0.01%
Belgium 0.00%
Investments Sold Short (6.24)%
Other Assets and Liabilities
10.40%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 402,043 $ 317,010 $ 85,033
Principal Government Money Market Fund - Institutional Class 5.18% 110,545 149,697 260,242 —
$ 110,545 $ 551,740 $ 577,252 $ 85,033
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,561 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 854 — — —
$ 3,415 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Ball Corp N/A 124 $ 12 $ 45.00 10/23/2023 $ 4 $ 1 $ (3)
Put - Ball Corp N/A 58 6 $ 47.50 10/23/2023 3 1 (2)
Put - Baxter International Inc N/A 78 8 $ 35.00 11/20/2023 4 3 (1)
Put - Baxter International Inc N/A 224 22 $ 37.50 11/20/2023 19 20 1
Put - Baxter International Inc N/A 23 2 $ 32.50 11/20/2023 — — —
Put - Endeavor Group Hold-Class A N/A 141 14 $ 20.00 09/18/2023 3 2 (1)
Put - Endeavor Group Hold-Class A N/A 416 42 $ 22.50 11/20/2023 31 74 43
Put - Endeavor Group Hold-Class A N/A 206 21 $ 20.00 10/23/2023 3 10 7
Put - Fidelity National Information
Services Inc
N/A 196 20 $ 50.00 09/18/2023 12 2 (10)
Put - Fidelity National Information
Services Inc
N/A 60 6 $ 47.50 10/23/2023 3 2 (1)
Put - Horizon Therapeutics PLC N/A 63 6 $ 100.00 01/22/2024 61 12 (49)
Put - International Flavors & Fragrances
Inc
N/A 155 16 $ 55.00 09/18/2023 5 — (5)
Put - International Flavors & Fragrances
Inc
N/A 52 5 $ 55.00 11/20/2023 8 2 (6)
Put - Kellogg Co N/A 264 26 $ 60.00 09/18/2023 21 11 (10)
Put - S&P 500 Index N/A 5 1 $ 4,300.00 10/23/2023 24 12 (12)
Put - S&P 500 Index N/A 10 1 $ 4,125.00 01/22/2024 74 47 (27)
Put - S&P 500 Index N/A 11 1 $ 4,000.00 11/20/2023 82 17 (65)
Put - S&P 500 Index Weekly N/A 12 1 $ 3,825.00 10/02/2023 103 2 (101)
Put - Seagen Inc N/A 105 11 $ 190.00 06/24/2024 185 102 (83)
Put - Siemens AG N/A 40 EUR 4 EUR 135.00 09/18/2023 11 4 (7)
Put - SPDR S&P 500 ETF TRUST N/A 8 $ 1 $ 440.00 09/18/2023 4 1 (3)
Put - SPDR S&P 500 ETF TRUST N/A 85 9 $ 430.00 09/18/2023 45 4 (41)
Put - SPDR S&P 500 ETF TRUST N/A 8 1 $ 380.00 09/18/2023 — — —
Put - Teck Resources Ltd-Class B N/A 119 12 $ 33.00 09/18/2023 8 — (8)
Put - Teck Resources Ltd-Class B N/A 38 4 $ 35.00 09/18/2023 2 — (2)
Put - Teck Resources Ltd-Class B N/A 62 6 $ 38.00 10/23/2023 10 5 (5)
Put - Teck Resources Ltd-Class B N/A 15 2 $ 32.00 11/20/2023 1 — (1)
Put - thyssenkrupp AG N/A 1,116 EUR 112 EUR 6.20 09/18/2023 24 2 (22)
Put - thyssenkrupp AG N/A 825 83 EUR 6.20 10/23/2023 12 8 (4)
Put - United States Steel Corp N/A 209 $ 21 $ 25.00 09/18/2023 6 1 (5)
Put - United States Steel Corp N/A 357 36 $ 25.00 10/23/2023 12 8 (4)
Put - Vale SA N/A 591 59 $ 11.00 10/23/2023 12 5 (7)
Put - Vale SA N/A 376 38 $ 13.00 09/18/2023 16 10 (6)
Total $ 808 $ 368 $ (440)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbott Laboratories N/A 1 $ — $ 110.00 10/23/2023 $ — $ — $ —
Call - AbbVie Inc N/A 1 — $ 155.00 10/23/2023 — — —
Call - Activision Blizzard Inc N/A 424 42 $ 92.50 09/18/2023 (72) (11) 61
Call - Amedisys Inc N/A 75 8 $ 90.00 09/18/2023 (24) (30) (6)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Ball Corp N/A 58 $ 6 $ 52.50 10/23/2023 $ (31) $ (19) $ 12
Call - Ball Corp N/A 124 12 $ 50.00 10/23/2023 (51) (66) (15)
Call - Baxter International Inc N/A 78 8 $ 40.00 11/20/2023 (27) (21) 6
Call - Baxter International Inc N/A 247 25 $ 42.50 11/20/2023 (74) (36) 38
Call - Bristol-Myers Squibb Co N/A 2 — $ 65.00 10/23/2023 — — —
Call - Capri Holdings Ltd N/A 80 8 $ 52.50 09/18/2023 (5) (4) 1
Call - Capri Holdings Ltd N/A 76 8 $ 50.00 10/23/2023 (20) (24) (4)
Call - CISCO SYSTEMS N/A 1 — $ 57.50 10/23/2023 — — —
Call - Comcast Corp - Class A N/A 5 1 $ 47.50 10/23/2023 (1) (1) —
Call - Endeavor Group Hold-Class A N/A 206 21 $ 22.50 10/23/2023 (35) (21) 14
Call - Endeavor Group Hold-Class A N/A 141 14 $ 22.50 09/18/2023 (24) (7) 17
Call - Endeavor Group Hold-Class A N/A 416 42 $ 25.00 11/20/2023 (76) (22) 54
Call - Fastenal Co N/A 1 — $ 60.00 10/23/2023 — — —
Call - Fidelity National Information
Services Inc
N/A 60 6 $ 52.50 10/23/2023 (21) (25) (4)
Call - Fidelity National Information
Services Inc
N/A 196 20 $ 55.00 09/18/2023 (89) (29) 60
Call - First Horizon Corporation N/A 37 4 $ 13.00 09/18/2023 (2) (1) 1
Call - Horizon Therapeutics PLC N/A 47 5 $ 110.00 09/18/2023 (7) (21) (14)
Call - International Flavors & Fragrances
Inc
N/A 52 5 $ 60.00 11/20/2023 (36) (60) (24)
Call - International Flavors & Fragrances
Inc
N/A 155 16 $ 60.00 09/18/2023 (101) (164) (63)
Call - Kellogg Co N/A 264 26 $ 65.00 09/18/2023 (80) (1) 79
Call - Microchip Technology Inc N/A 2 — $ 90.00 10/23/2023 — — —
Call - Morgan Stanley N/A 1 — $ 90.00 10/23/2023 — — —
Call - New Relic Inc N/A 17 2 $ 85.00 09/18/2023 (1) (2) (1)
Call - Procter & Gamble Co/The N/A 1 — $ 160.00 10/23/2023 — — —
Call - Radius Global Infrastructure N/A 5 1 $ 15.00 01/22/2024 (1) (1) —
Call - Reata Pharmaceuticals Inc N/A 9 1 $ 175.00 09/18/2023 — — —
Call - Reata Pharmaceuticals Inc N/A 1 — $ 175.00 11/20/2023 — — —
Call - Reata Pharmaceuticals Inc N/A 30 3 $ 165.00 09/18/2023 (15) (15) —
Call - Seagen Inc N/A 10 1 $ 195.00 09/18/2023 (8) (12) (4)
Call - Seagen Inc N/A 24 2 $ 190.00 09/18/2023 (14) (40) (26)
Call - Seagen Inc N/A 6 1 $ 210.00 09/18/2023 (2) (1) 1
Call - Siemens AG N/A 40 EUR 4 EUR 144.00 09/18/2023 (21) (3) 18
Call - Silicon Motion Technology Corp N/A 13 $ 1 $ 60.00 09/18/2023 (8) — 8
Call - Silicon Motion Technology Corp N/A 17 2 $ 55.00 09/18/2023 (3) (2) 1
Call - Sovos Brands Inc N/A 242 24 $ 25.00 02/20/2024 (2) (1) 1
Call - SPDR S&P 500 ETF TRUST N/A 34 3 $ 441.00 09/18/2023 (19) (40) (21)
Call - Starbucks Corp N/A 1 — $ 105.00 10/23/2023 — — —
Call - Teck Resources Ltd-Class B N/A 38 4 $ 39.00 09/18/2023 (16) (10) 6
Call - Teck Resources Ltd-Class B N/A 62 6 $ 42.00 10/23/2023 (21) (11) 10
Call - Teck Resources Ltd-Class B N/A 78 8 $ 37.00 09/18/2023 (36) (35) 1
Call - Teck Resources Ltd-Class B N/A 29 3 $ 37.00 11/20/2023 (12) (16) (4)
Call - Teck Resources Ltd-Class B N/A 41 4 $ 36.00 09/18/2023 (19) (22) (3)
Call - thyssenkrupp AG N/A 604 EUR 60 EUR 7.00 10/23/2023 (36) (27) 9
Call - thyssenkrupp AG N/A 1,116 112 EUR 6.80 09/18/2023 (56) (47) 9
Call - thyssenkrupp AG N/A 221 22 EUR 6.70 10/23/2023 (10) (15) (5)
Call - Tower Semiconductor Ltd N/A 5 $ 1 $ 31.00 09/18/2023 — — —
Call - Tower Semiconductor Ltd N/A 5 1 $ 36.00 09/18/2023 (3) — 3
Call - United Parcel Service Inc N/A 1 — $ 180.00 10/23/2023 — — —
Call - United States Steel Corp N/A 209 21 $ 28.00 09/18/2023 (71) (69) 2
Call - United States Steel Corp N/A 357 36 $ 30.00 10/23/2023 (109) (86) 23
Call - Vale SA N/A 207 21 $ 14.00 09/18/2023 (8) (2) 6
Call - Vale SA N/A 169 17 $ 15.00 09/18/2023 (7) — 7
Call - Vale SA N/A 421 42 $ 13.00 10/23/2023 (26) (34) (8)
Call - Williams Cos Inc/The N/A 2 — $ 36.00 10/23/2023 — — —
Put - Horizon Therapeutics PLC N/A 8 1 $ 90.00 09/18/2023 (1) — 1
Put - Horizon Therapeutics PLC N/A 45 5 $ 60.00 01/22/2024 (7) (2) 5
Put - Horizon Therapeutics PLC N/A 18 2 $ 55.00 01/22/2024 (3) (1) 2
Put - S&P 500 Index N/A 11 1 $ 3,600.00 11/20/2023 (38) (7) 31
Put - S&P 500 Index N/A 10 1 $ 3,700.00 01/22/2024 (34) (20) 14
Put - Seagen Inc N/A 105 11 $ 145.00 06/24/2024 (49) (36) 13
Put - SPDR S&P 500 ETF TRUST N/A 51 5 $ 415.00 09/18/2023 (11) (1) 10
Put - SPDR S&P 500 ETF TRUST N/A 16 2 $ 410.00 09/18/2023 (2) — 2

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Tower Semiconductor Ltd N/A 4 $ — $ 25.00 09/18/2023 $ (1) $ (1) $ —
Total $ (1,446) $ (1,122) $ 324
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2024 Short 121 $ 28,988 $ 17
Australia 10 Year Bond; September 2023 Short 78 5,871 3
Brent Crude; November 2023
(a)
Long 23 1,997 53
CAC40 Index; September 2023 Long 35 2,781 11
Canada 10 Year Bond; December 2023 Short 50 4,415 (35)
Cocoa; December 2023
(a)
Long 17 635 51
Coffee 'C'; December 2023
(a)
Short 21 1,217 (18)
Corn; December 2023
(a)
Short 36 861 16
Cotton No.2; December 2023
(a)
Long 14 615 12
DAX Index; September 2023 Long 4 1,735 (35)
DJ Euro Stoxx 50; September 2023 Short 102 4,770 27
DJ Euro Stoxx 50; September 2023 Long 59 2,759 (31)
Dollar Index; September 2023 Long 15 1,554 17
E-Mini DJIA Index; September 2023 Long 21 3,653 (48)
Euribor; December 2024 Short 132 34,653 (33)
Euribor; June 2024 Short 43 11,239 (32)
Euro Bond 10 Year Bond; September 2023 Short 30 4,333 (36)
Euro Schatz; December 2023 Short 62 7,091 (5)
Euro Schatz; September 2023 Short 184 20,974 (28)
Euro-Bobl 5 Year; September 2023 Short 50 6,295 (39)
FTSE100 Index; September 2023 Short 67 6,334 17
Gasoline RBOB; October 2023
(a)
Long 23 2,479 (44)
Gold 100 oz; December 2023
(a)
Short 8 1,573 (8)
Hang Seng Index; September 2023 Short 26 3,034 (7)
ICE 3 Month Sterling Overnight Index Average; December 2024 Short 30 9,010 (21)
Japan Topix Index; September 2023 Long 27 4,325 160
KC HRW Wheat; December 2023
(a)
Short 30 1,091 31
LME Copper; December 2023
(a)
Short 8 1,685 (6)
LME Copper; September 2023
(a)
Short — — (62)
LME PRI Alum; December 2023
(a)
Short 16 887 2
LME PRI Alum; September 2023
(a)
Short — — 35
LME Zinc; December 2023
(a)
Short 10 608 7
LME Zinc; September 2023
(a)
Short — — 36
Low Sulphur Gasoline; October 2023
(a)
Long 21 1,855 (7)
Nasdaq 100 E-Mini; September 2023 Long 16 4,972 115
Natural Gas; October 2023
(a)
Short 26 720 (13)
Nikkei 225 OSE; September 2023 Long 16 3,586 41
NY Harb ULSD; October 2023
(a)
Long 16 2,092 32
Russell 2000 Emini; September 2023 Short 110 10,459 —
Russell 2000 Emini; September 2023 Long 16 1,521 (36)
S&P 500 Emini; September 2023 Short 2 452 (17)
S&P 500 Emini; September 2023 Long 32 7,226 68
S&P/TSX 60 Index; September 2023 Short 3 540 (7)
Silver; December 2023
(a)
Long 7 869 1
Soybean Meal; December 2023
(a)
Short 9 364 (5)
Soybean Oil; December 2023
(a)
Long 21 787 (3)
Soybean; November 2023
(a)
Long 20 1,369 (13)
Sugar #11; October 2023
(a)
Long 50 1,403 23
UK 10 Year Gilt; December 2023 Short 37 4,479 (48)
US 10 Year Note; December 2023 Long 74 8,216 74
US 10 Year Note; December 2023 Short 55 6,107 (49)
US 10 Year Ultra Note; December 2023 Short 35 4,064 (41)
US 2 Year Note; December 2023 Long 35 7,133 21
US 2 Year Note; December 2023 Short 84 17,120 (47)
US 5 Year Note; December 2023 Long 230 24,592 146
US 5 Year Note; December 2023 Short 79 8,447 (50)
US Long Bond; December 2023 Short 36 4,380 (51)
US Ultra Bond; December 2023 Short 12 1,554 (26)
Wheat; December 2023
(a)
Short 42 1,264 122

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
WTI Crude; October 2023
(a)
Long 25 $ 2,091 $ 69
Total $ 306
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/22/2023 AUD 6,584 $ 4,475 $ — $ (208)
Bank of America NA 09/22/2023 GBP 8,042 $ 10,226 19 (59)
Bank of America NA 09/22/2023 CAD 13,617 $ 10,285 — (205)
Bank of America NA 09/22/2023 EUR 8,368 $ 9,245 — (165)
Bank of America NA 09/22/2023 JPY 429,591 $ 3,039 1 (77)
Bank of America NA 09/22/2023 MXN 77,540 $ 4,432 110 (7)
Bank of America NA 09/22/2023 NZD 5,412 $ 3,362 2 (138)
Bank of America NA 09/22/2023 CHF 11,808 $ 13,470 61 (139)
Bank of America NA 09/22/2023 $ 141 MXN 2,423 — (1)
Bank of America NA 09/22/2023 $ 8,667 JPY 1,206,179 360 (3)
Bank of America NA 09/22/2023 $ 5,052 EUR 4,634 27 (5)
Bank of America NA 09/22/2023 $ 12,915 CAD 17,309 114 (13)
Bank of America NA 09/22/2023 $ 7,068 AUD 10,589 211 (2)
Bank of America NA 09/22/2023 $ 4,387 CHF 3,884 11 (29)
Bank of America NA 09/22/2023 $ 6,258 NZD 10,265 139 (2)
Bank of America NA 09/22/2023 $ 2,058 GBP 1,619 10 (2)
Barclays Bank PLC 09/20/2023 $ 883 CAD 1,180 9 —
Barclays Bank PLC 10/31/2023 $ 127 EUR 115 2 —
Citigroup Inc 09/14/2023 EUR 75 $ 81 — —
Citigroup Inc 09/14/2023 $ 82 EUR 75 — —
Citigroup Inc 09/22/2023 EUR 4,000 $ 4,352 — (13)
Citigroup Inc 09/22/2023 $ 1,889 ZAR 35,500 12 —
Citigroup Inc 09/22/2023 $ 4,329 EUR 4,000 — (11)
Deutsche Bank AG 09/20/2023 $ 3,792 EUR 3,519 — (26)
Goldman Sachs & Co 09/13/2023 $ 127 EUR 116 2 —
Goldman Sachs & Co 09/20/2023 $ 730 CHF 655 — (13)
Goldman Sachs & Co 09/21/2023 $ 330 EUR 305 — (1)
Goldman Sachs & Co 09/21/2023 $ 967 JPY 136,413 27 (1)
Goldman Sachs & Co 09/22/2023 INR 139,550 $ 1,676 11 —
Goldman Sachs & Co 09/22/2023 THB 61,200 $ 1,753 — (2)
Goldman Sachs & Co 09/22/2023 $ 1,438 BRL 7,200 — (12)
Goldman Sachs & Co 09/22/2023 $ 2,459 MXN 41,800 15 —
Goldman Sachs & Co 09/22/2023 $ 108 COP 450,000 — (2)
Goldman Sachs & Co 09/22/2023 $ 1,788 CNH 13,050 — (7)
Goldman Sachs & Co 10/04/2023 EUR 163 $ 181 — (4)
Goldman Sachs & Co 10/04/2023 $ 74 DKK 502 1 —
Goldman Sachs & Co 10/04/2023 $ 177 EUR 163 — —
Goldman Sachs & Co 10/19/2023 $ 50 EUR 46 — —
Goldman Sachs & Co 10/24/2023 $ 1,434 EUR 1,319 1 (1)
Goldman Sachs & Co 11/20/2023 $ 203 EUR 185 1 —
Goldman Sachs & Co 12/05/2023 $ 603 AUD 900 21 —
Goldman Sachs & Co 12/26/2023 $ 1,399 JPY 194,327 40 —
Goldman Sachs & Co 12/27/2023 $ 982 GBP 783 — (11)
JPMorgan Chase 09/07/2023 $ 263 CAD 347 6 —
JPMorgan Chase 09/13/2023 $ 154 EUR 140 2 —
JPMorgan Chase 09/14/2023 $ 5,840 EUR 5,300 89 —
JPMorgan Chase 09/20/2023 $ 879 EUR 800 12 (1)
JPMorgan Chase 09/21/2023 $ 296 EUR 274 — (1)
JPMorgan Chase 09/22/2023 $ 747 CNH 5,450 — (3)
JPMorgan Chase 10/04/2023 $ 201 DKK 1,367 1 —
JPMorgan Chase 10/13/2023 $ 470 CAD 632 2 —
JPMorgan Chase 10/19/2023 $ 100 EUR 90 1 —
JPMorgan Chase 11/22/2023 $ 293 EUR 268 1 —
JPMorgan Chase 12/06/2023 $ 330 GBP 263 — (4)
JPMorgan Chase 12/22/2023 $ 109 EUR 100 — —
Merrill Lynch 09/05/2023 EUR 210 $ 229 — (1)
Merrill Lynch 09/05/2023 $ 226 EUR 210 — (1)
Merrill Lynch 10/31/2023 $ 288 EUR 261 4 —
Merrill Lynch 12/05/2023 $ 163 EUR 150 — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 09/20/2023 CAD 295 $ 218 $ 1 $ —
Morgan Stanley & Co 09/20/2023 $ 590 SEK 6,390 6 —
Morgan Stanley & Co 09/20/2023 $ 2,828 GBP 2,271 — (51)
RBC Dominon Securities Corp 09/20/2023 $ 230 EUR 206 7 —
Royal Bank of Scotland 09/20/2023 GBP 127 $ 162 — (1)
Toronto Dominion Bank 09/20/2023 EUR 372 $ 407 — (3)
Total $ 1,339 $ (1,225)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
A mount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.59% (1.00)% Quarterly 12/20/2025 $ 525 $ (6) $ 1 $ — $ (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.59% (1.00)% Quarterly 12/20/2025 500 (4) — — (4)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.59% (1.00)% Quarterly 12/20/2025 750 (6) (1) — (7)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.58% (1.00)% Quarterly 12/20/2025 525 (5) — — (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.58% (1.00)% Quarterly 12/20/2025 500 (4) — — (4)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.58% (1.00)% Quarterly 12/20/2025 550 (4) (1) — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.54% (1.00)% Quarterly 12/20/2025 525 (5) — — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.54% (1.00)% Quarterly 12/20/2025 500 (5) — — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.54% (1.00)% Quarterly 12/20/2025 300 (2) (1) — (3)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.57% (1.00)% Quarterly 12/20/2025 500 (5) — — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.57% (1.00)% Quarterly 12/20/2025 525 (5) — — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.57% (1.00)% Quarterly 12/20/2025 550 (4) (1) — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.57% (1.00)% Quarterly 12/20/2025 200 (2) — — (2)
Total $ (57) $ (3) $ — $ (60)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 $ 1,905 $ 2 $ (56) $ (54)
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 4,125 8 (124) (116)
CDX.NA.HY.40 N/A (5.00)% Quarterly 06/20/2028 4,100 (35) (81) (116)
ITRX.39 N/A (5.00)% Quarterly 06/20/2028 EUR 2,700 (90) (28) (118)
Republic of South Africa, 5.87%, 09/16/2025 2.47% (1.00)% Quarterly 06/20/2028 $ 1,100 67 (1) 66
Total $ (48) $ (290) $ (338)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of Deposit Pay 3.41% Annual Annual N/A 09/20/2028 KRW 2,600,000 $ (16) $ — $ (16)
3 Month KRW Certificate of Deposit Pay 3.41% Annual Annual N/A 09/20/2028 2,100,000 (7) (6) (13)
3 Month Tel AVIV Inter-Bank Offered Rate Pay 3.36% Quarterly Annual N/A 09/20/2028 ILS 14,900 (66) 1 (65)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month Tel AVIV Inter-Bank Offered Rate Pay 3.36% Quarterly Annual N/A 09/20/2028 ILS 1,500 $ 2 $ (8) $ (6)
MXN TIIE Banxico Pay 9.27% Monthly Monthly N/A 09/17/2025 MXN 99,000 (81) — (81)
MXN TIIE Banxico Pay 9.27% Monthly Monthly N/A 09/17/2025 10,000 (6) (2) (8)
Sinacofi Chile Interbank Rate Avg Receive 7.37% Annual Annual N/A 11/29/2024 CLP 3,900,000 14 — 14
Sinacofi Chile Interbank Rate Avg Receive 7.37% Annual Annual N/A 11/29/2024 3,000,000 8 3 11
Sinacofi Chile Interbank Rate Avg Pay 7.37% Annual Annual N/A 11/29/2024 1,000,000 29 (33) (4)
Total $ (123) $ (45) $ (168)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co
(a)
Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long securities traded in foreign
currencies but settle in USD
Monthly 10/31/2023-
05/30/2024
$ 17,884 $ — $ — $ (67)
JPMorgan Chase Floating rate based on
Overnight Bank Funding Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 09/01/2023-
03/27/2024
1,870 — 8 —
Morgan Stanley & Co
(b)
Floating rate based on 1 Day
Federal Funds Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 85,565 — 5,499 —
Total $ 105,319 $ — $ 5,507 $ (67)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Activision Blizzard Inc
21,500
$ 1,978
11.06%
Seagen Inc
7,500
1,546
8.64%
thyssenkrupp AG
194,100
1,495
8.36%
Kellogg Co
23,500
1,434
8.02%
JSR Corp
44,673
1,250
6.99%
Capri Holdings Ltd
21,265
1,116
6.24%
Vale SA
83,800
1,104
6.17%
Baxter International Inc
24,700
1,003
5.61%
Origin Energy Ltd
173,916
982
5.49%
Dechra Pharmaceuticals PLC
19,545
942
5.27%
Toshiba Corp
29,525
934
5.22%
National Instruments Corp
13,895
828
4.63%
Horizon Therapeutics Plc
6,235
703
3.93%
Fidelity National Information Services Inc
11,000
614
3.43%
United States Steel Corp
16,168
503
2.81%
Siemens AG
2,106
317
1.77%
Endeavor Group Holdings Inc
13,500
296
1.65%
Newcrest Mining Ltd
15,171
256
1.43%
Novozymes A/S
(4,143)
(180)
(1.00)%
Chr Hansen Holding A/S
2,708
177
0.99%
Vivendi SE
11,551
105
0.59%
SimCorp A/S
683
73
0.41%
Majorel Group Luxembourg SA
1,531
49
0.28%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,834
$ 929
1.09%
Apple Inc
4,915
923
1.08%
Western Digital Corp
(17,910)
(806)
(0.94)%
Moderna Inc
(6,897)
(780)
(0.91)%
Teradyne Inc
(6,654)
(718)
(0.84)%
Alphabet Inc - A Shares
5,268
717
0.84%
Catalent Inc
(12,935)
(646)
(0.76)%
Enphase Energy Inc
(5,073)
(642)
(0.75)%
First Solar Inc
(3,374)
(638)
(0.75)%
Huntington Ingalls Industries Inc
(2,880)
(635)
(0.74)%
Corteva Inc
(12,419)
(627)
(0.73)%
Xylem Inc/NY
(6,046)
(626)
(0.73)%
Avery Dennison Corp
(3,153)
(594)
(0.69)%
Hess Corp
(3,747)
(579)
(0.68)%
Southwest Airlines Co
(17,757)
(561)
(0.66)%
Lamb Weston Holdings Inc
(5,749)
(560)
(0.65)%
Lam Research Corp
797
560
0.65%
Domino's Pizza Inc
(1,347)
(522)
(0.61)%
Tyson Foods Inc
(9,792)
(522)
(0.61)%
Intel Corp
(14,615)
(514)
(0.60)%
Schlumberger NV
(8,652)
(510)
(0.60)%
Diamondback Energy Inc
(3,319)
(504)
(0.59)%
Coterra Energy Inc
(17,266)
(487)
(0.57)%
Axon Enterprise Inc
(2,283)
(486)
(0.57)%
Amazon.com Inc
3,507
484
0.56%
Tyler Technologies Inc
(1,189)
(474)
(0.55)%
Corning Inc
(14,403)
(473)
(0.55)%
Generac Holdings Inc
(3,972)
(472)
(0.55)%
IDEX Corp
(2,079)
(471)
(0.55)%
Marathon Oil Corp
(17,750)
(468)
(0.55)%
Texas Instruments Inc
(2,729)
(459)
(0.54)%
Alaska Air Group Inc
(10,812)
(454)
(0.53)%
Qorvo Inc
(4,180)
(449)
(0.52)%
ON Semiconductor Corp
4,550
448
0.52%
FMC Corp
(5,101)
(440)
(0.51)%
Cummins Inc
(1,880)
(432)
(0.51)%
Adobe Inc
761
426
0.50%
Westrock Co
(12,918)
(423)
(0.49)%
Williams Cos Inc/The
(12,233)
(422)
(0.50)%
Broadcom Inc
456
421
0.49%
Allstate Corp/The
(3,794)
(409)
(0.48)%
Caterpillar Inc
1,454
409
0.48%
Cisco Systems Inc
7,089
407
0.47%
FleetCor Technologies Inc
1,488
404
0.47%
Aptiv PLC
(3,950)
(401)
(0.47)%
United Airlines Holdings Inc
(7,789)
(388)
(0.45)%
Juniper Networks Inc
(13,178)
(384)
(0.45)%
NVIDIA Corp
774
382
0.45%
RTX Corp
(4,424)
(381)
(0.45)%
Meta Platforms Inc
1,233
365
0.43%
(b) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (6.21)% Shares Value (000's)
Advertising - (0.01)%
Interpublic Group of Cos Inc/The 141 $ 5
Omnicom Group Inc 336 27
$ 32
Aerospace & Defense - (0.11)%
Airbus SE 484 71
Boeing Co/The 2 —
CAE Inc 10,735 259
Lockheed Martin Corp 34 15
Northrop Grumman Corp 146 63
RTX Corp 1,105 95
$ 503
Agriculture - (0.02)%
Bunge Ltd 640 73
Apparel - (0.07)%
Deckers Outdoor Corp 553 293
Automobile Manufacturers - (0.08)%
General Motors Co 5,420 182
Renault SA 2,767 112
Toyota Motor Corp 2,900 50
$ 344
Automobile Parts & Equipment - (0.07)%
Aptiv PLC 1,577 160
BorgWarner Inc 2,102 86
Lear Corp 168 24
$ 270
Banks - (0.06)%
Bank of Montreal 80 7
Commerzbank AG 5,724 63
National Bank of Canada 3,000 209
UBS Group AG 732 19
$ 298
Beverages - (0.07)%
Davide Campari-Milano NV 21,947 287
Remy Cointreau SA 336 52
$ 339
Biotechnology - (0.28)%
Alnylam Pharmaceuticals Inc 342 68
Bachem Holding AG 1,085 101
Biogen Inc 373 100
BioMarin Pharmaceutical Inc 700 64
Corteva Inc 107 5
Illumina Inc 721 119
Incyte Corp 1,735 112
Moderna Inc 989 112
Regeneron Pharmaceuticals Inc 369 305
REVOLUTION Medicines Inc 2,595 88
Seagen Inc 23 5
Swedish Orphan Biovitrum AB 219 4
Swedish Orphan Biovitrum AB - Rights 219 —
United Therapeutics Corp 547 123
$ 1,206
Building Materials - (0.10)%
CRH PLC 538 31
Svenska Cellulosa AB SCA 12,573 167
TOTO Ltd 3,100 85
West Fraser Timber Co Ltd 1,900 144
$ 427
Chemicals - (0.17)%
Akzo Nobel NV 372 30
Chr Hansen Holding A/S 6 —
Croda International PLC 2,588 181
DSM-Firmenich AG 41 4
Ecolab Inc 48 9
EMS-Chemie Holding AG 24 18
FMC Corp 544 47
Nippon Paint Holdings Co Ltd 600 5
Novozymes A/S 1,664 72
OCI NV 8,812 223
Solvay SA 1,195 138
COMMON STOCKS (continued) Shares Value (000’s)
Chemicals (continued)
Symrise AG 401 $ 42
$ 769
Commercial Services - (0.11)%
Dai Nippon Printing Co Ltd 7,000 191
Equifax Inc 408 84
Quanta Services Inc 446 94
Rentokil Initial PLC 19,248 147
$ 516
Computers - (0.01)%
Leidos Holdings Inc 244 24
Nomura Research Institute Ltd 700 20
$ 44
Consumer Products - (0.01)%
Avery Dennison Corp 319 60
Cosmetics & Personal Care - (0.06)%
Beiersdorf AG 195 26
Kose Corp 1,800 149
Shiseido Co Ltd 2,100 85
$ 260
Distribution & Wholesale - (0.03)%
D'ieteren Group 438 72
Mitsui & Co Ltd 1,100 41
$ 113
Diversified Financial Services - (0.22)%
Ameriprise Financial Inc 34 11
Brookfield Asset Management Ltd 945 33
Capital One Financial Corp 141 14
Intercontinental Exchange Inc 6,017 710
Invesco Ltd 4,342 69
London Stock Exchange Group PLC 581 60
Raymond James Financial Inc 787 82
$ 979
Electric - (0.03)%
Elia Group SA/NV 795 92
NextEra Energy Inc 707 47
$ 139
Electronics - (0.17)%
Amphenol Corp 151 13
Arrow Electronics Inc 763 102
Azbil Corp 4,500 150
Hirose Electric Co Ltd 200 24
Ibiden Co Ltd 1,600 96
Keysight Technologies Inc 1,027 137
Mettler-Toledo International Inc 44 53
Murata Manufacturing Co Ltd 1,400 78
TDK Corp 2,600 95
Trimble Inc 1,112 61
$ 809
Energy - Alternate Sources - (0.08)%
Enphase Energy Inc 290 37
First Solar Inc 562 106
SolarEdge Technologies Inc 350 57
Vestas Wind Systems A/S 6,880 159
$ 359
Engineering & Construction - (0.09)%
Auckland International Airport Ltd 7,793 36
Ferrovial SE 6,376 202
Jacobs Solutions Inc 390 53
Keppel Corp Ltd 23,100 119
Taisei Corp 300 10
$ 420
Entertainment - (0.01)%
Flutter Entertainment PLC 293 53
Environmental Control - (0.06)%
GFL Environmental Inc 1,400 45
Kurita Water Industries Ltd 5,700 222
$ 267

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Food - (0.10)%
HelloFresh SE 3,440 $ 111
Hormel Foods Corp 1,720 66
Kerry Group PLC 1,327 124
Nissin Foods Holdings Co Ltd 600 52
Ocado Group PLC 4,641 51
Yakult Honsha Co Ltd 1,400 73
$ 477
Forest Products & Paper - (0.01)%
UPM-Kymmene Oyj 1,912 65
Gas - 0.00%
Brookfield Infrastructure Corp 1 —
Hand & Machine Tools - (0.01)%
Techtronic Industries Co Ltd 3,500 35
Healthcare - Products - (0.40)%
Avantor Inc 6,870 149
Danaher Corp 726 192
Exact Sciences Corp 890 74
Globus Medical Inc 13,888 751
Hologic Inc 296 22
Masimo Corp 1,239 142
Novocure Ltd 1,251 28
Olympus Corp 1,300 18
QIAGEN NV 3,809 174
Revvity Inc 143 17
Sartorius Stedim Biotech 123 35
Waters Corp 704 198
$ 1,800
Healthcare - Services - (0.11)%
BioMerieux 1,579 163
Catalent Inc 867 43
Laboratory Corp of America Holdings 111 23
Lonza Group AG 63 35
Quest Diagnostics Inc 217 29
Ramsay Health Care Ltd 3,447 114
$ 407
Home Furnishings - (0.08)%
Panasonic Holdings Corp 3,900 45
Sharp Corp/Japan 23,700 146
Sony Group Corp 1,900 158
$ 349
Insurance - (0.06)%
AIA Group Ltd 800 7
Erie Indemnity Co 451 126
Prudential PLC 10,001 122
$ 255
Internet - (0.11)%
CDW Corp/DE 273 58
Chewy Inc 723 17
CyberAgent Inc 7,300 46
Pinterest Inc 5,436 149
Snap Inc Class A 11,734 121
Trend Micro Inc/Japan 2,600 110
Zillow Group Inc - C Shares 1,124 59
$ 560
Investment Companies - (0.17)%
EXOR NV 223 20
Industrivarden AB - C Shares 4,147 108
Investor AB - B Shares 16,623 320
Kinnevik AB - B Shares 2,971 35
L E Lundbergforetagen AB 3,649 148
Sofina SA 368 83
Washington H Soul Pattinson & Co Ltd 3,507 75
$ 789
Iron & Steel - (0.04)%
Mineral Resources Ltd 3,437 158
Leisure Products & Services - (0.13)%
Shimano Inc 1,500 220
Yamaha Corp 11,300 349
$ 569
COMMON STOCKS (continued) Shares Value (000’s)
Lodging - (0.09)%
Galaxy Entertainment Group Ltd 48,000 $ 317
Hyatt Hotels Corp 700 79
Wynn Resorts Ltd 127 13
$ 409
Machinery - Construction & Mining - (0.09)%
Hitachi Ltd 4,500 299
Siemens Energy AG 6,258 89
$ 388
Machinery - Diversified - (0.16)%
Cognex Corp 1,734 82
FANUC Corp 4,000 114
Hexagon AB 12,497 112
Kubota Corp 5,300 85
Yaskawa Electric Corp 8,000 314
$ 707
Media - (0.05)%
Bollore SE 26,180 155
News Corp - A Shares 362 8
Walt Disney Co/The 1,110 93
Warner Bros Discovery Inc 1,517 20
$ 276
Mining - (0.13)%
Ivanhoe Mines Ltd 8,200 73
Newmont Corp 7,502 296
Sumitomo Metal Mining Co Ltd 5,800 180
$ 549
Miscellaneous Manufacturers - (0.08)%
Axon Enterprise Inc 169 36
Teledyne Technologies Inc 806 337
$ 373
Office & Business Equipment - (0.03)%
Zebra Technologies Corp 475 131
Oil & Gas - (0.37)%
Exxon Mobil Corp 10,704 1,190
Hess Corp 1,485 229
HF Sinclair Corp 2,397 132
Neste Oyj 1,397 51
Repsol SA 2,847 44
Tourmaline Oil Corp 700 36
$ 1,682
Oil & Gas Services - (0.01)%
Seatrium Ltd 235,988 25
Packaging & Containers - (0.01)%
Ball Corp 725 39
SIG Group AG 728 19
$ 58
Pharmaceuticals - (0.02)%
Eisai Co Ltd 1,000 63
Otsuka Holdings Co Ltd 700 27
$ 90
Pipelines - (0.20)%
ONEOK Inc 13,787 899
Private Equity - (0.09)%
3i Group PLC 2,829 71
Brookfield Corp 2,300 78
EQT AB 1,328 27
KKR & Co Inc 2,683 169
$ 345
Real Estate - (0.12)%
CBRE Group Inc 2,020 172
Mitsubishi Estate Co Ltd 6,800 87
REA Group Ltd 578 62
Sagax AB 5,197 108
UOL Group Ltd 11,900 58
Wharf Real Estate Investment Co Ltd 17,000 71
$ 558
REITs - (0.08)%
Kimco Realty Corp 20,138 381

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2023
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Retail - (0.28)%
Advance Auto Parts Inc 249 $ 17
AutoZone Inc 5 13
Burlington Stores Inc 879 143
Canadian Tire Corp Ltd 1,062 126
Dollar Tree Inc 2,649 324
MatsukiyoCocokara & Co 3,200 188
McDonald's Holdings Co Japan Ltd 900 36
Nitori Holdings Co Ltd 1,300 148
Pan Pacific International Holdings Corp 1,900 38
Reece Ltd 7,484 98
Ulta Beauty Inc 370 154
Walmart Inc 341 55
$ 1,340
Semiconductors - (0.68)%
Analog Devices Inc 421 77
Broadcom Inc 2,464 2,274
Hamamatsu Photonics KK 10,100 467
MaxLinear Inc 400 9
ON Semiconductor Corp 1,365 134
Skyworks Solutions Inc 342 37
STMicroelectronics NV 409 19
Teradyne Inc 370 40
Wolfspeed Inc 865 41
$ 3,098
Software - (0.28)%
BILL Holdings Inc 82 9
Black Knight Inc 1,451 110
Broadridge Financial Solutions Inc 234 44
Ceridian HCM Holding Inc 2,598 188
Electronic Arts Inc 874 105
Jack Henry & Associates Inc 308 48
Koei Tecmo Holdings Co Ltd 3,100 48
Konami Group Corp 300 17
Palantir Technologies Inc 10,524 158
PTC Inc 589 87
ROBLOX Corp 1,240 35
Snowflake Inc - Class A 743 117
Square Enix Holdings Co Ltd 1,300 49
SS&C Technologies Holdings Inc 2,592 149
Take-Two Interactive Software Inc 277 39
Twilio Inc 424 27
Tyler Technologies Inc 138 55
$ 1,285
Telecommunications - (0.06)%
SoftBank Group Corp 500 22
T-Mobile US Inc 1,651 225
$ 247
Transportation - (0.24)%
Canadian Pacific Kansas City Ltd 1,400 111
DSV A/S 391 74
JB Hunt Transport Services Inc 997 187
Keisei Electric Railway Co Ltd 12,300 471
Knight-Swift Transportation Holdings Inc 1,547 85
MTR Corp Ltd 143 1
Old Dominion Freight Line Inc 151 65
West Japan Railway Co 3,000 130
$ 1,124
TOTAL COMMON STOCKS (proceeds $27,108) $ 28,002
PREFERRED STOCKS - (0.01)%
Consumer Products - 0.00%
Henkel AG & Co KGaA 1.85% 55 $ 4
Electronics - (0.01)%
Sartorius AG 1.44% 153 63
TOTAL PREFERRED STOCKS (proceeds $63) $ 67
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.02)%
Principal Amount
(000's) Value (000's)
U.S. Treasury - (0.02)%
3.25%, 06/30/2029 $ 73 $ 69
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $74) $ 69
TOTAL SHORT SALES (proceeds $27,245) $ 28,138

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 4.26% Shares Held Value (000's)
Money Market Funds - 4.26%
BlackRock Liquidity FedFund - Institutional Class
5.23%
(a),(b)
536 $ 1
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(c)
682,287 682
$ 683
TOTAL INVESTMENT COMPANIES $ 683
COMMON STOCKS - 95.38% Shares Held Value (000's)
Commercial Services - 6.57%
Atlas Arteria Ltd 39,936 $ 157
CCR SA 153,222 388
Transurban Group 59,205 507
$ 1,052
Electric - 44.02%
ALLETE Inc 7,586 417
American Electric Power Co Inc 8,488 665
CenterPoint Energy Inc 18,351 512
CLP Holdings Ltd 53,000 416
CMS Energy Corp 7,259 408
DTE Energy Co 4,085 422
EDP Renovaveis SA 13,341 244
Emera Inc 11,400 427
Entergy Corp 5,999 571
National Grid PLC 52,741 658
NextEra Energy Inc 16,160 1,080
PG&E Corp
(d)
11,972 195
Public Service Enterprise Group Inc 8,702 532
Sempra 7,118 500
$ 7,047
Engineering & Construction - 13.59%
Aena SME SA
(e)
4,094 643
Beijing Capital International Airport Co Ltd
(d)
622,000 326
Cellnex Telecom SA - Rights
(e)
11,862 454
China Tower Corp Ltd
(e)
3,214,000 311
Enav SpA
(e)
60,240 243
Grupo Aeroportuario del Centro Norte SAB de CV 6,861 79
Vinci SA 1,067 119
$ 2,175
Gas - 1.81%
China Resources Gas Group Ltd 102,900 289
Pipelines - 9.80%
DT Midstream Inc 8,527 446
Gibson Energy Inc 32,000 481
Williams Cos Inc /The 18,605 642
$ 1,569
REITs - 7.99%
American Tower Corp 5,211 945
Crown Castle Inc 3,322 334
$ 1,279
Transportation - 7.55%
Canadian National Railway Co 4,500 507
Kyushu Railway Co 18,100 394
Union Pacific Corp 1,395 308
$ 1,209
Water - 4.05%
Aguas Andinas SA 547,707 187
Severn Trent PLC 15,225 462
$ 649
TOTAL COMMON STOCKS $ 15,269
Total Investments $ 15,952
Other Assets and Liabilities -  0.36% 57
TOTAL NET ASSETS - 100.00% $ 16,009
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1 or 0.01%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,651 or 10.31% of net assets.
Portfolio Summary
Location Percent
United States 54.09%
Canada 8.84%
Spain 8.38%
United Kingdom 6.99%
Hong Kong 4.41%
Australia 4.15%
China 3.98%
Japan 2.46%
Brazil 2.42%
Italy 1 .52%
Chile 1.17%
France 0.74%
Mexico 0.49%
Other Assets and Liabilities
0.36%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
August 31, 2023
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 10,427 $ 9,745 $ 682
Principal Government Money Market Fund - Institutional Class 5.18% — 10,091 10,091 —
$ — $ 20,518 $ 19,836 $ 682
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 27 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 4 — — —
$ 31 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 3 .75 % Shares Held Value (000's)
Exchange-Traded Funds - 3 .22%
iShares MSCI EAFE ETF 554,700 $ 39,678
Money Market Funds - 0 .53%
BlackRock Liquidity FedFund - Institutional Class
5.23%
(a),(b)
1,943,910 1,944
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
4,610,617 4,610
$ 6,554
TOTAL INVESTMENT COMPANIES $ 46,232
COMMON STOCKS - 95 .62 % Shares Held Value (000's)
Advertising - 0 .23%
Dentsu Group Inc 15,700 $ 469
Hakuhodo DY Holdings Inc 16,600 157
Publicis Groupe SA 17,722 1,383
WPP PLC 83,220 807
$ 2,816
Aerospace & Defense - 1 .64%
Airbus SE 45,898 6,715
BAE Systems PLC 236,021 3,004
Dassault Aviation SA 1,597 314
Elbit Systems Ltd 2,060 404
MTU Aero Engines AG 4,167 973
Rheinmetall AG 3,372 916
Rolls-Royce Holdings PLC
(d)
651,671 1,828
Saab AB 6,201 327
Safran SA 26,465 4,241
Singapore Technologies Engineering Ltd 120,900 341
Thales SA 8,138 1,187
$ 20,250
Agriculture - 0 .76%
British American Tobacco PLC 164,495 5,449
Imperial Brands PLC 66,847 1,513
Japan Tobacco Inc 92,900 2,034
Wilmar International Ltd 148,700 416
$ 9,412
Airlines - 0 .14%
ANA Holdings Inc
(d)
12,500 282
Deutsche Lufthansa AG
(d)
46,281 413
Japan Airlines Co Ltd 11,200 231
Qantas Airways Ltd
(d)
65,424 249
Singapore Airlines Ltd 115,300 586
$ 1,761
Apparel - 2 .44%
Adidas AG 12,543 2,503
Burberry Group PLC 29,203 806
Hermes International SCA 2,452 5,043
Kering SA 5,764 3,082
LVMH Moet Hennessy Louis Vuitton SE 21,379 18,080
Puma SE 8,175 548
$ 30,062
Automobile Manufacturers - 3 .26%
Bayerische Motoren Werke AG 23,305 2,451
Daimler Truck Holding AG 38,230 1,345
Ferrari NV 9,760 3,095
Honda Motor Co Ltd 119,200 3,852
Isuzu Motors Ltd 45,100 577
Mazda Motor Corp 44,000 458
Mercedes-Benz Group AG 62,125 4,546
Nissan Motor Co Ltd 179,700 764
Renault SA 14,882 601
Stellantis NV 171,298 3,180
Subaru Corp 47,600 915
Suzuki Motor Corp 28,500 1,120
Toyota Motor Corp 821,100 14,147
Volkswagen AG 2,285 327
Volvo AB - A Shares 15,504 317
Volvo AB - B Shares 116,839 2,355
Volvo Car AB
(d),(e)
46,138 175
$ 40,225
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .73%
Aisin Corp 11,500 $ 384
Bridgestone Corp 44,200 1,716
Cie Generale des Etablissements Michelin SCA 52,527 1,643
Continental AG 8,517 632
Denso Corp 33,600 2,293
Koito Manufacturing Co Ltd 16,200 275
NGK Insulators Ltd 18,100 240
Sumitomo Electric Industries Ltd 55,300 677
Toyota Industries Corp 11,400 805
Valeo SE 16,025 312
$ 8,977
Banks - 10 .26%
ABN AMRO Bank NV
(e),(f)
31,271 460
AIB Group PLC 111,518 508
ANZ Group Holdings Ltd 232,688 3,799
Banco Bilbao Vizcaya Argentaria SA 461,883 3,644
Banco Santander SA 1,253,075 4,891
Bank Hapoalim BM 98,363 814
Bank Leumi Le-Israel BM 118,840 922
Bank of Ireland Group PLC 81,811 815
Banque Cantonale Vaudoise 2,332 253
Barclays PLC 1,204,422 2,243
BNP Paribas SA 81,234 5,253
BOC Hong Kong Holdings Ltd 286,500 796
CaixaBank SA 319,474 1,294
Chiba Bank Ltd/The 41,000 293
Commerzbank AG 82,420 906
Commonwealth Bank of Australia 129,780 8,549
Computershare Ltd 44,407 722
Concordia Financial Group Ltd 82,100 364
Credit Agricole SA 93,713 1,181
Danske Bank A/S 53,405 1,199
DBS Group Holdings Ltd 140,200 3,451
Deutsche Bank AG 150,069 1,633
DNB Bank ASA 71,663 1,417
Erste Group Bank AG 26,622 950
FinecoBank Banca Fineco SpA 47,279 646
Hang Seng Bank Ltd 59,200 754
HSBC Holdings PLC 1,530,529 11,291
ING Groep NV 280,245 3,971
Intesa Sanpaolo SpA 1,203,231 3,213
Israel Discount Bank Ltd 95,777 479
Japan Post Bank Co Ltd 112,000 899
KBC Group NV 19,380 1,272
Lloyds Banking Group PLC 4,986,361 2,664
Macquarie Group Ltd 28,428 3,250
Mediobanca Banca di Credito Finanziario SpA 42,741 558
Mitsubishi UFJ Financial Group Inc 884,100 7,053
Mizrahi Tefahot Bank Ltd 11,957 393
Mizuho Financial Group Inc 186,780 3,078
National Australia Bank Ltd 243,080 4,530
NatWest Group PLC 450,017 1,309
Nordea Bank Abp 249,423 2,732
Oversea-Chinese Banking Corp Ltd 262,200 2,433
Resona Holdings Inc 165,700 878
Shizuoka Financial Group Inc 36,200 294
Skandinaviska Enskilda Banken AB 122,865 1,424
Societe Generale SA 56,319 1,596
Standard Chartered PLC 183,647 1,652
Sumitomo Mitsui Financial Group Inc 98,300 4,494
Sumitomo Mitsui Trust Holdings Inc 25,344 949
Svenska Handelsbanken AB 112,932 942
Swedbank AB 65,735 1,163
UBS Group AG 254,653 6,745
UniCredit SpA 142,754 3,478
United Overseas Bank Ltd 97,900 2,057
Westpac Banking Corp 271,694 3,844
$ 126,398

Schedule of Investments
International Equity Index Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1 .98%
Anheuser-Busch InBev SA/NV 67,252 $ 3,817
Asahi Group Holdings Ltd 37,300 1,451
Budweiser Brewing Co APAC Ltd
(f)
133,300 289
Carlsberg AS 7,625 1,103
Coca-Cola Europacific Partners PLC 15,987 1,025
Coca-Cola HBC AG
(d)
17,109 493
Davide Campari-Milano NV 40,473 529
Diageo PLC 173,979 7,125
Endeavour Group Ltd/Australia 110,935 394
Heineken Holding NV 10,036 803
Heineken NV 22,299 2,168
JDE Peet's NV 9,732 271
Kirin Holdings Co Ltd 60,100 844
Pernod Ricard SA 15,834 3,107
Remy Cointreau SA 1,769 274
Suntory Beverage & Food Ltd 10,800 347
Treasury Wine Estates Ltd 55,890 421
$ 24,461
Biotechnology - 0 .91%
Argenx SE
(d)
4,333 2,178
Bachem Holding AG 2,613 243
CSL Ltd 37,348 6,596
Genmab A/S
(d)
5,113 1,959
Swedish Orphan Biovitrum AB
(d),(e)
13,145 253
Swedish Orphan Biovitrum AB - Rights
(d)
13,145 12
$ 11,241
Building Materials - 1 .82%
AGC Inc 15,100 530
Cie de Saint-Gobain SA 35,814 2,330
CRH PLC 56,182 3,232
Daikin Industries Ltd 20,400 3,526
Geberit AG 2,588 1,339
Heidelberg Materials AG 11,213 902
Holcim AG
(d)
40,356 2,669
Investment AB Latour 11,464 208
James Hardie Industries PLC
(d)
34,077 1,024
Kingspan Group PLC 11,974 1,012
Lixil Corp 22,200 278
Nibe Industrier AB 117,338 878
ROCKWOOL A/S 712 182
Sika AG 11,332 3,202
Svenska Cellulosa AB SCA 46,910 624
TOTO Ltd 10,300 283
Xinyi Glass Holdings Ltd 128,000 189
$ 22,408
Chemicals - 2 .74%
Air Liquide SA 40,552 7,327
Akzo Nobel NV 13,208 1,072
Arkema SA 4,649 486
Asahi Kasei Corp 97,200 627
BASF SE 69,207 3,503
Brenntag SE 11,364 919
Chr Hansen Holding A/S 8,054 525
Clariant AG
(d)
16,705 278
Covestro AG
(d),(f)
14,958 794
Croda International PLC 10,811 755
DSM-Firmenich AG 14,399 1,332
EMS-Chemie Holding AG 543 407
Evonik Industries AG 16,236 311
Givaudan SA 715 2,382
ICL Group Ltd 59,897 358
Johnson Matthey PLC 14,204 293
Mitsubishi Chemical Group Corp 99,100 592
Mitsui Chemicals Inc 13,200 358
Nippon Paint Holdings Co Ltd 73,400 567
Nippon Sanso Holdings Corp 13,400 323
Nissan Chemical Corp 9,800 420
Nitto Denko Corp 11,000 750
Novozymes A/S 15,836 685
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
OCI NV 8,169 $ 207
Shin-Etsu Chemical Co Ltd 141,000 4,494
Solvay SA 5,739 665
Sumitomo Chemical Co Ltd 109,000 302
Symrise AG 10,281 1,072
Toray Industries Inc 107,400 579
Tosoh Corp 20,100 260
Umicore SA 16,216 430
Wacker Chemie AG 1,413 208
Yara International ASA 12,819 467
$ 33,748
Commercial Services - 2 .52%
Adecco Group AG 12,388 533
Adyen NV
(d),(f)
1,682 1,405
Amadeus IT Group SA 34,880 2,393
Ashtead Group PLC 33,929 2,367
Brambles Ltd 107,569 1,042
Bureau Veritas SA 22,836 612
Dai Nippon Printing Co Ltd 17,000 465
Edenred 19,325 1,231
Experian PLC 71,234 2,488
GMO Payment Gateway Inc 3,300 209
IDP Education Ltd 19,396 308
Intertek Group PLC 12,496 654
Nexi SpA
(d),(f)
45,724 328
Persol Holdings Co Ltd 14,400 246
Randstad NV 8,546 502
Recruit Holdings Co Ltd 111,600 3,975
RELX PLC 146,620 4,779
Rentokil Initial PLC 195,116 1,486
Secom Co Ltd 16,300 1,141
Securitas AB 38,078 310
SGS SA 11,606 1,054
TOPPAN INC 19,100 461
Transurban Group 238,514 2,042
Wise PLC
(d)
47,606 385
Worldline SA/France
(d),(f)
18,601 605
$ 31,021
Computers - 0 .98%
BayCurrent Consulting Inc 10,200 351
Bechtle AG 6,342 308
Capgemini SE 12,768 2,383
Check Point Software Technologies Ltd
(d)
7,247 975
CyberArk Software Ltd
(d)
3,233 537
Fujitsu Ltd 13,600 1,700
Itochu Techno-Solutions Corp 7,400 220
Logitech International SA 12,733 881
NEC Corp 19,000 1,001
Nomura Research Institute Ltd 29,843 858
NTT Data Group Corp 48,900 657
Obic Co Ltd 5,400 939
Otsuka Corp 8,800 392
SCSK Corp 12,100 210
Teleperformance SE 4,577 632
$ 12,044
Consumer Products - 0 .37%
Henkel AG & Co KGaA 8,046 556
Reckitt Benckiser Group PLC 55,554 4,009
$ 4,565
Cosmetics & Personal Care - 2 .12%
Beiersdorf AG 7,805 1,022
Essity AB 47,162 1,101
Haleon PLC 428,998 1,756
Kao Corp 36,100 1,394
Kose Corp 2,600 216
L'Oreal SA 18,674 8,202
Shiseido Co Ltd 31,000 1,258
Unicharm Corp 31,200 1,245

Schedule of Investments
International Equity Index Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Unilever PLC 194,728 $ 9,945
$ 26,139
Distribution & Wholesale - 1 .45%
Bunzl PLC 26,165 937
D'ieteren Group 1,663 271
IMCD NV 4,412 608
ITOCHU Corp 92,000 3,453
Marubeni Corp 111,800 1,827
Mitsubishi Corp 89,000 4,390
Mitsui & Co Ltd 101,700 3,788
Sumitomo Corp 81,000 1,666
Toyota Tsusho Corp 16,400 976
$ 17,916
Diversified Financial Services - 1 .57%
abrdn plc 150,822 315
AerCap Holdings NV
(d)
11,954 735
Amundi SA
(f)
4,736 282
ASX Ltd 14,989 558
Daiwa Securities Group Inc 103,300 587
Deutsche Boerse AG 14,711 2,611
Euronext NV
(f)
6,635 479
Futu Holdings Ltd ADR
(d)
4,276 255
Hargreaves Lansdown PLC 27,543 265
Hong Kong Exchanges & Clearing Ltd 93,200 3,612
Japan Exchange Group Inc 38,900 679
Julius Baer Group Ltd 15,949 1,107
London Stock Exchange Group PLC 30,944 3,201
Mitsubishi HC Capital Inc 62,500 406
Nomura Holdings Inc 232,700 901
ORIX Corp 90,800 1,693
SBI Holdings Inc 18,990 388
Schroders PLC 62,409 325
Singapore Exchange Ltd 66,400 473
St James's Place PLC 42,473 475
$ 19,347
Electric - 2 .63%
BKW AG 1,635 281
Chubu Electric Power Co Inc 49,900 665
CLP Holdings Ltd 127,000 996
E.ON SE 173,831 2,140
EDP - Energias de Portugal SA 242,965 1,107
EDP Renovaveis SA 23,785 435
Elia Group SA/NV 2,277 262
Endesa SA 24,592 511
Enel SpA 629,732 4,228
Engie SA 141,416 2,277
Fortum Oyj 34,736 466
Iberdrola SA 471,386 5,592
Kansai Electric Power Co Inc/The 54,500 773
Mercury NZ Ltd 53,687 199
Meridian Energy Ltd 100,002 320
National Grid PLC 285,087 3,559
Origin Energy Ltd 133,386 750
Orsted AS
(f)
14,646 940
Power Assets Holdings Ltd 107,000 527
Redeia Corp SA 31,420 510
RWE AG 48,953 2,016
Sembcorp Industries Ltd 69,200 274
SSE PLC 84,422 1,735
Terna - Rete Elettrica Nazionale 108,938 898
Tokyo Electric Power Co Holdings Inc
(d)
118,200 518
Verbund AG 5,272 431
$ 32,410
Electrical Components & Equipment - 0 .84%
Brother Industries Ltd 18,000 305
Legrand SA 20,659 2,035
Prysmian SpA 20,333 831
Schneider Electric SE 42,135 7,222
$ 10,393
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .57%
ABB Ltd 123,859 $ 4,710
Assa Abloy AB 77,604 1,747
Azbil Corp 8,900 297
Halma PLC 29,395 797
Hirose Electric Co Ltd 2,399 290
Hoya Corp 27,400 3,040
Ibiden Co Ltd 8,700 524
Kyocera Corp 24,800 1,272
MINEBEA MITSUMI Inc 28,100 476
Murata Manufacturing Co Ltd 44,500 2,489
NIDEC CORP 32,300 1,681
Shimadzu Corp 18,300 538
TDK Corp 30,100 1,096
Yokogawa Electric Corp 17,700 350
$ 19,307
Energy - Alternate Sources - 0 .16%
Corp ACCIONA Energias Renovables SA 5,099 151
Vestas Wind Systems A/S
(d)
78,190 1,807
$ 1,958
Engineering & Construction - 1 .19%
Acciona SA 1,912 273
ACS Actividades de Construccion y Servicios SA 16,961 595
Aena SME SA
(f)
5,807 913
Aeroports de Paris 2,299 303
Auckland International Airport Ltd
(d)
96,930 451
Bouygues SA 14,762 510
Cellnex Telecom SA - Rights
(f)
43,760 1,674
CK Infrastructure Holdings Ltd 49,000 248
Eiffage SA 5,691 562
Ferrovial SE 39,427 1,250
Infrastrutture Wireless Italiane SpA
(f)
26,020 322
Kajima Corp 32,700 546
Keppel Corp Ltd 112,800 579
Lendlease Corp Ltd 53,372 269
Obayashi Corp 50,300 455
Shimizu Corp 43,200 291
Skanska AB 26,342 386
Taisei Corp 13,200 444
Vinci SA 41,150 4,584
$ 14,655
Entertainment - 0 .98%
Aristocrat Leisure Ltd 45,557 1,203
Entain PLC 49,454 723
Evolution AB
(f)
14,189 1,535
Flutter Entertainment PLC
(d)
13,672 2,486
Genting Singapore Ltd 468,200 303
La Francaise des Jeux SAEM
(f)
8,134 294
Lottery Corp Ltd/The 172,332 560
Oriental Land Co Ltd/Japan 84,500 3,044
Toho Co Ltd/Tokyo 8,700 332
Universal Music Group NV 63,438 1,573
$ 12,053
Environmental Control - 0 .03%
Kurita Water Industries Ltd 8,100 316
Food - 4 .25%
Aeon Co Ltd
(e)
50,700 1,051
Ajinomoto Co Inc 34,900 1,478
Barry Callebaut AG 276 481
Carrefour SA 46,262 884
Chocoladefabriken Lindt & Spruengli AG - PC 74 885
Chocoladefabriken Lindt & Spruengli AG - REG 8 943
CK Hutchison Holdings Ltd 207,632 1,132
Coles Group Ltd 103,626 1,090
Danone SA 49,853 2,906
HelloFresh SE
(d)
12,014 387
J Sainsbury PLC 128,268 439
Jeronimo Martins SGPS SA 21,926 559
Kerry Group PLC 12,341 1,151
Kesko Oyj 21,148 413

Schedule of Investments
International Equity Index Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kikkoman Corp 10,500 $ 607
Kobe Bussan Co Ltd 11,700 292
Koninklijke Ahold Delhaize NV 75,202 2,460
Lotus Bakeries NV 32 252
MEIJI Holdings Co Ltd 18,200 456
Mowi ASA 34,032 617
Nestle SA 206,727 24,857
Nissin Foods Holdings Co Ltd 4,800 419
Ocado Group PLC
(d)
44,835 494
Orkla ASA 58,152 444
Salmar ASA 5,619 274
Seven & i Holdings Co Ltd 58,300 2,392
Tesco PLC 555,026 1,867
WH Group Ltd
(f)
645,500 332
Woolworths Group Ltd 94,359 2,325
Yakult Honsha Co Ltd 9,900 519
$ 52,406
Food Service - 0 .33%
Compass Group PLC 134,224 3,385
Sodexo SA 6,850 735
$ 4,120
Forest Products & Paper - 0 .28%
Holmen AB 7,264 275
Mondi PLC 37,594 625
Oji Holdings Corp 66,800 273
Smurfit Kappa Group PLC 20,143 845
UPM-Kymmene Oyj 41,325 1,414
$ 3,432
Gas - 0 .33%
Centrica PLC 430,834 827
Enagas SA 19,271 329
Hong Kong & China Gas Co Ltd 866,387 637
Naturgy Energy Group SA 9,760 282
Osaka Gas Co Ltd 29,000 463
Snam SpA 156,131 806
Tokyo Gas Co Ltd 30,300 701
$ 4,045
Hand & Machine Tools - 0 .25%
Fuji Electric Co Ltd 9,800 462
Makita Corp 17,300 474
Schindler Holding AG - PC 3,152 702
Schindler Holding AG - REG 1,818 382
Techtronic Industries Co Ltd 106,500 1,050
$ 3,070
Healthcare - Products - 2 .01%
Alcon Inc 38,689 3,229
Asahi Intecc Co Ltd 16,800 341
Carl Zeiss Meditec AG 3,116 309
Cochlear Ltd 5,083 892
Coloplast A/S 9,198 1,048
Demant A/S
(d)
7,803 318
DiaSorin SpA 1,733 183
EBOS Group Ltd 11,868 268
EssilorLuxottica SA 22,828 4,291
Fisher & Paykel Healthcare Corp Ltd 44,862 606
FUJIFILM Holdings Corp 28,900 1,708
Getinge AB 17,711 307
Koninklijke Philips NV
(d)
71,901 1,616
Lifco AB 18,049 330
Olympus Corp 98,000 1,324
QIAGEN NV
(d)
17,656 806
Sartorius Stedim Biotech 2,141 607
Siemens Healthineers AG
(f)
21,834 1,093
Smith & Nephew PLC 67,623 912
Sonova Holding AG 4,025 1,063
Straumann Holding AG 8,642 1,307
Sysmex Corp 13,000 690
Terumo Corp 52,100 1,576
$ 24,824
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0 .62%
BioMerieux 3,207 $ 331
Eurofins Scientific SE 10,450 643
Fresenius Medical Care AG & Co KGaA 15,902 766
Fresenius SE & Co KGaA 32,707 1,049
Lonza Group AG 5,766 3,180
Medibank Pvt Ltd 213,232 504
Ramsay Health Care Ltd 14,195 471
Sonic Healthcare Ltd 34,630 720
$ 7,664
Holding Companies - Diversified - 0 .07%
Jardine Matheson Holdings Ltd 12,368 588
Swire Pacific Ltd 33,000 272
$ 860
Home Builders - 0 .30%
Barratt Developments PLC 75,459 433
Berkeley Group Holdings PLC 8,243 423
Daiwa House Industry Co Ltd 45,900 1,275
Iida Group Holdings Co Ltd 12,320 202
Open House Group Co Ltd 6,100 206
Persimmon PLC 24,731 333
Sekisui Chemical Co Ltd 29,800 457
Taylor Wimpey PLC 273,483 395
$ 3,724
Home Furnishings - 0 .90%
Hoshizaki Corp 8,400 322
Panasonic Holdings Corp 171,000 1,968
Rational AG 396 302
SEB SA 1,928 212
Sharp Corp/Japan 20,100 124
Sony Group Corp 97,600 8,119
$ 11,047
Insurance - 4 .84%
Admiral Group PLC 16,434 518
Aegon NV 130,660 670
Ageas SA/NV 12,371 492
AIA Group Ltd 894,400 8,093
Allianz SE 31,227 7,591
ASR Nederland NV 12,376 541
Assicurazioni Generali SpA 78,474 1,625
Aviva PLC 212,014 1,006
AXA SA 142,093 4,269
Baloise Holding AG 3,546 554
Dai-ichi Life Holdings Inc 72,800 1,353
Gjensidige Forsikring ASA 15,485 241
Hannover Rueck SE 4,668 993
Helvetia Holding AG 2,874 437
Insurance Australia Group Ltd 188,990 709
Japan Post Holdings Co Ltd 174,200 1,336
Japan Post Insurance Co Ltd 14,800 238
Legal & General Group PLC 462,838 1,279
M&G PLC 173,654 419
MS&AD Insurance Group Holdings Inc 33,200 1,192
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
10,566 4,101
NN Group NV 19,415 747
Phoenix Group Holdings PLC 58,132 383
Prudential PLC 213,171 2,596
QBE Insurance Group Ltd 115,526 1,114
Sampo Oyj 35,607 1,563
Sompo Holdings Inc 22,850 994
Suncorp Group Ltd 98,064 860
Swiss Life Holding AG 2,285 1,431
Swiss Re AG 23,353 2,268
T&D Holdings Inc 38,800 615
Talanx AG 4,904 330
Tokio Marine Holdings Inc 139,500 3,079
Tryg A/S 27,034 516
Zurich Insurance Group AG 11,649 5,462
$ 59,615

Schedule of Investments
International Equity Index Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0 .86%
Adevinta ASA - B Shares
(d)
22,564 $ 160
Auto Trader Group PLC
(f)
71,125 545
CyberAgent Inc 33,300 212
Delivery Hero SE
(d),(f)
13,562 495
Grab Holdings Ltd
(d)
145,062 547
M3 Inc 34,200 682
MonotaRO Co Ltd 19,400 229
Prosus NV
(d)
54,302 3,745
Rakuten Group Inc 115,700 450
Scout24 SE
(f)
5,807 400
Sea Ltd ADR
(d)
28,250 1,063
SEEK Ltd 27,580 412
Trend Micro Inc/Japan 10,400 441
Wix.com Ltd
(d)
4,179 413
Z Holdings Corp 206,800 621
ZOZO Inc 10,900 218
$ 10,633
Investment Companies - 0 .52%
Eurazeo SE 3,373 199
EXOR NV 8,397 743
Groupe Bruxelles Lambert NV 7,383 595
Industrivarden AB - A Shares 10,079 263
Industrivarden AB - C Shares 11,955 311
Investor AB - B Shares 134,012 2,579
L E Lundbergforetagen AB 5,885 239
Melrose Industries PLC 104,639 679
Sofina SA 1,193 268
Washington H Soul Pattinson & Co Ltd 18,167 387
Wendel SE 2,063 188
$ 6,451
Iron & Steel - 0 .52%
ArcelorMittal SA 39,618 1,052
BlueScope Steel Ltd 35,273 477
Fortescue Metals Group Ltd 131,116 1,805
JFE Holdings Inc 38,100 602
Mineral Resources Ltd 13,552 622
Nippon Steel Corp 66,177 1,565
voestalpine AG 8,986 263
$ 6,386
Leisure Products & Services - 0 .15%
Shimano Inc 6,000 880
Yamaha Corp 10,900 336
Yamaha Motor Co Ltd 23,000 595
$ 1,811
Lodging - 0 .33%
Accor SA 14,356 514
City Developments Ltd 38,600 191
Galaxy Entertainment Group Ltd
(d)
169,000 1,117
InterContinental Hotels Group PLC 13,033 980
Sands China Ltd
(d)
188,000 636
Whitbread PLC 15,322 666
$ 4,104
Machinery - Construction & Mining - 1 .19%
Epiroc AB - A Shares 51,025 979
Epiroc AB - B Shares 30,194 494
Hitachi Construction Machinery Co Ltd 8,300 258
Hitachi Ltd 72,600 4,825
Komatsu Ltd 71,600 2,038
Metso Oyj 51,348 590
Mitsubishi Electric Corp 149,600 1,949
Mitsubishi Heavy Industries Ltd 24,800 1,404
Sandvik AB 82,553 1,561
Siemens Energy AG
(d)
40,227 573
$ 14,671
Machinery - Diversified - 1 .92%
Atlas Copco AB - A Shares 207,972 2,750
Atlas Copco AB - B Shares 120,853 1,391
Beijer Ref AB
(e)
29,802 342
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
CNH Industrial NV 79,230 $ 1,092
Daifuku Co Ltd 23,500 434
FANUC Corp 73,800 2,099
GEA Group AG 11,879 468
Hexagon AB 160,750 1,435
Husqvarna AB 27,074 233
Keyence Corp 15,060 6,253
Kone Oyj 26,316 1,197
Kubota Corp 78,400 1,262
Omron Corp 13,600 656
SMC Corp 4,400 2,139
Spirax-Sarco Engineering PLC 5,713 732
Wartsila OYJ Abp 36,652 465
Yaskawa Electric Corp 18,600 729
$ 23,677
Media - 0 .39%
Bollore SE 57,124 338
Informa PLC 108,365 1,001
Pearson PLC 49,905 529
Vivendi SE 52,429 478
Wolters Kluwer NV 19,939 2,402
$ 4,748
Metal Fabrication & Hardware - 0 .18%
MISUMI Group Inc 22,000 383
SKF AB 26,384 427
Tenaris SA 36,561 584
VAT Group AG
(f)
2,090 836
$ 2,230
Mining - 2 .59%
Anglo American PLC 98,385 2,616
Antofagasta PLC 30,533 559
BHP Group Ltd 392,226 11,276
Boliden AB 21,177 563
Endeavour Mining PLC 14,356 293
Glencore PLC 815,486 4,343
IGO Ltd 52,769 471
Newcrest Mining Ltd 69,237 1,154
Norsk Hydro ASA 102,728 568
Northern Star Resources Ltd 89,056 682
Pilbara Minerals Ltd 208,924 626
Rio Tinto Ltd 28,742 2,082
Rio Tinto PLC 87,172 5,369
South32 Ltd 351,870 767
Sumitomo Metal Mining Co Ltd 19,100 593
$ 31,962
Miscellaneous Manufacturers - 1 .08%
Alfa Laval AB 22,402 787
Alstom SA 22,174 611
Indutrade AB 21,156 406
JSR Corp 13,700 382
Knorr-Bremse AG 5,617 384
Orica Ltd 35,267 357
Siemens AG 58,844 8,840
Smiths Group PLC 27,078 562
Toshiba Corp 31,900 1,008
$ 13,337
Office & Business Equipment - 0 .21%
Canon Inc 77,400 1,905
Ricoh Co Ltd 42,500 346
Seiko Epson Corp 22,400 351
$ 2,602
Oil & Gas - 4 .24%
Aker BP ASA 24,467 666
Ampol Ltd 18,451 420
BP PLC 1,343,481 8,302
DCC PLC
(d)
7,647 418
ENEOS Holdings Inc 223,030 838
Eni SpA 182,970 2,829

Schedule of Investments
International Equity Index Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Equinor ASA 69,755 $ 2,142
Galp Energia SGPS SA 38,099 526
Idemitsu Kosan Co Ltd 14,981 319
Inpex Corp 75,100 1,052
Neste Oyj 32,756 1,198
OMV AG 11,403 528
Repsol SA 98,904 1,529
Santos Ltd 251,462 1,244
Shell PLC 519,092 15,871
TotalEnergies SE 174,088 10,920
Woodside Energy Group Ltd 147,013 3,510
$ 52,312
Oil & Gas Services - 0 .03%
Seatrium Ltd
(d)
3,434,237 368
Packaging & Containers - 0 .10%
SIG Group AG
(d)
23,678 623
Stora Enso Oyj 45,044 573
$ 1,196
Pharmaceuticals - 9 .17%
Amplifon SpA 9,641 313
Astellas Pharma Inc 140,100 2,120
AstraZeneca PLC 120,001 16,119
Bayer AG 76,065 4,162
Chugai Pharmaceutical Co Ltd 52,000 1,585
Daiichi Sankyo Co Ltd 143,200 4,218
Eisai Co Ltd 19,500 1,233
Grifols SA
(d)
23,095 316
GSK PLC 317,060 5,554
Hikma Pharmaceuticals PLC 12,833 354
Ipsen SA 2,920 378
Kobayashi Pharmaceutical Co Ltd 3,900 192
Kyowa Kirin Co Ltd 20,900 382
Merck KGaA 10,007 1,796
Novartis AG 158,702 15,972
Novo Nordisk A/S 126,335 23,303
Ono Pharmaceutical Co Ltd 30,000 567
Orion Oyj 8,337 341
Otsuka Holdings Co Ltd 30,200 1,147
Recordati Industria Chimica e Farmaceutica SpA 8,096 406
Roche Holding AG 54,397 15,965
Roche Holding AG 2,478 772
Sanofi 87,968 9,369
Shionogi & Co Ltd 20,200 887
Takeda Pharmaceutical Co Ltd 122,500 3,786
Teva Pharmaceutical Industries Ltd ADR
(d)
86,746 847
UCB SA 9,789 878
$ 112,962
Pipelines - 0 .05%
APA Group 97,503 566
Private Equity - 0 .39%
3i Group PLC 75,361 1,898
CapitaLand Investment Ltd/Singapore 201,400 482
EQT AB 27,534 554
Partners Group Holding AG 1,757 1,894
$ 4,828
Real Estate - 1 .08%
Azrieli Group Ltd 3,287 176
CK Asset Holdings Ltd 153,132 845
Daito Trust Construction Co Ltd 4,800 529
ESR Group Ltd
(f)
169,600 254
Fastighets AB Balder
(d)
50,480 241
Hang Lung Properties Ltd 139,000 185
Henderson Land Development Co Ltd 111,982 308
Hongkong Land Holdings Ltd 85,729 304
Hulic Co Ltd 29,700 267
LEG Immobilien SE
(d)
5,738 413
Mitsubishi Estate Co Ltd 87,100 1,109
Mitsui Fudosan Co Ltd 68,900 1,508
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
New World Development Co Ltd 116,750 $ 248
Nomura Real Estate Holdings Inc 8,500 214
REA Group Ltd 4,091 436
Sagax AB 15,272 318
Sekisui House Ltd 46,200 942
Sino Land Co Ltd 285,073 327
Sumitomo Realty & Development Co Ltd 22,100 565
Sun Hung Kai Properties Ltd 112,000 1,261
Swire Properties Ltd 90,600 189
Swiss Prime Site AG 5,940 570
UOL Group Ltd 36,000 177
Vonovia SE 56,767 1,362
Wharf Real Estate Investment Co Ltd 129,000 538
$ 13,286
REITs - 1 .08%
CapitaLand Ascendas REIT 288,950 592
CapitaLand Integrated Commercial Trust 411,938 582
Covivio SA/France 3,910 191
Daiwa House REIT Investment Corp 171 324
Dexus 83,276 416
Gecina SA 3,559 381
GLP J-Reit 362 341
Goodman Group 131,271 1,978
GPT Group/The 148,315 402
Japan Metropolitan Fund Invest 541 363
Japan Real Estate Investment Corp 99 411
Klepierre SA 16,657 440
Land Securities Group PLC 54,545 416
Link REIT 195,840 971
Mapletree Logistics Trust 267,900 333
Mapletree Pan Asia Commercial Trust 182,700 205
Mirvac Group 305,513 476
Nippon Building Fund Inc 119 503
Nippon Prologis REIT Inc 176 354
Nomura Real Estate Master Fund Inc 329 387
Scentre Group 401,872 712
Segro PLC 90,081 840
Stockland 184,830 505
Unibail-Rodamco-Westfield
(d)
9,151 488
Vicinity Ltd 299,596 361
Warehouses De Pauw CVA 12,829 367
$ 13,339
Retail - 2 .02%
Associated British Foods PLC 26,924 678
Cie Financiere Richemont SA 40,417 5,733
Dufry AG
(d)
7,469 332
Fast Retailing Co Ltd 13,600 3,120
H & M Hennes & Mauritz AB 50,007 764
Industria de Diseno Textil SA 84,459 3,236
Jardine Cycle & Carriage Ltd 7,600 188
JD Sports Fashion PLC 200,656 368
Kingfisher PLC 147,489 437
MatsukiyoCocokara & Co 8,900 524
McDonald's Holdings Co Japan Ltd 6,700 267
Moncler SpA 15,947 1,080
Next PLC 9,327 824
Nitori Holdings Co Ltd 6,200 706
Pan Pacific International Holdings Corp 29,500 588
Pandora A/S 6,547 678
Reece Ltd 17,506 230
Swatch Group AG/The - BR 2,240 629
Swatch Group AG/The - REG 4,073 217
USS Co Ltd 15,900 278
Welcia Holdings Co Ltd
(e)
7,300 134
Wesfarmers Ltd 87,841 3,057
Zalando SE
(d),(f)
17,350 539
Zensho Holdings Co Ltd 7,200 340
$ 24,947

Schedule of Investments
International Equity Index Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .39%
Advantest Corp 14,900 $ 1,865
ASM International NV 3,635 1,750
ASML Holding NV 31,214 20,524
BE Semiconductor Industries NV 5,969 685
Disco Corp 7,100 1,403
Hamamatsu Photonics KK 10,900 504
Infineon Technologies AG 101,112 3,613
Lasertec Corp 5,800 902
Renesas Electronics Corp
(d)
98,600 1,643
Rohm Co Ltd 6,800 567
STMicroelectronics NV 52,918 2,498
SUMCO Corp 27,100 362
Tokyo Electron Ltd 36,500 5,421
$ 41,737
Shipbuilding - 0 .02%
Kongsberg Gruppen ASA 6,811 283
Software - 1 .59%
Capcom Co Ltd 13,400 565
Dassault Systemes SE 51,874 2,056
Global-e Online Ltd
(d)
6,995 277
Koei Tecmo Holdings Co Ltd 9,120 142
Konami Group Corp 7,800 453
Monday.com Ltd
(d)
1,682 298
Nemetschek SE 4,471 309
Nexon Co Ltd 26,400 536
Oracle Corp Japan 3,000 210
Sage Group PLC/The 79,367 975
SAP SE 80,850 11,279
Square Enix Holdings Co Ltd 6,600 250
Temenos AG 4,938 391
TIS Inc 17,000 401
WiseTech Global Ltd 12,847 576
Xero Ltd
(d)
11,135 901
$ 19,619
Telecommunications - 2 .78%
BT Group PLC 499,980 731
Deutsche Telekom AG 250,953 5,371
Elisa Oyj 11,013 541
Hikari Tsushin Inc 1,600 266
HKT Trust & HKT Ltd 292,980 312
KDDI Corp 115,900 3,445
Koninklijke KPN NV 250,075 875
Nice Ltd
(d)
4,898 955
Nippon Telegraph & Telephone Corp 2,313,600 2,671
Nokia OYJ 414,282 1,657
Orange SA 144,171 1,619
Singapore Telecommunications Ltd 639,400 1,124
SoftBank Corp 222,400 2,551
SoftBank Group Corp 79,700 3,572
Spark New Zealand Ltd 142,851 432
Swisscom AG 2,005 1,221
Tele2 AB 41,364 292
Telecom Italia SpA/Milano
(d),(e)
771,486 239
Telefonaktiebolaget LM Ericsson
(e)
226,725 1,164
Telefonica Deutschland Holding AG 68,839 131
Telefonica SA 400,712 1,660
Telenor ASA 54,177 580
Telia Co AB 182,668 369
Telstra Group Ltd 313,115 812
Vodafone Group PLC 1,780,416 1,651
$ 34,241
Toys, Games & Hobbies - 0 .37%
Bandai Namco Holdings Inc 46,400 1,077
Nintendo Co Ltd 80,400 3,447
$ 4,524
Transportation - 1 .64%
AP Moller - Maersk A/S - A 235 420
AP Moller - Maersk A/S - B 376 683
Aurizon Holdings Ltd 142,519 336
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Central Japan Railway Co 11,200 $ 1,436
DHL Group 76,749 3,579
DSV A/S 14,413 2,737
East Japan Railway Co 23,400 1,323
Getlink SE 27,679 463
Hankyu Hanshin Holdings Inc 17,700 635
Kawasaki Kisen Kaisha Ltd 10,700 358
Keio Corp 8,000 277
Keisei Electric Railway Co Ltd 10,000 383
Kintetsu Group Holdings Co Ltd 14,000 443
Kuehne + Nagel International AG 4,207 1,264
Mitsui OSK Lines Ltd 26,600 737
MTR Corp Ltd 120,500 503
Nippon Express Holdings Inc 5,600 291
Nippon Yusen KK 37,500 998
Odakyu Electric Railway Co Ltd 24,200 360
Poste Italiane SpA
(f)
40,451 449
SG Holdings Co Ltd 24,800 358
SITC International Holdings Co Ltd 104,000 194
Tobu Railway Co Ltd 14,600 400
Tokyu Corp 38,700 489
West Japan Railway Co 17,000 736
Yamato Holdings Co Ltd 20,600 387
$ 20,239
Water - 0 .23%
Severn Trent PLC 19,532 593
United Utilities Group PLC 52,796 632
Veolia Environnement SA 52,620 1,642
$ 2,867
TOTAL COMMON STOCKS $ 1,178,616
PREFERRED STOCKS - 0 .47 % Shares Held Value (000's)
Automobile Manufacturers - 0 .32%
Bayerische Motoren Werke AG 8.52% 4,475 $ 430
Dr Ing hc F Porsche AG 1.01%
(f)
8,817 972
Porsche Automobil Holding SE 2.56% 11,856 636
Volkswagen AG 8.76% 15,965 1,954
$ 3,992
Consumer Products - 0 .08%
Henkel AG & Co KGaA 1.85% 13,105 1,004
Electronics - 0 .07%
Sartorius AG 1.44%
(e)
2,029 830
TOTAL PREFERRED STOCKS $ 5,826
Total Investments $ 1,230,674
Other Assets and Liabilities -  0.16% 1,920
TOTAL NET ASSETS - 100.00% $ 1,232,594
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,004 or
0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,801 or 0.31% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,235 or 1.32% of net assets.

Schedule of Investments
International Equity Index Fund
August 31, 2023
See accompanying notes.

Portfolio Summary
Location Percent
Japan 21 .98%
United Kingdom 13 .29%
France 11 .41%
Switzerland 10 .42%
Germany 8 .07%
Australia 6 .92%
Netherlands 4 .59%
United States 3 .75%
Denmark 3 .09%
Sweden 2 .67%
Spain 2 .55%
Hong Kong 2 .42%
Italy 2 .10%
Singapore 1 .38%
Ireland 1 .18%
Finland 1 .08%
Belgium 0 .77%
Norway 0 .63%
Israel 0 .62%
New Zealand 0 .25%
Luxembourg 0 .18%
Austria 0 .18%
Portugal 0 .18%
Chile 0 .05%
Macao 0 .05%
Jordan 0 .03%
Other Assets and Liabilities
0 .16%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 561,718 $ 557,108 $ 4,610
Principal Government Money Market Fund - Institutional Class 5.18% 29,058 213,059 242,117 —
$ 29,058 $ 774,777 $ 799,225 $ 4,610
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 181 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 13 — — —
$ 194 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2023 Long 19 $ 2,004 $ (22)
Total $ (22)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .58 % Shares Held Value (000's)
Money Market Funds - 2 .58%
BlackRock Liquidity FedFund - Institutional Class
5.23%
(a),(b)
4,358,689 $ 4,359
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
13,893,166 13,893
$ 18,252
TOTAL INVESTMENT COMPANIES $ 18,252
COMMON STOCKS - 97 .97 % Shares Held Value (000's)
Advertising - 0 .36%
Stroeer SE & Co KGaA 55,330 $ 2,513
Aerospace & Defense - 1 .31%
IHI Corp 190,800 4,749
Saab AB 84,902 4,475
$ 9,224
Agriculture - 0 .41%
GrainCorp Ltd 610,236 2,874
Airlines - 0 .52%
JET2 PLC 275,361 3,681
Apparel - 0 .69%
Gildan Activewear Inc 122,000 3,639
Yue Yuen Industrial Holdings Ltd 971,000 1,217
$ 4,856
Automobile Manufacturers - 0 .28%
Mazda Motor Corp 191,600 1,996
Automobile Parts & Equipment - 2 .35%
CIE Automotive SA 100,386 3,053
Forvia SE
(d)
230,096 4,877
Nifco Inc/Japan 142,000 4,186
Toyota Boshoku Corp 135,400 2,559
Yokohama Rubber Co Ltd/The 94,900 1,928
$ 16,603
Banks - 4 .66%
Banca Mediolanum SpA 559,982 5,110
Banco de Sabadell SA 4,681,106 5,414
Bank of Ireland Group PLC 354,617 3,531
BAWAG Group AG
(d),(e)
105,127 4,953
Chiba Bank Ltd/The 637,500 4,552
Concordia Financial Group Ltd 635,300 2,815
Mebuki Financial Group Inc 1,318,800 3,646
Sydbank AS 61,607 2,894
$ 32,915
Beverages - 0 .57%
Royal Unibrew A/S 45,986 4,033
Biotechnology - 0 .47%
Bavarian Nordic A/S
(d)
91,108 2,023
Immunocore Holdings PLC ADR
(d),(f)
11,998 675
Olink Holding AB ADR
(d),(f)
39,150 647
$ 3,345
Building Materials - 1 .83%
Interfor Corp
(d)
120,400 2,031
Stella-Jones Inc 92,800 4,505
Sumitomo Osaka Cement Co Ltd 132,800 3,650
Wienerberger AG 100,630 2,770
$ 12,956
Chemicals - 2 .17%
ADEKA Corp 163,300 3,137
Air Water Inc 316,400 3,980
Arkema SA 21,218 2,217
Fuso Chemical Co Ltd 33,200 973
NOF Corp 111,100 5,012
$ 15,319
Commercial Services - 4 .32%
4imprint Group PLC 49,321 3,182
Element Fleet Management Corp 249,600 3,837
Elis SA 244,667 4,669
Loomis AB 125,859 3,336
Persol Holdings Co Ltd 206,800 3,535
QinetiQ Group PLC 594,917 2,506
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Securitas AB 542,678 $ 4,415
Shin Nippon Biomedical Laboratories Ltd
(f)
177,600 2,750
Sixt SE 21,552 2,298
$ 30,528
Computers - 4 .57%
BIPROGY Inc 160,400 4,151
Computacenter PLC 123,188 3,401
CyberArk Software Ltd
(d)
22,621 3,756
Ferrotec Holdings Corp 164,200 3,413
GB Group PLC 696,023 2,004
Internet Initiative Japan Inc 227,000 3,945
Keywords Studios PLC 156,870 3,027
Serco Group PLC 2,127,054 4,120
Sopra Steria Group SACA 20,217 4,447
$ 32,264
Cosmetics & Personal Care - 0 .47%
Pola Orbis Holdings Inc 259,200 3,346
Distribution & Wholesale - 2 .40%
Rexel SA 203,819 4,779
Seven Group Holdings Ltd 195,803 3,531
Sojitz Corp 247,600 5,320
Toromont Industries Ltd 40,504 3,322
$ 16,952
Diversified Financial Services - 1 .68%
BFF Bank SpA
(e)
351,485 3,770
Credit Saison Co Ltd 311,800 4,874
Man Group PLC/Jersey 1,205,391 3,230
$ 11,874
Electric - 1 .99%
BKW AG 25,566 4,393
Capital Power Corp 163,900 4,933
Sembcorp Industries Ltd 1,195,700 4,731
$ 14,057
Electrical Components & Equipment - 0 .37%
Nexans SA 31,473 2,589
Electronics - 1 .59%
Comet Holding AG 15,218 3,902
NKT A/S
(d)
50,247 2,720
SCREEN Holdings Co Ltd 45,300 4,612
$ 11,234
Engineering & Construction - 4 .07%
Alten SA 23,107 3,283
Arcadis NV 73,907 3,459
Balfour Beatty PLC 734,661 3,042
INFRONEER Holdings Inc 500,500 5,227
Kajima Corp 234,100 3,910
SPIE SA 157,463 4,714
Stantec Inc 76,400 5,104
$ 28,739
Entertainment - 1 .54%
CTS Eventim AG & Co KGaA 56,853 3,537
Entain PLC 215,388 3,150
Sankyo Co Ltd 97,000 4,224
$ 10,911
Food - 3 .25%
AAK AB 185,751 3,444
Cranswick PLC 53,821 2,296
Empire Co Ltd 133,300 3,472
J Sainsbury PLC 751,270 2,569
Sonae SGPS SA 2,794,533 2,944
Toyo Suisan Kaisha Ltd 127,300 5,249
Yamazaki Baking Co Ltd 158,700 3,008
$ 22,982
Gas - 0 .67%
Centrica PLC 2,480,871 4,762

Schedule of Investments
International Small Company Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 1 .38%
Amada Co Ltd 532,300 $ 5,634
DMG Mori Co Ltd 225,400 4,107
$ 9,741
Healthcare - Products - 1 .19%
ConvaTec Group PLC
(e)
1,618,258 4,750
Tecan Group AG 9,212 3,673
$ 8,423
Healthcare - Services - 0 .47%
Amvis Holdings Inc 167,700 3,345
Insurance - 3 .09%
ASR Nederland NV 120,825 5,283
Beazley PLC 598,638 4,133
Challenger Ltd 433,686 1,901
Definity Financial Corp 104,300 2,870
nib holdings Ltd/Australia 355,665 1,912
SCOR SE 108,282 3,367
Steadfast Group Ltd 649,673 2,365
$ 21,831
Internet - 0 .55%
Scout24 SE
(e)
56,817 3,914
Leisure Products & Services - 1 .16%
BRP Inc 55,100 4,214
Flight Centre Travel Group Ltd
(f)
289,916 3,949
$ 8,163
Lodging - 0 .97%
MGM China Holdings Ltd
(d)
2,167,200 2,718
Whitbread PLC 94,699 4,119
$ 6,837
Machinery - Construction & Mining - 0 .67%
Weir Group PLC/The 203,388 4,714
Machinery - Diversified - 3 .42%
ANDRITZ AG 70,545 3,747
ATS Corp
(d)
81,000 3,634
CKD Corp 18,100 250
Georg Fischer AG 69,158 4,469
IMI PLC 239,134 4,538
KION Group AG 15,378 614
Okuma Holdings Inc 81,400 3,813
Rotork PLC 821,764 3,123
$ 24,188
Media - 0 .87%
Nine Entertainment Co Holdings Ltd 2,135,943 2,833
Quebecor Inc 144,300 3,299
$ 6,132
Metal Fabrication & Hardware - 1 .51%
Hanwa Co Ltd 90,300 2,873
Vallourec SA
(d)
278,081 3,716
VAT Group AG
(e)
10,152 4,057
$ 10,646
Mining - 4 .18%
Alamos Gold Inc 301,600 3,879
Allkem Ltd
(d)
396,459 3,580
Bellevue Gold Ltd
(d)
2,150,122 2,339
Capstone Copper Corp
(d)
469,600 2,186
De Grey Mining Ltd
(d)
2,757,524 2,537
Deterra Royalties Ltd 952,012 2,727
ERO Copper Corp
(d)
112,300 2,323
Filo Corp
(d)
209,600 3,300
Osisko Gold Royalties Ltd 250,700 3,351
Sigma Lithium Corp
(d)
38,078 1,167
SSR Mining Inc 144,034 2,136
$ 29,525
Miscellaneous Manufacturers - 2 .24%
Aalberts NV 93,526 3,885
Amano Corp 108,200 2,359
Diploma PLC 112,239 4,444
Trelleborg AB 202,352 5,137
$ 15,825
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .60%
Canon Marketing Japan Inc 162,600 $ 4,266
Oil & Gas - 3 .86%
Ampol Ltd 182,863 4,165
ARC Resources Ltd 269,900 4,117
Crescent Point Energy Corp 633,600 5,214
International Petroleum Corp
(d)
160,710 1,514
Parkland Corp 107,400 2,842
Rubis SCA 86,078 2,099
Seadrill Ltd
(d)
49,892 2,427
Whitecap Resources Inc 600,100 4,907
$ 27,285
Oil & Gas Services - 0 .43%
Technip Energies NV 130,288 3,015
Packaging & Containers - 2 .85%
DS Smith PLC 1,382,808 5,459
Gerresheimer AG 17,647 2,291
Orora Ltd 1,074,900 2,496
Rengo Co Ltd 412,800 2,805
SIG Group AG
(d)
133,485 3,511
Verallia SA
(e)
75,451 3,605
$ 20,167
Pharmaceuticals - 2 .55%
ALK-Abello A/S
(d)
195,499 2,323
Hikma Pharmaceuticals PLC 157,835 4,360
Indivior PLC
(d)
206,479 4,751
Rohto Pharmaceutical Co Ltd 117,900 3,067
Suzuken Co Ltd/Aichi Japan 119,500 3,542
$ 18,043
Pipelines - 0 .48%
Keyera Corp 137,200 3,389
Real Estate - 2 .63%
Daito Trust Construction Co Ltd 32,200 3,551
Hang Lung Properties Ltd 1,043,000 1,389
PSP Swiss Property AG 41,630 5,058
Sino Land Co Ltd 140,000 161
TAG Immobilien AG
(d)
376,698 4,270
Tokyu Fudosan Holdings Corp 662,700 4,119
$ 18,548
REITs - 7 .27%
Aedifica SA 40,427 2,707
Canadian Apartment Properties REIT 96,100 3,447
CapitaLand Ascendas REIT 2,458,000 5,034
Derwent London PLC 113,589 2,671
Granite Real Estate Investment Trust 59,800 3,332
HomeCo Daily Needs REIT 2,249,319 1,777
Invincible Investment Corp 8,696 3,613
Japan Metropolitan Fund Invest 4,688 3,148
Kenedix Office Investment Corp 1,596 3,769
Klepierre SA 127,865 3,377
Mirvac Group 2,459,250 3,834
Mitsui Fudosan Logistics Park Inc 1,312 4,465
Safestore Holdings PLC 267,110 2,920
Tritax Big Box REIT PLC 2,282,765 4,077
Warehouses De Pauw CVA 112,555 3,217
$ 51,388
Retail - 6 .00%
ABC-Mart Inc
(f)
218,400 3,973
B&M European Value Retail SA 522,020 3,815
Eagers Automotive Ltd 340,036 3,509
H2O Retailing Corp 408,300 4,914
J Front Retailing Co Ltd
(f)
410,900 4,327
JD Sports Fashion PLC 2,583,017 4,741
KOMEDA Holdings Co Ltd 168,900 3,310
Man Wah Holdings Ltd 2,117,600 1,539
MatsukiyoCocokara & Co 57,700 3,397
Monogatari Corp/The 142,200 4,646
Shimamura Co Ltd 24,300 2,505

Schedule of Investments
International Small Company Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Super Retail Group Ltd 203,967 $ 1,708
$ 42,384
Semiconductors - 2 .29%
BE Semiconductor Industries NV 17,589 2,019
Nova Ltd
(d)
38,093 4,912
Socionext Inc 32,200 3,984
SOITEC
(d)
28,591 5,226
$ 16,141
Software - 2 .64%
CompuGroup Medical SE & Co KgaA 67,710 3,164
Descartes Systems Group Inc/The
(d)
52,000 3,899
Pro Medicus Ltd 74,701 3,536
Sega Sammy Holdings Inc 217,900 4,349
TIS Inc 155,700 3,671
$ 18,619
Telecommunications - 0 .42%
Bezeq The Israeli Telecommunication Corp Ltd 2,171,484 2,939
Transportation - 1 .71%
Iino Kaiun Kaisha Ltd 113,000 809
Kamigumi Co Ltd 195,100 4,394
Sankyu Inc 109,400 3,814
TFI International Inc 22,680 3,091
$ 12,108
TOTAL COMMON STOCKS $ 692,129
Total Investments $ 710,381
Other Assets and Liabilities -  (0.55)% (3,874)
TOTAL NET ASSETS - 100.00% $ 706,507
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,229 or
1.59% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $25,049 or 3.55% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,485 or 1.48% of net assets.
Portfolio Summary
Location Percent
Japan 29 .35%
United Kingdom 13 .67%
Canada 13 .55%
France 7 .95%
Australia 7 .30%
Switzerland 4 .11%
Germany 3 .21%
Sweden 3 .05%
United States 2 .88%
Netherlands 2 .08%
Denmark 1 .99%
Israel 1 .65%
Austria 1 .62%
Singapore 1 .38%
Italy 1 .25%
Spain 1 .20%
Ireland 0 .93%
Belgium 0 .84%
Jordan 0 .62%
Hong Kong 0 .61%
Portugal 0 .42%
Macao 0 .39%
Bermuda 0 .34%
Brazil 0 .16%
Other Assets and Liabilities
( 0 .55 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 277,253 $ 263,360 $ 13,893
Principal Government Money Market Fund - Institutional Class 5.18% 31,174 92,626 123,800 —
$ 31,174 $ 369,879 $ 387,160 $ 13,893
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 268 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 95 — — —
$ 363 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0.14% Shares Held Value (000's)
Exchange-Traded Funds - 0.14%
iShares Short-Term National Muni Bond ETF 1,000 $ 104
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 42
VanEck High Yield Muni ETF 341 17
VanEck Short High Yield Muni ETF 1,000 22
$ 185
TOTAL INVESTMENT COMPANIES $ 185
MUNICIPAL BONDS - 104.94%
Principal
Amount (000's) Value (000's)
Alabama - 3.68%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 1,700 $ 1,750
5.00%, 09/01/2046 1,475 1,507
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
874 817
5.25%, 05/01/2044
(a)
1,003 908
$ 4,982
Arizona - 4.02%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(a)
1,000 492
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(a)
1,000 832
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,567
Salt Verde Financial Corp
5.00%, 12/01/2032 1,500 1,558
$ 5,449
Arkansas - 2.94%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 961
5.45%, 09/01/2052 1,000 972
6.88%, 07/01/2048
(a)
2,000 2,043
$ 3,976
California - 9.39%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2052
(b)
1,000 1,059
Bay Area Toll Authority
2.60%, 04/01/2056 245 158
California Educational Facilities Authority
5.00%, 05/01/2045 1,000 1,138
California Infrastructure & Economic Development
Bank
0.00%, 01/01/2050
(a),(c),(d)
2,000 2,000
California Municipal Finance Authority
4.00%, 07/15/2029 1,000 986
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,145
5.00%, 07/01/2039
(a)
1,250 1,267
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(a)
1,000 984
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,016
City of Los Angeles Department of Airports
5.00%, 05/15/2035 80 88
5.00%, 05/15/2037
(e)
1,421 1,518
Golden State Tobacco Securitization Corp
5.00%, 06/01/2051 1,000 1,038
La Verne Public Financing Authority
7.25%, 09/01/2026 310 311
$ 12,708
Colorado - 3.87%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,183
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 $ 1,000 $ 1,003
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 988
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 440
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
1,000 680
Regional Transportation District
4.00%, 07/15/2040 1,000 949
$ 5,243
Connecticut - 1.33%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,800 1,797
Florida - 7.19%
Florida Development Finance Corp
5.25%, 08/01/2029
(a)
2,500 2,390
6.13%, 07/01/2032
(a),(d)
2,000 2,005
7.38%, 01/01/2049
(a)
1,000 1,000
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(e)
3,000 3,023
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,152
Orange County Housing Finance Authority
7.00%, 10/01/2025 165 165
$ 9,735
Georgia - 1.20%
George L Smith II Congress Center Authority
5.00%, 01/01/2054
(a)
2,000 1,627
Illinois - 10.48%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,000 1,050
City of Chicago IL
6.00%, 01/01/2038 1,900 2,002
7.46%, 02/15/2026 1,316 961
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 769
5.00%, 01/01/2039 1,200 1,206
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(e)
5,000 5,096
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,003
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(b)
1,000 1,036
State of Illinois
5.50%, 05/01/2047 1,000 1,073
$ 14,196
Indiana - 0.60%
City of Whiting IN
4.40%, 11/01/2045
(d)
500 505
Town of Shoals IN
7.25%, 11/01/2043 300 301
$ 806
Iowa - 1.11%
Iowa Finance Authority
5.00%, 12/01/2050
(d)
1,500 1,505
Kentucky - 0.70%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 947

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana - 4.95%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 $ 1,000 $ 941
4.40%, 11/01/2044
(a)
905 843
5.50%, 11/01/2039
(a)
700 727
5.65%, 11/01/2037
(a)
900 940
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(c)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,256
$ 6,707
Maine - 1.70%
Finance Authority of Maine
5.25%, 01/01/2025
(a)
1,000 1,006
8.00%, 12/01/2051
(a)
2,000 1,297
$ 2,303
Maryland - 0.73%
City of Westminster MD
6.25%, 07/01/2044 600 603
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(c)
1,500 382
$ 985
Massachusetts - 1.85%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 1,300 1,474
5.25%, 07/01/2048 1,000 1,031
$ 2,505
Michigan - 2.01%
City of Detroit MI
5.00%, 04/01/2046 1,000 978
Michigan Strategic Fund
5.00%, 11/15/2042 1,000 890
5.00%, 11/15/2049 1,000 856
$ 2,724
Missouri - 0.74%
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,001
Montana - 1.96%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,235
County of Gallatin MT
4.00%, 10/15/2051
(a)
2,000 1,414
$ 2,649
Nevada - 2.82%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(e)
2,000 2,065
5.00%, 07/01/2049 1,000 1,047
State of Nevada Department of Business & Industry
5.13%, 12/15/2037
(a)
901 702
$ 3,814
New Hampshire - 2.11%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(d)
1,000 899
4.38%, 09/20/2036 985 953
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,001
$ 2,853
New Jersey - 3.94%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 251
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Economic Development Authority
5.00%, 06/15/2047 $ 500 $ 510
5.25%, 06/15/2040 55 57
5.25%, 06/15/2040 945 980
5.75%, 09/15/2027 500 500
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,035
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,004
$ 5,337
New York - 7.67%
New York Liberty Development Corp
5.25%, 10/01/2035 300 336
New York State Energy Research & Development
Authority
4.00%, 04/01/2034 1,000 990
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(d)
1,000 999
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,024
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 885
4.00%, 10/31/2041 1,000 877
4.00%, 12/01/2041 1,250 1,164
5.00%, 01/01/2034 1,000 1,027
5.38%, 08/01/2036 1,000 1,018
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(a)
1,035 956
4.13%, 12/01/2041
(a)
1,500 1,111
$ 10,387
Ohio - 4.34%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,300 3,017
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
1,000 828
4.50%, 12/01/2055
(a)
1,300 1,115
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 923
$ 5,883
Oklahoma - 0.71%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 962
Oregon - 0.00%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(c)
1,000 5
Other Territory - 2.36%
JPMorgan Chase Putters/Drivers Trust
4.70%, 03/20/2024
(a),(d)
2,600 2,600
4.70%, 03/20/2024
(a),(d)
500 500
4.70%, 07/28/2025
(a),(d)
100 100
$ 3,200
Pennsylvania - 2.79%
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 983
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 895
Pennsylvania Economic Development Financing
Authority
4.00%, 05/15/2048 1,000 903
5.50%, 11/01/2044 1,000 1,002
$ 3,783
Puerto Rico - 1.83%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(c)
17 16
0.00%, 07/01/2033
(c)
133 81
0.00%, 11/01/2043
(c),(d)
488 251

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico (continued)
Commonwealth of Puerto Rico   (continued)
4.00%, 07/01/2033 $ 1,500 $ 1,402
4.00%, 07/01/2037 80 72
4.00%, 07/01/2041 108 93
4.00%, 07/01/2046 113 93
5.38%, 07/01/2025 115 117
5.63%, 07/01/2027 114 119
5.63%, 07/01/2029 112 119
5.75%, 07/01/2031 109 118
$ 2,481
South Carolina - 1.99%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 444
6.25%, 06/01/2040
(a)
1,000 776
6.50%, 06/01/2051
(a)
2,000 1,473
$ 2,693
South Dakota - 0.36%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 485
Tennessee - 2.67%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 1,050 1,069
5.00%, 10/01/2035 500 506
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,600 1,280
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 755
$ 3,610
Texas - 5.38%
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,500 1,322
North Texas Tollway Authority
5.00%, 01/01/2045 615 617
5.00%, 01/01/2048 500 509
Port Beaumont Navigation District
3.63%, 01/01/2035
(a)
2,000 1,578
4.00%, 01/01/2050
(a)
3,000 2,095
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 835 864
Texas Private Activity Bond Surface Transportation
Corp
7.00%, 12/31/2038 300 301
$ 7,286
Utah - 0.94%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,277
Virgin Islands - 0.73%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 1,000 991
Virginia - 0.54%
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 729
Washington - 0.07%
Washington State Housing Finance Commission
3.50%, 12/20/2035 97 88
Wisconsin - 3.24%
Public Finance Authority
4.00%, 03/31/2056 1,165 901
5.00%, 01/01/2024 755 757
5.00%, 12/01/2025 1,200 1,217
5.00%, 09/01/2039
(a)
1,000 916
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 $ 300 $ 240
7.00%, 07/01/2043 500 358
$ 4,389
TOTAL MUNICIPAL BONDS $ 142,098
Total Investments $ 142,283
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.38)%
Notes with interest rates of 4.11% - 4.38% at August
31, 2023 and contractual maturity of collateral from
2024-2029.
(f)
$ (7,283) (7,283)
Total Net Investments $ 135,000
Other Assets and Liabilities -  0.30% 410
TOTAL NET ASSETS - 100.00% $ 135,410
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,193 or 40.76% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Non-income producing security
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 90.98%
General Obligation Unlimited 4.64%
Tax Allocation 2.49%
Prerefunded 1.94%
Insured 1.82%
Special Assessment 0.95%
General Obligation Limited 0.87%
Certificate Participation 0.71%
Special Tax 0.36%
Notes 0.18%
Exchange-Traded Funds 0.14%
Liability For Floating Rate Notes Issued (5.38)%
Other Assets and Liabilities
0.30%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .35 % Shares Held Value (000's)
Money Market Funds - 1 .35%
BlackRock Liquidity FedFund - Institutional Class
5.23%
(a),(b)
2,590,424 $ 2,590
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b),(c)
32,836,076 32,836
$ 35,426
TOTAL INVESTMENT COMPANIES $ 35,426
COMMON STOCKS - 99 .11 % Shares Held Value (000's)
Aerospace & Defense - 1 .48%
Bharat Electronics Ltd 24,207,400 $ 38,892
Agriculture - 0 .88%
ITC Ltd 4,369,000 23,192
Airlines - 2 .35%
Juneyao Airlines Co Ltd
(d)
2,648,000 5,771
Pegasus Hava Tasimaciligi AS
(d)
547,000 17,895
Turk Hava Yollari AO
(d)
4,167,000 38,173
$ 61,839
Apparel - 0 .58%
Makalot Industrial Co Ltd 1,457,000 15,284
Automobile Manufacturers - 3 .72%
BYD Co Ltd 402,000 12,627
Hyundai Motor Co 205,000 29,291
Kia Corp 675,000 40,915
Tata Motors Ltd 2,097,000 15,205
$ 98,038
Automobile Parts & Equipment - 1 .21%
Hyundai Mobis Co Ltd 81,000 14,142
LG Energy Solution Ltd
(d)
43,000 17,673
$ 31,815
Banks - 21 .38%
Agricultural Bank of China Ltd 38,328,000 13,137
Axis Bank Ltd 1,891,000 22,217
Banco de Chile 18,845,762 2,056
Banco do Brasil SA 6,880,000 65,868
Bangkok Bank PCL 3,929,000 19,008
Bank Mandiri Persero Tbk PT 52,800,000 20,879
Bank of China Ltd 52,411,402 17,763
Bank of Jiangsu Co Ltd 10,088,000 9,890
Bank Rakyat Indonesia Persero Tbk PT 77,924,000 28,387
Canara Bank 2,042,000 7,893
China Construction Bank Corp 37,810,000 20,230
FirstRand Ltd 6,628,500 25,754
Grupo Financiero Banorte SAB de CV 4,856,537 41,224
Hana Financial Group Inc 376,800 11,260
HDFC Bank Ltd 2,498,680 47,315
ICICI Bank Ltd 6,161,000 71,122
IndusInd Bank Ltd 829,000 13,785
Krung Thai Bank PCL 25,566,000 14,084
Nedbank Group Ltd 1,004,100 11,494
PT Bank Central Asia Tbk 23,097,000 13,904
Sberbank of Russia PJSC ADR
(d)
3,419,500 —
SCB X PCL 4,976,000 16,689
Standard Bank Group Ltd 1,080,000 11,027
State Bank of India 7,353,000 49,798
Woori Financial Group Inc 897,500 8,074
$ 562,858
Beverages - 1 .58%
Ambev SA 6,907,900 19,278
Jiangsu King's Luck Brewery JSC Ltd 1,325,985 10,912
Luzhou Laojiao Co Ltd 355,000 11,337
$ 41,527
Chemicals - 0 .73%
Coromandel International Ltd 1,465,600 19,304
Commercial Services - 0 .23%
Cielo SA 8,045,000 6,076
Computers - 1 .21%
Asia Vital Components Co Ltd 1,857,000 19,427
Wiwynn Corp 257,000 12,525
$ 31,952
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2 .50%
Banco BTG Pactual SA 4,149,000 $ 27,205
Chailease Holding Co Ltd 63,722 355
Fubon Financial Holding Co Ltd 11,548,227 23,029
KB Financial Group Inc 374,700 15,264
$ 65,853
Electric - 0 .66%
Shenzhen Envicool Technology Co Ltd 4,643,395 17,475
Electrical Components & Equipment - 2 .34%
Delta Electronics Inc 3,502,000 37,846
Ecopro BM Co Ltd 52,344 12,818
L&F Co Ltd 68,000 11,033
$ 61,697
Electronics - 0 .95%
Gold Circuit Electronics Ltd 2,334,000 15,702
Micro-Star International Co Ltd 1,887,000 9,436
$ 25,138
Engineering & Construction - 1 .59%
Grupo Aeroportuario del Pacifico SAB de CV 390,000 7,131
Grupo Aeroportuario del Sureste SAB de CV 248,000 6,751
Samsung Engineering Co Ltd
(d)
450,000 11,560
Sichuan Road and Bridge Group Co Ltd 13,340,524 16,313
$ 41,755
Entertainment - 2 .38%
JYP Entertainment Corp 288,000 24,425
SM Entertainment Co Ltd 186,000 19,329
YG Entertainment Inc 305,000 18,790
$ 62,544
Food - 3 .02%
Bid Corp Ltd 503,000 11,294
BIM Birlesik Magazalar AS 1,808,000 17,066
Dino Polska SA
(d),(e)
511,817 46,935
Yankershop Food Co Ltd 413,472 4,330
$ 79,625
Gas - 0 .53%
ENN Natural Gas Co Ltd 5,792,300 13,875
Healthcare - Products - 1 .09%
APT Medical Inc 129,000 6,362
Jiangsu Yuyue Medical Equipment & Supply Co Ltd 2,921,970 13,587
Shenzhen New Industries Biomedical Engineering
Co Ltd
1,032,908 8,631
$ 28,580
Home Furnishings - 1 .74%
Bear Electric Appliance Co Ltd 681,000 5,583
Hisense Visual Technology Co Ltd 4,573,997 13,148
LG Electronics Inc 321,000 23,889
Ningbo Deye Technology Co Ltd 253,029 3,206
$ 45,826
Insurance - 2 .86%
BB Seguridade Participacoes SA 3,892,000 23,948
China Pacific Insurance Group Co Ltd 4,767,000 10,902
People's Insurance Co Group of China Ltd/The 22,597,000 7,692
PICC Property & Casualty Co Ltd 11,992,000 13,790
Ping An Insurance Group Co of China Ltd 3,161,000 18,925
$ 75,257
Internet - 13 .72%
Alibaba Group Holding Ltd ADR
(d)
595,400 55,313
Alibaba Group Holding Ltd
(d)
1,867,000 21,669
Baidu Inc
(d)
684,000 12,216
Meituan
(d),(e)
1,414,228 23,404
PDD Holdings Inc ADR
(d)
435,076 43,059
Tencent Holdings Ltd 3,196,282 132,455
Tencent Music Entertainment Group ADR
(d)
2,930,000 19,983
Trip.com Group Ltd ADR
(d)
434,000 17,060
Vipshop Holdings Ltd ADR
(d)
2,287,000 36,112
$ 361,271
Iron & Steel - 0 .68%
Vale SA 1,347,900 17,793

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .84%
Shanghai Yaoji Technology Co Ltd 3,814,964 $ 16,147
Yadea Group Holdings Ltd
(e)
3,125,109 6,009
$ 22,156
Lodging - 0 .93%
Galaxy Entertainment Group Ltd
(d)
1,815,000 11,997
Sands China Ltd
(d)
3,657,000 12,370
$ 24,367
Machinery - Construction & Mining - 0 .64%
Doosan Bobcat Inc 257,000 10,443
Zhejiang Dingli Machinery Co Ltd 874,905 6,390
$ 16,833
Machinery - Diversified - 0 .47%
WEG SA 1,726,000 12,474
Mining - 1 .59%
Anji Microelectronics Technology Shanghai Co Ltd 408,200 8,777
Gold Fields Ltd 498,000 6,371
Grupo Mexico SAB de CV 4,039,000 19,306
MMC Norilsk Nickel PJSC
(d)
67,134 —
Zijin Mining Group Co Ltd 4,710,000 7,378
$ 41,832
Oil & Gas - 3 .45%
China Petroleum & Chemical Corp 13,272,000 7,760
Gazprom PJSC 4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
PetroChina Co Ltd 40,091,200 28,920
PRIO SA/Brazil
(d)
4,315,000 40,666
Reliance Industries Ltd 461,000 13,393
$ 90,739
Pharmaceuticals - 1 .99%
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd
1,925,972 12,604
Hubei Jumpcan Pharmaceutical Co Ltd 2,642,000 9,514
Jianmin Pharmaceutical Group Co Ltd 1,349,915 12,224
Lotus Pharmaceutical Co Ltd
(d)
2,272,000 18,009
$ 52,351
Retail - 0 .90%
HLA Group Corp Ltd 8,880,000 9,206
Wal-Mart de Mexico SAB de CV 3,659,000 14,425
$ 23,631
Semiconductors - 13 .03%
Global Unichip Corp 386,000 17,568
Novatek Microelectronics Corp 2,028,000 25,352
Samsung Electronics Co Ltd 1,738,949 87,949
Taiwan Semiconductor Manufacturing Co Ltd 10,350,756 177,857
Taiwan Semiconductor Manufacturing Co Ltd ADR 232,717 21,775
Zhejiang Jingsheng Mechanical & Electrical Co Ltd 1,632,765 12,640
$ 343,141
Software - 4 .87%
HCL Technologies Ltd 3,582,200 50,676
Hundsun Technologies Inc 2,899,919 14,347
Kingnet Network Co Ltd
(d)
4,607,000 9,584
NetEase Inc 2,281,000 47,257
TOTVS SA 1,149,000 6,399
$ 128,263
Telecommunications - 0 .75%
Accton Technology Corp 1,319,000 19,672
Transportation - 0 .24%
Jiayou International Logistics Co Ltd 2,545,200 6,310
TOTAL COMMON STOCKS $ 2,609,235
Total Investments $ 2,644,661
Other Assets and Liabilities -  (0.46)% (12,008)
TOTAL NET ASSETS - 100.00% $ 2,632,653
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,680 or
0.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $76,348 or 2.90% of net assets.
Portfolio Summary
Location Percent
China 29 .98%
Taiwan 15 .71%
India 14 .15%
Korea, Republic Of 13 .56%
Brazil 8 .33%
Mexico 3 .38%
Turkey 2 .78%
South Africa 2 .51%
Indonesia 2 .40%
Thailand 1 .88%
Poland 1 .78%
Ireland 1 .64%
United States 1 .35%
Macao 0 .47%
Hong Kong 0 .46%
Chile 0 .08%
Russian Federation 0 .00%
Other Assets and Liabilities
( 0 .46 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2023
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 1,155,706 $ 1,122,870 $ 32,836
Principal Government Money Market Fund - Institutional Class 5.18% 77,330 488,140 565,470 —
$ 77,330 $ 1,643,846 $ 1,688,340 $ 32,836
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 1,871 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 387 — — —
$ 2,258 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .08 % Shares Held Value (000's)
Money Market Funds - 1 .08%
Principal Government Money Market Fund - Class
R-6 5.23%
(a),(b)
13,928,354 $ 13,928
TOTAL INVESTMENT COMPANIES $ 13,928
COMMON STOCKS - 98 .84 % Shares Held Value (000's)
Advertising - 1 .86%
Interpublic Group of Cos Inc/The 731,729 $ 23,862
Automobile Parts & Equipment - 1 .60%
Linamar Corp 391,757 20,559
Banks - 9 .09%
Bank OZK 718,580 28,865
Cathay General Bancorp 541,145 19,281
Cullen/Frost Bankers Inc 240,936 22,776
East West Bancorp Inc 517,368 28,631
ServisFirst Bancshares Inc 309,042 17,319
$ 116,872
Chemicals - 3 .59%
HB Fuller Co 168,624 12,231
Huntsman Corp 570,652 15,904
RPM International Inc 180,672 18,020
$ 46,155
Commercial Services - 0 .64%
Morningstar Inc 35,261 8,204
Computers - 3 .87%
Amdocs Ltd 320,246 28,566
Crane NXT Co 97,292 5,775
Leidos Holdings Inc 158,229 15,429
$ 49,770
Consumer Products - 2 .35%
Avery Dennison Corp 117,092 22,058
WD-40 Co 38,006 8,166
$ 30,224
Diversified Financial Services - 5 .57%
Federal Agricultural Mortgage Corp 145,621 24,511
Hamilton Lane Inc 274,514 25,472
Raymond James Financial Inc 206,368 21,584
$ 71,567
Electric - 2 .70%
Alliant Energy Corp 361,466 18,135
IDACORP Inc 173,584 16,636
$ 34,771
Electrical Components & Equipment - 2 .24%
Energizer Holdings Inc 240,112 8,248
Littelfuse Inc 76,928 20,546
$ 28,794
Electronics - 4 .17%
Hubbell Inc 67,803 22,107
Mesa Laboratories Inc 49,355 7,076
nVent Electric PLC 432,075 24,429
$ 53,612
Engineering & Construction - 0 .75%
Comfort Systems USA Inc 51,933 9,585
Food - 1 .92%
Ingredion Inc 240,043 24,703
Gas - 1 .49%
NiSource Inc 715,854 19,156
Hand & Machine Tools - 5 .43%
Lincoln Electric Holdings Inc 127,677 24,573
MSA Safety Inc 133,266 24,345
Snap-on Inc 77,933 20,933
$ 69,851
Healthcare - Products - 4 .95%
CONMED Corp 182,698 20,363
DENTSPLY SIRONA Inc 469,718 17,422
STERIS PLC 112,809 25,900
$ 63,685
Healthcare - Services - 1 .62%
Select Medical Holdings Corp 711,043 20,770
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 4 .16%
LCI Industries 207,652 $ 26,015
MDC Holdings Inc 580,020 27,522
$ 53,537
Insurance - 4 .68%
Assured Guaranty Ltd 410,164 24,134
F&G Annuities & Life Inc 42,825 1,212
Fidelity National Financial Inc 706,348 29,243
Kinsale Capital Group Inc 14,126 5,631
$ 60,220
Leisure Products & Services - 3 .92%
Acushnet Holdings Corp 392,733 22,995
Brunswick Corp/DE 346,516 27,416
$ 50,411
Machinery - Diversified - 3 .86%
Albany International Corp 186,974 17,336
Crane Co 102,734 9,361
Nordson Corp 93,831 22,908
$ 49,605
Media - 0 .57%
Cable One Inc 11,197 7,285
Metal Fabrication & Hardware - 1 .59%
Timken Co/The 267,709 20,458
Miscellaneous Manufacturers - 0 .92%
Donaldson Co Inc 185,741 11,863
Oil & Gas - 3 .98%
Coterra Energy Inc 172,637 4,867
Diamondback Energy Inc 175,133 26,582
HF Sinclair Corp 358,326 19,740
$ 51,189
Packaging & Containers - 1 .68%
Packaging Corp of America 145,025 21,623
Pharmaceuticals - 1 .31%
Organon & Co 768,043 16,866
Pipelines - 1 .58%
Targa Resources Corp 234,703 20,243
REITs - 9 .99%
Agree Realty Corp 327,310 20,234
Camden Property Trust 112,460 12,103
Cousins Properties Inc 705,654 16,583
EastGroup Properties Inc 105,920 19,026
Essential Properties Realty Trust Inc 691,623 16,613
Four Corners Property Trust Inc 573,325 14,425
Granite Real Estate Investment Trust 306,755 17,090
Terreno Realty Corp 203,853 12,413
$ 128,487
Retail - 2 .79%
Papa John's International Inc 122,845 9,300
Williams-Sonoma Inc 187,934 26,536
$ 35,836
Semiconductors - 3 .32%
MKS Instruments Inc 295,428 29,611
Monolithic Power Systems Inc 25,127 13,096
$ 42,707
Shipbuilding - 0 .65%
Huntington Ingalls Industries Inc 37,740 8,315
TOTAL COMMON STOCKS $ 1,270,785
Total Investments $ 1,284,713
Other Assets and Liabilities -  0.08% 1,027
TOTAL NET ASSETS - 100.00% $ 1,285,740
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2023
See accompanying notes.

Portfolio Summary
Sector Percent
Financial 29 .33%
Industrial 21 .29%
Consumer, Non-cyclical 12 .79%
Consumer, Cyclical 12 .47%
Technology 7 .19%
Energy 5 .56%
Utilities 4 .19%
Basic Materials 3 .59%
Communications 2 .43%
Money Market Funds 1 .08%
Other Assets and Liabilities
0 .08%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 452,375 $ 438,447 $ 13,928
Principal Government Money Market Fund - Institutional Class 5.18% 13,815 47,176 60,991 —
$ 13,815 $ 499,551 $ 499,438 $ 13,928
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 748 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 123 — — —
$ 871 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 3.38% Shares Held Value (000's)
Exchange-Traded Funds - 0.57%
Invesco Preferred ETF
(a)
2,324,925 $ 26,016
iShares Preferred & Income Securities ETF
(a)
222,477 6,841
$ 32,857
Money Market Funds - 2.81%
BlackRock Liquidity FedFund - Institutional Class
5.23%
(b),(c)
53,001,020 53,001
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
108,484,891 108,485
$ 161,486
TOTAL INVESTMENT COMPANIES $ 194,343
CONVERTIBLE PREFERRED STOCKS
- 0.59% Shares Held Value (000's)
Banks - 0.59%
Wells Fargo & Co 7.50%
(e)
29,290 $ 33,808
TOTAL CONVERTIBLE PREFERRED STOCKS $ 33,808
PREFERRED STOCKS - 7.52% Shares Held Value (000's)
Banks - 2.82%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(e)
142,943 $ 2,379
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
317,959 5,765
Citigroup Inc 6.88%, 11/15/2023
(e)
374,723 9,417
CME Term Secured Overnight Financing
Rate 3 Month + 4.39%
Citizens Financial Group Inc 5.00%, 01/06/2025
(e)
14,364 264
Citizens Financial Group Inc 6.35%, 04/06/2024
(e)
78,581 1,897
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
382,212 6,991
First Horizon Corp 4.70%, 07/10/2026
(e)
2,024 31
First Horizon Corp 6.50%, 10/10/2025
(e)
4,128 89
Fulton Financial Corp 5.13%, 01/15/2026
(e)
258,683 4,170
Goldman Sachs Group Inc /The 6.38%, 05/10/2024
(e)
7,685 192
CME Term Secured Overnight Financing
Rate 3 Month + 3.81%
Goldman Sachs Group Inc /The 9.27%, 09/14/2023
(e)
448,965 11,300
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
Huntington Bancshares Inc /OH 5.70%, 12/01/2023
(e)
19,328 391
Huntington Bancshares Inc /OH 6.88%, 04/15/2028
(a),(e)
29,006 701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.63%, 06/01/2026
(e)
23,824 471
JPMorgan Chase & Co 4.75%, 12/01/2024
(e)
253,424 5,243
JPMorgan Chase & Co 5.75%, 12/01/2023
(e)
82,068 1,994
KeyCorp 5.63%, 09/15/2024
(e)
407 7
KeyCorp 5.65%, 12/15/2023
(e)
30,424 548
KeyCorp 6.13%, 12/15/2026
(e)
899,511 19,196
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
270,379 5,421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
27,070 606
3 Month USD LIBOR + 4.02%
Morgan Stanley 4.88%, 01/15/2025
(a),(e)
1,000 21
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 15,464
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
516,396 13,375
Northern Trust Corp 4.70%, 01/01/2025
(e)
225,723 4,666
Regions Financial Corp 4.45%, 06/15/2026
(e)
351,505 5,958
Regions Financial Corp 5.70%, 05/15/2029
(e)
336,951 6,891
3 Month USD LIBOR + 3.15%
Regions Financial Corp 6.38%, 09/15/2024
(e)
24,946 597
3 Month USD LIBOR + 3.54%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
State Street Corp 5.90%, 03/15/2024
(e)
237,530 $ 5,931
CME Term Secured Overnight Financing
Rate 3 Month + 3.37%
Truist Financial Corp 4.75%, 09/01/2025
(e)
485,044 8,988
US Bancorp 3.75%, 01/15/2026
(a),(e)
3,217 51
US Bancorp 4.00%, 04/15/2026
(e)
54,718 919
Webster Financial Corp 5.25%, 10/02/2023
(a),(e)
194,856 3,605
Webster Financial Corp 6.50%, 10/04/2023
(e)
37,427 823
Wells Fargo & Co 4.38%, 03/15/2026
(e)
50,940 905
Wells Fargo & Co 4.70%, 12/15/2025
(e)
47,857 884
Wells Fargo & Co 4.75%, 03/15/2025
(e)
334,126 6,345
Wells Fargo & Co 5.63%, 12/15/2023
(a),(e)
161,180 3,701
Wells Fargo & Co 5.85%, 09/15/2023
(e)
52,642 1,313
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(e)
193,821 4,865
3 Month USD LIBOR + 3.69%
$ 162,375
Diversified Financial Services - 0.48%
Affiliated Managers Group Inc 4.20%, 09/30/2061 160,011 2,590
Affiliated Managers Group Inc 4.75%, 09/30/2060 7,600 135
Affiliated Managers Group Inc 5.88%, 03/30/2059 148,321 3,224
Capital One Financial Corp 4.25%, 09/01/2026
(e)
97,768 1,571
Capital One Financial Corp 4.80%, 06/01/2025
(e)
167,734 3,016
Capital One Financial Corp 5.00%, 12/01/2024
(a),(e)
346,679 6,559
Stifel Financial Corp 4.50%, 08/15/2026
(e)
554,913 9,001
Voya Financial Inc 5.35%, 09/15/2029
(a),(e)
72,909 1,721
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 27,817
Electric - 0.80%
CMS Energy Corp 4.20%, 07/15/2026
(e)
17,000 329
CMS Energy Corp 5.88%, 03/01/2079 118,402 2,852
DTE Energy Co 4.38%, 12/01/2081
(a)
256,039 5,177
DTE Energy Co 5.25%, 12/01/2077 311,382 7,423
Duke Energy Corp 5.75%, 06/15/2024
(e)
47,856 1,200
Entergy Arkansas LLC 4.88%, 09/01/2066 24,641 542
Entergy Louisiana LLC 4.88%, 09/01/2066 90,267 1,967
Entergy Texas Inc 5.38%, 10/15/2024
(a),(e)
29,934 708
Georgia Power Co 5.00%, 10/01/2077 199,784 4,675
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(a)
80,326 2,019
Southern Co/The 4.95%, 01/30/2080 247,147 5,539
Southern Co/The 5.25%, 12/01/2077
(a)
552,515 13,476
$ 45,907
Food - 0.38%
Dairy Farmers of America Inc 7.88%, 12/01/2025
(e),(f)
236,300 21,976
Insurance - 1.03%
Allstate Corp/The 4.75%, 01/15/2025
(e)
136,077 2,592
Allstate Corp/The 5.10%, 10/15/2024
(e)
4,599 92
Allstate Corp/The 7.38%, 07/15/2028
(e)
334,050 8,836
Allstate Corp/The 8.73%, 01/15/2053 490,356 12,494
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc /OH 4.50%,
09/15/2060
100,754 1,787
American Financial Group Inc /OH 5.63%,
06/01/2060
126,116 2,862
American Financial Group Inc /OH 5.88%,
03/30/2059
95,043 2,218
Arch Capital Group Ltd 4.55%, 06/11/2026
(e)
119,912 2,224
Arch Capital Group Ltd 5.45%, 10/02/2023
(e)
51,897 1,113
Assurant Inc 5.25%, 01/15/2061 2,936 59
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
475,753 7,374
Equitable Holdings Inc 5.25%, 12/15/2024
(a),(e)
468,094 9,329
Prudential Financial Inc 5.95%, 09/01/2062 181,800 4,492
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
126,330 2,088
RenaissanceRe Holdings Ltd 5.75%, 10/02/2023
(e)
21,127 475

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2023
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
W R Berkley Corp 4.13%, 03/30/2061 78,852 $ 1,365
$ 59,400
REITs - 1.27%
Digital Realty Trust Inc 5.85%, 03/13/2024
(e)
2,153 49
Federal Realty Investment Trust 5.00%,
10/02/2023
(e)
14,868 320
Kimco Realty Corp 5.25%, 10/02/2023
(e)
130,526 2,955
Prologis Inc 8.54%, 11/13/2026
(e)
153,213 8,764
Public Storage Operating Co 3.88%, 10/06/2025
(e)
53,880 930
Public Storage Operating Co 3.95%, 08/17/2026
(e)
49,490 866
Public Storage Operating Co 4.00%, 11/19/2026
(e)
431,672 7,697
Public Storage Operating Co 4.00%, 06/16/2026
(e)
797,754 14,599
Public Storage Operating Co 4.10%, 01/13/2027
(e)
39,591 715
Public Storage Operating Co 4.13%, 08/14/2025
(a),(e)
488,630 9,064
Public Storage Operating Co 4.63%, 06/17/2025
(e)
286,725 6,047
Public Storage Operating Co 4.70%, 11/15/2024
(e)
221,617 4,763
Public Storage Operating Co 4.75%, 12/20/2024
(e)
187,344 3,945
Public Storage Operating Co 5.05%, 10/02/2023
(a),(e)
157,602 3,797
Public Storage Operating Co 5.60%, 03/11/2024
(e)
332,703 8,351
$ 72,862
Sovereign - 0.08%
CoBank ACB 6.20%, 01/01/2025
(e)
45,175 4,405
3 Month USD LIBOR + 3.74%
Telecommunications - 0.66%
AT&T Inc 4.75%, 02/18/2025
(e)
1,925,507 37,316
AT&T Inc 5.00%, 12/12/2024
(e)
40,144 816
$ 38,132
TOTAL PREFERRED STOCKS $ 432,874
BONDS - 89.39%
Principal
Amount (000's) Value (000's)
Banks - 59.54%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 12,200 $ 11,941
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(a),(e),(g),(h)
2,700 2,643
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
14,200 12,142
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
60,800 57,084
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
47,800 36,500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(e),(g),(h)
53,000 50,877
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
4.38%, 01/27/2027
(e),(g)
19,400 16,651
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(a),(e),(g)
48,736 47,274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(e),(g)
22,600 22,487
CME Term Secured Overnight Financing
Rate 3 Month + 3.97%
6.50%, 10/23/2024
(a),(e),(g)
85,474 85,688
CME Term Secured Overnight Financing
Rate 3 Month + 4.44%
8.05%, 06/15/2027 6,312 6,809
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(a),(e),(g)
$ 28,956 $ 25,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
33,250 27,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(a),(e),(g)
7,650 6,864
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(a),(e),(g)
52,800 48,703
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(g)
16,320 16,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(g),(h)
12,900 8,873
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(g),(h)
25,000 22,186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
8.00%, 06/15/2024
(e),(g),(h)
120,203 117,705
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(g),(h)
3,600 3,218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.63%, 01/12/2027
(e),(f),(g),(h)
13,200 10,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
6.63%, 03/25/2024
(e),(f),(g),(h)
41,500 40,985
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
6.63%, 03/25/2024
(a),(e),(g),(h)
17,200 16,987
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
7.00%, 08/16/2028
(e),(f),(g),(h)
4,669 4,319
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 3.98%
7.38%, 08/19/2025
(a),(e),(f),(g),(h)
1,600 1,568
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(e),(g),(h)
26,000 25,479
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(f),(g),(h)
22,000 21,354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(g),(h)
10,048 9,753
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.50%, 08/14/2028
(e),(f),(g),(h)
69,300 69,057
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(a),(e),(f),(g),(h)
6,000 6,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(g),(h)
8,600 8,861
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,319

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
$ 65,300 $ 57,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(a),(e),(g)
34,110 30,530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 05/15/2025
(a),(e),(g)
11,168 10,767
CME Term Secured Overnight Financing
Rate 3 Month + 4.17%
6.25%, 08/15/2026
(a),(e),(g)
71,997 70,838
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(a),(e),(g)
46,300 46,589
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(g)
20,000 15,128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(g)
62,172 57,416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(a),(e),(g)
10,835 9,380
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
8.53%, 10/06/2023
(a),(e)
3,440 3,071
CME Term Secured Overnight Financing
Rate 3 Month + 3.26%
Corestates Capital III
6.20%, 02/15/2027
(f)
18,621 17,602
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(g),(h)
2,100 1,642
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
7.88%, 01/23/2024
(e),(f),(g),(h)
49,240 48,994
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(g),(h)
18,100 18,010
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
63,768 63,538
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(a),(e),(g),(h)
15,000 14,946
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
1.55%, 09/10/2027
(g)
5,000 4,391
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
6.13%, 03/28/2024
(e),(g),(h)
5,500 5,343
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(g),(h)
62,745 59,628
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(g)
13,325 12,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
6.57%, 01/15/2027 2,000 1,826
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc /The
3.65%, 08/10/2026
(e),(g)
$ 10,800 $ 8,824
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(g)
12,800 10,745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(g)
11,800 9,911
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(e),(g)
23,663 22,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(g)
15,750 15,422
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(g)
69,567 85,394
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(g)
50,708 62,244
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
15,900 14,227
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(g),(h)
14,800 14,266
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(a),(e),(g),(h)
3,300 3,199
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(g),(h)
5,600 5,127
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(a),(e),(g),(h)
1,600 1,596
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc /OH
4.45%, 10/15/2027
(e),(g)
87,459 74,170
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(g)
38,673 35,192
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(g),(h)
22,300 16,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(e),(g),(h)
14,500 9,819
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(e),(g),(h)
19,275 17,176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(g),(h)
46,800 44,198
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(g),(h)
45,000 43,908
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(a),(e),(f),(g),(h)
72,326 68,470
USD Swap Semi-Annual 5 Year + 5.46%
8.25%, 11/21/2033
(f),(g)
25,319 26,472
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 4.40%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(g)
137,806 121,773
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.58%, 01/15/2087 4,000 3,440
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
6.75%, 02/01/2024
(e),(g)
$ 91,229 $ 91,229
CME Term Secured Overnight Financing
Rate 3 Month + 4.04%
KeyCorp
5.00%, 09/15/2026
(e),(g)
16,132 12,509
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.27%, 07/01/2028 6,825 5,942
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 10,287
Lloyds Banking Group PLC
6.75%, 06/27/2026
(a),(e),(g),(h)
200 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 06/27/2024
(e),(g),(h)
53,331 51,966
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(g),(h)
39,780 37,229
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(g)
5,000 5,356
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(e),(g),(h)
6,400 5,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
20,118 14,301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(e),(g)
12,378 10,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(a),(e),(g)
6,305 5,219
3 Month USD LIBOR + 3.52%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(g),(h)
21,000 19,033
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(g),(h)
5,000 4,532
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(a),(e),(g),(h)
11,885 8,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
55,100 50,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(g),(h)
42,225 41,167
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(a),(e),(f),(g),(h)
29,631 28,356
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(e),(g),(h)
18,735 17,929
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(a),(e),(g),(h)
12,400 11,718
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(g),(h)
74,562 70,461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(e),(g)
12,400 10,951
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc /The
3.40%, 09/15/2026
(e),(g)
$ 16,500 $ 12,623
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(g)
3,000 2,697
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(g)
9,200 8,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
49,820 44,070
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
9,964 9,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
32,800 30,873
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.88%, 12/18/2023
(e),(f),(g),(h)
4,900 4,880
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(a),(e),(g),(h)
14,000 13,942
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(a),(e),(f),(g),(h)
38,460 37,800
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(e),(g),(h)
19,000 18,674
USD Swap Rate NY 5 Year + 5.87%
9.38%, 11/22/2027
(e),(f),(g),(h)
3,800 3,778
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(f),(g),(h)
13,032 9,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(a),(e),(g),(h)
8,000 7,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(e),(f),(g),(h)
15,000 14,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(g)
13,500 12,892
3 Month USD LIBOR + 1.46%
7.75%, 08/15/2027
(a),(e),(f),(g),(h)
45,000 43,859
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(g),(h)
20,400 17,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(e),(g),(h)
13,800 13,524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
7.63%, 03/17/2028
(e),(g),(h)
14,000 13,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(g)
26,800 26,935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.80%, 09/01/2024
(e),(g)
$ 93,457 $ 82,756
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(a),(e),(g)
20,484 19,033
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
6.20%, 03/15/2028 9,022 8,167
3 Month USD LIBOR + 0.65%
6.25%, 04/01/2027 7,000 6,420
CME Term Secured Overnight Financing
Rate 3 Month + 0.98%
6.30%, 05/15/2027 10,900 10,036
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(g),(h)
20,000 16,625
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g),(h)
7,000 5,166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 08/07/2025
(e),(g),(h)
16,933 15,859
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
4,000 3,966
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(g),(h)
13,900 13,782
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 02/19/2025
(e),(g),(h)
45,320 44,074
USD Swap Semi-Annual 5 Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(e),(g),(h)
58,250 57,231
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(a),(e),(g)
33,243 25,041
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
6.72%, 01/15/2027
(e),(f)
1,500 1,094
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
85,943 76,188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(a),(e)
4,539 4,499
3 Month USD LIBOR + 3.99%
6.07%, 01/15/2027 5,345 5,052
CME Term Secured Overnight Financing
Rate 3 Month + 0.76%
7.63%, 09/15/2028
(e),(g)
56,700 58,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,039
$ 3,425,954
Diversified Financial Services - 5.07%
Ally Financial Inc
4.70%, 05/15/2026
(e),(g)
39,600 27,817
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(g)
7,500 4,828
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
3.55%, 09/15/2026
(a),(e),(g)
$ 51,400 $ 42,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(g)
16,040 12,311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(g)
101,900 88,174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(a),(e),(g)
65,131 62,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
19,750 14,638
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(a),(e),(g)
25,580 24,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Voya Financial Inc
4.70%, 01/23/2048
(g)
2,755 2,245
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(a),(e),(g)
11,706 11,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 291,806
Electric - 4 .72%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(g)
41,900 34,272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
21,200 17,093
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.65%, 12/15/2024
(a),(e),(g)
122,977 111,909
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.25%, 01/15/2082
(g)
4,100 3,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(a),(e),(g)
91,812 89,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
NextEra Energy Capital Holdings Inc
7.60%, 10/01/2066
(a)
17,264 15,564
3 Month USD LIBOR + 2.07%
$ 271,349
Food - 0.13%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
8,700 7,743
Insurance - 12.23%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,313
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,800 4,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(f),(g),(h)
27,400 22,952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp
8.21%, 01/01/2027 $ 4,750 $ 4,987
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
63,620 59,803
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(g)
49,800 47,933
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(g)
2,490 2,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(g)
500 481
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.88%, 12/15/2052
(g)
28,590 27,797
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
8.01%, 05/01/2067 14,420 12,401
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
19,000 15,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 78,432
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
5,025 5,160
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 25,721
MetLife Inc
3.85%, 09/15/2025
(a),(e),(g)
25,556 23,565
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,536
9.25%, 04/08/2068
(f)
53,475 61,897
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 64,529
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(g)
520 496
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(g)
1,800 1,718
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,123
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(g)
4,800 4,713
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(g)
1,800 1,767
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 73,215 69,820
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
3,200 2,591
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
22,900 18,451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(f),(g)
5,000 4,812
USD Swap Rate NY 5 Year + 3.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co   (continued)
5.10%, 10/16/2044
(f),(g)
$ 19,700 $ 19,309
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
5.13%, 03/01/2052
(g)
1,000 893
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
5.20%, 03/15/2044
(g)
3,870 3,812
3 Month USD LIBOR + 3.04%
6.00%, 09/01/2052
(a),(g)
38,400 36,678
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(f),(g)
4,700 4,354
3 Month USD LIBOR + 2.99%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
60,100 46,578
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 703,692
Oil & Gas - 0 .76%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
24,400 23,345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(g)
22,562 20,432
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 43,777
Pipelines - 3.25%
Enbridge Inc
5.75%, 07/15/2080
(g)
60,201 54,810
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
46,935 44,238
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(g)
34,882 32,491
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
36,410 32,035
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
Transcanada Trust
5.50%, 09/15/2079
(g)
28,000 23,521
Secured Overnight Financing Rate + 4.42%
$ 187,095
REITs - 0.98%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
10,500 9,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(g)
4,300 3,864
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
51,600 43,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 56,490
Sovereign - 0.67%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
1,000 790
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
16,400 15,730
3 Month USD LIBOR + 4.66%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
CoBank ACB   (continued)
6.45%, 10/01/2027
(e),(g)
$ 11,400 $ 10,864
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
11,800 10,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 38,299
Telecommunications - 1.26%
Vodafone Group PLC
3.25%, 06/04/2081
(g)
24,000 21,206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(g)
50,982 51,350
USD Swap Semi-Annual 5 Year + 4.87%
$ 72,556
Transportation - 0.78%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
46,256 45,099
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,143,860
Total Investments $ 5,804,885
Other Assets and Liabilities -  (0.88)% (50,657)
TOTAL NET ASSETS - 100.00% $ 5,754,228
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $133,579 or 2.32% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $137,021 or
2.38% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,127,930 or 19.60% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,749,634 or 30.41% of net assets.
Portfolio Summary
Sector Percent
Financial 84.01%
Utilities 5.52%
Energy 4.01%
Money Market Funds 2.81%
Communications 1.92%
Industrial 0.78%
Government 0.75%
Exchange-Traded Funds 0.57%
Consumer, Non-cyclical 0 .51%
Other Assets and Liabilities
(0.88)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 2,009,444 $ 1,900,959 $ 108,485
Principal Government Money Market Fund - Institutional Class 5.18% 42,280 527,117 569,397 —
$ 42,280 $ 2,536,561 $ 2,470,356 $ 108,485
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 2,710 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 201 — — —
$ 2,911 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Ultra Note; December 2023 Short 1,368 $ 158,838 $ (1,628)
US 2 Year Note; December 2023 Long 3,272 666,849 1,781
Total $ 153
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
August 31, 2023
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2023 $ 29 .35 ( $ 0 .08 ) $ 5 .37 $ 5 .29 $ – ( $ 0 .20 ) ( $ 0 .20 ) $ 34 .44
2022 42 .59 ( 0 .12 ) ( 10 .39 ) ( 10 .51 ) – ( 2 .73 ) ( 2 .73 ) 29 .35
2021 33 .85 ( 0 .18 ) 10 .06 9 .88 – ( 1 .14 ) ( 1 .14 ) 42 .59
2020 25 .56 ( 0 .07 ) 9 .54 9 .47 ( 0 .02 ) ( 1 .16 ) ( 1 .18 ) 33 .85
2019 24 .49 ( 0 .01 ) 2 .67 2 .66 – ( 1 .59 ) ( 1 .59 ) 25 .56
Class C shares
2023 27 .18 ( 0 .27 ) 4 .92 4 .65 – ( 0 .20 ) ( 0 .20 ) 31 .63
2022 39 .91 ( 0 .35 ) ( 9 .65 ) ( 10 .00 ) – ( 2 .73 ) ( 2 .73 ) 27 .18
2021 32 .01 ( 0 .42 ) 9 .46 9 .04 – ( 1 .14 ) ( 1 .14 ) 39 .91
2020 24 .39 ( 0 .26 ) 9 .03 8 .77 – ( 1 .15 ) ( 1 .15 ) 32 .01
2019 23 .62 ( 0 .18 ) 2 .54 2 .36 – ( 1 .59 ) ( 1 .59 ) 24 .39
Class J shares
2023 29 .87 ( 0 .03 ) 5 .47 5 .44 – ( 0 .20 ) ( 0 .20 ) 35 .11
2022 43 .23 ( 0 .07 ) ( 10 .56 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .87
2021 34 .29 ( 0 .13 ) 10 .21 10 .08 – ( 1 .14 ) ( 1 .14 ) 43 .23
2020 25 .86 ( 0 .04 ) 9 .64 9 .60 ( 0 .01 ) ( 1 .16 ) ( 1 .17 ) 34 .29
2019 24 .74 ( 0 .02 ) 2 .73 2 .71 – ( 1 .59 ) ( 1 .59 ) 25 .86
Institutional shares
2023 30 .11 0 .01 5 .52 5 .53 – ( 0 .20 ) ( 0 .20 ) 35 .44
2022 43 .51 ( 0 .02 ) ( 10 .65 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .11
2021 34 .47 ( 0 .08 ) 10 .26 10 .18 – ( 1 .14 ) ( 1 .14 ) 43 .51
2020 26 .00 ( 0 .01 ) 9 .72 9 .71 ( 0 .05 ) ( 1 .19 ) ( 1 .24 ) 34 .47
2019 24 .81 0 .09 2 .69 2 .78 – ( 1 .59 ) ( 1 .59 ) 26 .00
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18 .15% (b) $ 1,005,219 0 .96% (c) – % ( 0 .27 ) % 10 .0%
( 26 .35 ) (b) 850,509 0 .94 (c) – ( 0 .35 ) 24 .0
30 .18 (b) 1,123,747 0 .91 (c) – ( 0 .49 ) 25 .6
38 .51 (b) 646,386 0 .93 (c) – ( 0 .25 ) 30 .0
12 .75 (b) 302,904 1 .00 (c) – ( 0 .06 ) 15 .9
17 .24 (b) 288,734 1 .68 (c) – ( 0 .99 ) 10 .0
( 26 .86 ) (b) 276,796 1 .66 (c) – ( 1 .08 ) 24 .0
29 .26 (b) 411,694 1 .65 (c) – ( 1 .23 ) 25 .6
37 .43 (b) 322,210 1 .66 (c) – ( 0 .99 ) 30 .0
11 .91 (b) 156,734 1 .73 (c) – ( 0 .80 ) 15 .9
18 .34 (b) 196,453 0 .79 (d) 0 .84 (e) ( 0 .10 ) 10 .0
( 26 .23 ) (b) 156,338 0 .77 (d) 0 .82 (e) ( 0 .18 ) 24 .0
30 .38 (b) 221,942 0 .77 (d) 0 .83 (e) ( 0 .35 ) 25 .6
38 .58 (b) 153,325 0 .82 (d) 0 .91 (e) ( 0 .14 ) 30 .0
12 .82 (b) 80,050 0 .96 (d) 1 .08 (e) ( 0 .06 ) 15 .9
18 .45 (f) 2,555,465 0 .66 (c) – 0 .03 10 .0
( 26 .13 ) (f) 2,473,139 0 .66 (c) – ( 0 .06 ) 24 .0
30 .51 3,141,819 0 .65 (c) – ( 0 .23 ) 25 .6
38 .88 2,638,389 0 .66 (c) – ( 0 .02 ) 30 .0
13 .09 725,718 0 .67 (c) – 0 .39 15 .9
Calculated based on average shares outstanding during the period.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit.
Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
Excludes expense reimbursement from Manager and/or Distributor.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
R-3 shares
2023 $ 29 .23 ( $ 0 .13 ) $ 5 .33 $ 5 .20 $ – ( $ 0 .20 ) ( $ 0 .20 ) $ 34 .23
2022 42 .51 ( 0 .18 ) ( 10 .37 ) ( 10 .55 ) – ( 2 .73 ) ( 2 .73 ) 29 .23
2021 33 .85 ( 0 .25 ) 10 .05 9 .80 – ( 1 .14 ) ( 1 .14 ) 42 .51
2020 25 .59 ( 0 .12 ) 9 .53 9 .41 – ( 1 .15 ) ( 1 .15 ) 33 .85
2019 24 .55 ( 0 .07 ) 2 .70 2 .63 – ( 1 .59 ) ( 1 .59 ) 25 .59
R-4 shares
2023 29 .57 ( 0 .08 ) 5 .40 5 .32 – ( 0 .20 ) ( 0 .20 ) 34 .69
2022 42 .89 ( 0 .15 ) ( 10 .44 ) ( 10 .59 ) – ( 2 .73 ) ( 2 .73 ) 29 .57
2021 34 .08 ( 0 .18 ) 10 .13 9 .95 – ( 1 .14 ) ( 1 .14 ) 42 .89
2020 25 .76 ( 0 .06 ) 9 .58 9 .52 ( 0 .03 ) ( 1 .17 ) ( 1 .20 ) 34 .08
2019 24 .66 ( 0 .01 ) 2 .70 2 .69 – ( 1 .59 ) ( 1 .59 ) 25 .76
R-5 shares
2023 29 .84 ( 0 .04 ) 5 .46 5 .42 – ( 0 .20 ) ( 0 .20 ) 35 .06
2022 43 .20 ( 0 .09 ) ( 10 .54 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .84
2021 34 .29 ( 0 .14 ) 10 .19 10 .05 – ( 1 .14 ) ( 1 .14 ) 43 .20
2020 25 .86 ( 0 .04 ) 9 .66 9 .62 ( 0 .03 ) ( 1 .16 ) ( 1 .19 ) 34 .29
2019 24 .72 0 .02 2 .71 2 .73 – ( 1 .59 ) ( 1 .59 ) 25 .86
R-6 shares
2023 30 .24 0 .04 5 .55 5 .59 – ( 0 .20 ) ( 0 .20 ) 35 .63
2022 43 .64 0 .02 ( 10 .69 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .24
2021 34 .54 ( 0 .05 ) 10 .29 10 .24 – ( 1 .14 ) ( 1 .14 ) 43 .64
2020 26 .04 0 .04 9 .72 9 .76 ( 0 .07 ) ( 1 .19 ) ( 1 .26 ) 34 .54
2019 24 .82 0 .07 2 .74 2 .81 – ( 1 .59 ) ( 1 .59 ) 26 .04
(a)
(b)
(c)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .92% $ 11,611 1 .14% (b) ( 0 .44 ) % 10 .0%
( 26 .50 ) 11,031 1 .13 (b) ( 0 .51 ) 24 .0
29 .94 11,204 1 .12 (b) ( 0 .70 ) 25 .6
38 .20 8,764 1 .12 (b) ( 0 .43 ) 30 .0
12 .58 5,913 1 .15 (b) ( 0 .32 ) 15 .9
18 .12 2,025 0 .95 (b) ( 0 .25 ) 10 .0
( 26 .35 ) 2,443 0 .94 (b) ( 0 .40 ) 24 .0
30 .18 5,608 0 .93 (b) ( 0 .51 ) 25 .6
38 .45 5,230 0 .93 (b) ( 0 .23 ) 30 .0
12 .78 3,989 0 .96 (b) ( 0 .05 ) 15 .9
18 .29 12,616 0 .83 (b) ( 0 .13 ) 10 .0
( 26 .25 ) 7,938 0 .82 (b) ( 0 .25 ) 24 .0
30 .29 12,383 0 .81 (b) ( 0 .39 ) 25 .6
38 .66 12,060 0 .81 (b) ( 0 .15 ) 30 .0
12 .92 6,380 0 .84 (b) 0 .07 15 .9
18 .61 5,405,192 0 .57 (b) 0 .13 10 .0
( 26 .08 ) (c) 4,932,871 0 .56 (b) 0 .05 24 .0
30 .66 (c) 6,134,030 0 .55 (b) ( 0 .14 ) 25 .6
39 .01 4,051,190 0 .55 (b) 0 .15 30 .0
13 .22 3,052,936 0 .58 (b) 0 .29 15 .9
Calculated based on average shares outstanding during the period.
Reflects Manager's contractual expense limit.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2023 $ 8 .56 $ 0 .26 ( $ 0 .41 ) ( $ 0 .15 ) ( $ 0 .11 ) $ – ( $ 0 .11 ) $ 8 .30
2022 9 .89 0 .15 ( 1 .32 ) ( 1 .17 ) ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 8 .56
2021 11 .79 0 .15 ( 0 .19 ) ( 0 .04 ) ( 0 .64 ) ( 1 .22 ) ( 1 .86 ) 9 .89
2020 11 .36 0 .21 0 .43 0 .64 ( 0 .21 ) – ( 0 .21 ) 11 .79
2019 10 .60 0 .23 0 .74 0 .97 ( 0 .21 ) – ( 0 .21 ) 11 .36
Institutional shares
2023 8 .77 0 .30 ( 0 .42 ) ( 0 .12 ) ( 0 .14 ) – ( 0 .14 ) 8 .51
2022 10 .12 0 .18 ( 1 .33 ) ( 1 .15 ) ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 8 .77
2021 12 .03 0 .19 ( 0 .20 ) ( 0 .01 ) ( 0 .68 ) ( 1 .22 ) ( 1 .90 ) 10 .12
2020 11 .59 0 .26 0 .45 0 .71 ( 0 .27 ) – ( 0 .27 ) 12 .03
2019 10 .81 0 .29 0 .76 1 .05 ( 0 .27 ) – ( 0 .27 ) 11 .59
R-1 shares
2023 8 .58 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .04 ) – ( 0 .04 ) 8 .34
2022 9 .89 0 .10 ( 1 .31 ) ( 1 .21 ) ( 0 .07 ) ( 0 .03 ) ( 0 .10 ) 8 .58
2021 11 .82 0 .09 ( 0 .19 ) ( 0 .10 ) ( 0 .61 ) ( 1 .22 ) ( 1 .83 ) 9 .89
2020 11 .36 0 .16 0 .43 0 .59 ( 0 .13 ) – ( 0 .13 ) 11 .82
2019 10 .58 0 .19 0 .75 0 .94 ( 0 .16 ) – ( 0 .16 ) 11 .36
R-3 shares
2023 8 .55 0 .24 ( 0 .40 ) ( 0 .16 ) ( 0 .09 ) – ( 0 .09 ) 8 .30
2022 9 .86 0 .13 ( 1 .31 ) ( 1 .18 ) ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 8 .55
2021 11 .78 0 .12 ( 0 .20 ) ( 0 .08 ) ( 0 .62 ) ( 1 .22 ) ( 1 .84 ) 9 .86
2020 11 .35 0 .19 0 .44 0 .63 ( 0 .20 ) – ( 0 .20 ) 11 .78
2019 10 .57 0 .22 0 .76 0 .98 ( 0 .20 ) – ( 0 .20 ) 11 .35
R-4 shares
2023 8 .64 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .10 ) – ( 0 .10 ) 8 .39
2022 9 .97 0 .15 ( 1 .33 ) ( 1 .18 ) ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) 8 .64
2021 11 .88 0 .15 ( 0 .20 ) ( 0 .05 ) ( 0 .64 ) ( 1 .22 ) ( 1 .86 ) 9 .97
2020 11 .39 0 .22 0 .43 0 .65 ( 0 .16 ) – ( 0 .16 ) 11 .88
2019 10 .60 0 .24 0 .78 1 .02 ( 0 .23 ) – ( 0 .23 ) 11 .39
R-5 shares
2023 8 .61 0 .27 ( 0 .40 ) ( 0 .13 ) ( 0 .12 ) – ( 0 .12 ) 8 .36
2022 9 .94 0 .16 ( 1 .32 ) ( 1 .16 ) ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 8 .61
2021 11 .85 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .65 ) ( 1 .22 ) ( 1 .87 ) 9 .94
2020 11 .42 0 .23 0 .44 0 .67 ( 0 .24 ) – ( 0 .24 ) 11 .85
2019 10 .65 0 .26 0 .75 1 .01 ( 0 .24 ) – ( 0 .24 ) 11 .42
(a)
(b)
(c)
(d)
(e)
(f)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 1 .79 ) % (b) $ 29,452 0 .55% (c) 0 .59% (d) 3 .08% 89 .7%
( 11 .95 ) (b) 32,188 0 .48 (c) 0 .52 (d) 1 .61 113 .4
( 0 .44 ) (b) 36,254 0 .48 (c) 0 .52 (d) 1 .42 161 .7
5 .75 (b) 44,200 0 .57 (c) 0 .62 (d) 1 .79 94 .1
9 .38 (b) 29,025 0 .71 (c) 0 .91 (d) 2 .10 107 .7
( 1 .38 ) 2,434,617 0 .14 (e) – 3 .50 89 .7
( 11 .58 ) 1,858,811 0 .15 (e) – 1 .97 113 .4
( 0 .18 ) 831,018 0 .14 (e) – 1 .77 161 .7
6 .29 2,290,008 0 .14 (e) – 2 .25 94 .1
9 .92 2,056,135 0 .16 (e) – 2 .65 107 .7
( 2 .28 ) 507 1 .01 (e) – 2 .60 89 .7
( 12 .33 ) 850 1 .02 (e) – 1 .07 113 .4
( 1 .02 ) 1,148 1 .01 (e) – 0 .88 161 .7
5 .27 1,412 1 .02 (e) – 1 .36 94 .1
8 .99 1,169 1 .04 (e) – 1 .78 107 .7
( 2 .02 ) (f) 8,995 0 .70 (e) – 2 .94 89 .7
( 11 .99 ) (f) 8,056 0 .71 (e) – 1 .38 113 .4
( 0 .84 ) 11,264 0 .70 (e) – 1 .18 161 .7
5 .66 13,196 0 .71 (e) – 1 .67 94 .1
9 .41 11,337 0 .73 (e) – 2 .09 107 .7
( 1 .68 ) 3,829 0 .51 (e) – 3 .14 89 .7
( 11 .97 ) 2,611 0 .52 (e) – 1 .56 113 .4
( 0 .51 ) 4,099 0 .51 (e) – 1 .39 161 .7
5 .84 6,523 0 .52 (e) – 1 .87 94 .1
9 .82 5,521 0 .54 (e) – 2 .29 107 .7
( 1 .56 ) 9,718 0 .39 (e) – 3 .24 89 .7
( 11 .84 ) 10,475 0 .40 (e) – 1 .68 113 .4
( 0 .44 ) 14,572 0 .39 (e) – 1 .50 161 .7
6 .01 18,279 0 .40 (e) – 1 .98 94 .1
9 .67 16,552 0 .42 (e) – 2 .40 107 .7
Calculated based on average shares outstanding during the period.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
Excludes expense reimbursement from Manager and/or Distributor.
Reflects Manager's contractual expense limit.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND(b)
Class A shares
2023 $ 12 .73 $ 0 .28 ( $ 0 .75 ) ( $ 0 .47 ) ( $ 0 .69 ) ( $ 0 .69 ) ( $ 1 .38 ) $ 10 .88
2022 13 .53 0 .31 ( 0 .18 ) 0 .13 ( 0 .77 ) ( 0 .16 ) ( 0 .93 ) 12 .73
2021 11 .13 0 .22 2 .20 2 .42 ( 0 .02 ) – ( 0 .02 ) 13 .53
2020 11 .23 0 .17 ( 0 .06 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 11 .13
2019 11 .70 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .31 ) – ( 0 .31 ) 11 .23
Institutional shares
2023 12 .73 0 .33 ( 0 .76 ) ( 0 .43 ) ( 0 .74 ) ( 0 .69 ) ( 1 .43 ) 10 .87
2022 13 .54 0 .35 ( 0 .17 ) 0 .18 ( 0 .83 ) ( 0 .16 ) ( 0 .99 ) 12 .73
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) – ( 0 .06 ) 13 .54
2020 11 .25 0 .21 ( 0 .04 ) 0 .17 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .31 ( 0 .44 ) ( 0 .13 ) ( 0 .36 ) – ( 0 .36 ) 11 .25
R-3 shares
2023 12 .65 0 .28 ( 0 .77 ) ( 0 .49 ) ( 0 .68 ) ( 0 .69 ) ( 1 .37 ) 10 .79
2022 13 .43 0 .27 ( 0 .15 ) 0 .12 ( 0 .74 ) ( 0 .16 ) ( 0 .90 ) 12 .65
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) – ( 0 .02 ) 13 .43
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) – ( 0 .23 ) 11 .07
2019 11 .69 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) – ( 0 .31 ) 11 .20
R-6 shares
2023 12 .72 0 .33 ( 0 .75 ) ( 0 .42 ) ( 0 .75 ) ( 0 .69 ) ( 1 .44 ) 10 .86
2022 13 .53 0 .35 ( 0 .16 ) 0 .19 ( 0 .84 ) ( 0 .16 ) ( 1 .00 ) 12 .72
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) – ( 0 .07 ) 13 .53
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .32 ( 0 .43 ) ( 0 .11 ) ( 0 .37 ) – ( 0 .37 ) 11 .26
(a)
(b)
(c)
(d)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 3 .63 ) % (c) $ 73,729 1 .20% (d) 2 .46% 72 .4%
0 .95 (c) 150,176 1 .20 (d) 2 .34 90 .9
21 .79 (c) 83,941 1 .20 (d) 1 .74 70 .0
0 .89 (c) 43,485 1 .19 (d) 1 .57 85 .4
( 1 .11 ) (c) 54,880 1 .22 (d) 2 .35 71 .5
( 3 .32 ) 2,002,048 0 .83 (d) 2 .93 72 .4
1 .35 2,624,597 0 .83 (d) 2 .61 90 .9
22 .18 2,086,484 0 .83 (d) 1 .97 70 .0
1 .36 1,960,593 0 .84 (d) 1 .95 85 .4
( 0 .83 ) 2,388,382 0 .85 (d) 2 .74 71 .5
( 3 .83 ) 271 1 .34 (d) 2 .47 72 .4
0 .89 274 1 .33 (d) 2 .06 90 .9
21 .47 225 1 .34 (d) 1 .49 70 .0
0 .78 138 1 .36 (d) 1 .39 85 .4
( 1 .27 ) 113 1 .36 (d) 2 .22 71 .5
( 3 .26 ) 1,416,444 0 .77 (d) 2 .96 72 .4
1 .45 1,853,422 0 .77 (d) 2 .61 90 .9
22 .14 2,213,151 0 .78 (d) 2 .22 70 .0
1 .32 1,162,658 0 .79 (d) 1 .99 85 .4
( 0 .68 ) 1,330,773 0 .79 (d) 2 .82 71 .5
Calculated based on average shares outstanding during the period.
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2023 $ 11.95 $ 0.09 $ 1.19 $ 1.28 ( $ 0 .31) ( $ 1.27) ( $ 1.58) $ 11.65
2022 18.61 0.05 (1.99) (1.94) (0.04) (4.68) (4.72) 11.95
2021 14.76 0.02 4.61 4.63 (0.05) (0.73) (0.78) 18.61
2020 14.39 0.06 0.92 0.98 (0.11) (0.50) (0.61) 14.76
2019(e) 11.98 0.06 2.35 2.41 – – – 14.39
Institutional shares
2023 12.05 0.13 1.20 1.33 (0.35) (1.27) (1.62) 11.76
2022 18.71 0.10 (2.00) (1.90) (0.08) (4.68) (4.76) 12.05
2021 14.83 0.08 4.62 4.70 (0.09) (0.73) (0.82) 18 .71
2020 14.42 0.11 0.92 1.03 (0.12) (0.50) (0.62) 14.83
2019 14.99 0.11 0.09 0.20 (0.15) (0.62) ( 0 .77) 14.42
R-6 shares
2023 12.11 0.15 1.20 1.35 (0.36) (1.27) (1.63) 11.83
2022 18.78 0.11 (2.00) (1.89) (0.10) (4.68) (4.78) 12.11
2021 14.88 0.09 4.65 4.74 (0.11) (0.73) (0.84) 18.78
2020 14.46 0.13 0.92 1.05 (0.13) (0.50) (0.63) 14.88
2019 15.03 0.13 0.09 0.22 (0.17) (0.62) (0.79) 14.46
(a)
(b)
(c)
(d)
(e)
(f)
(g)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12.20% (b) $ 17,724 1.10% (c) 0.84% 11.3%
(13.95) (b) 16,564 1.10 (c) 0.38 16.1
32.16 (b) 21,225 1.10 (c) 0.13 14.4
6.54 (b),(d) 12,547 1.10 (c) 0.46 27.9
20.20 (b),(d),(f) 5,587 1.10 (c),(g) 0.59 (g) 19.8
12.51 30,598 0.77 (c) 1.15 11.3
(13.65) 61,125 0.77 (c) 0.70 16.1
32.55 112,703 0.77 (c) 0.46 14.4
6.97 82,198 0.77 (c) 0.79 27.9
2.47 34,358 0.82 (c) 0.81 19.8
12.66 28,053 0.67 (c) 1.26 11.3
(13.54) 33,326 0.66 (c) 0.79 16.1
32.68 451,070 0.65 (c) 0.57 14.4
7.11 758,215 0.66 (c) 0.90 27.9
2.56 653,991 0.71 (c) 0.90 19.8
Calculated based on average shares outstanding during the period.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
Period from December 31, 2018, date operations commenced, through August 31, 2019.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND(b)
Class A shares
2023 $ 11 .06 $ 0 .22 $ 0 .25 $ 0 .47 ( $ 0 .59 ) ( $ 0 .58 ) $ – ( $ 1 .17 ) $ 10 .36
2022 11 .77 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .02 ) ( 0 .39 ) – ( 0 .41 ) 11 .06
2021 10 .95 0 .03 0 .93 0 .96 ( 0 .14 ) – – ( 0 .14 ) 11 .77
2020 10 .64 0 .18 0 .13 0 .31 – – – – 10 .95
2019 11 .09 0 .18 ( 0 .02 ) 0 .16 ( 0 .11 ) ( 0 .47 ) ( 0 .03 ) ( 0 .61 ) 10 .64
Institutional shares
2023 11 .24 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) – ( 1 .22 ) 10 .56
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) – ( 0 .46 ) 11 .24
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .76 0 .21 0 .15 0 .36 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .16 ) ( 0 .47 ) ( 0 .03 ) ( 0 .66 ) 10 .76
R-6 shares
2023 11 .25 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) – ( 1 .22 ) 10 .57
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) – ( 0 .46 ) 11 .25
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .75 0 .29 0 .08 0 .37 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .17 ) ( 0 .47 ) ( 0 .03 ) ( 0 .67 ) 10 .75
(a)
(b)
(c)
(d)
(e)
(f)
(g)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4 .79% (c) $ 38,521 2 .27% (d) 2 .04% (d) ,(e) 2 .13% 147 .0%
( 2 .60 ) (c) 38,252 2 .41 (d) 2 .08 (d) ,(e) 0 .47 123 .2
8 .71 (c) ,(f) 39,485 2 .60 (d) 2 .12 (d) ,(e) 0 .30 289 .8
3 .01 (c) ,(f) 27,072 3 .68 (d) ,(g) 2 .11 (d) ,(e) ,(g) 1 .68 439 .7
1 .82 (c) 41,100 3 .37 (d) ,(g) 2 .02 (d) ,(e) ,(g) 1 .72 387 .8
5 .35 343,287 1 .77 (d) 1 .54 (d) ,(e) 2 .63 147 .0
( 2 .19 ) 364,886 1 .96 (d) 1 .63 (d) ,(e) 0 .92 123 .2
9 .27 (f) 351,188 2 .16 (d) 1 .63 (d) ,(e) 0 .89 289 .8
3 .44 (f) 591,298 3 .21 (d) ,(g) 1 .64 (d) ,(e) ,(g) 1 .98 439 .7
2 .24 453,013 2 .99 (d) ,(g) 1 .64 (d) ,(e) ,(g) 2 .11 387 .8
5 .35 69,004 1 .74 (d) 1 .51 (d) ,(e) 2 .65 147 .0
( 2 .10 ) 76,481 1 .91 (d) 1 .58 (d) ,(e) 0 .88 123 .2
9 .37 173,029 2 .08 (d) 1 .58 (d) ,(e) 0 .89 289 .8
3 .44 166,448 3 .15 (d) ,(g) 1 .58 (d) ,(e) ,(g) 2 .74 439 .7
2 .28 818,258 2 .91 (d) ,(g) 1 .56 (d) ,(e) ,(g) 2 .19 387 .8
Calculated based on average shares outstanding during the period.
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit.
Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL SUSTAINABLE LISTED INFRASTRUCTURE FUND
Institutional shares
2023(c) $ 10.00 $ 0.29 $ 0.24 $ 0.53 ( $ 0.08) ( $ 0.05) ( $ 0.13) $ 10.40
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5.26% (d) $ 16,009 0.88% (b),(e) 2.84% (e) 46.3% (e)
Calculated based on average shares outstanding during the period.
Reflects Manager's contractual expense limit.
Period from September 22, 2022, date operations commenced, through August 31, 2023.
Total return amounts have not been annualized.
Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2023 $ 9 .39 $ 0 .30 $ 1 .38 $ 1 .68 ( $ 0 .27 ) ( $ 0 .01 ) ( $ 0 .28 ) $ 10 .79
2022 12 .39 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .39
2021 10 .06 0 .27 2 .32 2 .59 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .39
2020 9 .83 0 .21 0 .37 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
R-1 shares
2023 9 .06 0 .20 1 .34 1 .54 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 10 .41
2022 11 .97 0 .23 ( 2 .65 ) ( 2 .42 ) ( 0 .25 ) ( 0 .24 ) ( 0 .49 ) 9 .06
2021 9 .73 0 .16 2 .25 2 .41 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 11 .97
2020 9 .50 0 .12 0 .35 0 .47 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 9 .73
2019 10 .20 0 .20 ( 0 .65 ) ( 0 .45 ) ( 0 .16 ) ( 0 .09 ) ( 0 .25 ) 9 .50
R-3 shares
2023 9 .18 0 .24 1 .34 1 .58 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .55
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
2019 10 .35 0 .23 ( 0 .65 ) ( 0 .42 ) ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 9 .64
R-4 shares
2023 9 .30 0 .26 1 .36 1 .62 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 10 .68
2022 12 .27 0 .29 ( 2 .71 ) ( 2 .42 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 9 .30
2021 9 .97 0 .22 2 .31 2 .53 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .27
2020 9 .75 0 .18 0 .36 0 .54 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 9 .97
2019 10 .48 0 .25 ( 0 .67 ) ( 0 .42 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 9 .75
R-5 shares
2023 9 .33 0 .27 1 .37 1 .64 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .72
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
2019 10 .50 0 .27 ( 0 .67 ) ( 0 .40 ) ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 9 .78
R-6 shares
2023 9 .40 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .80
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .18% $ 65,622 0 .32% (b) ,(c) 2 .93% 37 .5%
( 20 .27 ) 41,036 0 .32 (b) ,(d) 3 .09 20 .1
26 .03 50,246 0 .31 (b) 2 .38 21 .7
5 .77 35,803 0 .31 (b) 2 .11 31 .1
( 3 .33 ) 50,221 0 .31 (b) 3 .09 23 .4
17 .20 394 1 .20 (c) 2 .03 37 .5
( 21 .00 ) 325 1 .19 (d) 2 .15 20 .1
24 .95 491 1 .19 1 .46 21 .7
4 .86 491 1 .19 1 .31 31 .1
( 4 .19 ) 588 1 .20 2 .09 23 .4
17 .50 12,167 0 .89 (c) 2 .35 37 .5
( 20 .75 ) 10,683 0 .88 (d) 2 .47 20 .1
25 .42 16,698 0 .88 1 .75 21 .7
5 .11 15,706 0 .88 1 .65 31 .1
( 3 .82 ) 16,499 0 .89 2 .41 23 .4
17 .68 10,011 0 .70 (c) 2 .53 37 .5
( 20 .53 ) 8,359 0 .69 (d) 2 .70 20 .1
25 .56 10,509 0 .69 1 .96 21 .7
5 .34 9,023 0 .69 1 .84 31 .1
( 3 .72 ) 7,466 0 .70 2 .51 23 .4
17 .87 14,032 0 .58 (c) 2 .68 37 .5
( 20 .45 ) 13,153 0 .57 (d) 2 .82 20 .1
25 .66 18,863 0 .57 2 .08 21 .7
5 .45 16,208 0 .57 1 .95 31 .1
( 3 .50 ) 16,948 0 .58 2 .80 23 .4
18 .16 1,130,368 0 .30 (b) ,(c) 2 .89 37 .5
( 20 .25 ) 912,444 0 .30 (b) ,(d) 3 .10 20 .1
26 .14 1,151,273 0 .29 (b) 2 .35 21 .7
5 .66 (e) 1,020,094 0 .29 (b) 2 .25 31 .1
( 3 .23 ) (e) 1,003,550 0 .28 (b) 3 .04 23 .4
Calculated based on average shares outstanding during the period.
Reflects Manager's contractual expense limit.
Includes 0.01% and 0.01% of interest expense associated with borrowings and expenses associated with the reclaim of foreign taxes paid, respectively.
These expenses are not subject to the Manager's contractual expense limit.
Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2023 $ 8 .88 $ 0 .16 $ 0 .80 $ 0 .96 ( $ 0 .11 ) $ – ( $ 0 .11 ) $ 9 .73
2022 13 .47 0 .20 ( 3 .69 ) ( 3 .49 ) ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 8 .88
2021 10 .63 0 .12 2 .87 2 .99 ( 0 .15 ) – ( 0 .15 ) 13 .47
2020 10 .46 0 .09 0 .40 0 .49 ( 0 .32 ) – ( 0 .32 ) 10 .63
2019 12 .36 0 .14 ( 1 .17 ) ( 1 .03 ) ( 0 .14 ) ( 0 .73 ) ( 0 .87 ) 10 .46
R-6 shares
2023 8 .93 0 .17 0 .81 0 .98 ( 0 .12 ) – ( 0 .12 ) 9 .79
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55
2020 10 .52 0 .09 0 .42 0 .51 ( 0 .33 ) – ( 0 .33 ) 10 .70
2019 12 .42 0 .14 ( 1 .16 ) ( 1 .02 ) ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 10 .52
(a)
(b)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .91% $ 36,678 1 .11% (b) 1 .72% 61 .8%
( 27 .62 ) 49,278 1 .16 (b) 1 .81 61 .4
28 .27 94,066 1 .19 (b) 0 .96 54 .6
4 .49 72,515 1 .20 (b) 0 .88 44 .1
( 7 .31 ) 34,866 1 .20 (b) 1 .36 46 .8
11 .06 669,829 1 .05 (b) 1 .82 61 .8
( 27 .61 ) 655,371 1 .08 (b) 2 .00 61 .4
28 .27 1,087,460 1 .08 (b) 1 .11 54 .6
4 .67 966,964 1 .08 (b) 0 .91 44 .1
( 7 .20 ) 855,932 1 .07 (b) 1 .36 46 .8
Calculated based on average shares outstanding during the period.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2023 $ 9 .80 $ 0 .39 ( $ 0 .37 ) $ 0 .02 ( $ 0 .39 ) ( $ 0 .39 ) $ 9 .43
2022 11 .71 0 .36 ( 1 .91 ) ( 1 .55 ) ( 0 .36 ) ( 0 .36 ) 9 .80
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
2019 10 .60 0 .43 0 .64 1 .07 ( 0 .41 ) ( 0 .41 ) 11 .26
Institutional shares
2023 9 .80 0 .42 ( 0 .36 ) 0 .06 ( 0 .42 ) ( 0 .42 ) 9 .44
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72
2020 11 .26 0 .40 ( 0 .30 ) 0 .10 ( 0 .39 ) ( 0 .39 ) 10 .97
2019 10 .61 0 .46 0 .63 1 .09 ( 0 .44 ) ( 0 .44 ) 11 .26
(a)
(b)
(c)
(d)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0 .33% (b) $ 41,241 1 .05% (c) 0 .84% (c) ,(d) 4 .17% 41 .4%
( 13 .42 ) (b) 49,013 0 .90 (c) 0 .84 (c) ,(d) 3 .32 52 .4
10 .43 (b) 59,266 0 .88 (c) 0 .84 (c) ,(d) 3 .26 48 .0
0 .62 (b) 50,459 0 .91 (c) 0 .84 (c) ,(d) 3 .35 76 .6
10 .36 (b) 53,756 0 .98 (c) 0 .86 (c) ,(d) 4 .01 66 .1
0 .72 94,169 0 .77 (c) 0 .56 (c) ,(d) 4 .44 41 .4
( 13 .25 ) 90,215 0 .62 (c) 0 .56 (c) ,(d) 3 .57 52 .4
10 .73 116,210 0 .60 (c) 0 .56 (c) ,(d) 3 .52 48 .0
0 .99 82,465 0 .63 (c) 0 .56 (c) ,(d) 3 .64 76 .6
10 .55 82,132 0 .70 (c) 0 .58 (c) ,(d) 4 .27 66 .1
Calculated based on average shares outstanding during the period.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit.
Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2023 $ 9 .83 $ 0 .19 ( $ 0 .20 ) ( $ 0 .01 ) ( $ 0 .21 ) $ – ( $ 0 .21 ) $ 9 .61
2022 14 .16 0 .30 ( 4 .21 ) ( 3 .91 ) ( 0 .18 ) ( 0 .24 ) ( 0 .42 ) 9 .83
2021 12 .36 0 .14 1 .71 1 .85 ( 0 .05 ) – ( 0 .05 ) 14 .16
2020 10 .63 0 .11 1 .77 1 .88 ( 0 .15 ) – ( 0 .15 ) 12 .36
2019 11 .28 0 .11 ( 0 .68 ) ( 0 .57 ) ( 0 .08 ) – ( 0 .08 ) 10 .63
Institutional shares
2023 9 .67 0 .21 ( 0 .18 ) 0 .03 ( 0 .26 ) – ( 0 .26 ) 9 .44
2022 13 .95 0 .35 ( 4 .15 ) ( 3 .80 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 9 .67
2021 12 .17 0 .18 1 .69 1 .87 ( 0 .09 ) – ( 0 .09 ) 13 .95
2020 10 .47 0 .16 1 .74 1 .90 ( 0 .20 ) – ( 0 .20 ) 12 .17
2019 11 .16 0 .18 ( 0 .71 ) ( 0 .53 ) ( 0 .16 ) – ( 0 .16 ) 10 .47
R-6 shares
2023 9 .69 0 .23 ( 0 .19 ) 0 .04 ( 0 .27 ) – ( 0 .27 ) 9 .46
2022 13 .98 0 .34 ( 4 .13 ) ( 3 .79 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 9 .69
2021 12 .18 0 .22 1 .68 1 .90 ( 0 .10 ) – ( 0 .10 ) 13 .98
2020 10 .48 0 .16 1 .75 1 .91 ( 0 .21 ) – ( 0 .21 ) 12 .18
2019 11 .16 0 .25 ( 0 .76 ) ( 0 .51 ) ( 0 .17 ) – ( 0 .17 ) 10 .48
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0 .08% (b) $ 4,982 1 .48% (c) – % 1 .94% 68 .0%
( 28 .32 ) (b) 5,426 1 .57 (c) – 2 .45 48 .7
14 .95 (b) 9,524 1 .60 (c) – 1 .00 71 .9
17 .73 (b) 4,003 1 .60 (c) – 0 .96 72 .9
( 4 .94 ) (b) 2,455 1 .66 (c) – 1 .08 59 .4
0 .44 73,802 1 .13 (c) – 2 .20 68 .0
( 28 .08 ) 96,342 1 .20 (c) – 2 .97 48 .7
15 .42 124,727 1 .20 (c) – 1 .30 71 .9
18 .21 26,478 1 .20 (c) – 1 .44 72 .9
( 4 .55 ) 11,710 1 .22 (c) – 1 .78 59 .4
0 .61 2,553,869 1 .01 (d) 1 .02 (e) 2 .48 68 .0
( 27 .96 ) 2,180,550 1 .05 (c) – 2 .85 48 .7
15 .61 3,729,485 1 .05 (c) – 1 .56 71 .9
18 .30 1,827,389 1 .07 (c) – 1 .43 72 .9
( 4 .42 ) 1,082,059 1 .12 (c) – 2 .40 59 .4
Calculated based on average shares outstanding during the period.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit.
Reflects Manager's voluntary expense limit.
Excludes expense reimbursement from Manager.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2023 $ 15 .94 $ 0 .22 $ 1 .31 $ 1 .53 ( $ 0 .23 ) ( $ 0 .79 ) ( $ 1 .02 ) $ 16 .45
2022 17 .01 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 15 .94
2021 11 .91 0 .10 5 .16 5 .26 ( 0 .16 ) – ( 0 .16 ) 17 .01
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
Class C shares
2023 15 .74 0 .10 1 .31 1 .41 ( 0 .11 ) ( 0 .79 ) ( 0 .90 ) 16 .25
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
Institutional shares
2023 16 .03 0 .27 1 .32 1 .59 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .55
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
2020 14 .04 0 .19 ( 1 .89 ) ( 1 .70 ) ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .97
2019 17 .92 0 .32 ( 1 .91 ) ( 1 .59 ) ( 0 .40 ) ( 1 .89 ) ( 2 .29 ) 14 .04
R-6 shares
2023 16 .11 0 .28 1 .32 1 .60 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .64
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03
2019 17 .98 0 .33 ( 1 .93 ) ( 1 .60 ) ( 0 .39 ) ( 1 .89 ) ( 2 .28 ) 14 .10
(a)
(b)
(c)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10 .11% (b) $ 156,039 1 .12% (c) 1 .43% 26 .5%
( 5 .31 ) (b) 145,799 1 .12 (c) 1 .17 22 .1
44 .42 (b) 148,411 1 .12 (c) 0 .70 74 .6
( 12 .55 ) (b) 103,382 1 .12 (c) 1 .20 28 .9
( 7 .83 ) (b) 147,402 1 .13 (c) 1 .91 21 .9
9 .34 (b) 29,705 1 .87 (c) 0 .66 26 .5
( 6 .09 ) (b) 45,460 1 .87 (c) 0 .39 22 .1
43 .44 (b) 69,017 1 .87 (c) ( 0 .03 ) 74 .6
( 13 .25 ) (b) 71,660 1 .87 (c) 0 .45 28 .9
( 8 .50 ) (b) 118,135 1 .88 (c) 1 .16 21 .9
10 .42 698,401 0 .85 (c) 1 .69 26 .5
( 5 .08 ) 749,448 0 .85 (c) 1 .44 22 .1
44 .89 833,344 0 .85 (c) 1 .02 74 .6
( 12 .36 ) 1,408,105 0 .85 (c) 1 .47 28 .9
( 7 .54 ) 1,892,406 0 .86 (c) 2 .19 21 .9
10 .49 401,595 0 .79 (c) 1 .75 26 .5
( 5 .05 ) 120,396 0 .80 (c) 1 .54 22 .1
45 .03 61,986 0 .79 (c) 0 .93 74 .6
( 12 .24 ) 9,135 0 .79 (c) 1 .52 28 .9
( 7 .54 ) 8,589 0 .79 (c) 2 .27 21 .9
Calculated based on average shares outstanding during the period.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2023 $ 9 .13 $ 0 .39 ( $ 0 .38 ) $ 0 .01 ( $ 0 .46 ) ( $ 0 .46 ) $ 8 .68
2022 10 .64 0 .37 ( 1 .44 ) ( 1 .07 ) ( 0 .44 ) ( 0 .44 ) 9 .13
2021 10 .32 0 .38 0 .36 0 .74 ( 0 .42 ) ( 0 .42 ) 10 .64
2020 10 .30 0 .42 0 .05 0 .47 ( 0 .45 ) ( 0 .45 ) 10 .32
2019 10 .06 0 .49 0 .26 0 .75 ( 0 .51 ) ( 0 .51 ) 10 .30
Class C shares
2023 9 .13 0 .33 ( 0 .40 ) ( 0 .07 ) ( 0 .39 ) ( 0 .39 ) 8 .67
2022 10 .64 0 .30 ( 1 .45 ) ( 1 .15 ) ( 0 .36 ) ( 0 .36 ) 9 .13
2021 10 .31 0 .30 0 .37 0 .67 ( 0 .34 ) ( 0 .34 ) 10 .64
2020 10 .29 0 .35 0 .04 0 .39 ( 0 .37 ) ( 0 .37 ) 10 .31
2019 10 .05 0 .42 0 .25 0 .67 ( 0 .43 ) ( 0 .43 ) 10 .29
Class J shares
2023 8 .83 0 .38 ( 0 .37 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .38
2022 10 .32 0 .36 ( 1 .41 ) ( 1 .05 ) ( 0 .44 ) ( 0 .44 ) 8 .83
2021 10 .01 0 .37 0 .37 0 .74 ( 0 .43 ) ( 0 .43 ) 10 .32
2020 10 .01 0 .41 0 .04 0 .45 ( 0 .45 ) ( 0 .45 ) 10 .01
2019 9 .79 0 .47 0 .26 0 .73 ( 0 .51 ) ( 0 .51 ) 10 .01
Institutional shares
2023 9 .05 0 .41 ( 0 .38 ) 0 .03 ( 0 .48 ) ( 0 .48 ) 8 .60
2022 10 .56 0 .39 ( 1 .44 ) ( 1 .05 ) ( 0 .46 ) ( 0 .46 ) 9 .05
2021 10 .24 0 .40 0 .37 0 .77 ( 0 .45 ) ( 0 .45 ) 10 .56
2020 10 .23 0 .45 0 .04 0 .49 ( 0 .48 ) ( 0 .48 ) 10 .24
2019 9 .99 0 .52 0 .26 0 .78 ( 0 .54 ) ( 0 .54 ) 10 .23
R-1 shares
2023 9 .00 0 .34 ( 0 .37 ) ( 0 .03 ) ( 0 .42 ) ( 0 .42 ) 8 .55
2022 10 .50 0 .32 ( 1 .43 ) ( 1 .11 ) ( 0 .39 ) ( 0 .39 ) 9 .00
2021 10 .19 0 .32 0 .36 0 .68 ( 0 .37 ) ( 0 .37 ) 10 .50
2020 10 .17 0 .36 0 .06 0 .42 ( 0 .40 ) ( 0 .40 ) 10 .19
2019 9 .94 0 .44 0 .25 0 .69 ( 0 .46 ) ( 0 .46 ) 10 .17
(a)
(b)
(c)
(d)
(e)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0 .23% (b) $ 697,257 1 .05% – % 4 .50% 16 .5%
( 10 .28 ) (b) 808,228 1 .03 – 3 .78 15 .4
7 .32 (b) 971,310 1 .04 – 3 .62 21 .6
4 .77 (b) 844,525 1 .05 – 4 .18 18 .1
7 .80 (b) 732,421 1 .06 – 4 .96 19 .8
( 0 .66 ) (b) 147,896 1 .82 – 3 .74 16 .5
( 10 .98 ) (b) 180,824 1 .79 – 3 .01 15 .4
6 .58 (b) 256,799 1 .79 – 2 .89 21 .6
3 .95 (b) 365,817 1 .81 – 3 .44 18 .1
6 .97 (b) 469,674 1 .81 – 4 .21 19 .8
0 .24 (b) 31,131 1 .06 (c) 1 .08 (d) 4 .49 16 .5
( 10 .38 ) (b) 36,128 1 .01 (c) 1 .03 (d) 3 .80 15 .4
7 .50 (b) 42,288 1 .00 (c) 1 .02 (d) 3 .68 21 .6
4 .67 (b) 42,554 1 .07 (c) 1 .10 (d) 4 .17 18 .1
7 .75 (b) 45,660 1 .13 (c) 1 .16 (d) 4 .89 19 .8
0 .48 3,930,780 0 .81 (e) – 4 .74 16 .5
( 10 .14 ) 4,213,593 0 .79 (e) – 4 .01 15 .4
7 .64 5,472,494 0 .79 (e) – 3 .87 21 .6
4 .96 4,746,270 0 .81 (e) – 4 .42 18 .1
8 .12 3,591,388 0 .81 (e) – 5 .21 19 .8
( 0 .30 ) 459 1 .58 – 3 .98 16 .5
( 10 .81 ) 476 1 .57 – 3 .23 15 .4
6 .75 620 1 .57 – 3 .10 21 .6
4 .24 613 1 .58 – 3 .62 18 .1
7 .23 1,024 1 .58 – 4 .44 19 .8
Calculated based on average shares outstanding during the period.
Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
Excludes expense reimbursement from Manager and/or Distributor.
Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2023 $ 8 .98 $ 0 .37 ( $ 0 .37 ) $ – ( $ 0 .44 ) ( $ 0 .44 ) $ 8 .54
2022 10 .48 0 .35 ( 1 .43 ) ( 1 .08 ) ( 0 .42 ) ( 0 .42 ) 8 .98
2021 10 .16 0 .35 0 .37 0 .72 ( 0 .40 ) ( 0 .40 ) 10 .48
2020 10 .15 0 .40 0 .04 0 .44 ( 0 .43 ) ( 0 .43 ) 10 .16
2019 9 .92 0 .47 0 .25 0 .72 ( 0 .49 ) ( 0 .49 ) 10 .15
R-4 shares
2023 8 .95 0 .38 ( 0 .37 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .50
2022 10 .45 0 .36 ( 1 .42 ) ( 1 .06 ) ( 0 .44 ) ( 0 .44 ) 8 .95
2021 10 .14 0 .37 0 .36 0 .73 ( 0 .42 ) ( 0 .42 ) 10 .45
2020 10 .13 0 .42 0 .04 0 .46 ( 0 .45 ) ( 0 .45 ) 10 .14
2019 9 .90 0 .48 0 .26 0 .74 ( 0 .51 ) ( 0 .51 ) 10 .13
R-5 shares
2023 9 .01 0 .40 ( 0 .39 ) 0 .01 ( 0 .47 ) ( 0 .47 ) 8 .55
2022 10 .51 0 .38 ( 1 .43 ) ( 1 .05 ) ( 0 .45 ) ( 0 .45 ) 9 .01
2021 10 .19 0 .39 0 .36 0 .75 ( 0 .43 ) ( 0 .43 ) 10 .51
2020 10 .18 0 .43 0 .04 0 .47 ( 0 .46 ) ( 0 .46 ) 10 .19
2019 9 .95 0 .50 0 .25 0 .75 ( 0 .52 ) ( 0 .52 ) 10 .18
R-6 shares
2023 9 .05 0 .42 ( 0 .38 ) 0 .04 ( 0 .49 ) ( 0 .49 ) 8 .60
2022 10 .55 0 .40 ( 1 .43 ) ( 1 .03 ) ( 0 .47 ) ( 0 .47 ) 9 .05
2021 10 .24 0 .41 0 .36 0 .77 ( 0 .46 ) ( 0 .46 ) 10 .55
2020 10 .23 0 .46 0 .04 0 .50 ( 0 .49 ) ( 0 .49 ) 10 .24
2019 9 .99 0 .53 0 .25 0 .78 ( 0 .54 ) ( 0 .54 ) 10 .23
(a)
(b)
(c)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .11% $ 1,981 1 .27% 4 .26% 16 .5%
( 10 .53 ) 7,838 1 .26 3 .64 15 .4
7 .20 2,521 1 .26 3 .38 21 .6
4 .49 1,328 1 .27 3 .98 18 .1
7 .58 2,101 1 .27 4 .77 19 .8
0 .21 946 1 .08 4 .48 16 .5
( 10 .41 ) 938 1 .07 3 .75 15 .4
7 .31 834 1 .07 3 .61 21 .6
4 .71 1,031 1 .08 4 .16 18 .1
7 .80 1,397 1 .08 4 .93 19 .8
0 .21 1,987 0 .96 4 .59 16 .5
( 10 .24 ) 2,726 0 .95 3 .82 15 .4
7 .51 4,126 0 .95 3 .72 21 .6
4 .82 3,526 0 .96 4 .29 18 .1
7 .89 3,200 0 .96 5 .05 19 .8
0 .59 941,791 0 .70 4 .85 16 .5
( 9 .97 ) 1,228,160 0 .70 4 .11 15 .4
7 .64 1,706,467 0 .70 (b) 3 .97 21 .6
5 .17 (c) 1,518,101 0 .71 (b) 4 .52 18 .1
8 .12 (c) 910,863 0 .71 (b) 5 .32 19 .8
Calculated based on average shares outstanding during the period.
Reflects Manager's contractual expense limit.
Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund,
Global Sustainable Listed Infrastructure Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal
Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund and
the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of Diversified Real Asset Fund and Global Multi-Strategy Fund
(two of the funds constituting Principal Funds, Inc. (the “Fund”)), including the consolidated schedules of investments, as of August 31, 2023, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Blue Chip Fund, Bond Market Index Fund, Edge MidCap Fund, Global Sustainable Listed
Infrastructure Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging
Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund (collectively, together with
Diversified Real Asset Fund and Global Multi-Strategy Fund, referred to as the “Funds”) (10 of the funds constituting the “Fund”), including the schedules of investments, as of August 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds (12 of the funds constituting the Fund) at August 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual fund constituting the Fund Statement of operations
Statements of changes
in net assets
Financial highlights
Blue Chip Fund
Bond Market Index Fund
Diversified Real Asset Fund
Edge MidCap Fund
Global Multi-Strategy Fund
International Equity Index Fund
International Small Company Fund
Opportunistic Municipal Fund
Origin Emerging Markets Fund
Small-MidCap Dividend Income Fund
Spectrum Preferred and Capital Securities Income Fund
For the year ended
August 31, 2023
For each of the two
years in the period
ended August 31,
2023
For each of the five years in
the period ended August 31,
2023
Global Sustainable Listed Infrastructure Fund
For the period from September 22, 2022, date operations commenced, through
August 31, 2023

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian, agent banks, transfer agents and brokers; when replies were not received from agent banks, transfer agents and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 24, 2023

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2023 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2023 to August
31, 2023 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value March 1,
2023
Ending Account
Value August 31,
2023
Expenses Paid
During Period
March 1, 2023 to
August 31,
2023
(a)
Beginning Account
Value March 1,
2023
Ending Account
Value August 31,
2023
Expenses Paid
During Period
March 1, 2023 to
August 31,
2023
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 1,203.77 $ 5.39 $ 1,000.00 $ 1,020.32 $ 4.94 0.97%
Class C 1,000.00 1,199.01 9.37 1,000.00 1,016.69 8.59 1.69
Class J 1,000.00 1,204.46 4.39 1,000.00 1,021.22 4.02 0.79
Institutional 1,000.00 1,205.03 3.67 1,000.00 1,021.88 3.36 0.66
R-3 1,000.00 1,202.32 6.33 1,000.00 1,019.46 5.80 1.14
R-4 1,000.00 1,203.26 5.28 1,000.00 1,020.42 4.84 0.95
R-5 1,000.00 1,204.40 4.61 1,000.00 1,021.02 4.23 0.83
R-6 1,000.00 1,205.75 3.17 1,000.00 1,022.33 2.91 0.57
Bond Market Index Fund
Class J 1,000.00 1,007.28 2.99 1,000.00 1,022.23 3.01 0.59
Institutional 1,000.00 1,009.49 0.71 1,000.00 1,024.50 0.71 0.14
R-1 1,000.00 1,004.82 5.10 1,000.00 1,020.11 5.14 1.01
R-3 1,000.00 1,006.06 3.54 1,000.00 1,021.68 3.57 0.70
R-4 1,000.00 1,007.20 2.58 1,000.00 1,022.63 2.60 0.51
R-5 1,000.00 1,008.44 1.97 1,000.00 1,023.24 1.99 0.39
Diversified Real Asset Fund
Class A 1,000.00 996.13 6.04 1,000.00 1,019.16 6.11 1.20
Institutional 1,000.00 998.10 4.18 1,000.00 1,021.02 4.23 0.83
R-3 1,000.00 994.76 6.74 1,000.00 1,018.45 6.82 1.34
R-6 1,000.00 997.47 3.88 1,000.00 1,021.32 3.92 0.77

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value March 1,
2023
Ending Account
Value August 31,
2023
Expenses Paid
During Period
March 1, 2023 to
August 31,
2023
(a)
Beginning Account
Value March 1,
2023
Ending Account
Value August 31,
2023
Expenses Paid
During Period
March 1, 2023 to
August 31,
2023
(a)
Annualized
Expense
Ratio
Edge MidCap Fund
Class A $ 1,000.00 $ 1,051.44 $ 5.69 $ 1,000.00 $ 1,019.66 $ 5.60 1.10%
Institutional 1,000.00 1,052.82 3.98 1,000.00 1,021.32 3.92 0.77
R-6 1,000.00 1,054.37 3.47 1,000.00 1,021.83 3.41 0.67
Global Multi-Strategy Fund
Class A 1,000.00 1,026.76 11.49 1,000.00 1,013.86 11.42 2.25
Institutional 1,000.00 1,029.24 8.80 1,000.00 1,016.53 8.74 1.72
R-6 1,000.00 1,029.21 8.70 1,000.00 1,016.64 8.64 1.70
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on Shorts)
Class A 1,000.00 1,026.76 10.32 1,000.00 1,015.02 10.26 2.02
Institutional 1,000.00 1,029.24 7.62 1,000.00 1,017.69 7.58 1.49
R-6 1,000.00 1,029.21 7.52 1,000.00 1,017.80 7.48 1.47
Global Sustainable Listed Infrastructure Fund
Institutional 1,000.00 988.59 4.41 1,000.00 1,020.77 4.48 0.88
International Equity Index Fund
Institutional 1,000.00 1,049.61 1.60 1,000.00 1,023.64 1.58 0.31
R-1 1,000.00 1,044.13 6.18 1,000.00 1,019.16 6.11 1.20
R-3 1,000.00 1,045.59 4.59 1,000.00 1,020.72 4.53 0.89
R-4 1,000.00 1,047.06 3.61 1,000.00 1,021.68 3.57 0.70
R-5 1,000.00 1,047.90 2.99 1,000.00 1,022.28 2.96 0.58
R-6 1,000.00 1,049.56 1.50 1,000.00 1,023.74 1.48 0.29
International Small Company Fund
Institutional 1,000.00 1,025.29 5.51 1,000.00 1,019.76 5.50 1.08
R-6 1,000.00 1,026.21 5.31 1,000.00 1,019.96 5.30 1.04
Opportunistic Municipal Fund
Class A 1,000.00 1,025.50 5.41 1,000.00 1,019.86 5.40 1.06
Institutional 1,000.00 1,028.01 3.99 1,000.00 1,021.27 3.97 0.78
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,025.50 4.29 1,000.00 1,020.97 4.28 0.84
Institutional 1,000.00 1,028.01 2.86 1,000.00 1,022.38 2.85 0.56
Origin Emerging Markets Fund
Class A 1,000.00 1,024.52 7.40 1,000.00 1,017.90 7.38 1.45
Institutional 1,000.00 1,024.97 5.61 1,000.00 1,019.66 5.60 1.10
R-6 1,000.00 1,026.03 5.06 1,000.00 1,020.21 5.04 0.99
Small-MidCap Dividend Income Fund
Class A 1,000.00 1,032.41 5.74 1,000.00 1,019.56 5.70 1.12
Class C 1,000.00 1,028.20 9.56 1,000.00 1,015.78 9.50 1.87
Institutional 1,000.00 1,033.54 4.36 1,000.00 1,020.92 4.33 0.85
R-6 1,000.00 1,034.29 4.05 1,000.00 1,021.22 4.02 0.79

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value March 1,
2023
Ending Account
Value August 31,
2023
Expenses Paid
During Period
March 1, 2023 to
August 31,
2023
(a)
Beginning Account
Value March 1,
2023
Ending Account
Value August 31,
2023
Expenses Paid
During Period
March 1, 2023 to
August 31,
2023
(a)
Annualized
Expense
Ratio
Spectrum Preferred and Capital Securities Income Fund
Class A $ 1,000.00 $ 980.02 $ 5.29 $ 1,000.00 $ 1,019.86 $ 5.40 1.06%
Class C 1,000.00 976.11 9.12 1,000.00 1,015.98 9.30 1.83
Class J 1,000.00 980.33 5.49 1,000.00 1,019.66 5.60 1.10
Institutional 1,000.00 981.06 4.09 1,000.00 1,021.07 4.18 0.82
R-1 1,000.00 977.15 7.87 1,000.00 1,017.24 8.03 1.58
R-3 1,000.00 980.71 6.34 1,000.00 1,018.80 6.46 1.27
R-4 1,000.00 979.57 5.39 1,000.00 1,019.76 5.50 1.08
R-5 1,000.00 980.21 4.79 1,000.00 1,020.37 4.89 0.96
R-6 1,000.00 982.75 3.55 1,000.00 1,021.63 3.62 0.71
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2023 and September 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
June 2023
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 0.00% 0.00% 100.00%
September 2023
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 0.00% 0.00% 100.00%

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 126 McClatchy Newspapers, Inc. (2000-
2020); Frontier Communications, Inc.
(2005-2019)
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

INTERESTED BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Mary M. VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. (financial
and management consulting)
126 Helmerich & Payne (2019-present);
Denbury Resources Inc. (2019-2020)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Global Investors, LLC (“PGI”) 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
Director since 2019
President-Principal Funds since 2019
Principal Funds Distributor, Inc. (“PFD”)
Director since 2019
Principal Financial Group, Inc. (“PFGI”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Life Insurance Company (“PLIC”)
Senior Executive Managing Director – Global
Head of Investments – Principal Asset Management
(“PAM”) since 2023
Senior Executive Director and Chief Operating
Officer - PAM (2022-2023)
Senior Executive Director and Chief Operating
Officer - PGI (2020-2022)
President-Principal Funds (2019-2020)
Post Advisory Group, LLC (“Post”)
Director since 2020
Principal Real Estate Investors, LLC (“PREI”)
Senior Executive Director and Chief Operating
Officer - PGI since 2022
Director since 2020
Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)
Spectrum Asset Management (“Spectrum”)
Director since 2021
Origin Asset Management (“Origin”)
Additional Director since 2022
OppenheimerFunds
Senior Vice President (2011-2019)

Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Patrick G. Halter PGI 126 None
Board Member since 2017
Member, Executive Committee
1959
Chair since 2018
Chief Executive Officer and
President since 2018
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – PAM) since
2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
PREI
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Origin
Director (2018-2019)
Kenneth A. McCullum PGI 126
Board Member since 2023
1964
Director since 2020
PFGI, PFSI, and PLIC
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)
Principal Securities, Inc. (“PSI”)
Director since 2020
PSS
Director since 2020

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
George Djurasovic
General Counsel
Des Moines, IA 50392
1971
Vice President/General Counsel PAM, PGI since
2022
Vice President/General Counsel PAM, PFGI since
2022
Vice President/General Counsel PAM, PFSI since
2022
Vice President/General Counsel PAM, PLIC since
2022
Global Chief Compliance Officer, Artisan Partners
Limited
Partnership (2013-2022)
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, Business Owner
Ecosystem, Inc. (“BOE - formerly, RobustWealth,
Inc.”) since 2018
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFGI since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, PSI since 2016
Vice President and Treasurer, PSS since 2016
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary – Fund
Complex (2018-2023)
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer – Fund Complex
(2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD (2016-2022)
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant General Counsel and Assistant
Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel, PGI since 2018
Counsel, PLIC since 2006
John L. Sullivan
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 31, 2022
(and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 219971, Kansas City, MO
64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/prospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov and
www.Principalam.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 15, 2023 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”).  At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”),
addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions , including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) considered an amended Sub-advisory agreement.
Approval of Amended Sub-Advisory Agreement for Diversified Real Asset Fund
On July 27, 2023, the Board met to consider for the Diversified Real Asset Fund (the “Fund”) the approval of an amended sub-advisory agreement
(a “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and BlackRock Financial Management, Inc. (the “Sub-
Advisor”) and an amended sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement,” and together with the Sub-Advisory Agreement, the “Agreements”) between the Sub-Advisor and BlackRock International Limited (the “Sub-Sub-Advisor,” and together with the Sub-Advisor,
“BlackRock”) in connection with a proposal to amend the Agreements to reflect changes to certain contractual terms.
The Board reviewed materials received from the Manager regarding the proposed amendment of the Agreements and noted that there were no proposed changes to the sub-advisory fee schedule under the Sub-Advisory Agreement or to the sub-sub-advisory fee schedule under the Sub-Sub-
Advisory Agreement. The Board considered the Manager’s representations that there were no material changes to the terms of the Agreements and that the amendment would not reduce the quality or quantity of the services BlackRock provides to the Fund and that BlackRock’s obligations under the Agreements would remain the same in all material respects.
The Board considered that they had last approved the Agreements for the Fund during the annual contract renewal process that concluded at the
Board of Directors’ September 2022 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by BlackRock under the Agreements and had concluded, based upon the information provided, that the terms of the Agreements were reasonable and that approval of the Agreements was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Agreements and, accordingly, recommended the approval of the amended Agreements. The Board noted that the Agreements would be subject to review in connection with the annual contract renewal process that will conclude at the Board of Directors’ September 2023 meeting.

Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held April 26, 2023
1. Election of thirteen Directors as members of the Board of Directors
2. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend sub-advisory agreements with all sub-
advisors, regardless of the degree of affiliation, as described in the proposal, on behalf of the Fund without obtaining shareholder approval
For Withheld
Leroy T. Barnes 13,839,573,611.37 479,454,930.15
Craig Damos 13,878,304,065.12 440,724,476.41
Katharin S. Dyer 13,937,299,595.16 381,722,484.94
Frances P. Grieb 13,951,607,276.85 367,414,803.26
Fritz S. Hirsch 13,838,829,975.02 480,198,566.51
Victor L. Hymes 13,867,683,343.74 451,338,736.37
Padelford L. Lattimer 13,841,002,591.84 478,019,488.27
Karen McMillan 13,958,230,823.35 360,791,256.76
Elizabeth A. Nickels 13,933,231,314.81 385,790,765.30
Mary M. VanDeWeghe 13,953,859,290.04 365,162,790.07
Kamal Bhatia 13,859,014,312.47 460,007,767.64
Patrick G. Halter 13,882,522,852.65 436,499,227.45
Kenneth A. McCullum 13,898,512,834.65 420,509,245.46
For Against Abstain Broker Non-Vote
Blue Chip Fund 177,317,790 9,007,754 4,207,907 66,973,554
Bond Market Index Fund 230,601,693 21,119,983 24,507,721 1,682,207
Capital Securities Fund 117,098,846 98,741 26,327 2,695,436
Diversified Real Asset Fund 99,410,001 9,477,797 9,706,655 30,923,668
Edge MidCap Fund 2,161,623 191,548 82,007 2,799,654
Global Multi-Strategy Fund 23,392,928 375,968 262,523 13,211,282
International Equity Index Fund 87,708,025 3,632,808 246,720 2,120,641
International Small Company Fund 68,418,370 973,952 471,861 3,481,091
Opportunistic Municipal Fund 4,139,402 128,614 63,530 4,993,871
Origin Emerging Markets Fund 253,066,152 3,518,220 1,055,008 4,514,641
Small-MidCap Dividend Income Fund 46,819,589 1,297,985 791,649 22,466,305
Small-MidCap Growth Fund 768,767 - - 1,995
Spectrum Preferred and Capital Securities Income Fund 380,464,699 9,325,231 5,108,249 138,467,200

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2023 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31, 2023 .
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2022 :
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2022 :
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended August
31, 2023 :
DRD
Blue Chip Fund 0.00%
Bond Market Index Fund 0.00
Diversified Real Asset Fund 8.74
Edge MidCap Fund 100.00
Global Multi-Strategy Fund 10.18
Global Sustainable Listed Infrastructure Fund 29.98
International Equity Index Fund 0.00
International Small Company Fund 0.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 0.00
Small-MidCap Dividend Income Fund 89.76
Spectrum Preferred and Capital Securities Income
Fund 41.17
QDI
Blue Chip Fund 0.00%
Bond Market Index Fund 0.00
Diversified Real Asset Fund 25.51
Edge MidCap Fund 100.00
Global Multi-Strategy Fund 16.37
Global Sustainable Listed Infrastructure Fund 68.74
International Equity Index Fund 100.00
International Small Company Fund 100.00
Opportunistic Municipal Fund 0.00
Origin Emerging Markets Fund 61.75
Small-MidCap Dividend Income Fund 93.55
Spectrum Preferred and Capital Securities Income
Fund 78.77
Foreign Taxes
Per Share
International Equity Index Fund $ 0.0181
International Small Company Fund 0.0145
Origin Emerging Markets Fund 0.0371

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2023 (unaudited)

Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2022 :
In early 2023, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during the calendar year 2022 via Form 1099.
The funds will notify shareholders in early 2024 of amounts paid to them by the funds, including QDI and Foreign Tax Credit, if any, during the calendar year 2023 .
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns.
For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Bond Market Index Fund 99.02%
Diversified Real Asset Fund 21.90
Edge MidCap Fund 0.93
Global Multi-Strategy Fund 35.96
Global Sustainable Listed Infrastructure Fund 2.85
International Equity Index Fund 0.03
International Small Company Fund 0.70
Origin Emerging Markets Fund 0.54
Small-MidCap Dividend Income Fund 0.52
Spectrum Preferred and Capital Securities Income
Fund 23.31

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2023 Principal Financial Services, Inc. | FV941AR-02 | 10/2023 | 3051701

Principal Capital Securities Fund
Class S Shares
Annual Report
August 31, 2023

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Capital Securities Fund (unaudited) 3
Financial Statements 5
Notes to Financial Statements 8
Schedules of Investments 14
Financial Highlights (includes performance information) 21
Report of Independent Registered Public Accounting Firm 23
Shareholder Expense Example 24
Supplemental Information 25

1
Economic & Financial Market Review
Global economic growth continued to slow gradually, but showed signs of resiliency as consumption activity remained strong in many developed markets. Higher levels of inflation from a year ago are driving year-over-year inflation lower (known as base effects). Global inflation fell from
6.8% in August 2022 to 3.7% in July 2023, still well above the central banks’ targets of 2%—and further decline will likely be slower.
The aggressive tightening by global central banks continued to weigh heavily on global financial conditions, with global policy rates rising by 214 basis points (bps) in the twelve months ending August 2023. The United States Federal Reserve (Fed) hiked interest rates seven times for a 300 bps total increase since August 2022. The Fed is taking a data-dependent approach and may hike rates further if inflation pressures remain high.
Although manufacturing activity remained weak, services activity continued to expand, albeit at a lower level. As such, U.S. real gross domestic product (GDP) grew an average quarter-over-quarter annualized rate of 2.5% in the four quarters ending June 2023. However, economic activity continues to slow—the global manufacturing Purchasing Manager’ Index (PMI) was below 50 for the eleventh consecutive month.
1
Similarly,
developed market PMIs were below 50 again, as they have been since October 2022. Emerging market (EM) PMIs, on the other hand, continued
a streak of eight consecutive months above 50, albeit only barely.
Global earnings growth continued to show signs of resiliency, with the MSCI All Country World Index (ACWI) trailing 12 months earnings per share (TTM EPS) increasing by 2%. The MSCI World Index TTM EPS increased by 5%, much higher than the MSCI Emerging Markets
Index’s -15%. Within developed markets, the MSCI Europe Index earnings (14%) grew at a faster pace than the U.S. (0%). Within the U.S., large-cap growth stocks, represented by the Russell 1000 Growth Index, delivered the highest earnings growth (1%). Small-cap and mid-cap, represented by the S&P Small-Cap 600 Index and the S&P Mid-Cap 400 Index, both saw negative year-over-year earnings growth. Large-cap tech, represented by the NASDAQ 100 Index, delivered -7% earnings growth.
Global equities outperformed global bonds in the last twelve months, with the MSCI ACWI Index recording a 14% gain year-over-year, while the Bloomberg Global Aggregate Corporate Index gained 3%. Within equities, developed markets (MSCI World Index) outperformed emerging markets (MSCI Emerging Markets Index) by 14%, and the U.S. (MSCI U.S. Index) underperformed developed market ex-U.S. (MSCI World
ex-U.S. Index) marginally by 1%. Among major markets, the MSCI China Index was the worst performer with an 8% loss. The NASDAQ 100
Index was the top outperformer on the other hand, with a 27% gain. The Bloomberg U.S. Treasury Index delivered a 2% loss as the U.S. 10-year
Treasury yield rose from 3.19% to 4.11%. Global high yield bonds outperformed investment grade corporate bonds and global treasury bonds by
6% and 11% respectively. The DXY Index, a proxy for USD strength, dropped by 5%. Commodity prices, represented by the S&P GSCI Total
Return Index, fell by 2%, and Nymex crude oil dropped from 89.6 to 83.6 USD/barrel as the demand-supply dynamic improved.
Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Asset Allocation. Data as of August 31, 2023.
1
In global PMI readings, a number above 50 means that manufacturing activity is expanding, and a number below 50 indicates contraction..
Index descriptions:
MSCI All Country World Index (ACWI) includes large and mid-cap stocks across developed and emerging market countries.
MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries.
MSCI World ex-U.S. Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries-- excluding the United States.
MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets (DM) countries in Europe.
MSCI Emerging Markets Index consists of large and mid-cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each of the 24 countries.
MSCI U.S. Index is designed to measure the performance of the large and mid-cap segments of the U.S. market.
NASDAQ 100 Index is a basket of the 100 largest, most actively traded U.S. companies listed on the NASDAQ stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.
Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury,

2
Economic & Financial Market Review
government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.
Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S.
trade partners' currencies.
Standard & Poor's 500 (S&P 500) Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market.
S&P Mid-Cap 400 Index, more commonly known as the S&P 400, is a stock market index from S&P Dow Jones Indices. The index serves as a gauge for the U.S. mid-cap equities sector and is the most widely followed mid-cap index.
S&P Small-Cap 600 Index is a stock market index established by Standard & Poor's. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

3
Capital Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.PrincipalAm.com, call your financial professional, or call 800-222-5852 .
Average Annual Total Returns*
as of
August 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?***
The investment seeks to provide current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. It may invest up to 100% of its assets in below investment grade (sometimes called "junk") preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global, provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P Global or
Baa3 or higher by Moody's.
The bond market has gone through a fickle mood of being convinced that the Fed is done raising rates (and will cut soon) to thinking that rate cuts are still on the table. This has made the U.S. Treasury market somewhat of a roller coaster ride with 5 year yields rising from a low in August
2022 of 3.28% to a peak of 4.47% in October 2022 and up and down throughout the period to finish right back at the highs during August 2023.
The bond market continues to anticipate the Fed keeping rates elevated for longer as the back end of the curve is cheapening and real rates are rising, but the idea that the Fed may tolerate an inflation target higher than 2% was taken off the table at Jackson Hole. The implication of this is that more economic friction will be required to slow spending and labor growth and that will likely price equity lower over the near-term causing credit spreads to widen. A conflict that the Fed must deal with is that the ongoing fiscal backdrop of continued government excess spending is not aligned with the Fed’s disinflationary goal. However, the effect of fiscal excess may lead to a “fiscal fit” causing even higher real rates on the term structure of treasuries if labor markets don’t cool. This would result in a stagflationary economic environment and limited fiscal flexibility to foster growth.
Yet, as the Fed is more likely toward the end of its rate hike cycle than the beginning, the capital securities sectors have stabilized after falling precipitously from February into March. The price declines happened primarily in two stages during the period: 1) during the 4th quarter of
2022, duration explained most of the price declines as yields rose by about 20 basis points (bps), but spreads widened by about 100 bps and 2)
during the 1st quarter of 2023 all of the spread loss was recovered only to be given back by two times when the deposit crisis hit the U.S. regional bank system -- prices declined materially as spreads widened by 190 bps from February into March. The differential in performance between investment grade and below investment grade paper widened noticeably but has retraced more recently as the Fed’s Bank Term Funding Program
(BTFP) has prevented realized loss impacts in liquidity portfolios from being necessary. As a result of the BTFP’s renewed quantitative easing effect, equity has rallied throughout the spring and summer though inflation is still a burden to global economies. The Fed has assured markets that its inflation fighting job is not complete.
Value of a $10,000 Investment* March 14, 2014 - August 31, 2023
1-Year 5-Year Since Inception Inception Date
Class S Shares -0.52% 2.49% 3.79% 3/14/14

4
Capital Securities Fund
Allocations to Insurance hybrids, Trust Preferred Securities floaters, and Corporate hybrids contributed to absolute performance and allocations to Legacy hybrids, Additional Tier 1 (AT1) Contingent Convertible Bonds and U.S. bank AT1 detracted from absolute performance. The fund tactics were primarily to be underweight fixed-for-life product because of the $25 par Separately Managed Account (SMA) long duration structure risk and overweight fixed-to-refixed product like Contingent Convertible Capital Securities and U.S. bank AT1 of the sector’s shorter duration, yield, and liquidity. The fund underperformed its benchmark during the period primarily because of moderate exposures to Credit Suisse and
Silicon Valley bank.
*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
**Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
***Securities described in the fund commentary may no longer be held in the fund.

Statement of Assets and Liabilities
Principal Funds, Inc.
August 31, 2023
5
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ............................................................................................................................
$ 1,155,544
Investment in affiliated Funds--at cost ......................................................................................................................
$ 13,752
Assets
Investment in securities--at value  ............................................................................................................................ $ 1,030,178
(a)
Investment in affiliated Funds--at value ....................................................................................................................... 13,752
Receivables:
Dividends and interest ................................................................................................................................... 14,848
Expense reimbursement from Manager ................................................................................................................. 40
Fund shares sold ......................................................................................................................................... 1,091
Investment securities sold ............................................................................................................................... 5
Total Assets   1,059,914
Liabilities
Accrued transfer agent fees ................................................................................................................................... 59
Accrued directors' expenses ................................................................................................................................... 2
Accrued professional fees ..................................................................................................................................... 32
Accrued other expenses ....................................................................................................................................... 6
Cash overdraft ................................................................................................................................................. 29
Payables:
Fund shares redeemed ................................................................................................................................... 650
Collateral obligation on securities loaned, at value ........................................................................................................... 17,602
Total Liabilities
18,380
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 1,041,534
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 1,244,066
Total distributable earnings (accumulated loss) ...............................................................................................................
(202,532)
Total Net Assets
$ 1,041,534
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 500,000
Net Asset Value Per Share:
Class S : Net Assets ............................................................................................................................................ $ 1,041,534
Shares Issued and Outstanding .......................................................................................................................... 120,653
Net Asset Value per share ...............................................................................................................................
$ 8 .63
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Year Ended August 31, 2023
6
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................................................................................ $ 465
Dividends ................................................................................................................................................... 700
Interest ...................................................................................................................................................... 55,396
Securities lending - net .....................................................................................................................................
192
Total Income 56,753
Expenses:
Registration fees - Class S ................................................................................................................................. 37
Shareholder meeting expense .............................................................................................................................. 15
Shareholder reports - Class S .............................................................................................................................. 8
Transfer agent fees - Class S ............................................................................................................................... 335
Chief compliance officer expenses ......................................................................................................................... 1
Custodian fees .............................................................................................................................................. 9
Directors' expenses ......................................................................................................................................... 25
Interest expense and fees ................................................................................................................................... 13
Professional fees ........................................................................................................................................... 38
Other expenses ............................................................................................................................................. 13
Total Gross Expenses 494
Less: Reimbursement from Manager - Class S ............................................................................................................ 481
Total Net Expenses 13
Net Investment Income (Loss) 56,740
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (57,633)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. (7,975)
Net Realized and Unrealized Gain (Loss) on investments (65,608)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (8,868)

Statement of Changes in Net Assets
Principal Funds, Inc.
7
See accompanying notes.
Amounts in thousands Capital Securities Fund
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 56,740 $ 53,023
Net realized gain (loss) on investments ...................................................................................................... (57,633) 1,168
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(7,975) (188,068)
Net Increase (Decrease) in Net Assets Resulting from Operations (8,868) (133,877)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (62,211) (58,505)
Total Dividends and Distributions (62,211) (58,505)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(31,034) 168,275
Total Increase (Decrease) in Net Assets (102,113) (24,107)
Net Assets
Beginning of period ..........................................................................................................................
1,143,647 1,167,754
End of period ................................................................................................................................
$ 1,041,534 $ 1,143,647
Class S
Capital Share Transactions:
Year Ended August 31, 2023
Dollars:
Sold .............................................................................................................. $ 347,019
Reinvested ......................................................................................................... 38,232
Redeemed ..........................................................................................................
(416,285)
Net Increase (Decrease)
$ (31,034)
Shares:
Sold .............................................................................................................. 39,424
Reinvested ......................................................................................................... 4,392
Redeemed ..........................................................................................................
(47,533)
Net Increase (Decrease)
(3,717)
Year Ended August 31, 2022
Dollars:
Sold .............................................................................................................. $ 453,083
Reinvested ......................................................................................................... 35,848
Redeemed ..........................................................................................................
(320,656)
Net Increase (Decrease)
$ 168,275
Shares:
Sold .............................................................................................................. 44,622
Reinvested ......................................................................................................... 3,618
Redeemed ..........................................................................................................
(32,400)
Net Increase (Decrease)
15,840

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023
8
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the “fund”), a series of the Fund, are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”) Topic
946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the fund. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts and certain preferred securities. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023
9
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the statement of operations. During the year ended August 31, 2023, the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Fund’s financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statement of operations. The interest expense associated with these borrowings is included in interest expense and fees on the statement of operations. There were no outstanding loans or borrowings as of August 31, 2023.
During the year ended August 31, 2023, the fund’s lending to the Facility was as follows (amounts in thousands):
During the year ended August 31, 2023 , the fund’s borrowing from the Facility was as follows (amounts in thousands):
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Capital Securities Fund $ 74 4.94% $ 4
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Capital Securities Fund $ 286 4.58% $ 13
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023
10
the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statement of operations. During the year ended August 31, 2023, the fund did not borrow against the line of credit.
Contingent Convertible Securities. As footnoted in the schedule of investments, the fund invests in contingent convertible securities (“ CoCos ”).
CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.”
Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Cross Trades.  The fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended August 31, 2023, the fund did not have material cross trades.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. As footnoted in the schedule of investments, the fund may lend portfolio securities to approved brokerage firms to earn additional income. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and
105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statement of operations.
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023
11
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, and U.S. Government and
Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds or preferred stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data.
The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2023 in valuing the fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector and/or sub-industry classifications, please see the schedule of investments
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 1,019,088 $ — $ 1,019,088
Investment Companies* 21,425 — — 21,425
Preferred Stocks
Financial 2,442 — — 2,442
Government — 975 — 975
Total investments in securities $ 23,867 $ 1,020,063 $ — $ 1,043,930
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023
12
During the year , there were no purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
6. Investment Transactions
For the year ended August 31, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2023 and August 31,
2022 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2023, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2023 , the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2023, the fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 20 23, the fund does not plan to defer any late year losses.
Purchases Sales
Capital Securities Fund $ 153,414 $ 184,745
Ordinary Income
2023 2022
Capital Securities Fund $ 62,211 $ 58,505
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Capital Securities Fund $ 709 $ — $ (70,672) $ (142,796) $ 10,227 $ (202,532)
Short-Term Long-Term Total
Capital Securities Fund $ 14,065 $ 56,607 $ 70,672
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2023
13
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2023, the fund recorded no reclassifications.
Federal Income Tax Basis. At August 31, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 3,547 $ (146,343) $ (142,796) $ 1,186,726
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
August 31, 2023
See accompanying notes.
14
INVESTMENT COMPANIES - 2.06% Shares Held Value (000's)
Exchange-Traded Funds - 0.13%
Invesco Preferred ETF
(a)
121,647 $ 1,361
Money Market Funds - 1.93%
BlackRock Liquidity FedFund - Institutional Class
5.23%
(b),(c)
6,312,014 6,312
Principal Government Money Market Fund - Class
R-6 5.23%
(b),(c),(d)
13,752,255 13,752
$ 20,064
TOTAL INVESTMENT COMPANIES $ 21,425
PREFERRED STOCKS - 0.33% Shares Held Value (000's)
Banks - 0.16%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(e)
55,739 $ 1,019
Fulton Financial Corp 5.13%, 01/15/2026
(e)
41,865 675
$ 1,694
Diversified Financial Services - 0.02%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 148
Insurance - 0.06%
Assurant Inc 5.25%, 01/15/2061 30,074 600
Sovereign - 0.09%
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 975
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,417
BONDS - 97.84%
Principal
Amount (000's) Value (000's)
Banks - 57 .65%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,860
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(f),(g)
600 513
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(f),(g)
11,400 10,703
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(f),(g)
10,000 7,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(e),(f),(g)
400 384
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.13%, 04/27/2027
(e),(f)
13,700 13,289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(f)
25,000 22,156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(f)
19,600 15,975
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(f)
7,300 6,550
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
7,600 5,413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(f)
24,000 22,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(f)
3,300 3,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
4.38%, 03/15/2028
(e),(f),(g)
$ 8,000 $ 5,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(e),(f),(g)
10,120 10,119
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(f),(g)
8,000 7,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(f),(g)
1,200 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.50%, 02/25/2030
(e),(f),(g),(h)
3,500 2,519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(e),(f),(g)
800 790
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,103 5,981
USD Swap Semi-Annual 5 Year + 5.15%
8.50%, 08/14/2028
(e),(f),(g),(h)
2,000 1,993
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(g)
1,400 1,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Inc
3.88%, 02/18/2026
(e),(f)
16,500 14,438
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(f)
8,000 7,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(e),(f)
1,239 1,219
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
7.38%, 05/15/2028
(e),(f)
3,600 3,622
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(f)
3,900 2,950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(a),(e),(f)
8,000 7,388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Corestates Capital III
6.20%, 02/15/2027
(h)
17,771 16,798
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
7.88%, 01/23/2024
(e),(f),(g),(h)
16,083 16,003
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(f),(g)
2,300 2,289
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
8,232 8,202
USD Swap Semi-Annual 5 Year + 6.19%
Danske Bank A/S
6.13%, 03/28/2024
(e),(f),(g)
6,600 6,411
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(f),(g)
4,400 4,181
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%

Schedule of Investments
Capital Securities Fund
August 31, 2023
See accompanying notes.
15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(f)
$ 2,200 $ 2,002
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(f)
6,100 4,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.95%, 02/10/2025
(e),(f)
1,000 932
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(f)
3,500 3,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(h)
1,700 2,087
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(f)
7,300 8,961
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(f),(g)
3,000 2,684
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(a),(e),(f),(g)
1,300 1,260
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(e),(f),(g)
500 458
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(a),(e),(f),(g)
5,000 4,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(f)
19,200 16,283
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(f)
8,600 7,826
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
6.18%, 06/15/2028 2,400 2,114
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(f)
2,000 1,896
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(e),(f),(g)
7,000 6,238
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(f),(g)
500 472
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(f),(g)
10,000 9,757
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
7,000 6,627
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(f)
21,993 19,434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
KeyCorp
5.00%, 09/15/2026
(e),(f)
3,775 2,927
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
6.27%, 07/01/2028 1,500 1,306
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,378
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
7.50%, 06/27/2024
(e),(f),(g)
$ 4,300 $ 4,190
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(f),(g)
15,850 14,834
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(f)
1,800 1,928
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
8.00%, 09/27/2029
(e),(f),(g)
2,000 1,810
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(f)
8,000 5,687
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(f)
4,000 3,311
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(a),(e),(f)
1,300 1,248
3 Month USD LIBOR + 3.61%
NatWest Group PLC
4.60%, 06/28/2031
(e),(f),(g)
10,000 6,808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(f),(g)
8,000 7,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(f),(g)
8,000 7,800
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
4,300 4,115
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 14,742
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
6.07%, 06/01/2028 3,000 2,795
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(f)
2,300 1,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(f)
13,600 12,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(f)
2,000 1,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(f)
7,500 6,634
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(f)
3,500 3,336
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(f),(g)
5,000 4,706
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.38%, 10/04/2023
(e),(f),(g),(h)
5,500 5,501
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 10/04/2023
(e),(f),(g)
3,000 3,000
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(e),(f),(g),(h)
3,500 3,440
USD Swap Rate NY 5 Year + 5.87%

Schedule of Investments
Capital Securities Fund
August 31, 2023
See accompanying notes.
16
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
6.00%, 07/26/2025
(e),(f),(g)
$ 1,000 $ 950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f)
3,000 2,865
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(a),(e),(f),(h)
7,800 7,449
3 Month USD LIBOR + 1.46%
Swedbank AB
5.63%, 09/17/2024
(e),(f),(g)
1,800 1,722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(f)
6,200 6,231
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(f)
23,120 20,473
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(f)
8,100 7,526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
6.20%, 03/15/2028
(a)
2,000 1,810
3 Month USD LIBOR + 0.65%
6.30%, 05/15/2027 4,500 4,143
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(g),(h)
10,000 8,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 10,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(f),(g)
9,200 8,616
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
1,400 1,388
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(f),(g)
5,000 4,958
USD Swap Semi-Annual 5 Year + 4.34%
UniCredit SpA
8.00%, 06/03/2024
(e),(f),(g)
10,300 10,120
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(f)
32,500 24,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(f)
12,800 11,347
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.88%, 06/15/2025
(e)
3,000 2,974
3 Month USD LIBOR + 3.99%
$ 600,399
Diversified Financial Services - 9.50%
Ally Financial Inc
4.70%, 05/15/2026
(e),(f)
10,500 7,376
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(f)
1,200 772
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
3.55%, 09/15/2026
(e),(f)
$ 27,000 $ 22,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(f)
10,200 7,829
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(f)
17,000 14,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(f)
13,207 12,745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(h)
2,500 1,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(a),(e),(f)
22,300 21,428
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Voya Financial Inc
4.70%, 01/23/2048
(f)
10,300 8,395
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(e),(f)
1,400 1,384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 98,969
Electric - 8.60%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(a),(f)
2,700 2,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
7,100 5,724
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(f)
9,900 8,363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(e),(f)
24,300 22,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(f)
6,625 6,353
3 Month USD LIBOR + 3.06%
Duke Energy Corp
3.25%, 01/15/2082
(f)
5,000 3,683
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(a),(e),(f)
24,960 24,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(f)
5,700 5,472
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(h)
6,700 6,668
USD Swap Semi-Annual 5 Year + 5.88%

Schedule of Investments
Capital Securities Fund
August 31, 2023
See accompanying notes.
17
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
$ 2,000 $ 1,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
7.60%, 10/01/2066 3,341 3,012
3 Month USD LIBOR + 2.07%
$ 89,605
Food - 0.43%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
5,000 4,450
Insurance - 12.31%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,036
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 3,787
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
8.56%, 08/15/2053 6,900 6,805
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(f)
3,580 3,380
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,050
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
500 481
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(f)
2,000 1,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,753
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.88%, 12/15/2052
(f)
5,900 5,736
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Equitable Holdings Inc
4.95%, 09/15/2025
(a),(e),(f)
1,448 1,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
8.01%, 05/01/2067 1,100 946
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
6,500 5,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 6,275
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
1,100 1,130
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
2,200 2,306
MetLife Inc
3.85%, 09/15/2025
(e),(f)
7,200 6,639
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 693
9.25%, 04/08/2068
(h)
10,372 12,006
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,504
3 Month USD LIBOR + 7.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
$ 3,600 $ 3,534
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 3,725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 8,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.10%, 10/16/2044
(f)
785 769
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
9,500 8,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(h)
5,000 4,204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
26,800 20,770
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 5,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 128,229
Oil & Gas - 1.21%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(f)
9,500 9,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(f)
3,900 3,532
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 12,621
Pipelines - 4.69%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,552
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(f)
1,500 1,414
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(f)
11,000 10,246
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(f)
2,000 2,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
9,881 8,694
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(f)
1,300 1,079
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(f)
12,500 10,500
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 6,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%

Schedule of Investments
Capital Securities Fund
August 31, 2023
See accompanying notes.
18
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust   (continued)
5.63%, 05/20/2075
(f)
$ 600 $ 563
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(a),(f)
4,000 3,689
3 Month USD LIBOR + 4.64%
$ 48,836
REITs - 0.71%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
4,000 3,595
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
4,500 3,766
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,361
Sovereign - 0.87%
CoBank ACB
4.25%, 01/01/2027
(e),(f)
2,000 1,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(f)
1,000 959
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(f)
5,000 4,765
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
1,900 1,757
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,061
Telecommunications - 1.37%
Vodafone Group PLC
3.25%, 06/04/2081
(f)
8,000 7,069
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(f)
9,250 7,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
$ 14,292
Transportation - 0.50%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
5,400 5,265
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,019,088
Total Investments $ 1,043,930
Other Assets and Liabilities -  (0.23)% (2,396)
TOTAL NET ASSETS - 100.00% $ 1,041,534
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,950 or 1.63% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,602 or 1.69% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $256,078 or 24.59% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $189,790 or 18.22% of net assets.
Portfolio Summary
Sector Percent
Financial 80.41%
Utilities 8.60%
Energy 5.90%
Money Market Funds 1.93%
Communications 1.37%
Government 0.96%
Industrial 0.50%
Consumer, Non-cyclical 0.43%
Exchange-Traded Funds 0.13%
Other Assets and Liabilities
(0.23)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales August 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.23% $ — $ 358,125 $ 344,373 $ 13,752
Principal Government Money Market Fund - Institutional Class 5.18% 6,388 116,134 122,522 —
$ 6,388 $ 474,259 $ 466,895 $ 13,752
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.23% $ 407 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.18% 58 — — —
$ 465 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
August 31, 2023
See accompanying notes.
19
Currency Abbreviations
USD/$ United States Dollar

Financial Highlights
Principal Funds, Inc.
See accompanying notes.
21
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2023 $ 9 .20 $ 0 .47 ( $ 0 .53 ) ( $ 0 .06 ) ( $ 0 .51 ) ( $ 0 .51 ) $ 8 .63
2022 10 .76 0 .44 ( 1 .52 ) ( 1 .08 ) ( 0 .48 ) ( 0 .48 ) 9 .20
2021 10 .36 0 .46 0 .43 0 .89 ( 0 .49 ) ( 0 .49 ) 10 .76
2020 10 .17 0 .50 0 .23 0 .73 ( 0 .54 ) ( 0 .54 ) 10 .36
2019 9 .95 0 .58 0 .21 0 .79 ( 0 .57 ) ( 0 .57 ) 10 .17
(a)
(b)

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.
22
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .52 ) % $ 1,041,534 0 .00% (b) 5 .34% 14 .7%
( 10 .24 ) 1,143,647 0 .00 (b) 4 .40 14 .0
8 .77 1,167,754 0 .00 (b) 4 .34 14 .2
7 .42 846,849 0 .00 (b) 4 .95 14 .0
8 .39 648,432 0 .00 (b) 5 .89 14 .7
Calculated based on average shares outstanding during the period.
Reflects Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm
23
To the Shareholders and the Board of Directors of Capital Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Capital Securities Fund (the “fund”) (one of the funds constituting
Principal Funds, Inc. (the “Fund”)), including the schedule of investments, as of August 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund (one of the funds constituting the Fund) at August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 24, 2023

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2023 (unaudited)
24
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( March 1, 2023 to August
31, 2023 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
March 1, 2023
Ending Account
Value
August 31, 2023
Expenses Paid
During Period
March 1, 2023 to
August 31,
2023
(a)
Beginning
Account Value
March 1, 2023
Ending Account
Value
August 31, 2023
Expenses Paid
During Period
March 1, 2023 to
August 31,
2023
(a)
Annualized
Expense
Ratio
Capital Securities Fund
Class S $ 1,000.00 $ 972.95 $ 0.00 $ 1,000.00 $ 1,025.21 $ 0.00 0.00%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

25
FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 126 McClatchy Newspapers, Inc. (2000-
2020); Frontier Communications, Inc.
(2005-2019)
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

26
INTERESTED BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Mary M. VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. (financial
and management consulting)
126 Helmerich & Payne (2019-present);
Denbury Resources Inc. (2019-2020)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Global Investors, LLC (“PGI”) 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
Director since 2019
President-Principal Funds since 2019
Principal Funds Distributor, Inc. (“PFD”)
Director since 2019
Principal Financial Group, Inc. (“PFGI”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Life Insurance Company (“PLIC”)
Senior Executive Managing Director – Global
Head of Investments – Principal Asset Management
(“PAM”) since 2023
Senior Executive Director and Chief Operating
Officer - PAM (2022-2023)
Senior Executive Director and Chief Operating
Officer - PGI (2020-2022)
President-Principal Funds (2019-2020)
Post Advisory Group, LLC (“Post”)
Director since 2020
Principal Real Estate Investors, LLC (“PREI”)
Senior Executive Director and Chief Operating
Officer - PGI since 2022
Director since 2020
Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)
Spectrum Asset Management (“Spectrum”)
Director since 2021
Origin Asset Management (“Origin”)
Additional Director since 2022
OppenheimerFunds
Senior Vice President (2011-2019)

27
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Patrick G. Halter PGI 126 None
Board Member since 2017
Member, Executive Committee
1959
Chair since 2018
Chief Executive Officer and
President since 2018
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – PAM) since
2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
PREI
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Origin
Director (2018-2019)
Kenneth A. McCullum PGI 126
Board Member since 2023
1964
Director since 2020
PFGI, PFSI, and PLIC
Executive Vice President and Chief Risk Officer
since 2023
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)
Principal Securities, Inc. (“PSI”)
Director since 2020
PSS
Director since 2020

28
FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
George Djurasovic
General Counsel
Des Moines, IA 50392
1971
Vice President/General Counsel PAM, PGI since
2022
Vice President/General Counsel PAM, PFGI since
2022
Vice President/General Counsel PAM, PFSI since
2022
Vice President/General Counsel PAM, PLIC since
2022
Global Chief Compliance Officer, Artisan Partners
Limited
Partnership (2013-2022)
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, Business Owner
Ecosystem, Inc. (“BOE - formerly, RobustWealth,
Inc.”) since 2018
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFGI since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, PSI since 2016
Vice President and Treasurer, PSS since 2016
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary – Fund
Complex (2018-2023)
Counsel, PGI since 2018
Counsel, PLIC since 2018
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)

29
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer – Fund Complex
(2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD (2016-2022)
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant General Counsel and Assistant
Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel, PGI since 2018
Counsel, PLIC since 2006
John L. Sullivan
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

30
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 31, 2022
(and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 219971, Kansas City, MO
64121-9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/prospectuses.

31
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov and
www.Principalam.com.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 15, 2023 to review the liquidity risk management program (the
“Program”) applicable to all series of the Principal Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”),
addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions , including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report, that the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

32
Joint Annual Meeting of Shareholders
Principal Funds, Inc.
Held April 26, 2023
1. Election of thirteen Directors as members of the Board of Directors
2. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend sub-advisory agreements with all sub-
advisors, regardless of the degree of affiliation, as described in the proposal, on behalf of the Fund without obtaining shareholder approval
For Withheld
Leroy T. Barnes 13,839,573,611.37 479,454,930.15
Craig Damos 13,878,304,065.12 440,724,476.41
Katharin S. Dyer 13,937,299,595.16 381,722,484.94
Frances P. Grieb 13,951,607,276.85 367,414,803.26
Fritz S. Hirsch 13,838,829,975.02 480,198,566.51
Victor L. Hymes 13,867,683,343.74 451,338,736.37
Padelford L. Lattimer 13,841,002,591.84 478,019,488.27
Karen McMillan 13,958,230,823.35 360,791,256.76
Elizabeth A. Nickels 13,933,231,314.81 385,790,765.30
Mary M. VanDeWeghe 13,953,859,290.04 365,162,790.07
Kamal Bhatia 13,859,014,312.47 460,007,767.64
Patrick G. Halter 13,882,522,852.65 436,499,227.45
Kenneth A. McCullum 13,898,512,834.65 420,509,245.46
For Against Abstain Broker Non-Vote
Blue Chip Fund 177,317,790 9,007,754 4,207,907 66,973,554
Bond Market Index Fund 230,601,693 21,119,983 24,507,721 1,682,207
Capital Securities Fund 117,098,846 98,741 26,327 2,695,436
Diversified Real Asset Fund 99,410,001 9,477,797 9,706,655 30,923,668
Edge MidCap Fund 2,161,623 191,548 82,007 2,799,654
Global Multi-Strategy Fund 23,392,928 375,968 262,523 13,211,282
International Equity Index Fund 87,708,025 3,632,808 246,720 2,120,641
International Small Company Fund 68,418,370 973,952 471,861 3,481,091
Opportunistic Municipal Fund 4,139,402 128,614 63,530 4,993,871
Origin Emerging Markets Fund 253,066,152 3,518,220 1,055,008 4,514,641
Small-MidCap Dividend Income Fund 46,819,589 1,297,985 791,649 22,466,305
Small-MidCap Growth Fund 768,767 - - 1,995
Spectrum Preferred and Capital Securities Income Fund 380,464,699 9,325,231 5,108,249 138,467,200

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2023 (unaudited)
33
Dividends Received Deduction (“DRD”). For corporate shareholders, the fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2022:
Qualified Dividend Income (“QDI”). Certain dividends paid by the fund may be subject to a maximum tax rate of 20%. The fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2022:
Section 163(j) Interest Dividends. The fund below intends to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b).The fund designates the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2022:
In early 2023, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the fund during the calendar year 2022 via Form 1099.
The fund will notify shareholders in early 2024 of amounts paid to them by the fund, including QDI and Foreign Tax Credit, if any, during the calendar year 2023.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
DRD
Capital Securities Fund 37.28%
QDI
Capital Securities Fund 66.90%
163(j)
Interest
Dividends
Capital Securities Fund 30.08%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2023 Principal Financial Services, Inc. | FV903-09 | 10/2023 | 3051818

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2022 – $518,214
August 31, 2023 – $558,913

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2022 - $0
August 31, 2023 - $5,775

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2022 - $132,411
August 31, 2023 - $178,779

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.
This policy is established
by the Audit
Committee (the "Committee") of the Boards of
Directors of
Principal
Funds,
Inc.
and
Principal
Variable
Contracts Funds,
Inc.
and
the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed-end management investment
company
that
is
operated
as
an
interval
fund
and
managed
by
Principal Global
Investors,
LLC
1

(the
“Funds”)
(the
“Boards
of
the
Funds”)
effective
for
all
engagements
of the primary independent auditor.

1.

The
primary
independent
auditor,
its
subsidiaries
and
affiliates
shall
not
provide
Prohibited Services to the Funds.
For the purposes of this policy, Prohibited Services are:

•

Services
that
are
subject
to
audit
procedure
during
a
financial
statement
audit;
•

Services
where
the
auditor
would
act
on
behalf
of
management;
•

Services
where
the
auditor
is
an
advocate
to
the
client's
position
in
an
adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial
information
systems
design
and
implementation;
•

Appraisal
or
valuation
services,
fairness
opinions,
or
contribution-in-kind
reports;
•

Actuarial
services;
•

Internal
audit
functions
or
human
resources;
•

Broker
or
dealer,
investment
advisor,
or
investment
banking
services;
•

Legal
services
and
expert
services
unrelated
to
the
audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with
regard
to
the
Funds
(other
than
members
of
the
Boards
of
the
Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•

Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.

(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired
or
divested
businesses
or
review
of
regulatory
filings,
any
independent
auditor provides,
shall
be
approved
by
the
Committee
in
advance
in
accordance
with
the
following
procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is
sought,
and
the corresponding
range
of
fees
for
such
service.
The
Committee
may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting.
The Committee Chairperson is presently so appointed pursuant to this policy,
and
shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In
considering
whether
to
grant
pre-approval and pre-concurrence with respect to the
primary
independent
auditor’s
provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with
the
maintenance
of
such
auditor's
independence.
The
Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors,
and
whether
the
service
might
enhance
the
Funds'
ability
to
manage or control risk or improve audit quality.

3.

The
provisions
of
this
policy
shall
apply
to
all
audit
and
non-audit
services
provided
directly to the Funds.
Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.

Not less than annually, the primary independent auditor shall report to the Committee in writing all
relationships
that
may
reasonably
be
thought
to
bear
on
independence
between the
auditor
and
the
Funds
or
persons
in
financial
reporting
oversight
roles with
respect
to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.
The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.
In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.

The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.
All other audit partners of the primary independent auditor, excluding partners who simply consult with others on
the
audit
engagement
regarding
technical
issues,
shall
rotate
after
seven
years and be subject upon rotation to a two year "time out" period.

6.

Neither
the
Funds
nor
PGI
may
hire
or
promote
any
former
partner,
principal,
shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures
began
for
the
fiscal
period
in
which
the
Funds
or
PGI
proposes
to
hire
or promote the Former Employee.
Neither the Funds nor PGI shall, without prior written consent of
the
primary
independent
auditor,
hire
or
promote
any
Former
Employee
into
a role
not
prohibited
above
if
the
Former
Employee
had
provided
any
services
to
the
Funds or
PGI
during
the
12
months
preceding
the
date
of
filing
of
the
Funds'
most
recent
annual report with the SEC.
Upon termination of the primary independent auditor, the Funds or PGI shall
not,
without
prior
written
consent
of
the
former
primary
independent
auditor,
hire or promote any Former Employee for a period of up to 12 months from termination.
7.

For
persons
recently
promoted
or
hired
into
a
financial
reporting
oversight
role
(other
than members
of
the
Boards
of
the
Funds
who
are
not
also
officers
or otherwise “interested persons” (as defined in the Investment Company Act of 1940)
of
the
Funds),
any
personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to
exercise
influence
over
the
contents
of
the
financial
statements
or
anyone
who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted
by
the
Audit
Committee
of
the
Boards
of
the
Funds
on
June
14,
2023).

1
The
first
such
interval
fund
is
the
Principal
Diversified
Select
Real
Asset
Fund;
Management,
subject
to Board approval, may create others, each of which would be formed as a separate trust.
(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2022 - $289,623
August 31, 2023 - $417,823

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Frances Grieb, Victor Hymes, Elizabeth Nickels, and Meg VanDeWeghe.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit
99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit
99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit
99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, President and CEO

Date	10/10/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, President and CEO

Date	10/10/2023

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer

Date	10/10/2023